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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07452
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 6/30/12

Item 1. Reports to Stockholders.

Invesco V.I. Balanced-Risk Allocation Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIIBRA-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	5.29%

Series II Shares	5.13

MSCI World Index▼ (Broad Market Index)	5.91

Custom VI Balanced Risk Allocation Index▪ (Style-Specific Index)	4.70

Source(s): ▼Lipper Inc.; ▪Invesco, Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The Custom VI Balanced Risk Allocation Index, created by Invesco to serve as a benchmark for Invesco V.I. Balanced-Risk Allocation Fund, is composed of the following indexes: (60%) MSCI World Index, (40%) Barclays U.S. Aggregate Index.
     The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (1/23/09)		15.51%

1	Year	13.78

Series II Shares

Inception (1/23/09)		15.20%

1	Year	13.53

Effective May 2, 2011, Series I and Series II shares of Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund were reorganized into Series I and Series II shares, respectively of Invesco V.I. Balanced-Risk Allocation Fund. Prior to this, on June 1, 2010, Class I and Class II shares of Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor funds and Invesco V.I. Balanced-Risk Allocation Fund. Share class returns will differ from the predecessor funds because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.74% and 0.99%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.24% and 1.49%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Balanced-Risk Allocation Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.02% for Invesco V.I. Balanced-Risk Allocation Fund.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2013. See current prospectus for more information.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

June 30, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Treasury Bills–8.84%
0.06%, 07/19/12(a)(b)	$14,300,000	$14,299,854

0.06%, 08/09/12(a)	10,550,000	10,549,586

0.11%, 08/09/12(a)	3,000,000	2,999,844

0.08%, 08/23/12(a)	11,400,000	11,398,983

0.12%, 08/23/12(a)	5,000,000	5,000,072

Total U.S. Treasury Bills (Cost $44,246,398)		44,248,339

	Shares	Value

Money Market Funds–82.42%(c)
Government & Agency Portfolio–Institutional Class	69,767,675	$69,767,675

Invesco V.I. Money Market Fund	9,074,424	9,074,424

Liquid Assets Portfolio–Institutional Class	76,744,443	76,744,443

Premier Portfolio–Institutional Class	62,790,908	62,790,908

STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio (Ireland)–Institutional Class	54,768,347	54,768,347

STIC Prime Portfolio–Institutional Class	55,814,140	55,814,140

Treasury Portfolio–Institutional Class	83,721,210	83,721,210

Total Money Market Funds (Cost $412,681,147)		412,681,147

TOTAL INVESTMENTS–91.26% (Cost $456,927,545)		456,929,486

OTHER ASSETS LESS LIABILITIES–8.74%		43,755,784

NET ASSETS–100.00%		$500,685,270

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral for open swap agreements. See note 1J and Note 4.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Open Futures Contracts and Swap Agreements at Period-End(a)
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Futures Contracts	Contracts	Month	Value	(Depreciation)

Australian 10 Year Bonds	632	September-2012	$81,176,390	$(91,488)

Brent Crude	66	August-2012	6,454,800	(7,757)

Canada 10 Year Bonds	513	September-2012	69,762,155	728,973

Dow Jones Eurostoxx 50	890	September-2012	25,379,890	981,580

E-Mini S&P 500 Index	340	September-2012	23,058,800	583,270

Euro Bonds	389	September-2012	69,312,852	(1,908,063)

FTSE 100 Index	266	September-2012	23,007,857	285,285

Gas Oil	79	August-2012	6,661,675	23,388

Gasoline Reformulated Blendstock Oxygenate Blending	60	September-2012	6,444,900	405,782

Hang Seng Index	117	July-2012	14,665,719	377,512

Heating Oil	42	August-2012	4,780,264	314,552

Japan 10 Year Bonds	37	September-2012	66,506,505	180,232

LME Copper	165	August-2012	31,741,875	1,030,496

LME Primary Aluminum	81	July-2012	3,812,569	(135,282)

Long Gilt	424	September-2012	79,092,184	394,079

Russell 2000 Index Mini	239	September-2012	19,010,060	693,829

Silver	87	September-2012	12,011,220	339,259

Soybean	172	November-2012	12,278,650	354,887

Topix Tokyo Price Index	238	September-2012	22,894,921	2,103,891

U.S. Treasury Long Bonds	236	September-2012	34,920,625	130,058

Total Futures Contracts			$612,973,911	$6,784,483

(a) Futures collateralized by $37,646,000 cash held with Goldman Sachs, the futures commission merchant.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

					Unrealized
		Number of	Expiration	Notional	Appreciation
Long Swap Agreements	Counterparty	Contracts	Month	Value	(Depreciation)

Receive a return equal to Barclays Capital Soybean Meal S2 Nearby Excess Return Index and pay the product of (i) 0.30% of the Notional Value multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	17,950	June-2013	$12,416,609	$882,074

Receive a return equal to Barclays Gold Excess Return Index and pay the product of (i) 0.22% of the Notional Value multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	25,650	April-2013	9,796,612	(143,809)

Receive a return equal to Barclays Live Cattle Roll Yield Excess Return Index and pay the product of (i) 0.47% of the Notional Value multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	25,300	April-2013	3,420,818	111,439

Receive a return equal to Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Value multiplied by (ii) days in the period divided by 365	Merrill Lynch	82,100	December-2012	16,307,703	417,028

Receive a return equal to S&P GSCI Sugar Excess Return A141 Strategy and pay the product of (i) 0.37% of the Notional Value multiplied by (ii) days in the period divided by 365	Goldman Sachs	18,350	April-2013	7,607,966	274,988

Total Swap Agreements				$49,549,708	$1,541,720

Risk Allocation

By asset class, based on Net Assets
as of June 30, 2012

		% of
		Net Assets
Asset Class	Risk Allocation	as of 06/30/12*

Equity	36.36%	30.76%

Fixed Income	33.69	81.84

Commodities	29.95	27.21

*	Due to the use of leverage, the percentages may not equal 100%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities
June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $44,246,398)	$44,248,339

Investments in affiliated money market funds, at value and cost	412,681,147

Total investments, at value (Cost $456,927,545)	456,929,486

Foreign currencies, at value (Cost $110,094)	108,643

Receivable for:
Deposits with brokers for open futures contracts	37,646,000

Variation margin	4,024,913

Fund shares sold	5,648,514

Dividends	33,001

Unrealized appreciation on swap agreements	1,541,720

Investment for trustee deferred compensation and retirement plans	12,990

Total assets	505,945,267

Liabilities:
Payable for:
Investments purchased	4,479,914

Fund shares reacquired	70,064

Dividends	8,737

Accrued fees to affiliates	637,320

Accrued other operating expenses	43,064

Trustee deferred compensation and retirement plans	20,898

Total liabilities	5,259,997

Net assets applicable to shares outstanding	$500,685,270

Net assets consist of:
Shares of beneficial interest	$468,931,613

Undistributed net investment income	6,762,217

Undistributed net realized gain	16,665,026

Unrealized appreciation	8,326,414

$500,685,270

Net Assets:
Series I	$7,397,108

Series II	$493,288,162

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	609,503

Series II	40,849,775

Series I:
Net asset value per share	$12.14

Series II:
Net asset value per share	$12.08

Consolidated Statement of Operations
For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends	$39,257

Dividends from affiliated money market funds	69,853

Interest	62,271

Total investment income	171,381

Expenses:
Advisory fees	1,803,587

Administrative services fees	512,367

Custodian fees	10,652

Distribution fees — Series II	471,899

Transfer agent fees	2,671

Trustees’ and officers’ fees and benefits	16,796

Other	46,214

Total expenses	2,864,186

Less: Fees waived	(1,160,734)

Net expenses	1,703,452

Net investment income (loss)	(1,532,071)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	198,243

Foreign currencies	(118,004)

Futures contracts	7,458,336

Swap agreements	4,967,071

12,505,646

Change in net unrealized appreciation (depreciation) of:
Investment securities	429,515

Foreign currencies	(3,404)

Futures contracts	3,838,139

Swap agreements	83,182

4,347,432

Net realized and unrealized gain	16,853,078

Net increase in net assets resulting from operations	$15,321,007

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income (loss)	$(1,532,071)	$(779,193)

Net realized gain	12,505,646	17,004,994

Change in net unrealized appreciation (depreciation)	4,347,432	(3,110,200)

Net increase in net assets resulting from operations	15,321,007	13,115,601

Distributions to shareholders from net investment income:
Series I	—	(136)

Series II	—	(301,687)

Total distributions from net investment income	—	(301,823)

Distributions to shareholders from net realized gains:
Series I	—	(3,582)

Series II	—	(14,743,368)

Total distributions from net realized gains	—	(14,746,950)

Share transactions–net:
Series I	2,653,641	4,242,158

Series II	220,341,154	185,367,819

Net increase in net assets resulting from share transactions	222,994,795	189,609,977

Net increase in net assets	238,315,802	187,676,805

Net assets:
Beginning of period	262,369,468	74,692,663

End of period (includes undistributed net investment income (loss) of $6,762,217 and $8,294,288, respectively)	$500,685,270	$262,369,468

Notes to Consolidated Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Invesco V.I. Balanced-Risk Allocation Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco V.I. Balanced-Risk Allocation Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
J.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of

Invesco V.I. Balanced-Risk Allocation Fund

the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
K.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.950%

Next $250 million	0.925%

Next $500 million	0.90%

Next $1.5 billion	0.875%

Next $2.5 billion	0.85%

Next $2.5 billion	0.825%

Next $2.5 billion	0.80%

Over $10 billion	0.775%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Invesco V.I. Balanced-Risk Allocation Fund

  Effective May 15, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.72% and Series II shares to 0.97% of average daily net assets. Prior to May 15, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses to 0.62% and 0.87% of average net assets for Series I and Series II shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, total annual fund operating expenses may exceed the expense limits above. You incur these expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $1,160,734.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $49,046 for accounting and fund administrative services and reimbursed $463,321 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Balanced-Risk Allocation Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Money Market Fund	$412,681,147	$—	$—	$412,681,147

U.S. Treasury Securities	—	44,248,339	—	44,248,339

	$412,681,147	$44,248,339	$—	$456,929,486

Futures*	6,784,483	—	—	6,784,483

Swap Agreements*	—	1,541,720	—	1,541,720

Total Investments	$419,465,630	$45,790,059	$—	$465,255,689

*	Unrealized appreciation

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Commodity risk
Futures contracts(a)	$2,468,363	$(143,039)

Swap agreements(b)	1,685,531	(143,811)

Interest rate risk
Futures contracts(a)	1,433,342	(1,999,551)

Market risk
Futures contracts(a)	5,025,368	—

	$10,612,604	$(2,286,401)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Consolidated Statement of Assets & Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the Unrealized appreciation on swap agreements.

Effect of Derivative Instruments for the six months ended June 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
		Swap
	Futures*	Agreements*

Realized Gain (Loss)
Commodity risk	$(8,594,381)	$4,967,071

Interest rate risk	18,063,170	—

Market risk	(2,010,453)	—

Change in Unrealized Appreciation (Depreciation)
Commodity risk	3,503,106	83,182

Interest rate risk	(3,677,949)	—

Market risk	4,012,982	—

Total	$11,296,475	$5,050,253

*	The average notional value of futures and swap agreements outstanding during the period was $562,705,281 and $54,557,994, respectively.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund did not have a capital loss carryforward as of December 31, 2011.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $387,147 and $12,072,623, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—

Aggregate unrealized (depreciation) of investment securities	(197,925)

Net unrealized appreciation (depreciation) of investment securities	$(197,925)

Cost of investments for tax purposes is $457,127,411.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	307,764	$3,687,925	258,487	$2,871,722

Series II	19,743,171	236,520,149	12,355,475	139,883,748

Issued as reinvestment of dividends:
Series II	—	—	1,398,239	15,045,054

Issued in connection with acquisitions:(b)
Series I	—	—	174,025	1,876,288

Series II	—	—	6,178,799	66,483,294

Reacquired:
Series I	(86,137)	(1,034,284)	(45,961)	(505,852)

Series II	(1,347,148)	(16,178,995)	(3,202,503)	(36,044,277)

Net increase in share activity	18,617,650	$222,994,795	17,116,561	$189,609,977

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 88% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 2, 2011, the Fund acquired all the net assets of Invesco V.I. Global Multi-Asset Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders the Target Fund on April 1, 2011. The acquisition was accomplished by a taxable exchange of 6,352,824 shares of the Fund for 5,245,904 shares outstanding of the Target Fund as of the close of business on April 29, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 29, 2011. The Target Fund’s net assets at that date of $68,359,582 was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $73,364,971 and $141,724,553 immediately after the acquisition.
The pro forma results of operations for the year ended December 31, 2011 assuming the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period, are as follows:

Net investment income (loss)	$(432,423)

Net realized/unrealized gains	14,147,497

Change in net assets resulting from operations	$13,715,074

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since May 2, 2011.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 10—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I*
Six months ended 06/30/12	$11.53	$(0.03)	$0.64	$0.61	$—	$—	$—	$12.14	5.29%	$7,397	0.64	%(d)(e)	1.25	%(e)	(0.55	)%(e)	70%
Year ended 12/31/11	13.09	(0.04)	1.28	1.24	(0.10)	(2.70)	(2.80)	11.53	11.00	4,472	0.71		1.22		(0.32)		142
Year ended 12/31/10(f)	12.00	0.10	1.15	1.25	(0.02)	(0.14)	(0.16)	13.09	10.57	17	0.89		1.29		0.88	(g)	444
Eleven months ended 12/31/09(h)	10.00	0.04	2.67	2.71	(0.25)	(0.46)	(0.71)	12.00	28.21	120	0.90	(i)(j)	1.46	(i)(j)	0.41	(g)(i)(j)	87

Series II*
Six months ended 06/30/12	11.49	(0.05)	0.64	0.59	—	—	—	12.08	5.13	493,288	0.89	(e)	1.50	(e)	(0.80	)(e)	70
Year ended 12/31/11	13.05	(0.07)	1.27	1.20	(0.06)	(2.70)	(2.76)	11.49	10.61	257,898	0.96		1.47		(0.57)		142
Year ended 12/31/10(f)	12.10	0.07	1.04	1.11	(0.02)	(0.14)	(0.16)	13.05	9.32	75	1.14		1.54		0.59	(g)	444
Eleven months ended 12/31/09(h)	10.00	0.05	2.74	2.79	(0.23)	(0.46)	(0.69)	12.10	27.86 (k)	110	1.15	(i)(j)	1.71	(g)(i)(j)	0.44	(g)(i)(j)	87

*	Prior to May 2, 2011, the Fund operated as Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the “Predecessor Fund”). On such date, holders of the Acquired Fund’s Series I and Series II shares received Series I and Series II shares, respectively of the Fund.

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds was 0.02%.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,757 and $379,593 for Series I and Series II shares, respectively.
(f)	On June 1, 2010, the Class I and Class II shares of the Predecessor Fund were reorganized into Series I and Series II shares, respectively of the Fund.
(g)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed for the year ended December 31, 2010 and the period ending December 31, 2009 was 0.48% and (0.15)% for Series I shares and 0.19% and (0.12)% for Series II shares, respectively.
(h)	Commencement date of January 23, 2009.
(i)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expense to average net assets for the Underlying Funds was 0.08% at December 31, 2009.
(j)	Annualized.
(k)	These returns include combined 12b-1 fees and service fees of up to 0.25%.

Invesco V.I. Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,3]	(06/30/12)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$1,052.90	$3.28	$1,021.67	$3.23	0.64%

Series II	1,000.00	1,051.30	4.55	1,020.42	4.48	0.89

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Effective May 15, 2012, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Series I and Series II shares to 0.72% and 0.97% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.72% and 0.97% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.69 and $4.96 for Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.63 and $4.89 for Series I and Series II shares, respectively.

Invesco V.I. Balanced-Risk Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Balanced-Risk Allocation Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board noted that comparative performance data for only the past two calendar years was available. The Board compared the Fund’s performance during the past two calendar years to the performance of all global flexible portfolio funds underlying variable insurance products, regardless of

Invesco V.I. Balanced-Risk Allocation Fund

asset size or primary channel of distribution. The Board noted that the Fund’s performance of Series I shares of the Fund was in the first quintile of its performance universe for the one and two year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was above the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective rate was above the fee rate for one mutual fund and above the fee rate of one off-shore fund with comparable investment strategies.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Core Equity Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VICEQ-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	5.54%

Series II Shares	5.43

S&P 500 Index▼ (Broad Market Index)	9.49

Russell 1000 Index▼ (Style-Specific Index)	9.38

Lipper VUF Large-Cap Core Funds Index▼ (Peer Group Index)	8.31

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.89% and 1.14%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (5/2/94)		7.30%

10	Years	5.45

5	Years	0.53

1	Year	-1.83

Series II Shares

Inception (10/24/01)		4.71%

10	Years	5.20

5	Years	0.28

1	Year	-2.07

Invesco V.I. Core Equity Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.54%
Air Freight & Logistics–0.99%
United Parcel Service, Inc.–Class B	142,078	$11,190,063

Application Software–2.00%
Adobe Systems Inc.(b)	699,717	22,649,839

Asset Management & Custody Banks–1.87%
Northern Trust Corp.	460,721	21,202,380

Biotechnology–1.07%
Gilead Sciences, Inc.(b)	237,816	12,195,204

Brewers–0.58%
Molson Coors Brewing Co.–Class B	158,711	6,603,965

Communications Equipment–5.68%
Cisco Systems, Inc.	1,929,267	33,125,514

QUALCOMM, Inc.	432,587	24,086,444

Telefonaktiebolaget LM Ericsson–ADR (Sweden)	795,021	7,258,542

		64,470,500

Computer Hardware–0.50%
Hewlett-Packard Co.	279,842	5,627,623

Construction Materials–0.52%
CRH PLC (Ireland)	305,495	5,868,947

Consumer Finance–3.25%
American Express Co.	633,849	36,896,350

Department Stores–1.87%
Macy’s, Inc.	618,562	21,247,605

Diversified Banks–1.79%
U.S. Bancorp	631,543	20,310,423

Drug Retail–1.02%
CVS Caremark Corp.	247,203	11,551,796

Electric Utilities–2.40%
Edison International	207,747	9,597,912

Exelon Corp.	468,086	17,609,395

		27,207,307

Electrical Components & Equipment–0.75%
Emerson Electric Co.	182,689	8,509,654

Electronic Manufacturing Services–1.48%
TE Connectivity Ltd.	527,911	16,845,640

Environmental & Facilities Services–1.34%
Waste Management, Inc.	455,011	15,197,367

Food Retail–1.73%
Kroger Co. (The)	848,531	19,677,434

Gold–1.84%
Agnico-Eagle Mines Ltd. (Canada)	273,433	11,063,099

Kinross Gold Corp. (Canada)	773,909	6,307,359

Newcrest Mining Ltd. (Australia)	150,843	3,512,095

		20,882,553

Health Care Equipment–2.28%
Baxter International Inc.	149,682	7,955,598

Covidien PLC (Ireland)	219,399	11,737,847

Medtronic, Inc.	161,023	6,236,421

		25,929,866

Heavy Electrical Equipment–1.44%
ABB Ltd. (Switzerland)(b)	999,805	16,307,591

Home Improvement Retail–0.95%
Lowe’s Cos., Inc.	378,230	10,756,861

Household Products–2.31%
Procter & Gamble Co. (The)	427,526	26,185,967

Hypermarkets & Super Centers–1.16%
Wal-Mart Stores, Inc.	188,953	13,173,803

Industrial Conglomerates–3.73%
3M Co.	97,970	8,778,112

General Electric Co.	1,313,735	27,378,238

Koninklijke Philips Electronics N.V. (Netherlands)	310,629	6,137,887

		42,294,237

Industrial Gases–1.47%
Air Products & Chemicals, Inc.	206,853	16,699,243

Industrial Machinery–1.33%
Illinois Tool Works Inc.	178,076	9,418,440

Ingersoll-Rand PLC (Ireland)	133,300	5,622,594

		15,041,034

Insurance Brokers–1.40%
Marsh & McLennan Cos., Inc.	493,879	15,917,720

Integrated Oil & Gas–0.54%
Hess Corp.	139,882	6,077,873

Internet Retail–0.56%
Amazon.com, Inc.(b)	27,640	6,311,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

	Shares	Value

Internet Software & Services–2.04%
eBay Inc.(b)	552,026	$23,190,612

Investment Banking & Brokerage–0.41%
Charles Schwab Corp. (The)	361,353	4,672,294

Life Sciences Tools & Services–2.07%
Agilent Technologies, Inc.	426,567	16,738,489

Thermo Fisher Scientific, Inc.	130,605	6,779,706

		23,518,195

Managed Health Care–1.03%
WellPoint, Inc.	182,833	11,662,917

Movies & Entertainment–0.63%
Walt Disney Co. (The)	147,155	7,137,018

Office Services & Supplies–0.61%
Pitney Bowes Inc.	463,000	6,931,110

Oil & Gas Equipment & Services–4.60%
Baker Hughes Inc.	318,573	13,093,350

Cameron International Corp.(b)	94,887	4,052,624

National Oilwell Varco Inc.	123,090	7,931,920

Schlumberger Ltd.	125,856	8,169,313

Weatherford International Ltd.(b)	1,497,775	18,916,898

		52,164,105

Oil & Gas Exploration & Production–1.59%
Devon Energy Corp.	131,957	7,652,186

Talisman Energy Inc. (Canada)	903,013	10,350,812

		18,002,998

Packaged Foods & Meats–1.81%
Danone S.A. (France)	202,978	12,581,463

Kellogg Co.	160,317	7,908,438

		20,489,901

Pharmaceuticals–9.79%
Merck & Co., Inc.	530,424	22,145,202

Pfizer Inc.	920,803	21,178,469

Roche Holding AG (Switzerland)	140,272	24,200,772

Sanofi–ADR (France)	606,866	22,927,397

Teva Pharmaceutical Industries Ltd.–ADR (Israel)	522,528	20,608,504

		111,060,344

Property & Casualty Insurance–6.33%
Berkshire Hathaway Inc.–Class A(b)	254	31,736,030

Progressive Corp. (The)	1,924,873	40,095,105

		71,831,135

Railroads–0.80%
Union Pacific Corp.	75,663	9,027,353

Semiconductors–2.25%
Analog Devices, Inc.	239,305	9,014,619

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,047,823	16,560,909

		25,575,528

Systems Software–5.91%
Microsoft Corp.	1,283,715	39,268,842

Symantec Corp.(b)	1,898,290	27,734,017

		67,002,859

Wireless Telecommunication Services–1.82%
Vodafone Group PLC (United Kingdom)	7,359,060	20,675,607

Total Common Stocks & Other Equity Interests (Cost $875,486,625)		1,015,772,415

Money Market Funds–10.33%
Liquid Assets Portfolio–Institutional Class(c)	58,609,085	58,609,085

Premier Portfolio–Institutional Class(c)	58,609,085	58,609,085

Total Money Market Funds (Cost $117,218,170)		117,218,170

TOTAL INVESTMENTS–99.87% (Cost $992,704,795)		1,132,990,585

OTHER ASSETS LESS LIABILITIES–0.13%		1,529,930

NET ASSETS–100.00%		$1,134,520,515

Investment Abbreviations:

ADR	– American Depositary Receipts

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Information Technology	19.9%

Health Care	16.2

Financials	15.1

Industrials	11.0

Consumer Staples	8.6

Energy	6.7

Consumer Discretionary	4.0

Materials	3.8

Utilities	2.4

Telecommunication Services	1.8

Money Market Funds Plus Other Assets Less Liabilities	10.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $875,486,625)	$1,015,772,415

Investments in affiliated money market funds, at value and cost	117,218,170

Total investments, at value (Cost $992,704,795)	1,132,990,585

Foreign currencies, at value (Cost $575,381)	558,396

Receivable for:
Investments sold	523,943

Fund shares sold	153,504

Dividends	2,580,540

Investment for trustee deferred compensation and retirement plans	151,665

Other assets	191

Total assets	1,136,958,824

Liabilities:
Payable for:
Fund shares reacquired	1,147,582

Accrued fees to affiliates	747,090

Accrued other operating expenses	79,879

Trustee deferred compensation and retirement plans	463,758

Total liabilities	2,438,309

Net assets applicable to shares outstanding	$1,134,520,515

Net assets consist of:
Shares of beneficial interest	$1,115,980,150

Undistributed net investment income	18,723,279

Undistributed net realized gain (loss)	(140,450,477)

Unrealized appreciation	140,267,563

$1,134,520,515

Net Assets:
Series I	$1,052,907,153

Series II	$81,613,362

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	37,334,226

Series II	2,920,338

Series I:
Net asset value per share	$28.20

Series II:
Net asset value per share	$27.95

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $549,416)	$13,336,536

Dividends from affiliated money market funds	88,781

Total investment income	13,425,317

Expenses:
Advisory fees	3,599,229

Administrative services fees	1,544,868

Custodian fees	59,213

Distribution fees — Series II	86,635

Transfer agent fees	48,795

Trustees’ and officers’ fees and benefits	34,050

Other	69,975

Total expenses	5,442,765

Less: Fees waived	(97,656)

Net expenses	5,345,109

Net investment income	8,080,208

Realized and unrealized gain from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $277,326)	5,760,336

Foreign currencies	5,633

5,765,969

Change in net unrealized appreciation of:
Investment securities	50,094,180

Foreign currencies	24,224

50,118,404

Net realized and unrealized gain	55,884,373

Net increase in net assets resulting from operations	$63,964,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$8,080,208	$10,888,692

Net realized gain	5,765,969	71,682,330

Change in net unrealized appreciation (depreciation)	50,118,404	(73,048,607)

Net increase in net assets resulting from operations	63,964,581	9,522,415

Distributions to shareholders from net investment income:
Series I	—	(11,312,225)

Series II	—	(326,851)

Total distributions from net investment income	—	(11,639,076)

Share transactions–net:
Series I	(99,932,509)	(252,642,206)

Series II	28,185,125	16,379,401

Net increase (decrease) in net assets resulting from share transactions	(71,747,384)	(236,262,805)

Net increase (decrease) in net assets	(7,782,803)	(238,379,466)

Net assets:
Beginning of period	1,142,303,318	1,380,682,784

End of period (includes undistributed net investment income of $18,723,279 and $10,643,071, respectively)	$1,134,520,515	$1,142,303,318

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Core Equity Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Core Equity Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.65%

Over $250 million	0.60%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $97,656.

Invesco V.I. Core Equity Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $140,561 for accounting and fund administrative services and reimbursed $1,404,307 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,039,726,777	$93,263,808	$—	$1,132,990,585

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2012, the Fund engaged in securities sales of $1,347,012, which resulted in net realized gains of $277,326.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. Core Equity Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2017	$139,791,694	$—	$139,791,694

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 1, 2006, the date of the reorganization of AIM V.I. Core Stock Fund and AIM V.I. Premier Equity Fund, into the Fund, are realized on securities held in each Fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $165,233,690 and $206,717,375, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$173,699,493

Aggregate unrealized (depreciation) of investment securities	(39,838,455)

Net unrealized appreciation of investment securities	$133,861,038

Cost of investments for tax purposes is $999,129,547.

Invesco V.I. Core Equity Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	390,546	$11,121,664	1,178,162	$31,786,139

Series II	1,207,304	34,269,010	1,071,003	28,747,134

Issued as reinvestment of dividends:
Series I	—	—	459,287	11,312,225

Series II	—	—	13,368	326,851

Reacquired:
Series I	(3,888,939)	(111,054,173)	(10,589,116)	(295,740,570)

Series II	(215,485)	(6,083,885)	(461,543)	(12,694,584)

Net increase (decrease) in share activity	(2,506,574)	$(71,747,384)	(8,328,839)	$(236,262,805)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$26.72	$0.20	$1.28	$1.48	$—	$28.20	5.54%	$1,052,907	0.89	%(d)	0.91	%(d)	1.39	%(d)	16%
Year ended 12/31/11	27.03	0.24	(0.28)	(0.04)	(0.27)	26.72	(0.06)	1,091,171	0.87		0.89		0.86		35
Year ended 12/31/10	24.92	0.22	2.14	2.36	(0.25)	27.03	9.56	1,345,658	0.87		0.89		0.87		47
Year ended 12/31/09	19.75	0.19	5.39	5.58	(0.41)	24.92	28.30	1,456,822	0.88		0.90		0.96		21
Year ended 12/31/08	29.11	0.33	(9.11)	(8.78)	(0.58)	19.75	(30.14)	1,330,161	0.89		0.90		1.26		36
Year ended 12/31/07	27.22	0.42	1.80	2.22	(0.33)	29.11	8.12	2,298,007	0.87		0.88		1.44		45

Series II
Six months ended 06/30/12	26.51	0.16	1.28	1.44	—	27.95	5.43	81,613	1.14	(d)	1.16	(d)	1.14	(d)	16
Year ended 12/31/11	26.82	0.17	(0.27)	(0.10)	(0.21)	26.51	(0.29)	51,132	1.12		1.14		0.61		35
Year ended 12/31/10	24.75	0.15	2.12	2.27	(0.20)	26.82	9.25	35,025	1.12		1.14		0.62		47
Year ended 12/31/09	19.62	0.14	5.34	5.48	(0.35)	24.75	27.98	34,275	1.13		1.15		0.71		21
Year ended 12/31/08	28.88	0.26	(9.02)	(8.76)	(0.50)	19.62	(30.32)	23,885	1.14		1.15		1.01		36
Year ended 12/31/07	27.02	0.34	1.80	2.14	(0.28)	28.88	7.88	34,772	1.12		1.13		1.19		45

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $1,115,813 and $69,689 for Series I and Series II shares, respectively.

Invesco V.I. Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Series I	$1,000.00	$1,055.40	$4.55	$1,020.44	$4.47	0.89%

Series II	1,000.00	1,054.30	5.82	1,019.19	5.72	1.14

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Core Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Large-Cap Core Funds Index. The Board noted that performance of Series I shares of the Fund was in the second quintile of the performance universe for the one year period, the fourth quintile for the three year period and the

Invesco V.I. Core Equity Fund

first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same the as the effective fee rate of the other mutual fund managed by Invesco Advisers with comparable investment strategies.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Dividend Fund
Effective April 30, 2012, Invesco V.I. Dividend Growth Fund was renamed
Invesco V.I. Diversified Dividend Fund.
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIDDI-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	9.19%

Series II Shares	9.00

S&P 500 Index▼ (Broad Market Index)	9.49

Russell 1000 Value Index▼ (Style-Specific Index)*	8.68

Russell 1000 Index▼ (Former Style-Specific Index)*	9.38

Lipper VUF Large-Cap Value Funds Index▼ (Peer Group Index)*	7.53

Lipper VUF Large-Cap Core Funds Index▼ (Former Peer Group Index)*	8.31

Source(s): ▼Lipper Inc.
*	During the reporting period, the Fund has elected to use the Russell 1000 Value Index and the Lipper VUF Large-Cap Value Funds Index as its style-specific and peer group indexes, respectively, rather than the Russell 1000 Index and the Lipper VUF Large-Cap Core Funds Index because the new indexes more closely reflect the performance of the types of securities in which the Fund invests.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co.
     The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.
     The Lipper VUF Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Variable Investment Dividend Growth Portfolio, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Dividend Growth Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Dividend Growth Fund (renamed Invesco V.I. Diversified Dividend Fund on April 30, 2012). Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.67% and 0.92%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (3/1/90)		6.89%

10	Years	3.23

5	Years	-1.33

1	Year	2.68

Series II Shares

Inception (6/5/00)		2.31%

10	Years	2.96

5	Years	-1.58

1	Year	2.35
this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Diversified Dividend Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. Diversified Dividend Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.75%
Aerospace & Defense–4.62%
General Dynamics Corp.	107,843	$7,113,324

Raytheon Co.	141,043	7,981,624

		15,094,948

Apparel Retail–0.63%
TJX Cos., Inc. (The)	48,027	2,061,799

Apparel, Accessories & Luxury Goods–0.25%
Columbia Sportswear Co.	15,438	827,786

Asset Management & Custody Banks–1.71%
Federated Investors, Inc.–Class B	256,252	5,599,106

Auto Parts & Equipment–1.36%
Johnson Controls, Inc.	160,285	4,441,497

Brewers–2.64%
Heineken N.V. (Netherlands)	165,634	8,645,703

Building Products–2.61%
Masco Corp.	615,988	8,543,754

Casinos & Gaming–0.84%
International Game Technology	173,564	2,733,633

Consumer Finance–1.29%
Capital One Financial Corp.	77,127	4,215,762

Data Processing & Outsourced Services–1.96%
Automatic Data Processing, Inc.	114,870	6,393,664

Distillers & Vintners–0.31%
Treasury Wine Estates (Australia)	227,094	1,016,556

Drug Retail–1.45%
Walgreen Co.	159,746	4,725,287

Electric Utilities–6.51%
American Electric Power Co., Inc.	160,642	6,409,616

Entergy Corp.	60,532	4,109,517

Exelon Corp.	176,995	6,658,552

Pepco Holdings, Inc.	126,014	2,466,094

PPL Corp.	59,504	1,654,806

		21,298,585

Food Distributors–2.02%
Sysco Corp.	221,242	6,595,224

Gas Utilities–1.30%
AGL Resources Inc.	110,059	4,264,786

General Merchandise Stores–2.14%
Target Corp.	120,412	7,006,774

Health Care Equipment–3.02%
Medtronic, Inc.	97,359	3,770,714

Stryker Corp.	110,677	6,098,303

		9,869,017

Hotels, Resorts & Cruise Lines–2.12%
Accor S.A. (France)	64,045	2,015,004

Marriott International Inc.–Class A	125,754	4,929,557

		6,944,561

Household Products–5.03%
Kimberly-Clark Corp.	114,309	9,575,665

Procter & Gamble Co. (The)	111,962	6,857,673

		16,433,338

Housewares & Specialties–0.99%
Newell Rubbermaid Inc.	179,181	3,250,343

Industrial Machinery–2.83%
Illinois Tool Works Inc.	29,378	1,553,802

Pentair, Inc.	176,338	6,750,219

Snap-on Inc.	15,368	956,658

		9,260,679

Integrated Oil & Gas–1.50%
Exxon Mobil Corp.	22,841	1,954,504

Total S.A. (France)	65,308	2,945,200

		4,899,704

Integrated Telecommunication Services–1.10%
AT&T Inc.	100,510	3,584,187

Investment Banking & Brokerage–1.63%
Charles Schwab Corp. (The)	413,183	5,342,456

Life & Health Insurance–2.89%
Lincoln National Corp.	113,259	2,476,975

Prudential Financial, Inc.	48,856	2,366,096

StanCorp Financial Group, Inc.	123,532	4,590,449

		9,433,520

Motorcycle Manufacturers–0.73%
Harley-Davidson, Inc.	52,170	2,385,734

Movies & Entertainment–1.47%
Time Warner Inc.	124,989	4,812,077

Multi-Utilities–3.67%
Dominion Resources, Inc.	68,440	3,695,760

PG&E Corp.	54,832	2,482,245

Sempra Energy	84,645	5,830,347

		12,008,352

Office Services & Supplies–0.72%
Avery Dennison Corp.	86,062	2,352,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

	Shares	Value

Packaged Foods & Meats–7.71%
Campbell Soup Co.	195,291	$6,518,814

General Mills, Inc.	257,100	9,908,634

Kraft Foods Inc.–Class A	172,723	6,670,562

Mead Johnson Nutrition Co.	26,282	2,115,964

		25,213,974

Paper Products–1.41%
International Paper Co.	159,069	4,598,685

Personal Products–0.80%
L’Oreal S.A. (France)	22,338	2,614,883

Pharmaceuticals–4.82%
Bristol-Myers Squibb Co.	59,618	2,143,267

Eli Lilly & Co.	139,074	5,967,665

Johnson & Johnson	98,623	6,662,970

Novartis AG (Switzerland)	17,761	990,134

		15,764,036

Property & Casualty Insurance–1.48%
Travelers Cos., Inc. (The)	75,684	4,831,667

Regional Banks–8.50%
Cullen/Frost Bankers, Inc.	19,995	1,149,512

Fifth Third Bancorp	432,494	5,795,420

M&T Bank Corp.	49,836	4,114,958

SunTrust Banks, Inc.	413,481	10,018,645

Zions Bancorp.	345,750	6,714,465

		27,793,000

Restaurants–0.86%
Brinker International, Inc.	87,778	2,797,485

Semiconductors–1.30%
Linear Technology Corp.	10,056	315,054

Texas Instruments Inc.	137,495	3,944,732

		4,259,786

Soft Drinks–1.18%
Coca-Cola Co. (The)	49,454	3,866,808

Specialized REIT’s–1.96%
Weyerhaeuser Co.	286,800	6,412,848

Systems Software–1.50%
Microsoft Corp.	160,732	4,916,792

Thrifts & Mortgage Finance–1.62%
Capitol Federal Financial Inc.	2,685	31,898

Hudson City Bancorp, Inc.	824,296	5,250,765

		5,282,663

Tobacco–2.27%
Altria Group, Inc.	156,566	5,409,355

Philip Morris International Inc.	22,992	2,006,282

		7,415,637

Total Common Stocks & Other Equity Interests (Cost $289,518,697)		309,810,031

Money Market Funds–5.23%
Liquid Assets Portfolio–Institutional Class(b)	8,551,489	8,551,489

Premier Portfolio–Institutional Class(b)	8,551,489	8,551,489

Total Money Market Funds (Cost $17,102,978)		17,102,978

TOTAL INVESTMENTS–99.98% (Cost $306,621,675)		326,913,009

OTHER ASSETS LESS LIABILITIES–0.02%		80,612

NET ASSETS–100.00%		$326,993,621

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Consumer Staples	23.4%

Financials	19.1

Utilities	11.5

Consumer Discretionary	11.4

Industrials	10.8

Health Care	7.8

Information Technology	4.8

Materials	3.4

Energy	1.5

Telecommunication Services	1.1

Money Market Funds Plus Other Assets Less Liabilities	5.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $289,518,697)	$309,810,031

Investments in affiliated money market funds, at value and cost	17,102,978

Total investments, at value (Cost $306,621,675)	326,913,009

Receivable for:
Investments sold	65,334

Fund shares sold	85,146

Dividends	541,591

Investment for trustee deferred compensation and retirement plans	26,230

Total assets	327,631,310

Liabilities:
Payable for:
Investments purchased	129,916

Fund shares reacquired	172,802

Foreign currency contracts outstanding	29,113

Accrued fees to affiliates	202,176

Accrued other operating expenses	37,957

Trustee deferred compensation and retirement plans	65,725

Total liabilities	637,689

Net assets applicable to shares outstanding	$326,993,621

Net assets consist of:
Shares of beneficial interest	$392,519,465

Undistributed net investment income	10,012,419

Undistributed net realized gain (loss)	(95,799,759)

Unrealized appreciation	20,261,496

$326,993,621

Net Assets:
Series I	$258,547,783

Series II	$68,445,838

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	16,866,648

Series II	4,483,497

Series I:
Net asset value per share	$15.33

Series II:
Net asset value per share	$15.27

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $58,362)	$4,507,703

Dividends from affiliated money market funds	12,067

Total investment income	4,519,770

Expenses:
Advisory fees	845,295

Administrative services fees	288,160

Distribution fees — Series II	85,673

Transfer agent fees	5,235

Trustees’ and officers’ fees and benefits	17,747

Other	(118,154)

Total expenses	1,123,956

Less: Fees waived	(12,480)

Net expenses	1,111,476

Net investment income	3,408,294

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $5,372)	7,210,881

Foreign currencies	133,820

Foreign currency contracts	342,161

7,686,862

Change in net unrealized appreciation (depreciation) of:
Investment securities	17,827,884

Foreign currencies	(73,181)

Foreign currency contracts	(29,113)

17,725,590

Net realized and unrealized gain	25,412,452

Net increase in net assets resulting from operations	$28,820,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$3,408,294	$6,566,239

Net realized gain	7,686,862	23,687,705

Change in net unrealized appreciation (depreciation)	17,725,590	(41,148,119)

Net increase (decrease) in net assets resulting from operations	28,820,746	(10,894,175)

Distributions to shareholders from net investment income:
Series I	—	(2,886,405)

Series II	—	(680,347)

Total distributions from net investment income	—	(3,566,752)

Share transactions–net:
Series I	(18,119,589)	85,833,062

Series II	(5,982,262)	19,990,978

Net increase (decrease) in net assets resulting from share transactions	(24,101,851)	105,824,040

Net increase in net assets	4,718,895	91,363,113

Net assets:
Beginning of period	322,274,726	230,911,613

End of period (includes undistributed net investment income of $10,012,419 and $6,604,125, respectively)	$326,993,621	$322,274,726

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Diversified Dividend Fund, formerly Invesco V.I. Dividend Growth Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Diversified Dividend Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Diversified Dividend Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.545%

Next $750 million	0.42%

Next $1 billion	0.395%

Over $2 billion	0.37%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.77% and Series II shares to 1.02% of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.67% and Series II shares to 0.92% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013. The Adviser did not waive and/or reimburse expenses during the period under this expense limitation.

Invesco V.I. Diversified Dividend Fund

  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $12,480.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $42,753 for accounting and fund administrative services and reimbursed $245,407 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$308,685,529	$18,227,480	$—	$326,913,009

Foreign Currency Contracts*	—	(29,113)	—	(29,113)

Total Investments	$308,685,529	$18,198,367	$—	$326,883,896

*	Unrealized appreciation (depreciation).

Invesco V.I. Diversified Dividend Fund

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts(a)	$—	$(29,113)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended June 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency
Contracts*

Realized Gain
Currency risk	$342,161

Change in Unrealized Appreciation (Depreciation)
Currency risk	$(29,113)

Total	$313,048

*	The average notional value of foreign currency contracts outstanding during the period was $5,059,614.

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

07/16/12	State Street Bank	EUR	2,943,000	USD	3,707,768	$3,722,323	$(14,555)

07/16/12	Bank of New York	EUR	2,943,452	USD	3,708,337	3,722,895	(14,558)

Total open foreign currency contracts							$(29,113)

Currency Abbreviations:
EUR	– Euro
USD	– U.S. Dollar

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2012, the Fund engaged in securities sales of $19,770, which resulted in net realized gains of $5,372.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. Diversified Dividend Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2015	$7,857,133	$—	$7,857,133

December 31, 2016	42,750,790	—	42,750,790

December 31, 2017	51,860,588	—	51,860,588

	$102,468,511	$—	$102,468,511

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 2, 2011, the date of reorganization of Invesco V.I. Financial Services Fund and Invesco V.I. Select Dimensions Dividend Growth Fund into the Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $11,805,356 and $31,908,666, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$33,750,958

Aggregate unrealized (depreciation) of investment securities	(14,477,732)

Net unrealized appreciation of investment securities	$19,273,226

Cost of investments for tax purposes is $307,639,783.

Invesco V.I. Diversified Dividend Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	670,773	$10,025,649	600,069	$8,253,518

Series II	236,854	3,536,490	243,810	3,335,950

Issued as reinvestment of dividends:
Series I	—	—	195,688	2,886,405

Series II	—	—	46,157	680,347

Issued in connection with acquisitions:(b)
Series I	—	—	8,156,451	124,094,426

Series II	—	—	2,222,881	33,755,005

Reacquired:
Series I	(1,879,943)	(28,145,238)	(3,485,401)	(49,401,287)

Series II	(639,591)	(9,518,752)	(1,246,445)	(17,780,324)

Net increase (decrease) in share activity	(1,611,907)	$(24,101,851)	6,733,210	$105,824,040

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 2, 2011, the Fund acquired all of the net assets of Invesco V.I. Financial Services Fund and Invesco V.I. Select Dimensions Dividend Growth Fund (the “Target Funds”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Funds on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 10,379,332 shares of the Fund for 11,415,021 shares outstanding of Invesco V.I. Financial Services Fund and 5,444,017 shares outstanding of Invesco V.I. Select Dimensions Dividend Growth Fund as of the close of business on April 29, 2011. Series I and Series II shares of the Target Funds were exchanged for Series I and Series II shares of the Fund based on the relative net asset value of each Target Fund to the net asset value of the Fund on the close of business, April 29, 2011. Invesco V.I. Financial Services Fund’s net assets at that date of $67,820,291, including $7,630,530 of unrealized appreciation and Invesco V.I. Select Dimensions Dividend Growth Fund’s net assets at that date of $90,029,140, including $12,545,232 of unrealized appreciation were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $235,469,889 and $393,319,320 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2011, assuming the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$6,976,767

Net realized/unrealized gains (losses)	(6,722,411)

Change in net assets resulting from operations	$254,356

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that has been included in the Fund’s Statement of Operations since May 2, 2011.

Invesco V.I. Diversified Dividend Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$14.04	$0.16	$1.13	$1.29	$—	$15.33	9.19%	$258,548	0.62	%(d)	0.63	%(d)	2.13	%(d)	4%
Year ended 12/31/11	14.24	0.31	(0.27)	0.04	(0.24)	14.04	0.20	253,850	0.66		0.67		2.24		38
Year ended 12/31/10	13.13	0.21	1.14	1.35	(0.24)	14.24	10.48	179,518	0.68		0.79		1.59		78
Year ended 12/31/09	10.78	0.20	2.37	2.57	(0.22)	13.13	24.30	192,279	0.67		0.67		1.80		44
Year ended 12/31/08	17.01	0.25	(6.41)	(6.16)	(0.07)	10.78	(36.35)	184,579	0.63		0.63		1.72		61
Year ended 12/31/07	16.53	0.22	0.48	0.70	(0.22)	17.01	4.22	368,737	0.58		0.58		1.27		48

Series II
Six months ended 06/30/12	14.00	0.14	1.13	1.27	—	15.27	9.07	68,446	0.87	(d)	0.88	(d)	1.88	(d)	4
Year ended 12/31/11	14.20	0.28	(0.28)	0.00	(0.20)	14.00	(0.06)	68,424	0.91		0.92		1.99		38
Year ended 12/31/10	13.09	0.19	1.12	1.31	(0.20)	14.20	10.20	51,394	0.93		1.04		1.34		78
Year ended 12/31/09	10.75	0.17	2.36	2.53	(0.19)	13.09	23.94	64,463	0.92		0.92		1.55		44
Year ended 12/31/08	16.98	0.21	(6.38)	(6.17)	(0.06)	10.75	(36.46)	59,030	0.88		0.88		1.47		61
Year ended 12/31/07	16.51	0.17	0.48	0.65	(0.18)	16.98	3.90	116,271	0.83		0.83		1.02		48

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $134,975,378 and sold of $57,441,776 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Select Dimensions Dividend Growth Fund and Invesco V.I. Financial Services Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $261,413 and $68,915 for Series I and Series II shares, respectively.

Invesco V.I. Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,3]	(06/30/12)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$1,091.90	$3.22	$1,021.78	$3.12	0.62%

Series II	1,000.00	1,090.00	4.52	1,020.54	4.37	0.87

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Effective July 1, 2012, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Series I and Series II shares to 0.77% and 1.02% of average daily net assets, respectively. The annualized expense ratios have been restated to reflect the new expense limitation agreement and to eliminate a current period adjustment of a prior period expense. If the agreement had been in effect and the expenses had not occurred the annualized expense ratios for the most recent fiscal half year would have been 0.69% and 0.94% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.59 and $4.88 for Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.47 and $4.72 for Series I and Series II shares, respectively.

Invesco V.I. Diversified Dividend Fund

Approval of Investment Advisory and Sub-Advisory Contracts
(Formerly Known as Invesco V.I. Dividend Growth Fund)

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Diversified Dividend Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years

Invesco V.I. Diversified Dividend Fund

to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Large-Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of the performance universe for the one year period, the fourth quintile for the three year period, and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable with investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Diversified Income Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIDIN-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	5.49%

Series II Shares	5.36

Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.37

Barclays U.S. Credit Index▼ (Style-Specific Index)	4.55

Lipper VUF Corporate Debt BBB-Rated Funds Index▼ (Peer Group Index)	3.55

Source(s): ▼Lipper Inc.
The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The Barclays U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered US corporate and specified foreign debentures and secured notes.
     The Lipper VUF Corporate Debt BBB-Rated Funds Index is an unmanaged index considered representative of corporate debt BBB-rated variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (5/5/93)	4.41%

10 Years	4.25

5 Years	3.15

1 Year	9.14

Series II Shares

Inception (3/14/02)	3.89%

10 Years	3.99

5 Years	2.89

1 Year	8.85

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.75% and 1.00%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.46% and 1.71%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Diversified Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2013. See current prospectus for more information.

Invesco V.I. Diversified Income Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes–79.29%
Advertising–0.11%
National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$1,000	$1,021

Omnicom Group Inc., Sr. Unsec. Global Notes, 3.63%, 05/01/22	25,000	25,646

		26,667

Aerospace & Defense–0.19%
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	15,000	16,837

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	5,000	5,250

7.13%, 03/15/21	10,000	10,425

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	10,000	10,900

		43,412

Agricultural Products–0.16%
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	30,000	36,675

Airlines–2.39%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-10/14/11; Cost $9,181)(b)(c)	10,000	9,500

American Airlines Pass Through Trust, Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	40,417	43,777

Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	79,078	77,892

Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	3,926	3,995

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	106,170	122,361

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	11,730	12,870

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	14,393	14,474

Delta Air Lines Pass Through Trust, Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	36,958	42,109

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	5,000	5,037

Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	54,973	58,375

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	5,000	5,075

Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	13,964	14,915

Series 2012-1, Class A, Sr. Sec. Pass Through Trust, 4.75%, 05/07/20	60,000	60,975

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	5,000	5,462

Sr. Sec. Notes, 9.50%, 09/15/14(b)	8,000	8,500

UAL Pass Through Trust, Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	36,402	41,862

Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	25,047	28,553

US Airways Pass Through Trust, Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	1,000	1,037

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	1,000	1,027

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	1,000	1,013

		558,809

Alternative Carriers–0.15%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	10,000	10,750

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	10,000	11,150

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 07/15/20	2,000	2,110

9.38%, 04/01/19	10,000	10,850

		34,860

Aluminum–0.04%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	10,000	9,906

Apparel Retail–0.16%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	7,000	7,595

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	7,000	7,302

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	10,000	10,375

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	10,000	11,750

		37,022

Apparel, Accessories & Luxury Goods–0.19%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	14,000	14,840

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	13,000	12,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods–(continued)

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	$15,000	$16,050

Sr. Unsec. Notes, 6.88%, 05/01/22(b)	2,000	2,060

		45,495

Asset Management & Custody Banks–0.13%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	2,000	1,680

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	10,000	7,300

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	9,000	9,225

Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20(b)	13,000	12,967

		31,172

Auto Parts & Equipment–0.21%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	12,000	12,600

American Axle & Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	10,000	10,650

Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	9,000	9,765

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 12/15/20	15,000	16,275

		49,290

Automobile Manufacturers–0.03%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	5,000	6,281

Automotive Retail–0.48%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	100,000	113,270

Biotechnology–0.02%
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	5,000	5,288

Brewers–0.98%
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.88%, 02/15/16	125,000	132,463

4.13%, 01/15/15	90,000	97,099

		229,562

Broadcasting–1.83%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	20,000	21,000

Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Sub. Notes, 7.63%, 03/15/20(b)	7,000	6,869

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	95,000	104,753

Sr. Unsec. Notes, 8.38%, 03/01/39(b)	75,000	106,590

9.38%, 01/15/19(b)	140,000	187,849

		427,061

Building Products–0.48%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	15,000	13,162

Associated Materials LLC/AMH New Finance Inc., Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	8,000	7,180

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	23,000	24,610

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	15,000	15,347

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	3,000	3,116

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	21,000	20,685

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/20(b)	7,000	7,333

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	10,000	10,425

Sr. Unsec. Notes, 9.75%, 01/15/18	10,000	10,575

		112,433

Cable & Satellite–1.90%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	25,000	25,210

DISH DBS Corp., Sr. Unsec. Gtd. Notes, 4.63%, 07/15/17(b)	10,000	10,125

5.88%, 07/15/22(b)	3,000	3,052

NBC Universal Media LLC, Sr. Unsec. Global Notes, 2.10%, 04/01/14	35,000	35,662

5.95%, 04/01/41	35,000	41,485

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	55,000	67,252

Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	38,000	42,828

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	200,000	219,745

		445,359

Casinos & Gaming–0.56%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	10,000	10,750

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	10,000	7,850

Chester Downs & Marina LLC, Sr. Sec. Gtd. Sub. Notes, 9.25%, 02/01/20(b)	2,000	2,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Casinos & Gaming–(continued)

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	$7,695	$8,484

Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	7,000	7,368

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	2,000	2,100

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	25,000	25,750

Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	13,000	13,292

8.63%, 02/01/19(b)	2,000	2,150

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	10,000	10,300

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.53%, 02/01/14(b)(d)	7,000	6,703

Sr. Sec. Notes, 9.13%, 02/01/15(b)	13,000	13,227

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. Gtd. First Mortgage Notes, 5.38%, 03/15/22(b)	20,000	19,950

		130,004

Catalog Retail–0.24%
QVC Inc., Sr. Sec. Gtd. Notes, 5.13%, 07/02/22(b)	55,000	56,581

Coal & Consumable Fuels–0.11%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	15,000	15,900

Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	7,000	7,009

Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Notes, 10.75%, 02/01/18(b)	2,000	1,785

		24,694

Communications Equipment–0.10%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	10,000	9,275

Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	4,000	3,320

Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	5,000	5,450

ViaSat Inc., Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	6,000	6,090

		24,135

Computer & Electronics Retail–0.05%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	10,000	10,675

Computer Storage & Peripherals–0.05%
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.75%, 12/15/18	10,000	11,125

Construction & Engineering–0.36%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	12,000	12,360

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	3,000	3,116

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	25,000	25,156

URS Corp., Sr. Unsec. Notes, 5.00%, 04/01/22(b)	45,000	44,623

		85,255

Construction & Farm Machinery & Heavy Trucks–0.92%
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	8,000	8,200

Deere & Co., Sr. Unsec. Notes, 3.90%, 06/09/42	125,000	125,349

John Deere Capital Corp., Sr. Unsec. Global Notes, 0.88%, 04/17/15	30,000	30,027

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	5,000	5,425

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	20,000	19,300

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	25,000	25,875

		214,176

Construction Materials–0.44%
CRH America Inc. (Ireland), Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	80,000	81,175

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	8,000	7,880

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	13,000	13,130

		102,185

Consumer Finance–0.83%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 06/26/15	2,000	2,005

8.00%, 03/15/20	2,000	2,325

8.00%, 11/01/31	40,000	46,800

National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	25,000	27,687

SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	75,000	78,570

Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	35,000	35,712

		193,099

Data Processing & Outsourced Services–0.10%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	17,000	17,510

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	5,000	5,375

		22,885

Department Stores–0.06%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	15,000	13,538

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Distillers & Vintners–0.06%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	$10,000	$11,350

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	2,000	2,150

		13,500

Diversified Banks–5.97%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	25,000	24,476

ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	200,000	199,146

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	70,000	71,665

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(b)	235,000	248,241

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	45,000	46,902

ING Bank N.V. (Netherlands), Unsec. Sub. Notes, 5.13%, 05/01/15(b)	100,000	101,395

Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	55,000	57,821

Sr. Unsec. Gtd. Medium-Term Notes, 4.38%, 01/12/15(b)	145,000	148,586

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	130,000	134,019

Series 2, Sr. Unsec. Gtd. Global Notes, 3.40%, 08/23/13	75,000	75,623

Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	130,000	128,800

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 5.50%, 11/18/14(b)	55,000	58,820

VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.55%, 10/13/20(b)	100,000	101,075

		1,396,569

Diversified Capital Markets–0.47%
UBS AG (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.75%, 04/25/18	100,000	111,121

Diversified Metals & Mining–1.06%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 3.55%, 03/01/22	25,000	24,594

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	8,000	5,124

Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	80,000	84,276

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	55,000	57,909

6.88%, 11/10/39	65,000	77,207

		249,110

Diversified REIT’s–0.80%
Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(b)	180,000	186,185

Drug Retail–0.80%
CVS Pass-Through Trust, Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	169,167	187,645

Electric Utilities–2.44%
DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	100,000	109,743

Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	100,000	98,628

LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	25,000	20,875

Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	180,000	213,209

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	45,000	62,747

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	55,000	65,535

		570,737

Electrical Components & Equipment–0.14%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	25,000	27,500

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	5,000	5,350

		32,850

Electronic Components–0.25%
Corning Inc., Sr. Unsec. Notes, 4.75%, 03/15/42	55,000	57,899

Electronic Manufacturing Services–0.04%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	10,000	9,750

Environmental & Facilities Services–0.30%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	65,000	69,153

Forest Products–0.03%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	10,000	8,150

Gas Utilities–0.13%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	10,000	9,175

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	20,000	20,800

		29,975

General Merchandise Stores–0.11%
Dollar General Corp., Sr. Unsec. Gtd. Global Notes, 4.13%, 07/15/17	25,000	25,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Gold–2.56%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	$65,000	$68,301

3.85%, 04/01/22	35,000	36,401

5.25%, 04/01/42	35,000	37,548

Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	200,000	192,845

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.13%, 09/01/21	75,000	75,988

6.88%, 09/01/41	75,000	78,438

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	110,000	108,906

		598,427

Health Care Distributors–0.54%
AmerisourceBergen Corp., Sr. Unsec. Gtd. Notes, 3.50%, 11/15/21	120,000	125,525

Health Care Facilities–0.37%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	5,000	5,238

7.88%, 02/15/20	13,000	14,495

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	15,000	15,975

7.75%, 09/15/22	15,000	16,087

Radiation Therapy Services Inc., Sr. Sec. Gtd. Notes, 8.88%, 01/15/17(b)	7,000	6,755

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	25,000	27,937

		86,487

Health Care Services–1.96%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	125,000	136,905

Sr. Unsec. Gtd. Notes, 2.65%, 02/15/17(b)	100,000	101,787

Highmark, Inc., Sr. Unsec. Notes, 4.75%, 05/15/21(b)	40,000	41,651

6.13%, 05/15/41(b)	35,000	38,008

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	35,000	36,017

Orlando Lutheran Towers Inc., Bonds, 8.00%, 07/01/12(d)(e)	100,000	100,204

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	5,000	4,913

		459,485

Health Care Technology–0.07%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	15,000	15,938

Homebuilding–0.23%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	7,000	6,720

8.13%, 06/15/16	15,000	14,400

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	14,000	13,405

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	10,000	10,725

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	2,000	2,030

Meritage Homes Corp., Sr. Unsec. Gtd. Notes, 7.00%, 04/01/22(b)	3,000	3,105

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	3,000	3,187

		53,572

Hotels, Resorts & Cruise Lines–0.80%
Choice Hotels International Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	2,000	2,102

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	10,000	10,125

Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	100,000	109,960

7.38%, 03/01/20	55,000	65,637

		187,824

Household Products–0.11%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	25,000	25,250

Housewares & Specialties–0.02%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	5,000	5,338

Independent Power Producers & Energy Traders–0.22%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 10/15/17	25,000	28,562

Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	8,000	8,640

7.50%, 02/15/21(b)	9,000	9,810

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	5,000	5,188

		52,200

Industrial Conglomerates–1.17%
Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	130,000	161,185

Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	100,000	113,420

		274,605

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Industrial Machinery–0.37%
Actuant Corp., Sr. Unsec. Gtd. Notes, 5.63%, 06/15/22(b)	$3,000	$3,090

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	3,000	3,244

Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	2,000	2,010

Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	70,000	77,267

		85,611

Insurance Brokers–0.57%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	100,000	132,797

Integrated Telecommunication Services–2.31%
AT&T Inc., Sr. Unsec. Global Notes, 1.70%, 06/01/17	60,000	60,388

2.50%, 08/15/15	60,000	62,657

2.95%, 05/15/16	35,000	37,176

4.45%, 05/15/21	15,000	17,092

CenturyLink Inc., Series T, Sr. Unsec. Global Notes, 5.80%, 03/15/22	30,000	30,201

Series U, Sr. Unsec. Global Notes, 7.65%, 03/15/42	40,000	38,998

France Telecom S.A. (France), Sr. Unsec. Global Notes, 5.38%, 01/13/42	10,000	10,693

Integra Telecom Holdings Inc., Sr. Sec. Gtd. Notes, 10.75%, 04/15/16(b)	5,000	4,887

Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	90,000	81,432

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	161,000	164,670

Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	30,000	33,010

		541,204

Internet Software & Services–0.07%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	15,000	16,688

Investment Banking & Brokerage–5.33%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	160,000	159,641

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00%(f)	115,000	124,200

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 3.63%, 02/07/16	30,000	30,053

3.70%, 08/01/15	45,000	45,448

5.13%, 01/15/15	50,000	52,274

5.25%, 07/27/21	55,000	55,882

5.75%, 01/24/22	100,000	105,327

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	105,000	104,580

7.30%, 08/01/14(b)	110,000	116,573

Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	230,000	237,921

Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	130,000	128,321

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	35,000	36,511

Schwab Capital Trust I, Jr. Unsec. Gtd. Sub. Notes, 7.50%, 11/15/37	50,000	51,188

		1,247,919

Leisure Facilities–0.02%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	5,000	5,238

Leisure Products–0.05%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	12,000	11,850

Life & Health Insurance–2.15%
MetLife Inc., Sr. Unsec. Notes, 6.75%, 06/01/16	55,000	64,460

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	165,000	174,501

Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	130,000	154,700

Series D, Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	90,000	109,741

		503,402

Life Sciences Tools & Services–0.71%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	120,000	141,535

Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	25,000	24,500

		166,035

Managed Health Care–1.17%
Cigna Corp., Sr. Unsec. Global Notes, 5.38%, 02/15/42	40,000	42,579

Sr. Unsec. Notes, 4.50%, 03/15/21	45,000	48,878

5.88%, 03/15/41	35,000	39,765

UnitedHealth Group Inc., Sr. Unsec. Notes, 3.88%, 10/15/20	60,000	65,112

5.95%, 02/15/41	60,000	76,592

		272,926

Movies & Entertainment–0.15%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	15,000	16,125

Carmike Cinemas Inc., Sec. Gtd. Global Notes, 7.38%, 05/15/19	3,000	3,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Movies & Entertainment–(continued)

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	$15,000	$16,650

		35,899

Multi-Line Insurance–1.32%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	180,000	227,010

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	10,000	10,600

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	15,000	15,300

Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	50,000	50,480

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	5,000	6,489

		309,879

Office REIT’s–0.07%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	15,000	16,538

Office Services & Supplies–0.10%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	25,000	24,281

Oil & Gas Drilling–0.68%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	2,000	2,100

Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	40,000	43,083

6.38%, 12/15/21	100,000	114,515

		159,698

Oil & Gas Equipment & Services–0.12%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	14,000	14,455

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	15,000	14,700

		29,155

Oil & Gas Exploration & Production–3.36%
Anadarko Petroleum Corp., Sr. Unsec. Global Notes, 5.75%, 06/15/14	95,000	102,300

5.95%, 09/15/16	50,000	56,873

Sr. Unsec. Notes, 7.63%, 03/15/14	15,000	16,496

Apache Corp., Sr. Unsec. Global Notes, 4.75%, 04/15/43	60,000	66,877

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	13,000	13,812

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	2,000	2,035

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	5,000	4,963

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	5,000	4,863

6.63%, 08/15/20	15,000	14,869

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	5,000	5,212

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	15,000	16,744

EOG Resources, Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	45,000	50,192

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	7,000	6,107

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	2,000	1,840

Laredo Petroleum Inc., Sr. Unsec. Gtd. Notes, 7.38%, 05/01/22(b)	2,000	2,080

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	14,000	14,411

Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/24	2,000	2,049

Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	13,000	13,829

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	5,000	5,025

Pemex Project Funding Master Trust (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	65,000	77,402

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.50%, 02/06/17	70,000	71,933

5.75%, 01/20/20	40,000	43,932

6.88%, 01/20/40	45,000	53,407

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	65,000	73,604

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 8.63%, 10/15/19	15,000	16,631

QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	7,000	7,044

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	2,000	1,978

5.75%, 06/01/21	10,000	10,475

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	2,000	2,045

6.63%, 02/15/19	12,000	12,360

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	10,000	10,637

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	5,000	5,000

		787,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Oil & Gas Refining & Marketing–0.73%
Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	$6,000	$5,940

Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes, 5.25%, 08/12/19(b)	100,000	115,448

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	15,000	15,300

Valero Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/37	30,000	33,484

		170,172

Oil & Gas Storage & Transportation–1.47%
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	6,000	6,450

Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	9,000	8,775

6.13%, 07/15/22	2,000	1,970

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	18,000	18,630

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	10,000	11,037

Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	60,000	60,393

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	70,000	83,111

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	7,000	6,965

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/15/22	5,000	5,181

6.50%, 08/15/21	15,000	15,637

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	5,000	3,500

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	15,000	15,484

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	5,000	5,294

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	15,000	15,637

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	2,000	2,003

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	5,000	5,088

Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	75,000	79,243

		344,398

Other Diversified Financial Services–9.28%
Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	25,000	25,401

4.50%, 04/01/15	240,000	248,110

6.50%, 08/01/16	130,000	143,401

Sr. Unsec. Notes, 5.88%, 01/05/21	35,000	38,366

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	150,000	160,999

6.13%, 05/15/18	65,000	72,679

Sr. Unsec. Notes, 6.38%, 08/12/14	255,000	272,422

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	105,000	106,459

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	100,000	108,960

General Electric Capital Corp., Series A, Sr. Unsec. Medium-Term Global Notes, 6.88%, 01/10/39	60,000	77,165

Series A, Jr. Unsec. Sub. Global Notes, 7.13%(f)	100,000	105,500

Sr. Unsec. Global Notes, 2.15%, 01/09/15	70,000	71,716

International Lease Finance Corp., Sr. Sec. Notes, 6.50%, 09/01/14(b)	115,000	121,181

Sr. Unsec. Global Notes, 4.88%, 04/01/15	45,000	45,056

5.88%, 04/01/19	10,000	10,047

8.63%, 09/15/15	5,000	5,545

8.75%, 03/15/17	27,000	30,426

Sr. Unsec. Notes, 8.25%, 12/15/20	10,000	11,481

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.45%, 03/01/16	25,000	25,927

4.75%, 05/01/13	15,000	15,458

5.60%, 07/15/41	95,000	106,061

JPMorgan Chase Capital XXVII, Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	160,000	160,020

Merrill Lynch & Co., Inc., Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	200,000	203,779

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	6,000	6,315

Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 1.39% (Acquired 12/07/04-04/03/06; Cost $130,332)(b)(c)(d)(f)	130,000	—

		2,172,474

Packaged Foods & Meats–1.83%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	5,000	5,212

JM Smucker Co. (The), Sr. Unsec. Gtd. Global Notes., 3.50%, 10/15/21	265,000	278,649

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Packaged Foods & Meats–(continued)

Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	$70,000	$71,175

6.50%, 02/09/40	50,000	64,522

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	9,000	9,517

		429,075

Paper Packaging–0.04%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	10,000	10,025

Paper Products–0.48%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	17,000	17,138

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	5,000	5,288

International Paper Co., Sr. Unsec. Global Notes, 4.75%, 02/15/22	35,000	38,350

6.00%, 11/15/41	20,000	22,500

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	10,000	10,350

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	7,000	4,498

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	15,000	15,337

		113,461

Personal Products–0.05%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	10,000	11,100

Pharmaceuticals–0.02%
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	5,000	5,325

Property & Casualty Insurance–1.39%
Berkshire Hathaway Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.40%, 05/15/42	85,000	87,740

CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	160,000	189,147

W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	40,000	47,615

		324,502

Railroads–1.00%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Notes, 4.45%, 03/15/23	20,000	21,192

CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	55,000	62,569

Union Pacific Corp., Sr. Unsec. Notes, 4.00%, 02/01/21	135,000	149,438

		233,199

Real Estate Services–0.02%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	5,000	5,300

Regional Banks–1.95%
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	5,000	5,010

CIT Group Inc., Sr. Unsec. Global Notes, 5.25%, 03/15/18	13,000	13,455

Sr. Sec. Gtd. Notes, 7.00%, 05/02/17(b)	2,687	2,681

Sr. Unsec. Notes, 5.00%, 05/15/17	2,000	2,060

5.50%, 02/15/19(b)	8,000	8,280

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	70,000	70,899

Unsec. Sub Notes, 4.50%, 06/01/18	55,000	58,264

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	35,000	39,325

PNC Preferred Funding Trust III, Jr. Sub. Notes, 8.70%(b)(f)	200,000	203,000

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	30,000	29,700

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	5,000	5,287

Unsec. Sub. Global Notes, 5.13%, 06/15/17	20,000	18,400

		456,361

Research & Consulting Services–0.05%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	10,000	10,625

Semiconductor Equipment–0.16%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	2,000	2,012

7.38%, 05/01/18	15,000	15,675

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	20,000	20,550

		38,237

Semiconductors–0.12%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	25,000	27,000

Sovereign Debt–1.45%
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	150,000	158,966

Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	60,000	77,250

Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(b)	100,000	103,697

		339,913

Specialized Finance–0.77%
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	110,000	119,662

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 2.63%, 09/16/12	60,000	60,250

		179,912

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Specialized REIT’s–2.49%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	$90,000	$95,567

Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	245,000	269,838

HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	25,000	26,079

Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	10,000	10,950

Sr. Unsec. Notes, 5.25%, 03/15/22(b)	5,000	5,137

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	5,000	5,319

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	75,000	75,675

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21	90,000	94,206

		582,771

Specialty Chemicals–0.07%
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	15,000	15,900

Specialty Stores–0.17%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	10,000	10,550

Staples Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 01/15/14	25,000	28,016

		38,566

Steel–0.68%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 5.50%, 03/01/21	10,000	9,497

6.13%, 06/01/18	55,000	56,839

6.25%, 02/25/22	3,000	2,925

6.75%, 03/01/41	60,000	55,294

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	7,000	7,061

7.00%, 11/01/15(b)	7,000	7,140

Sr. Unsec. Notes, 6.88%, 04/01/22(b)	12,000	12,073

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	2,000	1,920

Sr. Unsec. Notes, 7.00%, 02/01/18	6,000	5,955

		158,704

Systems Software–0.22%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-12/16/10; Cost $20,163)(b)	20,000	16,500

Symantec Corp., Sr. Unsec. Global Notes, 3.95%, 06/15/22	35,000	34,992

		51,492

Technology Distributors–0.01%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	2,000	2,070

Tires & Rubber–0.04%
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 7.00%, 05/15/22	10,000	10,100

Tobacco–0.46%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	95,000	107,649

Trading Companies & Distributors–0.19%
Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	3,000	2,963

Aircastle Ltd., Sr. Unsec. Global Notes,
6.75%, 04/15/17	17,000	17,340

7.63%, 04/15/20	2,000	2,040

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	10,000	10,312

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	5,000	5,225

UR Merger Sub Corp., Sec. Gtd. Notes, 5.75%, 07/15/18(b)	2,000	2,090

UR Merger Sub Corp., Sr. Unsec. Global Notes, 8.25%, 02/01/21	5,000	5,325

		45,295

Trucking–0.21%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	15,000	16,125

9.75%, 03/15/20	2,000	2,235

Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	2,000	2,130

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	12,000	12,450

7.38%, 01/15/21	10,000	10,675

7.50%, 10/15/18	2,000	2,140

Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	3,000	3,112

		48,867

Wireless Telecommunication Services–1.47%
Alltel Corp., Sr. Unsec. Global Notes, 7.00%, 07/01/12	50,000	50,009

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	15,000	13,575

14.75%, 12/01/16(b)	2,000	1,965

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	25,000	24,062

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	120,000	131,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Wireless Telecommunication Services–(continued)

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	$8,000	$8,460

7.50%, 04/01/21	15,000	15,937

Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	10,000	10,600

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	13,000	12,903

7.88%, 09/01/18	5,000	5,209

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	7,000	6,615

Sprint Nextel Corp., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	8,000	8,380

9.00%, 11/15/18(b)	7,000	7,893

Sr. Unsec. Notes, 8.38%, 08/15/17	5,000	5,163

11.50%, 11/15/21(b)	2,000	2,250

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	50,000	40,750

		344,871

Total U.S. Dollar Denominated Bonds and Notes (Cost $17,514,989)		18,557,218

U.S. Treasury Securities–12.12%
U.S. Treasury Bills–0.21%
0.10%, 11/15/12(g)(h)	50,000	49,979

U.S. Treasury Notes–7.45%
2.00%, 04/30/16	160,000	168,750

1.00%, 08/31/16	250,000	253,984

0.88%, 04/30/17	140,000	141,072

3.63%, 02/15/21	600,000	708,375

2.00%, 02/15/22	55,000	56,848

1.75%, 05/15/22	410,000	413,459

		1,742,488

U.S. Treasury Bonds–4.46%
4.25%, 05/15/39	100,000	130,594

4.50%, 08/15/39	100,000	135,656

4.75%, 02/15/41	375,000	529,746

3.13%, 02/15/42	230,000	247,035

		1,043,031

Total U.S. Treasury Securities (Cost $2,564,718)		2,835,498

Asset-Backed Securities–1.92%
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	20,537	20,486

Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.70%, 09/26/34(b)(d)	77,411	73,615

Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	80,000	81,575

TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.34%, 08/15/39(d)	4,804	4,809

Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(d)	110,000	114,758

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(b)(d)	154,571	153,681

Total Asset-Backed Securities (Cost $413,466)		448,924

Municipal Obligations–1.01%
Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A, Lease RB, 7.05%, 12/01/44	55,000	70,721

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17	65,000	60,246

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4- Project J); Series 2010 A, Taxable RB, 6.64%, 04/01/57	90,000	105,451

Total Municipal Obligations (Cost $209,523)		236,418

U.S. Government Sponsored Mortgage-Backed Securities–1.01%
Federal Home Loan Mortgage Corp. (FHLMC)–0.31%
Pass Through Ctfs., 6.50%, 05/01/16 to 08/01/32	7,556	8,531

6.00%, 05/01/17 to 12/01/31	39,188	43,625

5.50%, 09/01/17	19,179	20,805

		72,961

Federal National Mortgage Association (FNMA)–0.59%
Pass Through Ctfs., 7.00%, 02/01/16 to 09/01/32	20,672	23,818

6.50%, 05/01/16 to 09/01/31	5,865	6,511

5.00%, 11/01/18	19,921	21,573

7.50%, 04/01/29 to 10/01/29	70,601	78,785

8.00%, 04/01/32	5,813	6,510

		137,197

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal
	Amount		Value

Government National Mortgage Association (GNMA)–0.11%
Pass Through Ctfs., 7.50%, 06/15/23		$7,963	$9,332

8.50%, 11/15/24		5,683	6,667

7.00%, 07/15/31 to 08/15/31		2,000	2,417

6.50%, 11/15/31 to 03/15/32		4,857	5,643

6.00%, 11/15/32		2,531	2,877

			26,936

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $215,413)			237,094

	Shares
Preferred Stocks–0.25%
Consumer Finance–0.05%
Ally Financial, Inc., Series A, 8.50% Pfd.		250	5,738

GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.		270	6,493

			12,231

Diversified Banks–0.01%
Royal Bank of Scotland PLC (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.		135	2,653

Multi-Line Insurance–0.05%
Hartford Financial Services Group Inc., 7.88% Jr. Sub. Pfd.		440	11,894

Office REIT’s–0.01%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		95	2,468

Regional Banks–0.11%
Zions Bancorp., Series C, 9.50% Pfd.		1,000	26,220

Tires & Rubber–0.02%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		75	3,240

Total Preferred Stocks (Cost $60,278)			58,706

	Principal
	Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.21%(i)
Canada–0.04%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	8,000	8,467

Poland–0.17%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	50,000	41,099

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $58,757)			49,566

	Shares
Common Stocks & Other Equity Interests–0.00%
Broadcasting–0.00%
Adelphia Recovery Trust Series ACC-1(j)		87,412	131

Cable & Satellite–0.00%
Adelphia Communications Corp.(j)		900	702

Total Common Stocks & Other Equity Interests (Cost $22,181)			833

Money Market Funds–3.50%
Liquid Assets Portfolio–Institutional Class(k)		409,372	409,372

Premier Portfolio–Institutional Class(k)		409,372	409,372

Total Money Market Funds (Cost $818,744)			818,744

TOTAL INVESTMENTS–99.31% (Cost $21,878,069)			23,243,001

OTHER ASSETS LESS LIABILITIES–0.69%			160,571

NET ASSETS–100.00%			$23,403,572

Investment Abbreviations:

CAD	– Canadian Dollar
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2012 was $5,277,386, which represented 22.55% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at June 30, 2012 was $30,375, which represented 0.13% of the Fund’s Net Assets
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2012.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Perpetual bond with no specified maturity date.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M and Note 4.
(i)	Foreign denominated security. Principal amount is denominated in currency indicated.
(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(k)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By industry, based on Net Assets
as of June 30, 2012

Other Diversified Financial Services	9.3%

U.S. Treasury Notes	7.4

Diversified Banks	6.0

Investment Banking & Brokerage	5.3

U.S. Treasury Bonds	4.5

Oil & Gas Exploration & Production	3.4

Other Industries, Each with Less Than 3.0% of Total Net Assets	59.9

Money Market Funds Plus Other Assets Less Liabilities	4.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $21,059,325)	$22,424,257

Investments in affiliated money market funds, at value and cost	818,744

Total investments, at value (Cost $21,878,069)	23,243,001

Foreign currencies, at value (Cost $1,356)	1,339

Receivable for:
Investments sold	282,612

Dividends and interest	291,653

Foreign currency contracts	1,725

Premiums paid on swap agreements	33,236

Investment for trustee deferred compensation and retirement plans	47,017

Other assets	888

Total assets	23,901,471

Liabilities:
Payable for:
Investments purchased	351,771

Fund shares reacquired	33,508

Variation margin	11,141

Accrued fees to affiliates	9,764

Accrued other operating expenses	28,757

Trustee deferred compensation and retirement plans	55,338

Unrealized depreciation on swap agreements	7,620

Total liabilities	497,899

Net assets applicable to shares outstanding	$23,403,572

Net assets consist of:
Shares of beneficial interest	$29,726,721

Undistributed net investment income	1,545,761

Undistributed net realized gain (loss)	(9,237,331)

Unrealized appreciation	1,368,421

$23,403,572

Net Assets:
Series I	$23,147,682

Series II	$255,890

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	3,541,989

Series II	39,404

Series I:
Net asset value per share	$6.54

Series II:
Net asset value per share	$6.49

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Interest	$594,542

Dividends	2,378

Dividends from affiliated money market funds	204

Total investment income	597,124

Expenses:
Advisory fees	68,694

Administrative services fees	44,374

Custodian fees	6,176

Distribution fees — Series II	299

Transfer agent fees	4,255

Trustees’ and officers’ fees and benefits	11,095

Professional services fees	21,477

Other	13,381

Total expenses	169,751

Less: Fees waived and expenses reimbursed	(83,741)

Net expenses	86,010

Net investment income	511,114

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	353,177

Foreign currencies	(134)

Foreign currency contracts	2,688

Futures contracts	(39,944)

Swap agreements	(479)

315,308

Change in net unrealized appreciation (depreciation) of:
Investment securities	376,943

Foreign currencies	206

Foreign currency contracts	(1,247)

Futures contracts	35,441

Swap agreements	(7,620)

403,723

Net realized and unrealized gain	719,031

Net increase in net assets resulting from operations	$1,230,145

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$511,114	$1,098,197

Net realized gain	315,308	567,811

Change in net unrealized appreciation (depreciation)	403,723	(87,842)

Net increase in net assets resulting from operations	1,230,145	1,578,166

Distributions to shareholders from net investment income:
Series I	—	(1,215,874)

Series II	—	(10,587)

Total distributions from net investment income	—	(1,226,461)

Share transactions–net:
Series I	(402,338)	(1,245,046)

Series II	16,632	(8,207)

Net increase (decrease) in net assets resulting from share transactions	(385,706)	(1,253,253)

Net increase (decrease) in net assets	844,439	(901,548)

Net assets:
Beginning of period	22,559,133	23,460,681

End of period (includes undistributed net investment income of $1,545,761 and $1,034,647, respectively)	$23,403,572	$22,559,133

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Diversified Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an

Invesco V.I. Diversified Income Fund

independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. Diversified Income Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Invesco V.I. Diversified Income Fund

A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
N.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.60%

Over $250 million	0.55%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.75% and Series II shares to 1.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

Invesco V.I. Diversified Income Fund

  For the six months ended June 30, 2012, the Adviser waived advisory fees of $68,694 and reimbursed Fund expenses of $15,047.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $24,863 for accounting and fund administrative services and reimbursed $19,511 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Diversified Income Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$865,687	$12,596	$—	$878,283

U.S. Treasury Securities	—	2,835,498	—	2,835,498

U.S. Government Sponsored Securities	—	237,094	—	237,094

Domestic Corporate Debt Securities	—	18,217,305	0	18,217,305

Foreign Corporate Debt Securities	—	49,566	—	49,566

Foreign Sovereign Debt Securities	—	339,913	—	339,913

Asset Backed Securities	—	448,924	—	448,924

Municipal Obligations	—	236,418	—	236,418

	$865,687	$22,377,314	$0	$23,243,001

Foreign Currency Contracts*	—	1,157	—	1,157

Futures*	9,964	—	—	9,964

Swap Agreements*	—	(7,620)	—	(7,620)

Total Investments	$875,651	$22,370,851	$0	$23,246,502

*	Unrealized appreciation (depreciation)

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Credit risk
Swap Agreements(a)	$1,304	$(8,924)

Currency risk
Foreign Currency Contracts(b)	1,157	—

Interest rate risk
Futures Contracts(c)	13,683	(3,719)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Unrealized depreciation on swap agreements.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts outstanding.
(c)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments for the six months ended June 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
		Foreign Currency	Swap
	Futures*	Contracts*	Agreements*

Realized Gain (Loss)
Credit risk	$—	$—	$(479)

Currency risk	—	2,688	—

Interest rate risk	(39,944)	—	—

Change in Unrealized Appreciation (Depreciation)
Credit risk	—	—	(7,620)

Currency risk	—	(1,247)	—

Interest rate risk	35,441	—	—

Total	$(4,503)	$1,441	$(8,099)

*	The average notional value of futures, foreign currency contracts and swap agreements outstanding during the period was $6,816,753, $46,861 and $500,000, respectively.

Invesco V.I. Diversified Income Fund

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

U.S. Treasury Ultra Bonds	4	September-2012	$667,375	$10,242

U.S. Treasury 5 Year Notes	28	September-2012	3,471,125	3,441

Subtotal	32		$4,138,500	$13,683

Short Contracts
U.S. Treasury 10 Year Notes	11	September-2012	(1,467,125)	(3,719)

Total			$2,671,375	$9,964

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

08/09/12	RBC Capital Markets Corp.	EUR	30,000	USD	39,111	$37,954	$1,157

Closed Foreign Currency Contracts
Closed		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain

05/16/12	RBC Capital Markets Corp.	EUR	1,000	USD	1,306	$1,274	$32

05/24/12	RBC Capital Markets Corp.	EUR	3,000	USD	3,917	3,780	137

06/08/12	RBC Capital Markets Corp.	EUR	6,000	USD	7,834	7,475	359

06/19/12	RBC Capital Markets Corp.	EUR	1,000	USD	1,305	1,265	40

Subtotal							568

Total foreign currency contracts							$1,725

Currency Abbreviations:
EUR	– Euro
USD	– U.S. Dollar

Open Credit Default Swap Agreements
					Implied	Notional		Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Credit	Value	Upfront	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Spread(a)	(000)	Payments	(Depreciation)

Bank of America	Royal Caribbean Cruises Ltd.	Sell	5.00%	03/20/17	4.68%	$100	$—	$1,304

Morgan Stanley	Carnival Corp.	Buy	(1.00)	03/20/17	1.10	100	2,555	(2,112)

Deutsche Bank	JP Morgan Chase & Co.	Buy	(1.00)	06/20/17	1.35	250	6,921	(2,756)

Bank of America	Citigroup Inc.	Buy	(1.00)	06/20/17	2.47	250	19,244	(2,542)

Morgan Stanley	Markit North America, Investment Grade, Index	Buy	(1.00)	06/20/17	1.13	500	4,516	(1,514)

Total Credit Default Swap Agreements							$33,236	$(7,620)

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. Diversified Income Fund

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2016	$2,178,603	$—	$2,178,603

December 31, 2017	7,359,091	—	7,359,091

	$9,537,694	$—	$9,537,694

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $7,358,868 and $8,299,034, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,572,288

Aggregate unrealized (depreciation) of investment securities	(245,374)

Net unrealized appreciation of investment securities	$1,326,914

Cost of investments for tax purposes is $21,916,087.

Invesco V.I. Diversified Income Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	252,873	$1,613,950	348,442	$2,182,267

Series II	6,265	39,915	5,383	33,498

Issued as reinvestment of dividends:
Series I	—	—	198,025	1,215,874

Series II	—	—	1,730	10,587

Reacquired:
Series I	(316,275)	(2,016,288)	(746,622)	(4,643,187)

Series II	(3,630)	(23,283)	(8,507)	(52,292)

Net increase (decrease) in share activity	(60,767)	$(385,706)	(201,549)	$(1,253,253)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 84% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$6.19	$0.14	$0.21	$0.35	$—	$6.54	5.65%	$23,148	0.75	%(d)	1.48	%(d)	4.47	%(d)	37%
Year ended 12/31/11	6.10	0.29	0.13	0.42	(0.33)	6.19	7.02	22,333	0.75		1.46		4.71		59
Year ended 12/31/10	5.88	0.31	0.28	0.59	(0.37)	6.10	10.05	23,229	0.75		1.36		5.03		87
Year ended 12/31/09	5.87	0.35	0.29	0.64	(0.63)	5.88	10.89	24,299	0.74		1.48		5.91		200
Year ended 12/31/08	7.80	0.50	(1.74)	(1.24)	(0.69)	5.87	(15.59)	24,070	0.75		1.31		6.83		35
Year ended 12/31/07	8.28	0.51	(0.37)	0.14	(0.62)	7.80	1.72	38,336	0.75		1.17		6.04		67

Series II
Six months ended 06/30/12	6.16	0.13	0.20	0.33	—	6.49	5.36	256	1.00	(d)	1.73	(d)	4.22	(d)	37
Year ended 12/31/11	6.07	0.28	0.13	0.41	(0.32)	6.16	6.72	227	1.00		1.71		4.46		59
Year ended 12/31/10	5.85	0.29	0.28	0.57	(0.35)	6.07	9.70	232	1.00		1.61		4.78		87
Year ended 12/31/09	5.83	0.34	0.29	0.63	(0.61)	5.85	10.70	291	0.99		1.73		5.66		200
Year ended 12/31/08	7.74	0.48	(1.72)	(1.24)	(0.67)	5.83	(15.78)	409	1.00		1.56		6.58		35
Year ended 12/31/07	8.21	0.48	(0.36)	0.12	(0.59)	7.74	1.51	606	1.00		1.42		5.79		67

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $22,783 and $241 for Series I and Series II shares, respectively.

Invesco V.I. Diversified Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Series I	$1,000.00	$1,054.90	$3.83	$1,021.13	$3.77	0.75%

Series II	1,000.00	1,053.60	5.11	1,019.89	5.02	1.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Diversified Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Diversified Income Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve

Invesco V.I. Diversified Income Fund

the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Corporate Debt Funds BBB-Rated Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one and three year periods and in the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was the same as the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rates of two mutual funds with comparable investment strategies.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Diversified Income Fund

Invesco V.I. Equally-Weighted S&P 500 Fund
Effective April 30, 2012, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund was renamed Invesco V.I. Equally-Weighted S&P 500 Fund.
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
MS-VIEWSP-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	7.91%

Series II Shares	7.79

S&P 500 Index▼ (Broad Market Index)	9.49

S&P 500 Equal Weight Index■ (Style-Specific Index)	8.08

Lipper VUF Multi-Cap Core Funds Index▼ (Peer Group Index)	7.38

Source(s): ▼Lipper Inc.; ■Invesco, Bloomberg L.P.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500 Index.
     The Lipper VUF Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core variable insurance underlying funds tracked by Lipper.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (11/9/94)		9.57%

10	Years	7.28

5	Years	1.20

1	Year	-0.33

Series II Shares

Inception (7/24/00)		6.15%

10	Years	7.01

5	Years	0.95

1	Year	-0.64

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley V.I. Select Dimensions Equally-Weighted S&P 500 Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund (renamed Invesco V.I. Equally-Weighted S&P 500 Fund on April 30, 2012). Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.51% and 0.76%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Equally-Weighted S&P 500 Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.29%
Advertising–0.39%
Interpublic Group of Cos., Inc. (The)	13,209	$143,318

Omnicom Group Inc.	2,980	144,828

		288,146

Aerospace & Defense–2.39%
Boeing Co. (The)	2,047	152,092

General Dynamics Corp.	2,235	147,421

Goodrich Corp.	1,133	143,778

Honeywell International Inc.	2,558	142,839

L-3 Communications Holdings, Inc.	2,056	152,165

Lockheed Martin Corp.	1,719	149,690

Northrop Grumman Corp.	2,396	152,841

Precision Castparts Corp.	873	143,600

Raytheon Co.	2,777	157,150

Rockwell Collins, Inc.	2,847	140,499

Textron Inc.	5,892	146,534

United Technologies Corp.	1,896	143,205

		1,771,814

Agricultural Products–0.18%
Archer-Daniels-Midland Co.(b)	4,497	132,751

Air Freight & Logistics–0.79%
C.H. Robinson Worldwide, Inc.	2,473	144,745

Expeditors International of Washington, Inc.	3,639	141,011

FedEx Corp.	1,635	149,782

United Parcel Service, Inc.–Class B	1,875	147,675

		583,213

Airlines–0.20%
Southwest Airlines Co.	15,811	145,777

Aluminum–0.20%
Alcoa Inc.	16,814	147,123

Apparel Retail–1.18%
Abercrombie & Fitch Co.–Class A	4,453	152,026

Gap, Inc. (The)	5,459	149,358

Limited Brands, Inc.	3,346	142,305

Ross Stores, Inc.	2,220	138,684

TJX Cos., Inc. (The)	3,454	148,280

Urban Outfitters, Inc.(c)	5,182	142,971

		873,624

Apparel, Accessories & Luxury Goods–0.74%
Coach, Inc.	2,237	130,820

Fossil, Inc.(c)	1,880	143,895

Ralph Lauren Corp.	987	138,239

VF Corp.	1,025	136,786

		549,740

Application Software–1.01%
Adobe Systems Inc.(c)	4,525	146,474

Autodesk, Inc.(c)	4,369	152,871

Citrix Systems, Inc.(c)	1,856	155,793

Intuit Inc.	2,520	149,562

Salesforce.com, Inc.(c)	1,049	145,035

		749,735

Asset Management & Custody Banks–2.02%
Ameriprise Financial, Inc.	2,951	154,219

Bank of New York Mellon Corp. (The)	6,988	153,387

BlackRock, Inc.	823	139,762

Federated Investors, Inc.–Class B	7,127	155,725

Franklin Resources, Inc.	1,324	146,951

Invesco Ltd.(d)	6,277	141,860

Legg Mason, Inc.	5,595	147,540

Northern Trust Corp.	3,310	152,326

State Street Corp.	3,397	151,642

T. Rowe Price Group Inc.	2,436	153,371

		1,496,783

Auto Parts & Equipment–0.37%
BorgWarner, Inc.(c)	2,101	137,805

Johnson Controls, Inc.	4,862	134,726

		272,531

Automobile Manufacturers–0.17%
Ford Motor Co.	13,433	128,822

Automotive Retail–0.71%
AutoNation, Inc.(c)	3,848	135,758

AutoZone, Inc.(c)	373	136,954

CarMax, Inc.(c)	5,089	132,009

O’Reilly Automotive, Inc.(c)	1,459	122,220

		526,941

Biotechnology–1.01%
Alexion Pharmaceuticals, Inc.(c)	1,549	153,816

Amgen Inc.	2,079	151,850

Biogen Idec Inc.(c)	1,072	154,775

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–(continued)

Celgene Corp.(c)	2,201	$141,216

Gilead Sciences, Inc.(c)	2,885	147,943

		749,600

Brewers–0.21%
Molson Coors Brewing Co.–Class B	3,674	152,875

Broadcasting–0.60%
CBS Corp.–Class B	4,442	145,609

Discovery Communications, Inc.–Class A(c)	2,807	151,578

Scripps Networks Interactive–Class A	2,539	144,367

		441,554

Building Products–0.20%
Masco Corp.	10,586	146,828

Cable & Satellite–0.85%
Cablevision Systems Corp.–Class A	12,391	164,677

Comcast Corp.–Class A	4,732	151,282

DIRECTV–Class A(c)	3,248	158,567

Time Warner Cable Inc.	1,882	154,512

		629,038

Casinos & Gaming–0.41%
International Game Technology	10,324	162,603

Wynn Resorts Ltd.	1,374	142,511

		305,114

Coal & Consumable Fuels–0.58%
Alpha Natural Resources, Inc.(c)	15,371	133,881

CONSOL Energy Inc.	5,071	153,347

Peabody Energy Corp.	5,902	144,717

		431,945

Commercial Printing–0.21%
R. R. Donnelley & Sons Co.	13,283	156,341

Communications Equipment–1.35%
Cisco Systems, Inc.	8,523	146,340

F5 Networks, Inc.(c)	1,398	139,185

Harris Corp.	3,505	146,684

JDS Uniphase Corp.(c)	13,613	149,743

Juniper Networks, Inc.(c)	8,441	137,673

Motorola Solutions, Inc.	2,947	141,780

QUALCOMM, Inc.	2,438	135,748

		997,153

Computer & Electronics Retail–0.39%
Best Buy Co., Inc.	7,170	150,283

GameStop Corp.–Class A	7,528	138,214

		288,497

Computer Hardware–0.57%
Apple Inc.	248	144,832

Dell Inc.(c)	11,803	147,774

Hewlett-Packard Co.	6,420	129,106

		421,712

Computer Storage & Peripherals–1.20%
EMC Corp.(c)	5,813	148,987

Lexmark International, Inc.–Class A	5,546	147,413

NetApp, Inc.(c)	4,723	150,286

SanDisk Corp.(c)	4,042	147,452

Seagate Technology PLC	6,229	154,043

Western Digital Corp.(c)	4,587	139,812

		887,993

Construction & Engineering–0.60%
Fluor Corp.	2,951	145,602

Jacobs Engineering Group, Inc.(c)	3,930	148,790

Quanta Services, Inc.(c)	6,355	152,965

		447,357

Construction & Farm Machinery & Heavy Trucks–0.98%
Caterpillar Inc.	1,634	138,743

Cummins Inc.	1,479	143,330

Deere & Co.	1,927	155,836

Joy Global Inc.	2,464	139,783

PACCAR Inc.	3,708	145,317

		723,009

Construction Materials–0.22%
Vulcan Materials Co.	4,184	166,147

Consumer Electronics–0.19%
Harman International Industries, Inc.	3,573	141,491

Consumer Finance–0.81%
American Express Co.	2,564	149,250

Capital One Financial Corp.	2,723	148,839

Discover Financial Services	4,364	150,907

SLM Corp.	9,829	154,414

		603,410

Data Processing & Outsourced Services–1.79%
Automatic Data Processing, Inc.	2,674	148,835

Computer Sciences Corp.	5,478	135,964

Fidelity National Information Services, Inc.	4,422	150,702

Fiserv, Inc.(c)	2,072	149,640

MasterCard, Inc.–Class A	343	147,528

Paychex, Inc.	4,619	145,083

Total System Services, Inc.	6,108	146,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Data Processing & Outsourced Services–(continued)

Visa Inc.–Class A	1,228	$151,817

Western Union Co. (The)	8,805	148,276

		1,324,009

Department Stores–0.97%
JC Penney Co., Inc.	5,689	132,611

Kohl’s Corp.	3,177	144,522

Macy’s, Inc.	3,849	132,213

Nordstrom, Inc.	2,937	145,939

Sears Holdings Corp.(c)	2,740	163,578

		718,863

Distillers & Vintners–0.68%
Beam Inc.	2,338	146,102

Brown-Forman Corp.–Class B	1,605	155,444

Constellation Brands, Inc.–Class A(c)	7,480	202,409

		503,955

Distributors–0.19%
Genuine Parts Co.	2,325	140,081

Diversified Banks–0.61%
Comerica Inc.	4,857	149,159

U.S. Bancorp	4,759	153,049

Wells Fargo & Co.	4,557	152,386

		454,594

Diversified Chemicals–0.99%
Dow Chemical Co. (The)	4,476	140,994

E. I. du Pont de Nemours and Co.	2,893	146,299

Eastman Chemical Co.	3,001	151,160

FMC Corp.	2,758	147,498

PPG Industries, Inc.	1,381	146,552

		732,503

Diversified Metals & Mining–0.39%
Freeport-McMoRan Copper & Gold Inc.	4,233	144,218

Titanium Metals Corp.	12,566	142,122

		286,340

Diversified REIT’s–0.20%
Vornado Realty Trust	1,732	145,453

Diversified Support Services–0.40%
Cintas Corp.	3,937	152,007

Iron Mountain Inc.	4,377	144,266

		296,273

Drug Retail–0.38%
CVS Caremark Corp.	3,191	149,116

Walgreen Co.	4,597	135,979

		285,095

Education Services–0.41%
Apollo Group, Inc.–Class A(c)	4,094	148,162

DeVry, Inc.	4,929	152,651

		300,813

Electric Utilities–2.54%
American Electric Power Co., Inc.	3,606	143,879

Duke Energy Corp.(c)	6,187	142,672

Edison International	3,111	143,728

Entergy Corp.	2,160	146,642

Exelon Corp.	3,828	144,009

FirstEnergy Corp.	2,993	147,226

NextEra Energy, Inc.	2,139	147,185

Northeast Utilities	3,830	148,642

Pepco Holdings, Inc.	7,411	145,033

Pinnacle West Capital Corp.	2,805	145,131

PPL Corp.	5,138	142,888

Southern Co. (The)	3,023	139,965

Xcel Energy, Inc.	5,038	143,130

		1,880,130

Electrical Components & Equipment–0.76%
Cooper Industries PLC	2,065	140,792

Emerson Electric Co.	3,068	142,907

Rockwell Automation, Inc.	2,049	135,357

Roper Industries, Inc.	1,429	140,871

		559,927

Electronic Components–0.38%
Amphenol Corp.–Class A	2,611	143,396

Corning Inc.	10,887	140,769

		284,165

Electronic Equipment & Instruments–0.18%
FLIR Systems, Inc.	6,772	132,054

Electronic Manufacturing Services–0.59%
Jabil Circuit, Inc.	7,500	152,475

Molex Inc.	5,899	141,222

TE Connectivity Ltd.	4,409	140,691

		434,388

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Environmental & Facilities Services–0.60%
Republic Services, Inc.	5,449	$144,181

Stericycle, Inc.(c)	1,635	149,880

Waste Management, Inc.	4,409	147,261

		441,322

Fertilizers & Agricultural Chemicals–0.64%
CF Industries Holdings, Inc.	839	162,548

Monsanto Co.	1,803	149,252

Mosaic Co. (The)	2,954	161,761

		473,561

Food Distributors–0.20%
Sysco Corp.	4,993	148,841

Food Retail–0.60%
Kroger Co. (The)	6,640	153,981

Safeway, Inc.	7,818	141,897

Whole Foods Market, Inc.	1,574	150,034

		445,912

Footwear–0.16%
NIKE, Inc.–Class B	1,318	115,694

Gas Utilities–0.40%
AGL Resources Inc.	3,771	146,126

ONEOK, Inc.	3,470	146,816

		292,942

General Merchandise Stores–0.77%
Big Lots, Inc.(c)	3,713	151,453

Dollar Tree, Inc.(c)	2,682	144,291

Family Dollar Stores, Inc.	2,058	136,816

Target Corp.	2,419	140,762

		573,322

Gold–0.19%
Newmont Mining Corp.	2,849	138,205

Health Care Distributors–0.80%
AmerisourceBergen Corp.	3,865	152,088

Cardinal Health, Inc.	3,418	143,556

McKesson Corp.	1,619	151,781

Patterson Cos. Inc.	4,315	148,738

		596,163

Health Care Equipment–2.64%
Baxter International Inc.	2,829	150,361

Becton, Dickinson and Co.	1,954	146,062

Boston Scientific Corp.(c)	25,089	142,255

C.R. Bard, Inc.	1,437	154,391

CareFusion Corp.(c)	5,830	149,714

Covidien PLC	2,740	146,590

Edwards Lifesciences Corp.(c)	1,623	167,656

Intuitive Surgical, Inc.(c)	268	148,416

Medtronic, Inc.	3,837	148,607

St. Jude Medical, Inc.	3,675	146,669

Stryker Corp.	2,791	153,784

Varian Medical Systems, Inc.(c)	2,408	146,334

Zimmer Holdings, Inc.	2,350	151,246

		1,952,085

Health Care Facilities–0.22%
Tenet Healthcare Corp.(c)	30,611	160,402

Health Care Services–0.84%
DaVita, Inc.(c)	1,672	164,207

Express Scripts Holding Co.(c)	2,693	150,350

Laboratory Corp. of America Holdings(c)	1,671	154,752

Quest Diagnostics Inc.	2,589	155,081

		624,390

Health Care Supplies–0.20%
DENTSPLY International Inc.	3,849	145,531

Health Care Technology–0.20%
Cerner Corp.(c)	1,813	149,863

Home Entertainment Software–0.18%
Electronic Arts Inc.(c)	10,610	131,034

Home Furnishings–0.20%
Leggett & Platt, Inc.	6,874	145,248

Home Improvement Retail–0.39%
Home Depot, Inc. (The)	2,736	144,981

Lowe’s Cos., Inc.	5,131	145,925

		290,906

Homebuilding–0.68%
D.R. Horton, Inc.	8,933	164,189

Lennar Corp.–Class A	5,395	166,759

PulteGroup Inc.(c)	15,952	170,686

		501,634

Homefurnishing Retail–0.17%
Bed Bath & Beyond Inc.(c)	2,022	124,960

Hotels, Resorts & Cruise Lines–0.80%
Carnival Corp.	4,336	148,595

Marriott International Inc.–Class A	3,789	148,529

Starwood Hotels & Resorts Worldwide, Inc.	2,750	145,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Hotels, Resorts & Cruise Lines–(continued)

Wyndham Worldwide Corp.	2,823	$148,885

		591,869

Household Appliances–0.19%
Whirlpool Corp.	2,355	144,032

Household Products–0.78%
Clorox Co. (The)	1,993	144,413

Colgate-Palmolive Co.	1,429	148,759

Kimberly-Clark Corp.	1,763	147,687

Procter & Gamble Co. (The)	2,282	139,772

		580,631

Housewares & Specialties–0.19%
Newell Rubbermaid, Inc.	7,963	144,449

Human Resource & Employment Services–0.20%
Robert Half International, Inc.	5,088	145,364

Hypermarkets & Super Centers–0.40%
Costco Wholesale Corp.	1,613	153,235

Wal-Mart Stores, Inc.	2,099	146,342

		299,577

Independent Power Producers & Energy Traders–0.41%
AES Corp. (The)(c)	11,459	147,019

NRG Energy, Inc.(c)	8,992	156,101

		303,120

Industrial Conglomerates–0.80%
3M Co.	1,665	149,184

Danaher Corp.	2,781	144,835

General Electric Co.	7,461	155,487

Tyco International Ltd.	2,678	141,532

		591,038

Industrial Gases–0.58%
Air Products & Chemicals, Inc.	1,798	145,152

Airgas, Inc.	1,662	139,625

Praxair, Inc.	1,352	147,003

		431,780

Industrial Machinery–1.92%
Dover Corp.	2,527	135,472

Eaton Corp.	3,473	137,635

Flowserve Corp.	1,362	156,290

Illinois Tool Works Inc.	2,557	135,240

Ingersoll-Rand PLC	3,511	148,094

Pall Corp.	2,703	148,151

Parker Hannifin Corp.	1,762	135,463

Snap-on Inc.	2,286	142,304

Stanley Black & Decker Inc.	2,214	142,493

Xylem, Inc.	5,526	139,089

		1,420,231

Industrial REIT’s–0.20%
Prologis, Inc.	4,494	149,336

Insurance Brokers–0.39%
Aon PLC	3,071	143,661

Marsh & McLennan Cos., Inc.	4,478	144,326

		287,987

Integrated Oil & Gas–1.00%
Chevron Corp.	1,420	149,810

Exxon Mobil Corp.	1,771	151,545

Hess Corp.	3,203	139,170

Murphy Oil Corp.	3,127	157,257

Occidental Petroleum Corp.	1,683	144,351

		742,133

Integrated Telecommunication Services–1.02%
AT&T Inc.	4,145	147,810

CenturyLink Inc.	3,826	151,089

Frontier Communications Corp.	41,525	159,041

Verizon Communications Inc.	3,375	149,985

Windstream Corp.	15,305	147,846

		755,771

Internet Retail–1.00%
Amazon.com, Inc.(c)	655	149,569

Expedia, Inc.	2,993	143,874

Netflix Inc.(c)	2,181	149,333

Priceline.com Inc.(c)	223	148,188

TripAdvisor Inc.(c)	3,329	148,773

		739,737

Internet Software & Services–1.00%
Akamai Technologies, Inc.(c)	4,756	151,003

eBay Inc.(c)	3,489	146,573

Google Inc.–Class A(c)	246	142,697

VeriSign, Inc.(c)	3,598	156,765

Yahoo! Inc.(c)	9,118	144,338

		741,376

Investment Banking & Brokerage–0.79%
Charles Schwab Corp. (The)	11,629	150,363

E*TRADE Financial Corp.(c)	17,491	140,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Investment Banking & Brokerage–(continued)

Goldman Sachs Group, Inc. (The)	1,514	$145,132

Morgan Stanley	10,423	152,071

		588,194

IT Consulting & Other Services–0.99%
Accenture PLC–Class A	2,447	147,040

Cognizant Technology Solutions Corp.–Class A(c)	2,434	146,040

International Business Machines Corp.	733	143,360

SAIC, Inc.	12,423	150,567

Teradata Corp.(c)	2,085	150,141

		737,148

Leisure Products–0.39%
Hasbro, Inc.	4,151	140,595

Mattel, Inc.	4,519	146,596

		287,191

Life & Health Insurance–1.40%
Aflac, Inc.	3,524	150,087

Lincoln National Corp.	6,827	149,306

MetLife, Inc.	4,815	148,543

Principal Financial Group, Inc.	5,773	151,426

Prudential Financial, Inc.	2,986	144,612

Torchmark Corp.	3,025	152,914

Unum Group	7,239	138,482

		1,035,370

Life Sciences Tools & Services–0.98%
Agilent Technologies, Inc.	3,617	141,931

Life Technologies Corp.(c)	3,423	154,001

PerkinElmer, Inc.	5,505	142,029

Thermo Fisher Scientific, Inc.	2,816	146,178

Waters Corp.(c)	1,817	144,397

		728,536

Managed Health Care–1.11%
Aetna Inc.	3,312	128,406

Cigna Corp.	3,192	140,448

Coventry Health Care, Inc.	4,413	140,289

Humana Inc.	1,803	139,624

UnitedHealth Group Inc.	2,469	144,437

WellPoint, Inc.	2,073	132,237

		825,441

Metal & Glass Containers–0.38%
Ball Corp.	3,480	142,854

Owens-Illinois, Inc.(c)	7,392	141,705

		284,559

Motorcycle Manufacturers–0.18%
Harley-Davidson, Inc.	2,943	134,583

Movies & Entertainment–0.83%
News Corp.–Class A	7,369	164,255

Time Warner Inc.	4,065	156,502

Viacom Inc.–Class B	3,006	141,342

Walt Disney Co. (The)	3,097	150,205

		612,304

Multi-Line Insurance–1.00%
American International Group, Inc.(c)	4,700	150,823

Assurant, Inc.	4,216	146,885

Genworth Financial Inc.–Class A(c)	26,628	150,715

Hartford Financial Services Group, Inc.	8,302	146,364

Loews Corp.	3,592	146,949

		741,736

Multi-Sector Holdings–0.20%
Leucadia National Corp.	6,900	146,763

Multi-Utilities–2.74%
Ameren Corp.	4,307	144,457

CenterPoint Energy, Inc.	7,022	145,145

CMS Energy Corp.	6,080	142,880

Consolidated Edison, Inc.	2,301	143,099

Dominion Resources, Inc.	2,691	145,314

DTE Energy Co.	2,470	146,545

Integrys Energy Group, Inc.	2,582	146,838

NiSource Inc.	5,673	140,407

PG&E Corp.	3,176	143,778

Public Service Enterprise Group Inc.	4,485	145,762

SCANA Corp.	3,048	145,816

Sempra Energy	2,145	147,748

TECO Energy, Inc.	8,075	145,834

Wisconsin Energy Corp.	3,710	146,805

		2,030,428

Office Electronics–0.20%
Xerox Corp.	18,581	146,232

Office REIT’s–0.20%
Boston Properties, Inc.	1,361	147,492

Office Services & Supplies–0.39%
Avery Dennison Corp.	5,058	138,286

Pitney Bowes Inc.	10,003	149,745

		288,031

Oil & Gas Drilling–0.98%
Diamond Offshore Drilling, Inc.	2,383	140,907

Helmerich & Payne, Inc.	3,108	135,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Oil & Gas Drilling–(continued)

Nabors Industries Ltd.(c)	10,690	$153,936

Noble Corp.(c)	4,492	146,125

Rowan Cos. PLC–Class A(c)	4,572	147,812

		723,916

Oil & Gas Equipment & Services–1.15%
Baker Hughes Inc.	3,649	149,974

Cameron International Corp.(c)	3,116	133,084

FMC Technologies, Inc.(c)	3,522	138,168

Halliburton Co.	5,123	145,442

National Oilwell Varco Inc.	2,150	138,546

Schlumberger Ltd.	2,218	143,971

		849,185

Oil & Gas Exploration & Production–3.47%
Anadarko Petroleum Corp.	2,243	148,487

Apache Corp.	1,725	151,610

Cabot Oil & Gas Corp.	4,341	171,035

Chesapeake Energy Corp.	7,758	144,299

ConocoPhillips	2,654	148,305

Denbury Resources Inc.(c)	9,517	143,802

Devon Energy Corp.	2,440	141,496

EOG Resources, Inc.	1,525	137,418

EQT Corp.	3,103	166,414

Marathon Oil Corp.	5,723	146,337

Newfield Exploration Co.(c)	4,906	143,795

Noble Energy, Inc.	1,687	143,091

Pioneer Natural Resources Co.	1,518	133,903

QEP Resources Inc.	5,449	163,306

Range Resources Corp.	2,531	156,593

Southwestern Energy Co.(c)	5,288	168,846

WPX Energy Inc.(c)	10,190	164,874

		2,573,611

Oil & Gas Refining & Marketing–1.06%
Marathon Petroleum Corp.	3,834	172,223

Phillips 66	4,459	148,217

Sunoco, Inc.	3,064	145,540

Tesoro Corp.(c)	6,389	159,470

Valero Energy Corp.	6,734	162,626

		788,076

Oil & Gas Storage & Transportation–0.59%
Kinder Morgan Inc.	4,541	146,311

Spectra Energy Corp.	5,151	149,688

Williams Cos., Inc. (The)	4,877	140,555

		436,554

Other Diversified Financial Services–0.60%
Bank of America Corp.	18,950	155,011

Citigroup Inc.	5,158	141,381

JPMorgan Chase & Co.	4,252	151,924

		448,316

Packaged Foods & Meats–2.58%
Campbell Soup Co.	4,515	150,711

ConAgra Foods, Inc.	5,725	148,449

Dean Foods Co.(c)	8,905	151,652

General Mills, Inc.	3,749	144,486

H.J. Heinz Co.	2,673	145,358

Hershey Co. (The)	2,119	152,632

Hormel Foods Corp.	4,813	146,411

JM Smucker Co. (The)	1,890	142,733

Kellogg Co.	2,945	145,277

Kraft Foods Inc.–Class A	3,745	144,632

McCormick & Co., Inc.	2,567	155,688

Mead Johnson Nutrition Co.	1,758	141,537

Tyson Foods, Inc.–Class A	7,546	142,091

		1,911,657

Paper Packaging–0.38%
Bemis Co., Inc.	4,512	141,406

Sealed Air Corp.	9,130	140,967

		282,373

Paper Products–0.39%
International Paper Co.	4,894	141,486

MeadWestvaco Corp.	5,118	147,142

		288,628

Personal Products–0.39%
Avon Products, Inc.	8,979	145,550

Estee Lauder Cos. Inc. (The)–Class A	2,604	140,928

		286,478

Pharmaceuticals–2.42%
Abbott Laboratories	2,315	149,248

Allergan, Inc.	1,565	144,872

Bristol-Myers Squibb Co.	4,167	149,804

Eli Lilly & Co.	3,449	147,996

Forest Laboratories, Inc.(c)	4,013	140,415

Hospira, Inc.(c)	4,368	152,793

Johnson & Johnson	2,273	153,564

Merck & Co., Inc.	3,724	155,477

Mylan Inc.(c)	6,647	142,046

Perrigo Co.	1,348	158,970

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Pharmaceuticals–(continued)

Pfizer Inc.	6,470	$148,810

Watson Pharmaceuticals, Inc.(c)	2,020	149,460

		1,793,455

Property & Casualty Insurance–1.57%
ACE Ltd. (Switzerland)	1,965	145,665

Allstate Corp. (The)	4,174	146,466

Berkshire Hathaway Inc.–Class B(c)	1,760	146,661

Chubb Corp. (The)	2,001	145,713

Cincinnati Financial Corp.	3,901	148,511

Progressive Corp. (The)	6,540	136,228

Travelers Cos., Inc. (The)	2,305	147,151

XL Group PLC (Ireland)	7,049	148,311

		1,164,706

Publishing–0.62%
Gannett Co., Inc.	11,241	165,580

McGraw-Hill Cos., Inc. (The)	3,291	148,095

Washington Post Co. (The)–Class B	393	146,911

		460,586

Railroads–0.62%
CSX Corp.	6,795	151,936

Norfolk Southern Corp.	2,155	154,665

Union Pacific Corp.	1,294	154,387

		460,988

Real Estate Services–0.19%
CBRE Group, Inc.–Class A(c)	8,783	143,690

Regional Banks–2.05%
BB&T Corp.	4,938	152,337

Fifth Third Bancorp	11,079	148,459

First Horizon National Corp.	17,997	155,674

Huntington Bancshares Inc.	22,995	147,168

KeyCorp	19,678	152,308

M&T Bank Corp.	1,791	147,883

PNC Financial Services Group, Inc.	2,413	147,458

Regions Financial Corp.	23,294	157,235

SunTrust Banks, Inc.	6,458	156,477

Zions Bancorp.	7,785	151,185

		1,516,184

Research & Consulting Services–0.40%
Dun & Bradstreet Corp. (The)	2,137	152,090

Equifax Inc.	3,057	142,456

		294,546

Residential REIT’s–0.58%
Apartment Investment & Management Co.–Class A	5,272	142,502

AvalonBay Communities, Inc.	1,010	142,895

Equity Residential	2,314	144,301

		429,698

Restaurants–0.96%
Chipotle Mexican Grill, Inc.(c)	351	133,363

Darden Restaurants, Inc.	2,863	144,954

McDonald’s Corp.	1,631	144,392

Starbucks Corp.	2,673	142,524

Yum! Brands, Inc.	2,217	142,819

		708,052

Retail REIT’s–0.40%
Kimco Realty Corp.	7,764	147,749

Simon Property Group, Inc.	950	147,877

		295,626

Semiconductor Equipment–0.79%
Applied Materials, Inc.	13,308	152,510

KLA-Tencor Corp.	3,026	149,030

Lam Research Corp.(c)	3,807	143,676

Teradyne, Inc.(c)	9,933	139,658

		584,874

Semiconductors–2.60%
Advanced Micro Devices, Inc.(c)	24,240	138,895

Altera Corp.	4,276	144,700

Analog Devices, Inc.	3,860	145,406

Broadcom Corp.–Class A(c)	4,205	142,129

First Solar, Inc.(c)	11,171	168,235

Intel Corp.	5,424	144,550

Linear Technology Corp.	4,804	150,509

LSI Corp.(c)	21,706	138,267

Microchip Technology Inc.	4,474	148,000

Micron Technology, Inc.(c)	24,364	153,737

NVIDIA Corp.(c)	11,803	163,118

Texas Instruments Inc.	5,023	144,110

Xilinx, Inc.	4,361	146,399

		1,928,055

Soft Drinks–0.99%
Coca-Cola Co. (The)	1,903	148,796

Coca-Cola Enterprises, Inc.	5,317	149,089

Dr. Pepper Snapple Group, Inc.	3,359	146,956

Monster Beverage Corp.(c)	1,982	141,118

PepsiCo, Inc.	2,096	148,103

		734,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Specialized Consumer Services–0.20%
H&R Block, Inc.	9,237	$147,607

Specialized Finance–0.99%
CME Group Inc.	527	141,294

IntercontinentalExchange Inc.(c)	1,119	152,162

Moody’s Corp.	3,945	144,190

NASDAQ OMX Group, Inc. (The)	6,475	146,788

NYSE Euronext	5,823	148,952

		733,386

Specialized REIT’s–1.64%
American Tower Corp.	2,159	150,936

HCP, Inc.	3,434	151,611

Health Care REIT, Inc.	2,560	149,248

Host Hotels & Resorts Inc.	9,304	147,189

Plum Creek Timber Co., Inc.	3,834	152,210

Public Storage	1,032	149,031

Ventas, Inc.	2,457	155,086

Weyerhaeuser Co.	7,005	156,632

		1,211,943

Specialty Chemicals–0.78%
Ecolab Inc.	2,152	147,477

International Flavors & Fragrances Inc.	2,535	138,918

Sherwin-Williams Co. (The)	1,089	144,129

Sigma-Aldrich Corp.	2,025	149,708

		580,232

Specialty Stores–0.38%
Staples, Inc.	11,118	145,090

Tiffany & Co.	2,591	137,193

		282,283

Steel–0.80%
Allegheny Technologies, Inc.	4,728	150,776

Cliffs Natural Resources Inc.	2,937	144,765

Nucor Corp.	3,848	145,839

United States Steel Corp.	7,488	154,253

		595,633

Systems Software–1.20%
BMC Software, Inc.(c)	3,277	139,863

CA, Inc.	5,645	152,923

Microsoft Corp.	4,831	147,780

Oracle Corp.	5,274	156,638

Red Hat, Inc.(c)	2,569	145,097

Symantec Corp.(c)	9,802	143,207

		885,508

Thrifts & Mortgage Finance–0.40%
Hudson City Bancorp, Inc.	23,718	151,084

People’s United Financial Inc.	12,219	141,862

		292,946

Tires & Rubber–0.22%
Goodyear Tire & Rubber Co. (The)(c)	13,653	161,242

Tobacco–0.82%
Altria Group, Inc.	4,352	150,362

Lorillard, Inc.	1,162	153,326

Philip Morris International Inc.	1,705	148,778

Reynolds American Inc.	3,482	156,237

		608,703

Trading Companies & Distributors–0.39%
Fastenal Co.	3,557	143,382

W.W. Grainger, Inc.	753	144,004

		287,386

Trucking–0.16%
Ryder System, Inc.	3,339	120,237

Wireless Telecommunication Services–0.60%
Crown Castle International Corp.(c)	2,563	150,346

MetroPCS Communications, Inc.(c)	23,294	140,929

Sprint Nextel Corp.(c)	48,075	156,724

		447,999

Total Common Stocks & Other Equity Interests (Cost $38,063,123)		73,548,582

Money Market Funds–0.74%
Liquid Assets Portfolio–Institutional Class(e)	272,242	272,242

Premier Portfolio–Institutional Class(e)	272,242	272,242

Total Money Market Funds (Cost $544,484)		544,484

TOTAL INVESTMENTS–100.03% (Cost $38,607,607)		74,093,066

OTHER ASSETS LESS LIABILITIES–(0.03)%		(21,811)

NET ASSETS–100.00%		$74,071,255

Investment Abbreviations:

REIT	– Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(c)	Non-income producing security.
(d)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 5.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Consumer Discretionary	16.1%

Financials	16.0

Information Technology	13.8

Industrials	12.0

Health Care	10.4

Energy	8.9

Consumer Staples	8.2

Materials	6.2

Utilities	6.1

Telecommunication Services	1.6

Money Market Funds Plus Other Assets Less Liabilities	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $37,947,213)	$73,406,722

Investments in affiliates, at value (Cost $660,394)	686,344

Total investments, at value (Cost $38,607,607)	74,093,066

Receivable for:
Investments sold	279,939

Variation margin	15,300

Dividends	95,582

Fund expenses absorbed	13,584

Investment for trustee deferred compensation and retirement plans	6,808

Other assets	2,810

Total assets	74,507,089

Liabilities:
Payable for:
Investments purchased	289,983

Fund shares reacquired	31,862

Accrued fees to affiliates	61,974

Accrued other operating expenses	41,455

Trustee deferred compensation and retirement plans	10,560

Total liabilities	435,834

Net assets applicable to shares outstanding	$74,071,255

Net assets consist of:
Shares of beneficial interest	$23,368,162

Undistributed net investment income	1,773,501

Undistributed net realized gain	13,427,609

Unrealized appreciation	35,501,983

$74,071,255

Net Assets:
Series I	$35,710,595

Series II	$38,360,660

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	1,805,690

Series II	1,966,903

Series I:
Net asset value per share	$19.78

Series II:
Net asset value per share	$19.50

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends	$747,298

Dividends from affiliates	2,289

Total investment income	749,587

Expenses:
Advisory fees	46,958

Administrative services fees	102,452

Custodian fees	34,834

Distribution fees — Series II	51,382

Transfer agent fees	1,085

Trustees’ and officers’ fees and benefits	12,116

Professional services fees	18,034

Other	24,459

Total expenses	291,320

Less: Fees waived and expenses reimbursed	(95,207)

Net expenses	196,113

Net investment income	553,474

Realized and unrealized gain from:
Net realized gain from:
Investment securities	5,370,736

Futures contracts	14,375

5,385,111

Change in net unrealized appreciation of:
Investment securities	168,743

Futures contracts	10,627

179,370

Net realized and unrealized gain	5,564,481

Net increase in net assets resulting from operations	$6,117,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$553,474	$1,215,626

Net realized gain	5,385,111	10,927,207

Change in net unrealized appreciation (depreciation)	179,370	(12,112,953)

Net increase in net assets resulting from operations	6,117,955	29,880

Distributions to shareholders from net investment income:
Series I	—	(694,111)

Series II	—	(682,257)

Total distributions from net investment income	—	(1,376,368)

Share transactions–net:
Series I	(3,134,520)	(6,950,303)

Series II	(6,433,111)	(13,497,863)

Net increase (decrease) in net assets resulting from share transactions	(9,567,631)	(20,448,166)

Net increase (decrease) in net assets	(3,449,676)	(21,794,654)

Net assets:
Beginning of period	77,520,931	99,315,585

End of period (includes undistributed net investment income of $1,773,501 and $1,220,027, respectively)	$74,071,255	$77,520,931

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Equally-Weighted S&P 500 Fund, formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Equally-Weighted S&P 500 Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Equally-Weighted S&P 500 Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent each Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is such Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.12%

Over $2 billion	0.10%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.37% and Series II shares to 0.62% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $46,959 and reimbursed Fund expenses of $48,248.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing

Invesco V.I. Equally-Weighted S&P 500 Fund

participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $24,863 for accounting and fund administrative services and reimbursed $77,589 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$74,093,066	$—	$—	$74,093,066

Futures*	16,524	—	—	16,524

Total Investments	$74,109,590	$—	$—	$74,109,590

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Equity risk
Futures contracts(a)	$16,524	$—

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Invesco V.I. Equally-Weighted S&P 500 Fund

Effect of Derivative Instruments for the six months ended June 30, 2012

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Futures*

Realized Gain
Equity risk	$14,375

Change in Unrealized Appreciation
Equity risk	10,627

Total	$25,002

*	The average notional value of futures outstanding during the period was $675,880.

Open Futures Contracts
	Number of	Expiration	Notional	Unrealized
Long Contracts	Contracts	Month	Value	Appreciation

E-Mini S&P 500 Index	9	September-2012	$610,380	$16,524

NOTE 5—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the six months ended June 30, 2012.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	12/31/11	at Cost	from Sales	Appreciation	Gain (Loss)	06/30/12	Income

Invesco Ltd.	$156,802	$9,327	$(48,072)	$25,169	$(1,366)	$141,860	$1,992

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund did not have a capital loss carryforward as of December 31, 2011.

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $9,587,851 and $19,055,741, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$34,883,182

Aggregate unrealized (depreciation) of investment securities	(1,223,933)

Net unrealized appreciation of investment securities	$33,659,249

Cost of investments for tax purposes is $40,433,817.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	12,478	$244,615	15,291	$301,389

Series II	38,097	733,358	70,617	1,284,479

Issued as reinvestment of dividends:
Series I	—	—	42,093	694,111

Series II	—	—	41,882	682,257

Reacquired:
Series I	(171,151)	(3,379,135)	(418,313)	(7,945,803)

Series II	(365,973)	(7,166,469)	(820,784)	(15,464,599)

Net increase (decrease) in share activity	(486,549)	$(9,567,631)	(1,069,214)	$(20,448,166)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 96% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income to
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$18.33	$0.15	$1.30	$1.45	$—	$—	$—	$19.78	7.91%	$35,711	0.37	%(d)	0.61	%(d)	1.55	%(d)	12%
Year ended 12/31/11	18.78	0.29	(0.40)	(0.11)	(0.34)	—	(0.34)	18.33	(0.36)	35,998	0.37		0.51		1.50		21
Year ended 12/31/10	15.69	0.26	3.07	3.33	(0.24)	—	(0.24)	18.78	21.51	43,669	0.35		0.40		1.59		21
Year ended 12/31/09	11.61	0.22	4.75	4.97	(0.34)	(0.55)	(0.89)	15.69	45.08	43,553	0.37	(e)	0.37	(e)	1.72	(e)	13
Year ended 12/31/08	25.37	0.32	(8.73)	(8.41)	(0.45)	(4.90)	(5.35)	11.61	(40.02)	36,814	0.31	(e)	0.31	(e)	1.70	(e)	32
Year ended 12/31/07	27.75	0.41	0.20	0.61	(0.42)	(2.57)	(2.99)	25.37	1.47	77,688	0.28		0.28		1.48		17

Series II
Six months ended 06/30/12	18.09	0.13	1.28	1.41	—	—	—	19.50	7.79	38,361	0.62	(d)	0.86	(d)	1.30	(d)	12
Year ended 12/31/11	18.53	0.23	(0.38)	(0.15)	(0.29)	—	(0.29)	18.09	(0.66)	41,523	0.62		0.76		1.25		21
Year ended 12/31/10	15.49	0.22	3.03	3.25	(0.21)	—	(0.21)	18.53	21.19	55,646	0.60		0.65		1.34		21
Year ended 12/31/09	11.45	0.19	4.69	4.88	(0.29)	(0.55)	(0.84)	15.49	44.79	57,578	0.62	(e)	0.62	(e)	1.47	(e)	13
Year ended 12/31/08	25.08	0.27	(8.63)	(8.36)	(0.37)	(4.90)	(5.27)	11.45	(40.19)	46,447	0.56	(e)	0.56	(e)	1.45	(e)	32
Year ended 12/31/07	27.47	0.34	0.19	0.53	(0.35)	(2.57)	(2.92)	25.08	1.23	99,861	0.53		0.53		1.23		17

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $37,363 and $41,331 for Series I and Series II shares, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less than 0.005% for the years ended December 31, 2009 and 2008, respectively.

Invesco V.I. Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,3]	(06/30/12)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$1,079.10	$1.91	$1,023.02	$1.86	0.37%

Series II	1,000.00	1,077.90	3.20	1,021.78	3.12	0.62

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Effective July 1, 2012, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Series I and Series II shares to 2.00% and 2.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.61% and 0.86% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.15 and $4.44 for Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.07 and $4.32 for Series I and Series II shares, respectively.

Invesco V.I. Equally-Weighted S&P 500 Fund

Approval of Investment Advisory and Sub-Advisory Contracts
(Formerly Known as Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund)

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Equally-Weighted S&P 500 Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and

Invesco V.I. Equally-Weighted S&P 500 Fund

satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Multi-Cap Core Funds Index. The Board noted that performance of Series I shares of the Fund was in the second quintile of the performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one mutual fund with comparable investment strategies
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of fee and expense waivers. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Global Core Equity Fund
Effective April 30, 2012, Invesco Van Kampen V.I. Global Value Equity Fund was
renamed Invesco V.I. Global Core Equity Fund.
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIGCE-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	1.18%

Series II Shares	1.03

MSCI World Index▼ (Broad Market/Style-Specific Index)	5.91

Lipper VUF Global Core Funds Index▼ (Peer Group Index)	6.33

Source(s): ▼Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The Lipper VUF Global Core Funds Index is an unmanaged index considered representative of global core variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (1/2/97)		3.48%

10	Years	1.41

5	Years	-7.64

1	Year	-13.35

Series II Shares

10	Years	1.16%

5	Years	-7.87

1	Year	-13.60

Effective June 1, 2010, Class I shares of the predecessor fund, Universal Funds Global Value Equity Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series I shares of Invesco Van Kampen V.I. Global Value Equity Fund. Returns shown above for Series I shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Global Value Equity Fund (renamed Invesco V.I. Global Core Equity Fund on April 30, 2012). Share class returns will differ from the predecessor fund because of different expenses.
     Series II shares incepted on June 1, 2010. Series II share performance shown prior to that date is that of the predecessor fund's Class I shares restated to reflect the higher 12b-1 fees applicable to Series II shares. Class I share performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund's Class I shares is January 2, 1997.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.01% and 1.26%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Global Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. Global Core Equity Fund

Schedule of Investments

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.98%
Australia–3.45%
Australia & New Zealand Banking Group Ltd.	39,782	$903,360

Macquarie Group Ltd.	41,805	1,125,903

Telstra Corp. Ltd.	302,487	1,146,570

		3,175,833

Brazil–0.78%
Banco do Brasil S.A.	8,500	82,276

Banco Santander Brasil S.A.(a)	12,000	91,848

Companhia Paranaense de Energia-Copel–(Preference)	6,000	129,770

PDG Realty S.A. Empreendimentos e Participacoes	37,200	65,351

Petroleo Brasileiro S.A.–ADR	10,773	202,209

Vale S.A.–ADR	7,613	151,118

		722,572

Canada–2.15%
Nexen Inc.	53,189	900,676

Toronto-Dominion Bank (The)	13,810	1,080,818

		1,981,494

China–0.93%
China Agri-Industries Holdings Ltd.	104,000	57,236

China Communications Construction Co. Ltd.–Class H	152,000	134,657

China Construction Bank Corp.–Class H	253,000	174,436

China Minsheng Banking Corp., Ltd.–Class H	227,500	203,430

CNOOC Ltd.	102,000	205,762

KWG Property Holding Ltd.	130,500	82,846

		858,367

France–4.65%
BNP Paribas S.A.	27,289	1,052,710

Bouygues S.A.	41,073	1,106,053

Sanofi	15,459	1,171,439

Total S.A.	21,092	951,188

		4,281,390

Germany–1.71%
Deutsche Lufthansa AG	79,597	920,698

Salzgitter AG	15,864	651,676

		1,572,374

Hong Kong–1.24%
Cheung Kong (Holdings) Ltd.	67,000	827,059

China Mobile Ltd.	28,500	313,228

		1,140,287

India–0.12%
Tata Motors Ltd.–ADR	5,204	114,280

Indonesia–0.11%
PT Telekomunikasi Indonesia Persero Tbk	119,000	103,145

Ireland–0.16%
Dragon Oil PLC	17,122	145,202

Italy–1.09%
Eni S.p.A.	47,177	1,006,106

Japan–13.92%
Asahi Group Holdings, Ltd.	103,900	2,231,381

DeNA Co., Ltd.	62,700	1,664,267

Mitsubishi Corp.	52,200	1,054,040

Mitsubishi UFJ Financial Group, Inc.	259,300	1,240,878

Nippon Telegraph & Telephone Corp.	31,000	1,440,237

Nippon Yusen Kabushiki Kaisha	307,000	815,274

Nissan Motor Co., Ltd.	181,200	1,715,983

Seven & I Holdings Co., Ltd.	33,900	1,021,387

Sumitomo Chemical Co., Ltd.	229,000	704,206

Yamada Denki Co., Ltd.	18,480	943,166

		12,830,819

Mexico–0.22%
America Movil S.A.B. de C.V.–Series L	155,400	202,985

Norway–2.52%
Statoil ASA	38,627	922,216

Yara International ASA	32,075	1,402,493

		2,324,709

Poland–0.17%
KGHM Polska Miedz S.A.	3,578	156,197

Russia–0.50%
Gazprom OAO–ADR	11,800	111,700

JSFC Sistema–REGS–GDR(b)	6,960	130,256

Magnitogorsk Iron & Steel Works–REGS–GDR(b)(c)	16,765	62,324

Rosneft Oil Co.–REGS–GDR(b)	24,364	152,902

		457,182

South Africa–0.79%
Sasol Ltd.	3,990	168,024

Standard Bank Group Ltd.	14,235	193,312

Steinhoff International Holdings Ltd.(c)	68,786	208,332

Tiger Brands Ltd.	5,183	155,846

		725,514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

	Shares	Value

South Korea–1.57%
Dongbu Insurance Co., Ltd.	3,696	$136,411

Hyundai Mipo Dockyard Co., Ltd.	1,184	123,812

Hyundai Mobis	983	237,949

KT&G Corp.	2,555	181,130

POSCO	603	192,536

Samsung Electronics Co., Ltd.	300	318,053

Shinhan Financial Group Co., Ltd.	4,134	143,877

SK Telecom Co., Ltd.–ADR	9,226	111,635

		1,445,403

Spain–2.49%
Banco Santander S.A.	110,078	734,665

Iberdrola S.A.	150,431	711,769

Telefonica S.A.	64,007	843,846

		2,290,280

Switzerland–5.89%
ACE Ltd.	33,731	2,500,479

Holcim Ltd.(c)	15,838	876,947

Swisscom AG	2,731	1,097,226

Zurich Insurance Group AG(c)	4,232	954,269

		5,428,921

Taiwan–0.55%
AU Optronics Corp.–ADR	16,744	67,311

HTC Corp.	6,386	84,001

Powertech Technology Inc.	76,300	149,211

Unimicron Technology Corp.	97,000	111,023

Wistron Corp.	75,000	92,364

		503,910

Thailand–0.39%
Bangkok Bank PCL–NVDR	38,800	236,313

PTT PCL	12,000	123,450

		359,763

Turkey–0.10%
Asya Katilim Bankasi AS(c)	93,818	94,290

United Kingdom–11.81%
Barclays PLC	300,143	768,279

BHP Billiton PLC	49,397	1,410,557

Eurasian Natural Resources Corp.	17,215	112,342

GlaxoSmithKline PLC	43,172	978,930

Imperial Tobacco Group PLC	66,055	2,541,520

National Grid PLC	94,943	1,004,402

Rio Tinto PLC	36,317	1,734,419

Royal Dutch Shell PLC–Class A	69,303	2,334,483

		10,884,932

United States–39.67%
3M Co.	13,153	1,178,509

Apache Corp.	9,159	804,984

Archer-Daniels-Midland Co.	60,196	1,776,986

Bank of America Corp.	104,112	851,636

Bank of New York Mellon Corp. (The)	37,531	823,805

Best Buy Co., Inc.	39,389	825,593

Chevron Corp.	22,678	2,392,529

Cisco Systems, Inc.	101,295	1,739,235

Coach, Inc.	25,172	1,472,059

ConocoPhillips	25,023	1,398,285

Corning Inc.	130,762	1,690,753

Energen Corp.	21,829	985,143

Energizer Holdings, Inc.	12,900	970,725

GameStop Corp.–Class A(d)	46,485	853,465

General Dynamics Corp.	26,717	1,762,253

Gilead Sciences, Inc.(c)	25,279	1,296,307

Johnson & Johnson	26,919	1,818,648

JPMorgan Chase & Co.	32,392	1,157,366

Merck & Co., Inc.	46,776	1,952,898

Microsoft Corp.	37,175	1,137,183

Oracle Corp.	57,419	1,705,344

Phillips 66	13,196	438,635

PNC Financial Services Group, Inc.	16,843	1,029,276

Stryker Corp.	17,727	976,758

Valero Energy Corp.	48,265	1,165,600

WellPoint, Inc.	28,987	1,849,081

Western Digital Corp.(c)	69,933	2,131,558

WisdomTree India Earnings Fund–ETF(d)	21,500	370,445

		36,555,059

Total Common Stocks & Other Equity Interests (Cost $89,699,215)		89,361,014

Preferred Stocks–1.32%
Germany–1.32%
Porsche Automobil Holding SE(d) (Cost $1,292,360)	24,366	1,212,457

Money Market Funds–1.27%
Liquid Assets Portfolio–Institutional Class(e)	585,681	585,681

Premier Portfolio–Institutional Class(e)	585,680	585,680

Total Money Market Funds (Cost $1,171,361)		1,171,361

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.57% (Cost $92,162,936)		91,744,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.96%
Liquid Asset Portfollio–Institutional Class (Cost $1,809,213)(e)(f)	1,809,213	$1,809,213

TOTAL INVESTMENTS–101.53% (Cost $93,972,149)		93,554,045

OTHER ASSETS LESS LIABILITIES–(1.53%)		(1,410,905)

NET ASSETS–100.00%		$92,143,140

Investment Abbreviations:

ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
Pfd.	– Preferred
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preferred shares.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2012 was $345,482, which represented 0.37% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at June 30, 2012.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By country, based on Net Assets
as of June 30, 2012

United States	39.7%

Japan	13.9

United Kingdom	11.8

Switzerland	5.9

France	4.6

Australia	3.5

Germany	3.0

Norway	2.5

Spain	2.5

Canada	2.2

Countries each less than 2.0% of portfolio	8.7

Money Market Funds Plus Other Assets Less Liabilities	1.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $90,991,575)*	$90,573,471

Investments in affiliated money market funds, at value and cost	2,980,574

Total investments, at value (Cost $93,972,149)	93,554,045

Foreign currencies, at value (Cost $124,953)	124,089

Receivable for:
Investments sold	3,304

Fund shares sold	31,536

Dividends	345,248

Fund expenses absorbed	13,519

Investment for trustee deferred compensation and retirement plans	9,162

Total assets	94,080,903

Liabilities:
Payable for:
Fund shares reacquired	3,346

Collateral upon return of securities loaned	1,809,213

Accrued fees to affiliates	60,371

Accrued other operating expenses	51,004

Trustee deferred compensation and retirement plans	13,829

Total liabilities	1,937,763

Net assets applicable to shares outstanding	$92,143,140

Net assets consist of:
Shares of beneficial interest	$118,806,834

Undistributed net investment income	3,547,009

Undistributed net realized gain (loss)	(29,792,270)

Unrealized appreciation (depreciation)	(418,433)

$92,143,140

Net Assets:
Series I	$71,934,511

Series II	$20,208,629

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	10,460,380

Series II	2,946,156

Series I:
Net asset value per share	$6.88

Series II:
Net asset value per share	$6.86

*	At June 30, 2012, securities with an aggregate value of $1,820,268 were on loan to brokers.
Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $121,534)	$1,653,665

Dividends from affiliated money market funds (includes securities lending income of $45,851)	47,107

Total investment income	1,700,772

Expenses:
Advisory fees	333,182

Administrative services fees	122,490

Custodian fees	26,685

Distribution fees — Series II	27,108

Transfer agent fees	5,121

Trustees’ and officers’ fees and benefits	12,576

Other	38,405

Total expenses	565,567

Less: Fees waived	(72,174)

Net expenses	493,393

Net investment income	1,207,379

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (net of tax on sale of foreign investments of $2,985)	1,757,357

Foreign currencies	1,155

1,758,512

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of change in estimated tax on foreign investments held of $5,815)	(1,488,398)

Foreign currencies	(139)

(1,488,537)

Net realized and unrealized gain	269,975

Net increase in net assets resulting from operations	$1,477,354

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$1,207,379	$2,393,049

Net realized gain (loss)	1,758,512	(355,461)

Change in net unrealized appreciation (depreciation)	(1,488,537)	(21,936,920)

Net increase (decrease) in net assets resulting from operations	1,477,354	(19,899,332)

Distributions to shareholders from net investment income:
Series I	—	(1,439,970)

Series II	—	(353)

Total distributions from net investment income	—	(1,440,323)

Share transactions–net:
Series I	(7,361,029)	49,857,625

Series II	(1,840,453)	26,620,164

Net increase (decrease) in net assets resulting from share transactions	(9,201,482)	76,477,789

Net increase (decrease) in net assets	(7,724,128)	55,138,134

Net assets:
Beginning of period	99,867,268	44,729,134

End of period (includes undistributed net investment income of $3,547,009 and $2,339,630, respectively)	$92,143,140	$99,867,268

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Global Core Equity Fund, formerly Invesco Van Kampen V.I. Global Value Equity Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco V.I. Global Core Equity Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Global Core Equity Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.67%

Next $500 million	0.645%

Next $1 billion	0.62%

Next $1 billion	0.595%

Next $1 billion	0.57%

Over $4.5 billion	0.545%

Invesco V.I. Global Core Equity Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.94% and Series II shares to 1.19% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $72,174.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $24,864 for accounting and fund administrative services and reimbursed $97,626 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Global Core Equity Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2012, there were transfers from Level 1 to Level 2 of $24,837,626 and from Level 2 to Level 1 of $181,130, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$—	$3,175,833	$—	$3,175,833

Brazil	722,572	—	—	722,572

Canada	1,981,494	—	—	1,981,494

China	—	858,367	—	858,367

France	—	4,281,390	—	4,281,390

Germany	—	2,784,831	—	2,784,831

Hong Kong	—	1,140,287	—	1,140,287

India	114,280	—	—	114,280

Indonesia	—	103,145	—	103,145

Ireland	145,202	—	—	145,202

Italy	—	1,006,106	—	1,006,106

Japan	—	12,830,819	—	12,830,819

Mexico	202,985	—	—	202,985

Norway	—	2,324,709	—	2,324,709

Poland	—	156,197	—	156,197

Russia	—	457,182	—	457,182

South Africa	—	725,514	—	725,514

South Korea	292,765	1,152,638	—	1,445,403

Spain	—	2,290,280	—	2,290,280

Switzerland	2,500,479	2,928,442	—	5,428,921

Taiwan	67,311	436,599	—	503,910

Thailand	—	359,763	—	359,763

Turkey	—	94,290	—	94,290

United Kingdom	1,004,402	9,880,530	—	10,884,932

United States	39,535,633	—	—	39,535,633

	$46,567,123	$46,986,922	$—	$93,554,045

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco V.I. Global Core Equity Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2016	$13,246,047	$—	$13,246,047

December 31, 2017	17,917,975	—	17,917,975

Not subject to expiration	—	307,274	307,274

	$31,164,022	$307,274	$31,471,296

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 2, 2011, the date of reorganization of Invesco V.I. Global Dividend Growth Fund into the Fund and realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $9,727,708 and $17,437,250, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$9,528,772

Aggregate unrealized (depreciation) of investment securities	(10,026,363)

Net unrealized appreciation (depreciation) of investment securities	$(497,591)

Cost of investments for tax purposes is $94,051,636.

Invesco V.I. Global Core Equity Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	187,181	$1,337,887	882,041	$6,843,913

Series II	4,178	27,705	282,903	1,950,278

Issued as reinvestment of dividends:
Series I	—	—	180,447	1,439,970

Issued in connection with acquisitions:(b)
Series I	—	—	7,111,889	58,977,691

Series II	—	—	3,419,989	28,363,525

Reacquired:
Series I	(1,220,307)	(8,698,916)	(2,359,534)	(17,403,949)

Series II	(260,886)	(1,868,158)	(501,562)	(3,693,639)

Net increase (decrease) in share activity	(1,289,834)	$(9,201,482)	9,016,173	$76,477,789

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 2, 2011 the Fund acquired all the net assets of Invesco V.I. Global Dividend Growth Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 10,531,878 shares of the Fund for 8,939,065 shares outstanding of the Target Fund as of the close of business on April 29, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on April 29, 2011. The Target Fund’s net assets at that date of $87,341,216, including $17,111,954 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $48,932,340. The net assets immediately after the acquisition were $136,273,556.

The pro forma results of operations for the year ended December 31, 2011 assuming the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$2,803,054

Net realized/unrealized gains (losses)	(15,663,166)

Change in net assets resulting from operations	$(12,860,112)

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since May 2, 2011.

Invesco V.I. Global Core Equity Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		net assets		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		without fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$6.80	$0.09	$(0.01)	$0.08	$—	$—	$—	$6.88	1.18%	$71,935	0.94	%(d)	1.08	%(d)	2.48	%(d)	10%
Year ended 12/31/11	7.87	0.20	(1.02)	(0.82)	(0.25)	—	(0.25)	6.80	(10.89)	78,125	0.97		1.00		2.70		62
Year ended 12/31/10	7.24	0.15	0.62	0.77	(0.14)	—	(0.14)	7.87	10.95	44,717	1.12		1.15		2.04		130
Year ended 12/31/09	6.75	0.22	0.77	0.99	(0.50)	—	(0.50)	7.24	15.99	45,972	1.15	(e)	1.20	(e)	3.33	(e)(f)	79
Year ended 12/31/08	16.46	0.30	(5.71)	(5.41)	(0.35)	(3.95)	(4.30)	6.75	(40.15)	48,610	1.11	(e)	1.11	(e)	2.69	(e)	93
Year ended 12/31/07	16.99	0.25	0.94	1.19	(0.33)	(1.39)	(1.72)	16.46	6.64	107,470	1.00	(e)	1.00	(e)	1.47	(e)	36

Series II
Six months ended 06/30/12	6.79	0.08	(0.01)	0.07	—	—	—	6.86	1.03	20,209	1.19	(d)	1.33	(d)	2.23	(d)	10
Year ended 12/31/11	7.86	0.18	(1.02)	(0.84)	(0.23)	—	(0.23)	6.79	(11.12)	21,742	1.22		1.25		2.45		62
Year ended 12/31/10(g)	6.52	0.07	1.27	1.34	—	—	—	7.86	20.55	12	1.40	(h)	1.45	(h)	1.76	(h)	130

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excluded the value of securities purchased of $68,458,544 and sold of $8,561,566 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Dividend Growth Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $78,198 and $21,806 for Series I and Series II, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less that 0.005% for the years ended December 31, 2009, 2008 and 2007, respectively.
(f)	Ratio of net investment income to average net assets without fee waivers and/or expense absorbed was 3.28% for the year ended December 31, 2009.
(g)	Commencement date of June 1, 2010.
(h)	Annualized.

Invesco V.I. Global Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,3]	(06/30/12)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$1,011.80	$4.69	$1,020.20	$4.71	0.94%

Series II	1,000.00	1,010.30	5.94	1,018.96	5.96	1.19

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Effective July 1, 2012, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Series I and Series II shares to 2.25% and 2.50% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.08% and 1.33% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.40 and $6.65 for Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.42 and $6.67 for Series I and Series II shares, respectively.

Invesco V.I. Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts
(Formerly Known as Invesco Van Kampen V.I. Global Value Equity Fund)

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Global Core Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources

Invesco V.I. Global Core Equity Fund

and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Global Core Funds Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Board that performance has been affected by the high-quality, large-cap bias of the Fund, as well as stock selection, and Invesco Advisers is monitoring the Fund. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of fee and expense waivers. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
I-VIGHC-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	12.78%

Series II Shares	12.60

MSCI World Index▼ (Broad Market Index)	5.91

MSCI World Health Care Index▼ (Style-Specific Index)	8.79

Lipper VUF Health/Biotechnology Funds Category Average▼ (Peer Group)	16.82

Source(s): ▼Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries.
     The Lipper VUF Health/Biotechnology Funds Category Average represents an average of all of the variable insurance underlying funds in the Lipper Health/ Biotechnology Funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (5/21/97)	7.07%

10 Years	5.74

5 Years	3.48

1 Year	2.35

Series II Shares

10 Years	5.47%

5 Years	3.21

1 Year	2.08

Series II shares incepted on April 30, 2004. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.12% and 1.37%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Global Health Care Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. Global Health Care Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.23%
Biotechnology–18.46%
Actelion Ltd. (Switzerland)(b)	60,554	$2,485,635

Amarin Corp. PLC–ADR (Ireland)(b)	196,735	2,844,788

Biogen Idec Inc.(b)	23,529	3,397,117

BioMarin Pharmaceutical Inc.(b)	103,468	4,095,264

Celgene Corp.(b)	30,582	1,962,141

Dendreon Corp.(b)	88,784	657,002

Gilead Sciences, Inc.(b)	83,279	4,270,547

Incyte Corp.(b)	79,899	1,813,707

InterMune, Inc.(b)	44,642	533,472

Medivation Inc.(b)	21,278	1,944,809

Onyx Pharmaceuticals, Inc.(b)	36,039	2,394,792

United Therapeutics Corp.(b)	32,888	1,624,009

		28,023,283

Drug Retail–3.57%
CVS Caremark Corp.	84,304	3,939,526

Raia Drogasil S.A. (Brazil)	148,860	1,489,044

		5,428,570

Health Care Distributors–2.80%
McKesson Corp.	45,313	4,248,094

Health Care Equipment–11.42%
Baxter International Inc.	39,552	2,102,189

CareFusion Corp.(b)	56,767	1,457,777

Covidien PLC	72,843	3,897,100

DexCom Inc.(b)	70,253	910,479

Hologic, Inc.(b)	110,054	1,985,374

MAKO Surgical Corp.(b)	36,685	939,503

Olympus Corp. (Japan)(b)	98,500	1,597,447

Stryker Corp.	42,603	2,347,425

Wright Medical Group, Inc.(b)	98,120	2,094,862

		17,332,156

Health Care Facilities–2.80%
Assisted Living Concepts Inc.–Class A	62,920	894,722

Health Management Associates Inc.–Class A(b)	210,513	1,652,527

Universal Health Services, Inc.–Class B	39,598	1,709,050

		4,256,299

Health Care Services–5.86%
DaVita, Inc.(b)	43,984	4,319,669

Express Scripts Holding Co.(b)	40,201	2,244,422

Quest Diagnostics Inc.	38,879	2,328,852

		8,892,943

Health Care Technology–2.45%
Allscripts Healthcare Solutions, Inc.(b)	110,436	1,207,066

Cerner Corp.(b)	30,390	2,512,037

		3,719,103

Life Sciences Tools & Services–4.79%
Life Technologies Corp.(b)	82,929	3,730,976

Thermo Fisher Scientific, Inc.	68,119	3,536,057

		7,267,033

Managed Health Care–11.05%
Aetna Inc.	49,605	1,923,186

AMERIGROUP Corp.(b)	22,233	1,465,377

Amil Participacoes S.A. (Brazil)(c)	133,900	1,312,745

Aveta, Inc. (Acquired 12/21/05; Cost $1,655,802)(b)(c)	122,652	1,349,172

Health Net Inc.(b)	86,435	2,097,777

Humana Inc.	24,925	1,930,192

UnitedHealth Group Inc.	69,333	4,055,981

WellPoint, Inc.	41,341	2,637,142

		16,771,572

Pharmaceuticals–30.41%
Abbott Laboratories	66,902	4,313,172

Bayer AG (Germany)	54,593	3,933,829

EastPharma Ltd. REGS–GDR (Turkey)(b)(c)	22,985	13,791

Elan Corp. PLC–ADR (Ireland)(b)	132,537	1,933,715

Endo Health Solutions Inc.(b)	54,305	1,682,369

Hikma Pharmaceuticals PLC (United Kingdom)	119,052	1,216,569

Jazz Pharmaceuticals PLC (Ireland)(b)	29,797	1,341,163

MAP Pharmaceuticals Inc.(b)	54,176	811,556

Medicis Pharmaceutical Corp.–Class A	103,970	3,550,575

Nippon Shinyaku Co., Ltd. (Japan)	116,000	1,456,212

Novartis AG–ADR (Switzerland)	66,353	3,709,133

Pfizer Inc.	293,603	6,752,869

Pharmstandard–GDR (Russia)(b)(c)	23,450	334,163

Roche Holding AG (Switzerland)	35,416	6,110,232

Sanofi–ADR (France)	97,623	3,688,197

Shire PLC–ADR (Ireland)	22,669	1,958,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Health Care Fund

	Shares	Value

Pharmaceuticals–(continued)

Teva Pharmaceutical Industries Ltd.–ADR (Israel)	52,460	$2,069,022

Warner Chilcott PLC–Class A(b)	71,967	1,289,649

		46,164,591

Research & Consulting Services–0.62%
Qualicorp S.A. (Brazil)(b)(c)	109,000	943,321

Total Common Stocks & Other Equity Interests (Cost $121,670,208)		143,046,965

Money Market Funds–5.27%
Liquid Assets Portfolio–Institutional Class(d)	4,003,979	4,003,979

Premier Portfolio–Institutional Class(d)	4,003,979	4,003,979

Total Money Market Funds (Cost $8,007,958)		8,007,958

TOTAL INVESTMENTS–99.50% (Cost $129,678,166)		151,054,923

OTHER ASSETS LESS LIABILITIES–0.50%		758,800

NET ASSETS–100.00%		$151,813,723

Investment Abbreviations:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2012 was $3,953,192, which represented 2.60% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By country, based on Net Assets
as of June 30, 2012

United States	68.9%

Switzerland	8.1

Ireland	5.3

Germany	2.6

Brazil	2.5

France	2.4

Japan	2.0

Countries Each Less Than 2.0% of Portfolio	2.4

Money Market Funds Plus Other Assets Less Liabilities	5.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Health Care Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $121,670,208)	$143,046,965

Investments in affiliated money market funds, at value and cost	8,007,958

Total investments, at value (Cost $129,678,166)	151,054,923

Foreign currencies, at value (Cost $13,580)	13,495

Receivable for:
Fund shares sold	1,055,726

Dividends	167,460

Investment for trustee deferred compensation and retirement plans	21,360

Other assets	152

Total assets	152,313,116

Liabilities:
Payable for:
Investments purchased	117,610

Fund shares reacquired	90,322

Foreign currency contracts outstanding	92,945

Accrued fees to affiliates	114,705

Accrued other operating expenses	29,916

Trustee deferred compensation and retirement plans	53,895

Total liabilities	499,393

Net assets applicable to shares outstanding	$151,813,723

Net assets consist of:
Shares of beneficial interest	$138,116,362

Undistributed net investment income	256,946

Undistributed net realized gain (loss)	(7,840,514)

Unrealized appreciation	21,280,929

$151,813,723

Net Assets:
Series I	$120,806,194

Series II	$31,007,529

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	6,166,800

Series II	1,620,661

Series I:
Net asset value per share	$19.59

Series II:
Net asset value per share	$19.13

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $148,405)	$1,188,799

Dividends from affiliated money market funds	6,285

Total investment income	1,195,084

Expenses:
Advisory fees	565,199

Administrative services fees	210,786

Custodian fees	11,492

Distribution fees — Series II	37,332

Transfer agent fees	21,931

Trustees’ and officers’ fees and benefits	13,621

Other	34,112

Total expenses	894,473

Less: Fees waived	(6,779)

Net expenses	887,694

Net investment income	307,390

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $39,314)	6,965,060

Foreign currencies	1,222

Foreign currency contracts	503,736

7,470,018

Change in net unrealized appreciation (depreciation) of:
Investment securities	10,363,254

Foreign currencies	(7,554)

Foreign currency contracts	(429,365)

9,926,335

Net realized and unrealized gain	17,396,353

Net increase in net assets resulting from operations	$17,703,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Health Care Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income (loss)	$307,390	$(24,801)

Net realized gain	7,470,018	6,460,361

Change in net unrealized appreciation (depreciation)	9,926,335	(1,376,719)

Net increase in net assets resulting from operations	17,703,743	5,058,841

Share transactions–net:
Series I	(7,893,282)	(14,012,631)

Series II	79,421	373,177

Net increase (decrease) in net assets resulting from share transactions	(7,813,861)	(13,639,454)

Net increase (decrease) in net assets	9,889,882	(8,580,613)

Net assets:
Beginning of period	141,923,841	150,504,454

End of period (includes undistributed net investment income of $256,946 and $(50,444), respectively)	$151,813,723	$141,923,841

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Global Health Care Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Invesco V.I. Global Health Care Fund

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Invesco V.I. Global Health Care Fund

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks — The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the

Invesco V.I. Global Health Care Fund

numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $6,779.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $24,863 for accounting and fund administrative services and reimbursed $185,923 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$133,788,233	$17,266,690	$—	$151,054,923

Foreign Currency Contracts*	—	(92,945)	—	(92,945)

Total Investments	$133,788,233	$17,173,745	$—	$150,961,978

*	Unrealized appreciation (depreciation)

Invesco V.I. Global Health Care Fund

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign Currency Contracts(a)	$—	$(92,945)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended June 30, 2012

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency
Contracts*

Realized Gain
Currency risk	$503,736

Change in Unrealized Appreciation (Depreciation)
Currency risk	(429,365)

Total	$74,371

*	The average notional value of foreign currency contracts outstanding during the period was $5,427,978.

Open Foreign Currency Contracts
							Unrealized
		Contract to					Appreciation
Settlement Date	Counterparty	Deliver		Receive		Notional Value	(Depreciation)

07/05/2012	Citibank Capital	CHF	2,710,000	USD	2,795,896	$2,853,904	$(58,008)

07/05/2012	Citibank Capital	EUR	1,327,000	USD	1,643,284	1,678,221	(34,937)

Total open foreign currency contracts							$(92,945)

Currency Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
USD	– U.S. Dollar

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2012, the Fund engaged in securities sales of $138,646, which resulted in net realized gains of $39,314.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be

Invesco V.I. Global Health Care Fund

compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2017	$14,970,513	$—	$14,970,513

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $19,051,595 and $29,054,731, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$26,702,071

Aggregate unrealized (depreciation) of investment securities	(5,328,913)

Net unrealized appreciation of investment securities	$21,373,158

Cost of investments for tax purposes is $129,681,765.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended
	June 30, 2012(a)		Year ended December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	641,659	$12,193,185	1,299,440	$23,576,064

Series II	111,043	2,047,415	275,720	4,760,125

Reacquired:
Series I	(1,064,899)	(20,086,467)	(2,157,315)	(37,588,695)

Series II	(106,268)	(1,967,994)	(251,096)	(4,386,948)

Net increase (decrease) in share activity	(418,465)	$(7,813,861)	(833,251)	$(13,639,454)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Health Care Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$17.37	$0.04	$2.18	$2.22	$—	$—	$—	$19.59	12.78%	$120,806	1.13	%(d)	1.14	%(d)	0.46	%(d)	13%
Year ended 12/31/11	16.71	0.00	0.66	0.66	—	—	—	17.37	3.95	114,476	1.11		1.12		0.03		42
Year ended 12/31/10	15.87	(0.03)	0.87	0.84	—	—	—	16.71	5.29	124,441	1.11		1.12		(0.18)		16
Year ended 12/31/09	12.47	(0.01)	3.46	3.45	(0.05)	—	(0.05)	15.87	27.67	143,648	1.13		1.14		(0.05)		45
Year ended 12/31/08	24.06	0.07 (e)	(7.16)	(7.09)	—	(4.50)	(4.50)	12.47	(28.62)	128,563	1.12		1.13		0.34	(e)	67
Year ended 12/31/07	21.51	(0.01)	2.56	2.55	—	—	—	24.06	11.85	223,448	1.06		1.07		(0.06)		66

Series II
Six months ended 06/30/12	16.99	0.02	2.12	2.14	—	—	—	19.13	12.60	31,008	1.38	(d)	1.39	(d)	0.21	(d)	13
Year ended 12/31/11	16.38	(0.04)	0.65	0.61	—	—	—	16.99	3.72	27,448	1.36		1.37		(0.22)		42
Year ended 12/31/10	15.60	(0.07)	0.85	0.78	—	—	—	16.38	5.00	26,063	1.36		1.37		(0.43)		16
Year ended 12/31/09	12.26	(0.04)	3.40	3.36	(0.02)	—	(0.02)	15.60	27.39	26,722	1.38		1.39		(0.30)		45
Year ended 12/31/08	23.82	0.02 (e)	(7.08)	(7.06)	—	(4.50)	(4.50)	12.26	(28.78)	19,886	1.37		1.38		0.09	(e)	67
Year ended 12/31/07	21.36	(0.07)	2.53	2.46	—	—	—	23.82	11.52	20,817	1.31		1.32		(0.31)		66

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $121,518 and $30,030 for Series I and Series II shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $5.23 per share owned of All-scripts-Misys Healthcare Solutions, Inc. on October 13, 2008. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.02 and 0.08% and $(0.03) and (0.17)% for Series I and Series II shares, respectively.

Invesco V.I. Global Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Series I	$1,000.00	$1,127.80	$5.97	$1,019.32	$5.67	1.13%

Series II	1,000.00	1,126.00	7.31	1,018.05	6.94	1.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Global Health Care Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Global Health Care Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Health/Biotechnology Funds Index. The Board noted that performance of Series I shares of

Invesco V.I. Global Health Care Fund

the Fund was in the fifth quintile of the performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which included using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers advises or sub-advises one mutual fund and one off-shore fund with comparable investment strategies. The Fund’s effective fee rate was above the effective fee rate of the mutual fund and below the effective fee rate of the off-shore fund.
  Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, the expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIGRE-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	14.74%

Series II Shares	14.57

MSCI World Index▼ (Broad Market Index)	5.91

FTSE EPRA/NAREIT Developed Real Estate Index▪ (Style-Specific Index)	15.29

Lipper VUF Real Estate Funds Category Average▼ (Peer Group)	14.28

Source(s): ▼Lipper Inc.; ▪Invesco, Bloomberg L.P.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The FTSE EPRA/NAREIT Developed Real Estate Index is an unmanaged index considered representative of global real estate companies and REITs.
     The Lipper VUF Real Estate Funds Category Average represents an average of all of the variable insurance underlying funds in the Lipper Real Estate Funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (3/31/98)		8.19%

10	Years	9.61

5	Years	-2.62

1	Year	1.52

Series II Shares

10	Years	9.36%

5	Years	-2.85

1	Year	1.24

Series II shares incepted on April 30, 2004. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.14% and 1.39%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Global Real Estate Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Invesco V.I. Global Real Estate Fund

Schedule of Investments

June 30, 2012
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–97.62%
Australia–8.43%
CFS Retail Property Trust	1,527,292	$3,038,370

Dexus Property Group	2,089,599	1,999,301

Goodman Group	503,034	1,907,272

GPT Group	649,074	2,196,251

Stockland	786,711	2,491,662

Westfield Group	586,814	5,718,821

Westfield Retail Trust	1,094,566	3,209,640

		20,561,317

Austria–0.29%
Conwert Immobilien Invest S.E.(a)	65,203	714,479

Canada–3.96%
Boardwalk REIT	43,292	2,492,234

Canadian Apartment Properties REIT	73,100	1,707,414

Chartwell Seniors Housing REIT	234,100	2,230,400

Primaris Retail REIT	81,000	1,874,433

RioCan REIT	50,100	1,363,098

		9,667,579

China–1.52%
Agile Property Holdings Ltd.	930,000	1,208,095

Country Garden Holdings Co.(a)	2,050,288	810,916

Shimao Property Holdings Ltd.	1,086,000	1,681,738

		3,700,749

Finland–0.33%
Sponda Oyj	212,697	796,466

France–3.56%
Gecina S.A.	12,106	1,082,436

Klepierre	33,537	1,104,339

Mercialys	32,845	611,296

Societe Immobiliere de Location pour I’Industrie et le Commerce	6,414	610,270

Unibail-Rodamco S.E.	28,693	5,289,981

		8,698,322

Germany–1.18%
Deutsche Wohnen AG	75,225	1,266,791

GSW Immobilien AG	46,992	1,603,316

		2,870,107

Hong Kong–9.69%
China Resources Land Ltd.	438,000	904,508

Hang Lung Properties Ltd.	1,131,000	3,849,936

Henderson Land Development Co. Ltd.	307,000	1,705,616

Hongkong Land Holdings Ltd.	555,000	3,195,898

Hysan Development Co. Ltd.	221,000	840,590

Kerry Properties Ltd.	424,400	1,818,519

Link REIT (The)	284,000	1,161,108

Sino Land Co. Ltd.	1,633,600	2,479,733

Sun Hung Kai Properties Ltd.	386,000	4,580,365

Wharf Holdings Ltd. (The)	560,000	3,113,338

		23,649,611

Italy–0.08%
Beni Stabili S.p.A.	420,498	181,863

Japan–9.40%
Japan Real Estate Investment Corp.	202	1,857,011

Kenedix Realty Investment Corp.	329	1,064,627

Mitsubishi Estate Co. Ltd.	214,000	3,838,732

Mitsui Fudosan Co., Ltd.	335,000	6,498,184

Nippon Building Fund Inc.	157	1,520,138

Nomura Real Estate Office Fund, Inc.	23	129,855

Sumitomo Realty & Development Co., Ltd.	220,000	5,412,721

Tokyu Land Corp.	250,000	1,240,938

United Urban Investment Corp.	1,277	1,377,560

		22,939,766

Malta–0.00%
BGP Holdings PLC (Acquired 08/06/09; Cost $0)(a)(b)	3,053,090	0

Netherlands–0.61%
Corio N.V.	33,756	1,485,769

Norway–0.18%
Norwegian Property ASA	313,750	430,325

Singapore–4.52%
Ascendas REIT	503,000	858,768

CapitaCommercial Trust	1,746,000	1,755,464

Capitaland Ltd.	1,041,000	2,247,138

CapitaMalls Asia Ltd.	873,000	1,088,642

City Developments Ltd.	88,000	786,416

Global Logistic Properties Ltd.	1,242,000	2,068,995

Keppel Land Ltd.	428,000	1,100,018

Suntec REIT	1,061,000	1,134,606

		11,040,047

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

	Shares	Value

Sweden–1.02%
Castellum AB	115,564	$1,398,863

Fabege AB	53,118	416,646

Wihlborgs Fastigheter AB	50,811	683,500

		2,499,009

United Kingdom–4.88%
Big Yellow Group PLC	104,893	478,584

British Land Co. PLC	296,877	2,378,119

Derwent London PLC	35,691	1,036,962

Great Portland Estates PLC	236,666	1,464,820

Hammerson PLC	259,738	1,810,527

Land Securities Group PLC	247,199	2,866,750

Shaftesbury PLC	156,121	1,262,220

Unite Group PLC	204,528	618,201

		11,916,183

United States–47.97%
Acadia Realty Trust	64,256	1,489,454

Alexandria Real Estate Equities, Inc.	43,378	3,154,448

AvalonBay Communities, Inc.	60,021	8,491,771

Boston Properties, Inc.	53,620	5,810,799

Brandywine Realty Trust	139,900	1,726,366

Brookfield Office Properties, Inc.	106,753	1,868,518

DCT Industrial Trust Inc.	392,326	2,471,654

DDR Corp.	207,099	3,031,929

DiamondRock Hospitality Co.	130,446	1,330,549

Digital Realty Trust, Inc.	45,119	3,387,083

Duke Realty Corp.	243,635	3,566,816

Equity Residential	84,635	5,277,839

Essex Property Trust, Inc.	40,224	6,191,278

General Growth Properties, Inc.	228,736	4,137,834

HCP, Inc.	78,372	3,460,124

Health Care REIT, Inc.	32,289	1,882,449

Healthcare Realty Trust, Inc.	90,108	2,148,175

Host Hotels & Resorts Inc.	365,818	5,787,241

Hudson Pacific Properties Inc.	38,700	673,767

Kilroy Realty Corp.	77,317	3,742,916

Kimco Realty Corp.	147,800	2,812,634

Macerich Co. (The)	62,818	3,709,403

Pebblebrook Hotel Trust	65,083	1,517,085

Post Properties, Inc.	26,400	1,292,280

Prologis, Inc.	165,220	5,490,261

Regency Centers Corp.	49,230	2,341,871

Retail Opportunity Investments Corp.	96,727	1,166,528

Simon Property Group, Inc.	77,106	12,002,320

SL Green Realty Corp.	33,988	2,727,197

Sovran Self Storage, Inc.	37,426	1,874,668

Sunstone Hotel Investors, Inc.(a)	95,484	1,049,369

UDR, Inc.	175,555	4,536,341

Ventas, Inc.	109,148	6,889,422

		117,040,389

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $202,755,312)		238,191,981

Money Market Funds–2.07%
Liquid Assets Portfolio–Institutional Class(c)	2,527,132	2,527,132

Premier Portfolio–Institutional Class(c)	2,527,132	2,527,132

Total Money Market Funds (Cost $5,054,264)		5,054,264

TOTAL INVESTMENTS–99.69% (Cost $207,809,576)		243,246,245

OTHER ASSETS LESS LIABILITIES–0.31%		754,294

NET ASSETS–100.00%		$244,000,539

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2012 represented 0.00% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Portfolio Composition

By country, based on Net Assets
as of June 30, 2012

United States	48.0%

Hong Kong	9.7

Japan	9.4

Australia	8.4

United Kingdom	4.9

Singapore	4.5

Canada	3.9

France	3.6

Countries each less than 2.0% of portfolio	5.2

Money Market Funds Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $202,755,312)	$238,191,981

Investments in affiliated money market funds, at value and cost	5,054,264

Total investments, at value (Cost $207,809,576)	243,246,245

Foreign currencies, at value (Cost $175,437)	173,650

Receivable for:
Investments sold	291,460

Fund shares sold	350,583

Dividends	883,175

Investment for trustee deferred compensation and retirement plans	18,940

Total assets	244,964,053

Liabilities:
Payable for:
Investments purchased	403,751

Fund shares reacquired	290,042

Accrued fees to affiliates	191,884

Accrued other operating expenses	40,393

Trustee deferred compensation and retirement plans	37,444

Total liabilities	963,514

Net assets applicable to shares outstanding	$244,000,539

Net assets consist of:
Shares of beneficial interest	$246,500,094

Undistributed net investment income	2,126,797

Undistributed net realized gain (loss)	(40,068,422)

Unrealized appreciation	35,442,070

$244,000,539

Net Assets:
Series I	$155,485,761

Series II	$88,514,778

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	11,165,208

Series II	6,507,722

Series I:
Net asset value per share	$13.93

Series II:
Net asset value per share	$13.60

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $275,829)	$4,735,694

Dividends from affiliated money market funds	3,182

Total investment income	4,738,876

Expenses:
Advisory fees	835,028

Administrative services fees	302,532

Custodian fees	64,328

Distribution fees — Series II	95,552

Transfer agent fees	16,113

Trustees’ and officers’ fees and benefits	14,756

Other	34,658

Total expenses	1,362,967

Less: Fees waived	(2,861)

Net expenses	1,360,106

Net investment income	3,378,770

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	5,070,329

Foreign currencies	(17,760)

5,052,569

Change in net unrealized appreciation of:
Investment securities	21,099,038

Foreign currencies	5,878

21,104,916

Net realized and unrealized gain	26,157,485

Net increase in net assets resulting from operations	$29,536,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$3,378,770	$3,235,829

Net realized gain	5,052,569	969,937

Change in net unrealized appreciation (depreciation)	21,104,916	(19,892,528)

Net increase (decrease) in net assets resulting from operations	29,536,255	(15,686,762)

Distributions to shareholders from net investment income:
Series I	—	(5,627,461)

Series II	—	(2,275,433)

Total distributions from net investment income	—	(7,902,894)

Share transactions–net:
Series I	1,488,064	19,582,854

Series II	16,373,596	35,133,330

Net increase in net assets resulting from share transactions	17,861,660	54,716,184

Net increase in net assets	47,397,915	31,126,528

Net assets:
Beginning of period	196,602,624	165,476,096

End of period (includes undistributed net investment income of $2,126,797 and $(1,251,973), respectively)	$244,000,539	$196,602,624

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Global Real Estate Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is total return through growth of capital and current income.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Global Real Estate Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

Invesco V.I. Global Real Estate Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

Invesco V.I. Global Real Estate Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $2,861.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $30,580 for accounting and fund administrative services and reimbursed $271,952 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Global Real Estate Fund

  During the six months ended June 30, 2012, there were transfers from Level 1 to Level 2 of $51,575,119, and from Level 2 to Level 1 of $1,785,178 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$—	$20,561,317	$—	$20,561,317

Austria	714,479	—	—	714,479

Canada	9,667,579	—	—	9,667,579

China	—	3,700,749	—	3,700,749

Finland	—	796,466	—	796,466

France	—	8,698,322	—	8,698,322

Germany	1,603,316	1,266,791	—	2,870,107

Hong Kong	—	23,649,611	—	23,649,611

Italy	181,863	—	—	181,863

Japan	—	22,939,766	—	22,939,766

Malta	—	—	0	0

Netherlands	—	1,485,769	—	1,485,769

Norway	—	430,325	—	430,325

Singapore	—	11,040,047	—	11,040,047

Sweden	—	2,499,009	—	2,499,009

United Kingdom	618,201	11,297,982	—	11,916,183

United States	122,094,653	—	—	122,094,653

Total Investments	$134,880,091	$108,366,154	$0	$243,246,245

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. Global Real Estate Fund

  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2016	$14,993,927	$—	$14,993,927

December 31, 2017	22,621,345	—	22,621,345

Not subject to expiration	392,449	—	392,449

	$38,007,721	$—	$38,007,721

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $89,073,514 and $69,849,692, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$27,789,218

Aggregate unrealized (depreciation) of investment securities	(2,035,740)

Net unrealized appreciation of investment securities	$25,753,478

Cost of investments for tax purposes is $217,492,767.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	1,442,857	$19,227,030	4,052,616	$55,794,931

Series II	1,515,080	19,738,493	3,043,981	39,999,065

Issued as reinvestment of dividends:
Series I	—	—	496,249	5,627,461

Series II	—	—	204,994	2,275,433

Reacquired:
Series I	(1,337,291)	(17,738,966)	(3,169,118)	(41,839,538)

Series II	(259,541)	(3,364,897)	(551,566)	(7,141,168)

Net increase in share activity	1,361,105	$17,861,660	4,077,156	$54,716,184

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Real Estate Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		Expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		Investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	Investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$12.14	$0.21	$1.58	$1.79	$—	$—	$—	$13.93	14.74%	$155,486	1.14	%(d)	1.14	%(d)	3.12	%(d)	32%
Year ended 12/31/11	13.58	0.24	(1.16)	(0.92)	(0.52)	—	(0.52)	12.14	(6.51)	134,254	1.14		1.14		1.77		47
Year ended 12/31/10	12.14	0.35	1.74	2.09	(0.65)	—	(0.65)	13.58	17.51	131,462	1.20		1.20		2.82		87
Year ended 12/31/09	9.23	0.26	2.65	2.91	—	—	—	12.14	31.53	128,224	1.26		1.26		2.59		72
Year ended 12/31/08	21.88	0.44	(10.35)	(9.91)	(1.08)	(1.66)	(2.74)	9.23	(44.65)	82,582	1.17		1.17		2.51		62
Year ended 12/31/07	28.74	0.38	(1.52)	(1.14)	(1.69)	(4.03)	(5.72)	21.88	(5.54)	143,773	1.13		1.22		1.31		57

Series II
Six months ended 06/30/12	11.87	0.19	1.54	1.73	—	—	—	13.60	14.57	88,515	1.39	(d)	1.39	(d)	2.87	(d)	32
Year ended 12/31/11	13.31	0.20	(1.13)	(0.93)	(0.51)	—	(0.51)	11.87	(6.73)	62,349	1.39		1.39		1.52		47
Year ended 12/31/10	11.93	0.32	1.70	2.02	(0.64)	—	(0.64)	13.31	17.24	34,014	1.45		1.45		2.57		87
Year ended 12/31/09	9.10	0.24	2.59	2.83	—	—	—	11.93	31.10	11,786	1.45		1.51		2.40		72
Year ended 12/31/08	21.66	0.36	(10.19)	(9.83)	(1.07)	(1.66)	(2.73)	9.10	(44.72)	4,203	1.42		1.42		2.26		62
Year ended 12/31/07	28.57	0.29	(1.49)	(1.20)	(1.68)	(4.03)	(5.71)	21.66	(5.76)	2,646	1.38		1.47		1.06		57

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $147,036 and $76,862 for Series I and Series II shares, respectively.

Invesco V.I. Global Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Series I	$1,000.00	$1,147.40	$6.09	$1,019.19	$5.72	1.14%

Series II	1,000.00	1,145.70	7.42	1,017.95	6.97	1.39

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Global Real Estate Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages certain assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Real Estate Funds Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers presented an analysis to the Board that included an explanation of reasons for differences in performance relative to that of the universe and index, including differences between the Fund’s

Invesco V.I. Global Real Estate Fund

investment strategies and those of peers. The Board discussed actions that Invesco Advisers had taken or was taking to address performance issues and Invesco Adviser’s resources and responsiveness to performance concerns. These explanations provided a sound basis for understanding comparative performance and monitoring and addressing it going forward, and were part of the Board’s overall conclusion about the nature, extent and quality of the services provided by Invesco Advisers. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was above the effective fee rate of one mutual fund advised by Invesco and below the total account fee of a mutual fund sub-advised by Invesco Advisers. The Board also noted that Invesco Advisers advises or sub-advises three off-shore funds with comparable investment strategies, two of which had higher effective fee rates than the Fund and one of which had a lower effective fee rate.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIGOV-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	1.84%

Series II Shares	1.69

Barclays U.S. Aggregate Index▼(Broad Market Index)	2.37

Barclays U.S. Government Bond Index▼(Style-Specific Index)	1.48

Lipper VUF General U.S. Government Funds Index▼(Peer Group Index)	2.57

Source(s): ▼Lipper Inc.
The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The Barclays U.S. Government Bond Index is an unmanaged index considered representative of fixed income obligations issued by the US Treasury, government agencies and quasi-federal corporations.
     The Lipper VUF General U.S. Government Funds Index is an unmanaged index considered representative of general US government variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.70% and 0.95%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.75% and 1.00%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Government Securities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2013. See current prospectus for more information.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (5/5/93)		5.17%

10	Years	4.80

5	Years	6.45

1	Year	7.80

Series II Shares

Inception (9/19/01)		4.54%

10	Years	4.53

5	Years	6.16

1	Year	7.51

Invesco V.I. Government Securities Fund

Schedule of Investments

June 30, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–68.28%
Collateralized Mortgage Obligations–38.52%
Fannie Mae REMICs, 4.00%, 07/25/18 to 07/25/40	$17,070,931	$18,099,393

4.50%, 07/25/19 to 07/25/27	8,955,023	9,255,999

5.00%, 08/25/19 to 09/25/37	24,651,527	25,841,136

4.25%, 12/25/19 to 02/25/37	13,138,997	13,931,597

3.00%, 07/25/22 to 09/25/36	16,736,798	17,341,884

2.50%, 03/25/26	5,143,722	5,360,611

7.00%, 09/18/27	909,447	1,068,500

6.50%, 01/25/30 to 03/25/32	3,068,996	3,511,365

3.50%, 12/25/31	2,478,324	2,527,751

4.75%, 07/25/33	4,538,989	4,674,549

5.75%, 10/25/35	1,096,619	1,233,855

0.55%, 05/25/36(a)	11,816,215	11,838,821

0.75%, 03/25/37 to 05/25/41(a)	17,149,736	17,201,717

1.02%, 06/25/37(a)	10,182,773	10,315,125

6.58%, 06/25/39(a)	9,449,503	11,144,415

0.80%, 02/25/41(a)	9,482,138	9,533,629

0.77%, 11/25/41(a)	3,521,073	3,535,145

0.65%, 06/25/38	11,966,815	11,991,455

Fannie Mae Whole Loans, 5.50%, 07/25/34	556,784	561,805

Federal Home Loan Bank, 5.27%, 12/28/12	8,491,592	8,648,673

5.07%, 10/20/15	1,748,575	1,890,090

5.46%, 11/27/15	25,148,564	27,371,001

5.77%, 03/23/18	4,183,041	4,617,381

Freddie Mac REMICs, 0.85%, 03/15/13	1,728,369	1,728,708

3.50%, 10/15/16 to 12/15/27	2,261,738	2,312,691

4.38%, 05/15/17	219,515	220,701

4.16%, 07/15/17	335,048	337,554

3.77%, 09/15/17	421,970	426,678

3.84%, 09/15/17	662,248	670,542

4.00%, 12/15/17 to 03/15/38	16,221,132	16,783,640

5.00%, 02/15/18 to 09/15/32	12,531,695	13,219,842

4.50%, 07/15/18 to 10/15/36	10,574,246	10,871,705

3.00%, 10/15/18 to 04/15/26	14,678,391	15,270,472

3.75%, 10/15/18	4,779,164	4,921,840

4.25%, 01/15/19	1,026,280	1,052,661

4.75%, 05/15/23	378,144	379,364

0.64%, 04/15/28 to 06/15/37(a)	19,477,380	19,530,316

5.50%, 09/15/30 to 02/15/33	79,497	80,052

5.25%, 08/15/32	5,938,187	6,088,979

0.74%, 12/15/35 to 03/15/40(a)	12,115,210	12,192,426

0.54%, 03/15/36(a)	11,236,082	11,271,665

5.75%, 05/15/36	908,908	950,573

0.59%, 11/15/36(a)	12,148,465	12,185,924

1.10%, 11/15/39(a)	4,690,581	4,739,342

0.69%, 11/15/41(a)	13,999,333	14,057,829

Ginnie Mae REMICs, 6.00%, 01/16/25	2,441,058	2,754,449

5.00%, 09/16/27 to 08/16/35	3,536,934	3,889,572

4.50%, 01/16/31 to 11/20/34	47,842,540	50,033,468

4.75%, 09/20/32	1,720,626	1,811,325

4.00%, 04/16/33 to 02/20/38	22,597,741	23,548,087

5.76%, 08/20/34(a)	3,592,923	4,139,467

5.84%, 01/20/39(a)	10,615,377	12,209,499

1.04%, 09/16/39(a)	5,096,693	5,195,090

4.51%, 07/20/41(a)	2,978,866	3,285,858

		477,656,216

Federal Home Loan Mortgage Corp. (FHLMC)–15.38%
Pass Through Ctfs., 6.50%, 10/01/12 to 12/01/35	10,811,836	12,222,406

6.00%, 09/01/13 to 07/01/38	5,757,292	6,322,110

7.00%, 07/01/14 to 12/01/37	11,042,545	12,872,435

8.00%, 07/01/15 to 09/01/36	10,811,727	13,182,762

5.00%, 07/01/18 to 01/01/40	5,972,557	6,496,974

10.50%, 08/01/19	2,547	2,847

4.50%, 09/01/20 to 08/01/41	26,689,050	29,064,367

8.50%, 09/01/20 to 08/01/31	863,783	1,043,160

10.00%, 03/01/21	51,789	61,313

9.00%, 06/01/21 to 06/01/22	367,844	424,099

7.50%, 09/01/22 to 08/01/36	4,133,990	5,000,841

5.50%, 12/01/22 to 11/01/39	3,053,222	3,334,700

3.50%, 08/01/26	2,683,198	2,869,143

7.05%, 05/20/27	262,338	301,665

6.03%, 10/20/30	1,861,424	2,154,340

Pass Through Ctfs., ARM, 2.67%, 09/01/35(a)	15,623,837	16,753,700

2.82%, 07/01/36(a)	11,694,194	12,546,381

2.33%, 10/01/36(a)	5,654,353	6,041,610

2.66%, 10/01/36(a)	554,691	595,892

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal
	Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Pass Through Ctfs., ARM, (continued)
5.51%, 11/01/37(a)	$4,340,511	$4,706,008

5.43%, 01/01/38(a)	309,569	332,848

Pass Through Ctfs., TBA, 3.50%, 08/01/42(b)	16,000,000	16,742,501

4.00%, 08/01/42(b)	35,500,000	37,613,361

		190,685,463

Federal National Mortgage Association (FNMA)–11.08%
Pass Through Ctfs., 7.50%, 09/01/12 to 08/01/37	13,150,035	15,896,321

6.50%, 05/01/13 to 04/01/38	12,766,535	14,221,561

10.00%, 09/01/13	3,481	3,531

6.00%, 01/01/14 to 10/01/38	11,371,712	12,594,705

7.00%, 01/15/14 to 06/01/36	15,582,010	17,645,726

8.00%, 02/01/14 to 11/01/37	10,578,288	12,760,685

8.50%, 09/01/15 to 08/01/37	4,302,881	5,205,517

5.00%, 11/01/17 to 03/01/40	3,720,633	4,035,623

4.50%, 04/01/19 to 08/01/41	25,004,453	27,402,991

5.50%, 03/01/21 to 05/01/35	6,500,211	7,169,963

6.75%, 07/01/24	948,725	1,081,516

6.95%, 10/01/25	26,774	30,823

Pass Through Ctfs., ARM, 2.33%, 05/01/35(a)	1,058,148	1,123,018

2.49%, 10/01/34(a)	5,156,254	5,516,691

3.21%, 03/01/38(a)	206,409	220,221

Pass Through Ctfs., Balloon, 3.84%, 04/01/18	6,586,086	7,244,669

Pass Through Ctfs., TBA, 3.00%, 08/01/42	2,500,000	2,557,813

4.00%, 08/01/42	2,500,000	2,656,641

		137,368,015

Government National Mortgage Association (GNMA)–3.30%
Pass Through Ctfs., 6.50%, 11/20/12 to 01/15/37	10,790,490	12,436,997

6.75%, 08/15/13	2,356	2,430

7.50%, 10/15/14 to 10/15/35	5,627,340	6,584,088

11.00%, 10/15/15	1,391	1,401

9.00%, 10/20/16 to 12/20/16	72,473	73,717

7.00%, 04/15/17 to 01/15/37	3,732,630	4,386,771

8.00%, 05/15/17 to 01/15/37	3,234,930	3,877,369

10.50%, 09/15/17 to 11/15/19	2,956	2,978

8.50%, 12/15/17 to 01/15/37	630,095	719,386

10.00%, 06/15/19	24,496	26,886

6.00%, 09/15/20 to 08/15/33	1,662,437	1,875,438

5.00%, 02/15/25	661,011	736,069

6.95%, 08/20/25 to 08/20/27	585,867	685,217

6.38%, 10/20/27 to 04/20/28	600,739	677,499

6.10%, 12/20/33	7,595,092	8,796,430

		40,882,676

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $824,717,412)		846,592,370

U.S. Government Sponsored Agency Securities–18.58%
Federal Agricultural Mortgage Corp.–2.90%
Sec. Gtd. Notes, 5.13%, 04/19/17(c)	14,000,000	16,598,521

Sr. Unsec. Notes, 2.00%, 07/27/16	4,000,000	4,177,012

Unsec. Medium-Term Notes, 1.25%, 12/06/13	8,000,000	8,104,838

0.85%, 08/11/14	7,000,000	7,042,512

		35,922,883

Federal Deposit Insurance Co. (FDIC)–0.08%
Series 2010-S1, Class 1A, Gtd. Floating Rate Notes, 0.80%, 02/25/48 (Acquired 03/05/10; Cost $990,507)(a)(c)	958,446	959,874

Federal Farm Credit Bank (FFCB)–4.83%
Bonds, 1.13%, 02/27/14	13,000,000	13,167,433

3.00%, 09/22/14	5,000,000	5,287,682

1.63%, 11/19/14	4,800,000	4,935,933

1.50%, 11/16/15	11,000,000	11,328,304

1.05%, 03/28/16	7,000,000	7,090,943

5.43%, 06/07/24	2,885,000	3,757,244

Global Bonds, 1.38%, 06/25/13	10,000,000	10,112,081

Medium-Term Notes, 5.75%, 12/07/28	3,100,000	4,185,172

		59,864,792

Federal Home Loan Bank (FHLB)–4.90%
Unsec. Bonds, 2.50%, 06/13/14	13,000,000	13,526,983

3.13%, 03/11/16	20,000,000	21,781,027

1.50%, 10/12/17	4,800,000	4,896,509

4.50%, 09/13/19	5,000,000	6,018,140

3.38%, 06/12/20	6,220,000	6,964,236

Series 1, Unsec. Global Bonds, 1.00%, 06/21/17	7,500,000	7,535,547

		60,722,442

Federal Home Loan Mortgage Corp. (FHLMC)–2.20%
Global Notes, 0.50%, 04/17/15	5,000,000	5,005,283

1.00%, 03/08/17	6,500,000	6,535,700

Unsec. Global Notes, 1.00%, 06/29/17	6,800,000	6,819,077

Series 1, Unsec. Global Notes, 1.00%, 07/28/17	8,950,000	8,966,378

		27,326,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)–1.38%
Unsec. Global Notes, 0.50%, 05/27/15	$5,850,000	$5,852,992

2.25%, 03/15/16	5,000,000	5,282,059

2.38%, 04/11/16	2,300,000	2,446,413

1.13%, 04/27/17	3,500,000	3,536,318

		17,117,782

Financing Corp. (FICO)–0.32%
Sec. Bonds, Sec. Bonds, 9.80%, 04/06/18	700,000	1,028,576

Series E, Sec. Bonds, 9.65%, 11/02/18	1,985,000	2,944,596

		3,973,172

Tennessee Valley Authority (TVA)–1.97%
Global Bonds, 4.88%, 12/15/16	13,553,000	15,891,699

Global Notes, 5.50%, 07/18/17	7,042,000	8,582,811

		24,474,510

Total U.S. Government Sponsored Agency Securities (Cost $225,805,892)		230,361,893

U.S. Treasury Securities–11.89%
U.S. Treasury Bonds–2.68%
8.75%, 05/15/20	3,500,000	5,476,406

7.88%, 02/15/21	1,100,000	1,682,656

7.50%, 11/15/24	4,370,000	7,062,330

7.63%, 02/15/25	550,000	900,281

5.38%, 02/15/31	3,800,000	5,537,906

4.25%, 05/15/39(d)	3,685,000	4,812,380

4.38%, 11/15/39	3,000,000	3,995,625

4.63%, 02/15/40	1,700,000	2,351,844

4.75%, 02/15/41	1,000,000	1,412,656

		33,232,084

U.S. Treasury Notes–8.76%
0.38%, 11/15/14	5,500,000	5,502,578

1.25%, 08/31/15	3,000,000	3,075,000

2.00%, 01/31/16	1,200,000	1,262,813

1.00%, 10/31/16	3,500,000	3,553,594

0.88%, 12/31/16	10,000,000	10,089,063

1.00%, 03/31/17	7,000,000	7,097,344

0.63%, 05/31/17	8,000,000	7,963,750

2.75%, 05/31/17(d)	10,000,000	10,970,312

2.38%, 07/31/17(d)	10,000,000	10,798,437

1.38%, 12/31/18	3,000,000	3,067,500

1.25%, 01/31/19	2,000,000	2,027,500

2.13%, 08/15/21	2,700,000	2,837,531

2.00%, 11/15/21	13,000,000	13,479,375

2.00%, 02/15/22	7,000,000	7,235,156

1.75%, 05/15/22	19,500,000	19,664,531

		108,624,484

U.S. Treasury Inflation–Indexed Bonds–0.45%
0.75%, 02/15/42	5,293,860(e )	5,556,072

Total U.S. Treasury Securities (Cost $138,138,148)		147,412,640

Foreign Bonds–2.59%
Collaterized Mortgage Obligations–2.20%
La Hipotecaria S.A. de C.V. (Panama), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.25%, 09/08/39 (Acquired 11/05/10; Cost $27,127,467)(a)(c)	26,257,683	27,283,374

Sovereign Debt–0.39%
Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Bonds, 5.13%, 11/01/24	3,800,000	4,834,486

Total Foreign Bonds (Cost $30,925,519)		32,117,860

Corporate Bonds & Notes–1.74%
Diversified Banks–0.53%
Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	1,700,000	1,715,182

Citibank N.A., Sr. Unsec. Gtd. Notes, 1.75%, 12/28/12	2,500,000	2,517,831

U.S. Central Federal Credit Union, Unsec. Gtd. Notes, 1.90%, 10/19/12	2,260,000	2,271,629

		6,504,642

Industrial Conglomerates–0.23%
General Electric Capital Corp., Series G, Sr. Unsec. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	2,800,000	2,832,409

Private Export Funding Corp.–0.98%
Sec. Gtd. Notes, 2.13%, 07/15/16	5,000,000	5,258,666

1.38%, 02/15/17	5,000,000	5,088,251

4.30%, 12/15/21	1,540,000	1,831,914

		12,178,831

Total Corporate Bonds & Notes (Cost $20,800,375)		21,515,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal
	Amount	Value

	Shares	Value

Money Market Funds–1.70%
Government & Agency Portfolio–Institutional Class (Cost $21,077,692)(f)	21,077,692	$21,077,692

TOTAL INVESTMENTS–104.78% (Cost $1,261,465,038)		1,299,078,337

OTHER ASSETS LESS LIABILITIES–(4.78)%		(59,220,171)

NET ASSETS–100.00%		$1,239,858,166

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
Gtd.	– Guaranteed
REMIC	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
TBA	– To Be Announced
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2012.
(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2012 was $44,841,769, which represented 3.62% of the Fund’s Net Assets.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(e)	Principal amount of security and interest payments are adjusted for inflation.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Total Investments
as of June 30, 2012

U.S. Government Sponsored Mortgage-Backed Securities	65.2%

U.S. Government Sponsored Agency Securities	17.7

U.S. Treasury Securities	11.3

Foreign Bonds	2.5

U.S. Dollar Denominated Bonds & Notes	1.7

Money Market Funds	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $1,240,387,346)	$1,278,000,645

Investments in affiliated money market funds, at value and cost	21,077,692

Total investments, at value (Cost $1,261,465,038)	1,299,078,337

Cash	69,336

Receivable for:
Investments sold	65,032,132

Fund shares sold	626,165

Dividends and interest	4,352,586

Principal paydowns	223,488

Investment for trustee deferred compensation and retirement plans	68,794

Other assets	22,914

Total assets	1,369,473,752

Liabilities:
Payable for:
Investments purchased	124,616,289

Fund shares reacquired	1,906,495

Variation margin	1,870,485

Accrued fees to affiliates	911,821

Accrued other operating expenses	100,271

Trustee deferred compensation and retirement plans	210,225

Total liabilities	129,615,586

Net assets applicable to shares outstanding	$1,239,858,166

Net assets consist of:
Shares of beneficial interest	$1,151,386,650

Undistributed net investment income	45,515,777

Undistributed net realized gain	2,911,081

Unrealized appreciation	40,044,658

$1,239,858,166

Net Assets:
Series I	$950,607,802

Series II	$289,250,364

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	74,721,582

Series II	22,950,309

Series I:
Net asset value per share	$12.72

Series II:
Net asset value per share	$12.60

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Interest	$14,182,975

Dividends from affiliated money market funds	1,945

Total investment income	14,184,920

Expenses:
Advisory fees	2,830,094

Administrative services fees	1,645,995

Custodian fees	29,560

Distribution fees — Series II	345,977

Transfer agent fees	17,784

Trustees’ and officers’ fees and benefits	34,673

Other	126,624

Total expenses	5,030,707

Less: Fees waived	(996,415)

Net expenses	4,034,292

Net investment income	10,150,628

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	8,973,737

Futures contracts	4,121,947

13,095,684

Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,721,233)

Futures contracts	1,090,200

(1,631,033)

Net realized and unrealized gain	11,464,651

Net increase in net assets resulting from operations	$21,615,279

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$10,150,628	$24,664,503

Net realized gain	13,095,684	50,868,064

Change in net unrealized appreciation (depreciation)	(1,631,033)	23,149,702

Net increase in net assets resulting from operations	21,615,279	98,682,269

Distributions to shareholders from net investment income:
Series I	—	(36,635,024)

Series II	—	(1,001,427)

Total distributions from net investment income	—	(37,636,451)

Share transactions–net:
Series I	(36,521,795)	(145,217,239)

Series II	(10,581,891)	253,038,769

Net increase (decrease) in net assets resulting from share transactions	(47,103,686)	107,821,530

Net increase (decrease) in net assets	(25,488,407)	168,867,348

Net assets:
Beginning of period	1,265,346,573	1,096,479,225

End of period (includes undistributed net investment income of $45,515,777 and $35,365,149, respectively)	$1,239,858,166	$1,265,346,573

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Government Securities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an

Invesco V.I. Government Securities Fund

independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Government Securities Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.
Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.50%

Over $250 million	0.45%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense

Invesco V.I. Government Securities Fund

reimbursements (excluding certain items discussed below) of Series I to 0.60% and Series II to 0.85% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the adviser will retain its ability to be reimbursed for such fee waiver or reimbursement prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $996,415.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $146,445 for accounting and fund administrative services and reimbursed $1,499,550 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$21,077,692	$—	$—	$21,077,692

U.S. Treasury Securities	—	147,412,640	—	147,412,640

U.S. Government Sponsored Securities	—	1,076,954,263	—	1,076,954,263

Corporate Debt Securities	—	21,515,882	—	21,515,882

Foreign Debt Securities		27,283,374		27,283,374

Foreign Sovereign Debt Securities	—	4,834,486	—	4,834,486

	$21,077,692	$1,278,000,645	$—	$1,299,078,337

Futures*	2,431,359	—	—	2,431,359

Total Investments	$23,509,051	$1,278,000,645	$—	$1,301,509,696

*	Unrealized appreciation.

Invesco V.I. Government Securities Fund

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$2,958,330	$(526,971)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments for the six months ended June 30, 2012

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Futures*

Realized Gain
Interest rate risk	$4,121,947

Change in Unrealized Appreciation
Interest rate risk	1,090,200

Total	$5,212,147

*	The average notional value of futures outstanding during the period was $585,487,344.

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

U.S. Treasury 2 Year Notes	623	September-2012	$137,176,813	$(44,214)

U.S. Treasury 10 Year Notes	1,209	September-2012	161,250,375	797,415

Ultra U.S. Treasury Bonds	847	September-2012	141,316,656	2,121,067

Subtotal			$439,743,844	$2,874,268

Short Contracts

U.S. Treasury 5 Year Notes	164	September-2012	$(20,330,875)	$(37,501)

U.S. Treasury 30 Year Bonds	663	September-2012	(98,103,281)	(405,408)

Subtotal			$(118,434,156)	$(442,909)

Total			$321,309,688	$2,431,359

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

Invesco V.I. Government Securities Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2015	$3,869,214	$—	$3,869,214

December 31, 2017	4,362,785	—	4,362,785

	$8,231,999	$—	$8,231,999

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 2, 2011, the date of reorganization of Invesco Van Kampen V.I. Government Fund into the Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $827,983,647 and $854,787,408, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $62,010,945 and $65,224,188, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$39,366,713

Aggregate unrealized (depreciation) of investment securities	(2,364,861)

Net unrealized appreciation of investment securities	$37,001,852

Cost of investments for tax purposes is $1,262,076,485.

Invesco V.I. Government Securities Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	6,531,266	$81,855,334	10,663,153	$128,843,040

Series II	2,636,568	33,080,918	5,300,488	64,070,452

Issued as reinvestment of dividends:
Series I	—	—	3,158,192	36,635,024

Series II	—	—	86,854	1,001,427

Issued in connection with acquisitions:(b)
Series I	—	—	2,587,718	30,250,210

Series II	—	—	22,298,634	259,005,451

Reacquired:
Series I	(9,451,283)	(118,377,129)	(28,160,963)	(340,945,513)

Series II	(3,516,001)	(43,662,809)	(5,875,436)	(71,038,561)

Net increase (decrease) in share activity	(3,799,450)	$(47,103,686)	10,058,640	$107,821,530

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 2, 2011 the Fund acquired all the net assets of Invesco Van Kampen V.I. Government Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 24,886,352 shares of the Fund for 32,516,244 shares outstanding of the Target Fund as of the close of business on April 29, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund as of the close of business on April 29, 2011. The Target Fund’s net assets at that date of $289,255,661, including $4,992,514 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,059,348,706. The net assets of the Fund subsequent to the acquisition were $1,348,604,367. Assuming the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period, the pro forma results of operations for the year ended December 31, 2011 are as follows:

Net investment income	$28,166,317

Net realized/unrealized gains	72,785,041

Change in net assets resulting from operations	$100,951,358

  The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, and it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since May 2, 2011.

Invesco V.I. Government Securities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$12.49	$0.11	$0.12	$0.23	$—	$—	$—	$12.72	1.84%	$950,608	0.60	%(d)	0.76	%(d)	1.71	%(d)	69%
Year ended 12/31/11	12.00	0.25	0.67	0.92	(0.43)	—	(0.43)	12.49	7.91	970,029	0.63		0.75		2.03		85
Year ended 12/31/10	11.95	0.24	0.41	0.65	(0.60)	—	(0.60)	12.00	5.40	1,072,405	0.73		0.75		1.98		61
Year ended 12/31/09	13.05	0.45	(0.43)	0.02	(0.65)	(0.47)	(1.12)	11.95	(0.01)	1,192,967	0.73		0.75		3.47		55
Year ended 12/31/08	12.06	0.50	0.96	1.46	(0.47)	—	(0.47)	13.05	12.22	1,591,799	0.73		0.76		3.96		109
Year ended 12/31/07	11.80	0.59	0.16	0.75	(0.49)	—	(0.49)	12.06	6.43	1,169,985	0.73		0.76		4.93		106

Series II
Six months ended 06/30/12	12.39	0.09	0.12	0.21	—	—	—	12.60	1.69	289,250	0.85	(d)	1.01	(d)	1.46	(d)	69
Year ended 12/31/11	11.92	0.21	0.67	0.88	(0.41)	—	(0.41)	12.39	7.63	295,318	0.88		1.00		1.78		85
Year ended 12/31/10	11.88	0.22	0.40	0.62	(0.58)	—	(0.58)	11.92	5.10	24,074	0.98		1.00		1.73		61
Year ended 12/31/09	12.97	0.41	(0.43)	(0.02)	(0.60)	(0.47)	(1.07)	11.88	(0.26)	14,462	0.98		1.00		3.22		55
Year ended 12/31/08	11.99	0.46	0.97	1.43	(0.45)	—	(0.45)	12.97	11.98	20,362	0.98		1.01		3.71		109
Year ended 12/31/07	11.74	0.56	0.15	0.71	(0.46)	—	(0.46)	11.99	6.11	18,770	0.98		1.01		4.68		106

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $309,171,077 and sold of $25,033,352 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. Government Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $958,651 and $278,302 for Series I and Series II shares, respectively.

Invesco V.I. Government Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,3]	(06/30/12)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$1,018.40	$3.01	$1,021.88	$3.02	0.60%

Series II	1,000.00	1,016.90	4.26	1,020.64	4.27	0.85

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Effective July 1, 2012, the adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Series I and Series II shares to 0.70% and 0.95% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.70% and 0.95% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.51 and $4.76 for Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.52 and $4.77 for Series I and Series II shares, respectively.

Invesco V.I. Government Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Government Securities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the

Invesco V.I. Government Securities Fund

nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – General U.S. Government Funds Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period, the fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one and three year periods and above the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that although Invesco Advisers received a minimal amount of revenues from advising the Fund, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of fee and expense waivers. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Government Securities Fund

Invesco V.I. High Yield Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIHYI-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	7.74%

Series II Shares	7.75

Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.37

Barclays U.S. Corporate High Yield 2% Issuer Cap Index▼ (Style-Specific Index)	7.23

Lipper VUF High Current Yield Bond Funds Category Average▼ (Peer Group)	6.48

Source(s): ▼Lipper Inc.
The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index that covers US corporate, fixed-rate, non-investment grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.
     The Lipper VUF High Current Yield Bond Funds Category Average represents an average of all of the variable insurance underlying funds in the Lipper High Current Yield Bond Funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (5/1/98)	3.83%

10 Years	8.82

5 Years	6.58

1 Year	5.23

Series II Shares

Inception (3/26/02)	7.67%

10 Years	8.60

5 Years	6.34

1 Year	5.04

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.80% and 1.05%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.06% and 1.31%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. High Yield Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2013. See current prospectus for more information.

Invesco V.I. High Yield Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes–89.58%
Advertising–0.05%
National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$45,000	$45,956

Aerospace & Defense–0.83%
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	230,000	258,175

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 03/15/18	165,000	173,250

7.13%, 03/15/21	95,000	99,037

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	240,000	261,600

		792,062

Airlines–3.61%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-11/29/11; Cost $747,331)(b)(c)	905,000	859,750

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	246,538	242,840

Continental Airlines Pass Through Trust, Series 2000-2, Class B, Sec. Pass Through Ctfs., 8.31%, 04/02/18	52,019	53,449

Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	239,925	244,123

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	53,085	61,181

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	136,847	150,147

Delta Air Lines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	362,307	374,082

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	85,000	85,637

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	125,000	126,875

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	85,000	92,862

Sr. Sec. Notes, 9.50%, 09/15/14(b)	222,000	235,875

UAL Pass Through Trust,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	38,962	40,837

Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	114,176	111,892

Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	134,688	154,891

Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	193,170	211,038

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	204,459	186,058

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	60,000	62,213

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	60,000	61,650

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	75,000	75,938

		3,431,338

Alternative Carriers–1.20%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	395,000	424,625

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	245,000	273,175

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 07/01/19	230,000	237,475

8.63%, 07/15/20	105,000	110,775

9.38%, 04/01/19	85,000	92,225

		1,138,275

Aluminum–0.99%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	950,630	941,718

Apparel Retail–1.38%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	390,000	423,150

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	310,000	323,369

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	305,000	316,437

Limited Brands Inc.,
Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/22	60,000	61,875

8.50%, 06/15/19	100,000	117,500

Sr. Unsec. Gtd. Notes,
6.63%, 04/01/21	40,000	44,000

7.00%, 05/01/20	25,000	27,750

		1,314,081

Apparel, Accessories & Luxury Goods–2.21%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	475,000	503,500

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	535,000	516,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods–(continued)

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	$525,000	$561,750

Sr. Unsec. Notes, 6.88%, 05/01/22(b)	35,000	36,050

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	505,000	488,903

		2,106,478

Auto Parts & Equipment–1.35%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	360,000	378,000

American Axle & Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	90,000	95,850

Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	450,000	488,250

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 12/15/20	190,000	206,150

7.75%, 08/15/18	110,000	119,900

		1,288,150

Automobile Manufacturers–0.49%
Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	450,000	464,625

Motors Liquidation Corp., Sr. Unsec. Global Notes, 7.20%(c)(d)	445,000	0

Sr. Unsec. Notes, 8.38%, 07/15/33(c)(d)	755,000	0

		464,625

Biotechnology–0.25%
Grifols Inc. (Spain), Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/18	70,000	75,600

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	90,000	29,700

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	125,000	132,188

		237,488

Broadcasting–0.45%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	130,000	136,500

Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Sub. Notes, 7.63%, 03/15/20(b)	300,000	294,375

		430,875

Building Products–4.62%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	310,000	272,025

Associated Materials LLC/AMH New Finance Inc., Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	355,000	318,612

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	265,000	283,550

Sr. Unsec. Notes, 6.88%, 08/15/18(b)	490,000	513,275

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	535,000	547,372

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	120,000	124,650

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	605,000	595,925

10.00%, 12/01/18	90,000	94,275

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	70,000	68,950

Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	265,000	266,988

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/20(b)	310,000	324,725

USG Corp., Sr. Unsec. Gtd. Notes,
7.88%, 03/30/20(b)	365,000	380,512

8.38%, 10/15/18(b)	25,000	26,313

Sr. Unsec. Notes, 9.75%, 01/15/18	545,000	576,337

		4,393,509

Cable & Satellite–2.73%
DISH DBS Corp., Sr. Unsec. Gtd. Notes, 4.63%, 07/15/17(b)	460,000	465,750

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	140,000	149,800

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	80,000	87,200

Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes,
7.25%, 10/15/20	415,000	438,863

7.50%, 04/01/21	390,000	414,375

Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	190,000	201,400

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	200,000	175,000

Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	410,000	428,142

ViaSat Inc., Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	230,000	233,450

		2,593,980

Casinos & Gaming–5.10%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	345,000	370,875

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	265,000	208,025

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	389,000	322,870

Chester Downs & Marina LLC, Sr. Sec. Gtd. Sub. Notes, 9.25%, 02/01/20(b)	45,000	46,800

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	263,201	290,179

Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	335,000	352,587

Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	200,000	205,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Casinos & Gaming–(continued)

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	$95,000	$96,544

Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	393,000	404,790

Sr. Unsec. Gtd. Notes, 5.88%, 02/27/14	10,000	10,350

7.75%, 03/15/22	390,000	398,775

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	195,000	214,500

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	180,000	185,400

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.53%, 02/01/14(b)(e)	630,000	603,225

Sr. Sec. Notes, 9.13%, 02/01/15(b)	374,000	380,545

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	450,000	497,250

Sr. Sec. Gtd. First Mortgage Notes, 5.38%, 03/15/22(b)	260,000	259,350

		4,847,565

Coal & Consumable Fuels–0.61%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/01/17	35,000	36,575

8.25%, 04/01/20	70,000	74,200

Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	380,000	380,475

Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Notes, 10.75%, 02/01/18(b)	100,000	89,250

		580,500

Communications Equipment–0.64%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	505,000	468,388

Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	170,000	141,100

		609,488

Computer & Electronics Retail–0.43%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	385,000	410,988

Computer Storage & Peripherals–0.42%
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	365,000	396,938

Construction & Engineering–1.32%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	585,000	602,550

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	650,000	654,062

		1,256,612

Construction & Farm Machinery & Heavy Trucks–1.46%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	215,000	247,519

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	235,000	240,875

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	105,000	113,925

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	505,000	487,325

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	290,000	300,150

		1,389,794

Construction Materials–1.27%
Cemex Espana Luxembourg (Mexico), Sr. Sec. Gtd. Notes, 9.88%, 04/30/19(b)	501,000	449,083

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	395,000	386,386

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	325,000	328,250

U.S. Concrete Inc., Sr. Sec. Conv. Notes, 9.50%, 08/31/15(b)	40,000	42,350

		1,206,069

Consumer Finance–1.74%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 06/26/15	20,000	20,050

8.00%, 03/15/20	815,000	947,437

8.00%, 11/01/31	216,000	252,720

National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	395,000	437,463

		1,657,670

Data Processing & Outsourced Services–1.19%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	770,000	793,100

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	135,000	138,375

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	65,000	69,875

7.63%, 11/15/20	123,000	131,917

		1,133,267

Department Stores–0.33%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	350,000	315,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Distillers & Vintners–0.60%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)	$305,000	$192,150

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	295,000	334,825

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	40,000	43,000

		569,975

Diversified Banks–0.10%
RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(f)	150,000	99,000

Diversified Metals & Mining–1.26%
FMG Resources Pty. Ltd. (Australia),Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	250,000	252,192

7.00%, 11/01/15(b)	185,000	188,700

Sr. Unsec. Notes, 6.88%, 04/01/22(b)	280,000	281,706

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	275,000	176,134

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	295,000	297,672

		1,196,404

Electric Utilities–0.49%
LSP Energy L.P./LSP Batesville Funding Corp., Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14	61,046	50,821

Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	275,000	229,625

Viridian Group FundCo II (United Kingdom), Sr. Sec. Gtd. Notes, 11.13%, 04/01/17(b)	200,000	182,176

		462,622

Electrical Components & Equipment–0.07%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	65,000	69,550

Electronic Manufacturing Services–0.54%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	530,000	516,750

Environmental & Facilities Services–0.11%
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	125,000	106,563

Food Retail–0.17%
New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	205,000	160,413

Forest Products–0.23%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	260,000	211,900

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17 (Acquired 10/14/10; Cost $30,000)(b)(c)	30,000	7,500

		219,400

Gas Utilities–0.87%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	433,000	397,277

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	410,000	426,400

		823,677

Health Care Equipment–0.34%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes,
7.75%, 04/15/18	35,000	29,400

10.88%, 11/15/14	195,000	201,338

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	130,000	94,900

		325,638

Health Care Facilities–2.51%
HCA, Inc., Sr. Sec. Gtd. Global Notes,
5.88%, 03/15/22	210,000	219,975

7.88%, 02/15/20	288,000	321,120

Sr. Unsec. Notes, 7.19%, 11/15/15	155,000	164,300

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	90,000	95,850

7.75%, 09/15/22	85,000	91,163

8.13%, 02/15/20	90,000	99,225

Radiation Therapy Services Inc., Sr. Sec. Gtd. Notes, 8.88%, 01/15/17(b)	325,000	313,625

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%, 09/15/15(e)	155,000	150,350

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 8.00%, 08/01/20	310,000	321,625

9.25%, 02/01/15	545,000	609,037

		2,386,270

Health Care Services–0.47%
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	230,000	225,975

Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	225,000	225,563

		451,538

Health Care Supplies–0.14%
Alere Inc., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 05/15/16	135,000	137,700

Health Care Technology–0.37%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	330,000	350,625

Homebuilding–2.22%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	140,000	134,400

8.13%, 06/15/16	300,000	288,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Homebuilding–(continued)

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	$490,000	$469,175

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	435,000	466,537

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	205,000	208,075

Meritage Homes Corp., Sr. Unsec. Gtd. Notes, 7.00%, 04/01/22(b)	140,000	144,900

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	260,000	273,650

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	120,000	127,500

		2,112,237

Hotels, Resorts & Cruise Lines–0.18%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	85,000	92,225

7.50%, 10/15/27	75,000	75,938

		168,163

Household Products–0.35%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	325,000	328,250

Housewares & Specialties–0.20%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	180,000	192,150

Independent Power Producers & Energy Traders–1.93%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	340,000	384,200

8.00%, 10/15/17	190,000	217,075

Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	360,000	388,800

7.50%, 02/15/21(b)	385,000	419,650

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	210,000	217,875

Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	198,963	212,393

		1,839,993

Industrial Conglomerates–0.00%
Indalex Holding Corp., Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14(c)	230,000	0

Industrial Machinery–0.53%
Actuant Corp., Sr. Unsec. Gtd. Notes, 5.63%, 06/15/22(b)	135,000	139,050

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	125,000	135,156

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	25,000	26,594

Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	45,000	45,225

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	145,000	159,500

		505,525

Industrial REIT’s–0.12%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	100,000	110,250

Integrated Telecommunication Services–0.21%
Integra Telecom Holdings Inc., Sr. Sec. Gtd. Notes, 10.75%, 04/15/16(b)	200,000	195,500

Internet Software & Services–0.36%
Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	50,000	55,500

8.13%, 03/01/18	255,000	283,688

		339,188

Investment Banking & Brokerage–0.45%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	325,000	324,271

E*TRADE Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	100,000	102,250

		426,521

Leisure Facilities–0.08%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	70,000	73,325

Leisure Products–0.57%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	550,000	543,125

Life Sciences Tools & Services–0.20%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	190,000	186,200

Marine–0.15%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Global Notes, 8.63%, 11/01/17	40,000	37,600

Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	105,000	104,606

		142,206

Movies & Entertainment–1.01%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	314,000	337,550

Carmike Cinemas Inc., Sec. Gtd. Global Notes, 7.38%, 05/15/19	140,000	145,775

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	430,000	477,300

		960,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Multi-Line Insurance–2.27%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	$380,000	$410,875

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	255,000	248,784

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	190,000	201,400

Sr. Unsec. Global Notes, 5.95%, 10/15/36	90,000	85,397

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	495,000	504,900

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	545,000	707,317

		2,158,673

Office Services & Supplies–0.31%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	265,000	257,381

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	35,000	37,188

		294,569

Oil & Gas Drilling–0.04%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	40,000	42,000

Oil & Gas Equipment & Services–1.26%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	530,000	547,225

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	505,000	494,900

SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	145,000	152,567

		1,194,692

Oil & Gas Exploration & Production–6.71%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	95,000	99,275

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	305,000	324,062

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	95,000	96,663

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	100,000	99,250

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	185,000	179,913

6.63%, 08/15/20	510,000	505,537

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	175,000	182,437

Continental Resources Inc.,
Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/21	85,000	94,988

7.38%, 10/01/20	190,000	212,325

8.25%, 10/01/19	130,000	145,113

Sr. Unsec. Gtd. Notes, 5.00%, 09/15/22(b)	80,000	81,600

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	680,000	593,300

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	195,000	179,400

Laredo Petroleum Inc., Sr. Unsec. Gtd. Notes, 7.38%, 05/01/22(b)	45,000	46,800

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	610,000	627,919

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	268,000	285,085

OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.38%, 04/01/22(b)	400,000	348,545

8.50%, 06/01/18(b)	260,000	232,351

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes,
6.13%, 06/15/19	170,000	170,850

7.63%, 06/01/18	270,000	288,225

8.63%, 10/15/19	100,000	110,875

QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	240,000	241,500

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	65,000	64,269

5.75%, 06/01/21	340,000	356,150

Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20(b)	130,000	129,675

SM Energy Co.,
Sr. Unsec. Global Notes, 6.50%, 11/15/21	180,000	184,050

6.63%, 02/15/19	140,000	144,200

Sr. Unsec. Notes, 6.50%, 01/01/23(b)	85,000	86,806

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	80,000	85,100

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	190,000	190,000

		6,386,263

Oil & Gas Refining & Marketing–0.71%
Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	150,000	148,500

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	520,000	530,400

		678,900

Oil & Gas Storage & Transportation–3.21%
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	225,000	241,875

Chesapeake Midstream Partners L.P./CHKM Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	235,000	229,125

6.13%, 07/15/22	40,000	39,400

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	470,000	486,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	$385,000	$424,944

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	183,000	182,085

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/15/22	410,000	424,862

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	205,000	143,500

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	245,000	259,394

Sabine Pass LNG, L.P., Sr. Sec. Gtd. Global Notes, 7.50%, 11/30/16	100,000	105,500

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	305,000	317,962

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	90,000	90,113

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	105,000	106,838

		3,052,048

Packaged Foods & Meats–0.97%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	305,000	317,962

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	390,000	412,425

Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	205,000	191,675

		922,062

Paper Packaging–0.26%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	250,000	250,625

Paper Products–1.56%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	785,000	791,378

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	225,000	237,937

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	205,000	212,175

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	215,000	138,138

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	105,000	107,363

		1,486,991

Personal Products–0.47%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	400,000	444,000

Pharmaceuticals–0.42%
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes,
8.75%, 10/15/16	105,000	114,975

8.75%, 10/15/16	100,000	109,500

Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	30,000	32,775

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	135,000	143,775

		401,025

Property & Casualty Insurance–0.39%
QBE Capital Funding III Ltd. (Australia), Unsec. Gtd. Sub. Notes, 7.25%, 05/24/41(b)	200,000	182,000

XL Group PLC (Ireland), Series E, Jr. Sub. Global Pfd. Bonds, 6.50%(f)	225,000	185,625

		367,625

Publishing–0.03%
MediMedia USA Inc., Sr. Unsec. Sub. Notes, 11.38%, 11/15/14(b)	30,000	27,375

Real Estate Services–0.24%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	215,000	227,900

Regional Banks–2.08%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	75,000	70,875

BB&T Capital Trust II, Jr. Unsec. Ltd. Gtd. Sub. Global Notes, 6.75%, 06/07/36	180,000	180,347

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	500,000	521,250

Unsec. Sub. Notes, 7.38%, 12/10/37	465,000	460,350

Susquehanna Capital II, Jr. Unsec. Gtd. Sub. Notes, 11.00%, 03/23/40	175,000	186,871

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	215,000	227,362

Unsec. Sub. Global Notes, 5.13%, 06/15/17	355,000	326,600

		1,973,655

Research & Consulting Services–0.18%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	160,000	170,000

Semiconductor Equipment–0.91%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	210,000	211,312

7.38%, 05/01/18	315,000	329,175

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	320,000	328,800

		869,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Semiconductors–0.93%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	$125,000	$135,000

Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	565,000	560,762

10.75%, 08/01/20	175,000	189,000

		884,762

Specialized Consumer Services–0.22%
Carlson Wagonlit B.V. (Netherlands), Sr. Sec. Gtd. Notes, 6.88%, 06/15/19(b)	200,000	205,500

Specialized Finance–3.73%
Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	150,000	148,125

Aircastle Ltd., Sr. Unsec. Global Notes, 6.75%, 04/15/17	640,000	652,800

7.63%, 04/15/20	90,000	91,800

CIT Group Inc., Sr. Unsec. Global Notes, 5.25%, 03/15/18	550,000	569,250

Sr. Unsec. Gtd. Notes, 7.00%, 05/02/17(b)	138,208	137,862

Sr. Unsec. Notes, 5.00%, 05/15/17	85,000	87,550

5.50%, 02/15/19(b)	245,000	253,575

International Lease Finance Corp., Sr. Sec. Notes,
6.75%, 09/01/16(b)	145,000	155,784

7.13%, 09/01/18(b)	200,000	222,438

Sr. Unsec. Global Notes,
5.75%, 05/15/16	65,000	66,073

5.88%, 04/01/19	90,000	90,422

6.25%, 05/15/19	100,000	102,469

8.63%, 09/15/15	215,000	238,435

8.75%, 03/15/17	285,000	321,159

Sr. Unsec. Notes, 8.25%, 12/15/20	360,000	413,325

		3,551,067

Specialized REIT’s–0.88%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	205,000	224,475

Sr. Unsec. Notes, 5.25%, 03/15/22(b)	230,000	236,325

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	200,000	209,500

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	155,000	164,881

		835,181

Specialty Chemicals–0.67%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	260,000	256,425

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	360,000	381,600

		638,025

Specialty Stores–0.35%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	315,000	332,325

Steel–0.36%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 02/25/22	120,000	116,991

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	90,000	86,400

Sr. Unsec. Notes, 7.00%, 02/01/18	140,000	138,950

		342,341

Systems Software–0.53%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-01/06/11; Cost $620,650)(b)	615,000	507,375

Technology Distributors–0.33%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	305,000	315,675

Tires & Rubber–0.73%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	350,000	378,000

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 7.00%, 05/15/22	310,000	313,100

		691,100

Trading Companies & Distributors–2.55%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes,
8.25%, 01/15/19	585,000	628,875

9.75%, 03/15/20	70,000	78,225

Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	85,000	90,525

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	260,000	268,125

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19	260,000	269,750

7.38%, 01/15/21	500,000	533,750

7.50%, 10/15/18	170,000	181,900

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	125,000	130,625

UR Merger Sub Corp., Sec. Gtd. Notes, 5.75%, 07/15/18(b)	30,000	31,350

Sr. Unsec. Global Notes, 8.25%, 02/01/21	195,000	207,675

		2,420,800

Wireless Telecommunication Services–4.78%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes,
12.00%, 12/01/15(b)	465,000	420,825

14.75%, 12/01/16(b)	205,000	201,413

Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(b)(g)	60,000	37,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount		Value

Wireless Telecommunication Services–(continued)

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		$825,000	$794,062

Digicel Group Ltd. (Ireland), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		320,000	324,400

Digicel Ltd. (Ireland), Sr. Unsec. Notes, 8.25%, 09/01/17(b)		255,000	258,825

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20		350,000	347,375

7.88%, 09/01/18		190,000	197,956

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		130,000	122,850

Sprint Nextel Corp., Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)		135,000	141,413

9.00%, 11/15/18(b)		285,000	321,337

Sr. Unsec. Notes, 8.38%, 08/15/17		340,000	351,050

11.50%, 11/15/21(b)		125,000	140,625

VimpelCom (Russia), Unsec. Loan Participation Notes, 7.75%, 02/02/21(b)		400,000	380,520

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		625,000	509,375

			4,549,976

Total U.S. Dollar Denominated Bonds and Notes (Cost $83,065,500)			85,204,501

Non-U.S. Dollar Denominated Bonds & Notes–6.08%(h)
Canada–0.27%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	240,000	254,002

Czech Republic–0.37%
Central European Media Enterprises Ltd., REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	150,000	195,381

CET 21 spol sro, Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	115,000	153,064

			348,445

France–0.35%
Europcar Groupe S.A., REGS, Sr. Sec. Gtd. Floating Rate Euro Bonds, 4.19%, 05/15/13(b)(e)	EUR	265,000	335,538

Italy–0.26%
Lottomatica S.p.A., REGS, Jr. Unsec. Sub. Euro Bonds, 8.25%, 03/31/66(b)	EUR	130,000	143,026

Wind Acquisition Finance S.A., Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	100,000	101,801

			244,827

Luxembourg–1.52%
Ardagh Packaging Finance PLC, Sr. Sec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	400,000	511,531

Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	93,896

REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	390,000	366,196

ConvaTec Healthcare S.A., Sr. Unsec. Gtd. Notes, 10.88%, 12/15/18(b)	EUR	100,000	124,563

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	270,000	346,564

			1,442,750

Netherlands–0.06%
Boats Investments B.V., Sr. Sec. PIK Medium-Term Euro Notes, 11.00%, 03/31/17	EUR	86,003	58,849

Poland–0.65%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	115,000	94,529

Eileme 2 A.B., Sr. Sec. Gtd. Notes, 11.75%, 01/31/20(b)	EUR	245,000	319,122

Polish Television Holding B.V., Sr. Sec. Notes, 11.25%, 05/15/17(b)(i)	EUR	60,000	77,014

TVN Finance Corp II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	100,000	132,783

			623,448

Spain–0.87%
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	180,000	186,655

REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	300,000	311,092

Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	300,000	333,854

			831,601

United Kingdom–1.18%
Boparan Finance PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	230,000	306,855

Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	130,000	145,492

Odeon & UCI Finco PLC, Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	110,000	167,534

R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	300,000	378,431

REGS, Sr. Sec. Gtd. Euro Notes, 8.38%, 11/15/17(b)	EUR	100,000	126,144

			1,124,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal
	Amount		Value

United States–0.55%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	315,000	$395,362

Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	100,000	128,989

			524,351

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $6,461,514)			5,788,267

	Shares
Preferred Stocks–2.87%
Automobile Manufacturers–0.13%
General Motors Co., Series B, $2.38 Conv. Pfd.		3,580	118,856

Consumer Finance–0.95%
Ally Financial, Inc., Series A, 8.50% Pfd.		7,845	180,043

Ally Financial, Inc., Series G, 7.00% Pfd.(b)		581	517,653

GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.		8,630	207,551

			905,247

Diversified Banks–0.29%
Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.		13,950	274,118

Industrial REIT’s–0.08%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		3,020	78,460

Multi-Line Insurance–0.64%
Hartford Financial Services Group Inc., 7.88% Jr. Sub. Pfd.		22,455	606,992

Regional Banks–0.67%
Zions Bancorp., Series C, 9.50% Pfd.		24,300	637,146

Tires & Rubber–0.11%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		2,490	107,568

Total Preferred Stocks (Cost $2,621,992)			2,728,387

Common Stocks & Other Equity Interests–0.45%
Automobile Manufacturers–0.20%
General Motors Co.(d)(j)		4,888	96,391

General Motors Co., Wts. expiring 07/10/16(d)(j)		4,443	48,962

General Motors Co., Wts. expiring 07/10/19(d)(j)		4,443	30,123

Motors Liquidation Co. GUC Trust(j)		1,227	15,031

			190,507

Broadcasting–0.01%
Adelphia Communications Corp.(k)		—	2,559

Adelphia Recovery Trust, Series ACC-1(k)		318,570	478

Adelphia Recovery Trust, Series Arahova(k)		109,170	2,183

			5,220

Building Products–0.01%
Nortek, Inc.(j)		215	10,759

Construction Materials–0.10%
U.S. Concrete, Inc.(j)		20,786	99,565

Integrated Telecommunication Services–0.12%
Hawaiian Telcom Holdco Inc., Wts. expiring 10/28/15(j)		1,527	12,216

Largo Limited, Class A (Luxembourg)(j)		17,563	9,839

Largo Limited, Class B (Luxembourg)(j)		158,069	88,553

			110,608

Publishing–0.00%
Reader’s Digest Association Inc. (The) (China), Wts. expiring 02/19/14(j)		669	0

Semiconductors–0.01%
Magnachip Semiconductor Corp. (South Korea)(j)		1,372	13,075

Total Common Stocks & Other Equity Interests (Cost $2,420,122)			429,734

	Principal
	Amount
U.S. Treasury Bills–0.19%(l)
0.13%, 11/15/12(m)(Cost $179,909)		$180,000	179,924

Bundled Securities–0.02%
Investment Banking & Brokerage–0.02%
Targeted Return Index Securities Trust, Series HY 2006-1, Sec. Variable Rate Bonds, 7.12%, 05/01/16 (Acquired 08/15/08; Cost $18,900) (Cost $19,369)(b)(e)		20,000	19,661

TOTAL INVESTMENTS–99.19% (Cost $94,768,406)			94,350,474

OTHER ASSETS LESS LIABILITIES–0.81%			765,722

NET ASSETS–100.00%			$95,116,196

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2012 was $31,993,900, which represented 33.64% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at June 30, 2012 was $1,096,875, which represented 1.15% of the Fund’s Net Assets.
(d)	Acquired as part of the General Motors reorganization.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2012.
(f)	Perpetual bond with no specified maturity date.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Foreign denominated security. Principal amount is denominated in currency indicated.
(i)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Non-income producing security.
(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1L and Note 4.

Portfolio Composition

By credit quality, based on Net Assets
as of June 30, 2012

A	0.8%

BBB	5.9

BB	34.1

B	42.9

CCC	10.7

Other	5.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $94,768,406)	$94,350,474

Foreign currencies, at value (Cost $17,921)	17,760

Receivable for:
Investments sold	2,910,232

Fund shares sold	73,205

Dividends and interest	1,725,713

Foreign currency contracts	248,078

Investment for trustee deferred compensation and retirement plans	41,834

Total assets	99,367,296

Liabilities:
Payable for:
Investments purchased	200,000

Fund shares reacquired	30,478

Amount due custodian	3,833,993

Accrued fees to affiliates	68,778

Accrued other operating expenses	36,676

Trustee deferred compensation and retirement plans	51,437

Unrealized depreciation on swap agreements	5,139

Premiums received on swap agreements	24,599

Total liabilities	4,251,100

Net assets applicable to shares outstanding	$95,116,196

Net assets consist of:
Shares of beneficial interest	$96,760,345

Undistributed net investment income	9,020,866

Undistributed net realized gain (loss)	(10,412,665)

Unrealized appreciation (depreciation)	(252,350)

$95,116,196

Net Assets:
Series I	$83,328,191

Series II	$11,788,005

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	15,334,363

Series II	2,173,910

Series I:
Net asset value per share	$5.43

Series II:
Net asset value per share	$5.42

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Interest	$3,865,995

Dividends	112,487

Dividends from affiliated money market funds	8,959

Total investment income	3,987,441

Expenses:
Advisory fees	359,854

Administrative services fees	160,654

Custodian fees	9,193

Distribution fees — Series II	10,350

Transfer agent fees	13,022

Trustees’ and officers’ fees and benefits	12,848

Other	44,113

Total expenses	610,034

Less: Fees waived	(149,910)

Net expenses	460,124

Net investment income	3,527,317

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	773,272

Foreign currencies	(19,397)

Foreign currency contracts	446,244

Swap agreements	104,939

1,305,058

Change in net unrealized appreciation (depreciation) of:
Investment securities	3,861,194

Foreign currencies	12,119

Foreign currency contracts	(308,023)

Swap agreements	(22,578)

3,542,712

Net realized and unrealized gain	4,847,770

Net increase in net assets resulting from operations	$8,375,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$3,527,317	$5,596,509

Net realized gain	1,305,058	1,988,968

Change in net unrealized appreciation (depreciation)	3,542,712	(7,882,234)

Net increase (decrease) in net assets resulting from operations	8,375,087	(296,757)

Distributions to shareholders from net investment income:
Series I	—	(4,229,022)

Series II	—	(46,712)

Total distributions from net investment income	—	(4,275,734)

Share transactions–net:
Series I	(31,080,598)	55,281,125

Series II	5,901,971	4,911,560

Net increase (decrease) in net assets resulting from share transactions	(25,178,627)	60,192,685

Net increase (decrease) in net assets	(16,803,540)	55,620,194

Net assets:
Beginning of period	111,919,736	56,299,542

End of period (includes undistributed net investment income of $9,020,866 and $5,493,549, respectively)	$95,116,196	$111,919,736

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. High Yield Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by

Invesco V.I. High Yield Fund

independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. High Yield Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due

Invesco V.I. High Yield Fund

to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $200 million	0.625%

Next $300 million	0.55%

Next $500 million	0.50%

Over $1 billion	0.45%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $149,910.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $24,863 for accounting and fund administrative services and reimbursed $135,791 for services provided by insurance companies.

Invesco V.I. High Yield Fund

  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,932,525	$1,225,596	$—	$3,158,121

U.S. Treasury Securities	179,924	—	—	179,924

Corporate Debt Securities	—	76,837,899	—	76,837,899

Foreign Corporate Debt Securities	—	14,174,530	—	14,174,530

	$2,112,449	$92,238,025	$—	$94,350,474

Foreign Currency Contracts*	—	168,897	—	168,897

Swap Agreements*	—	(5,139)	—	(5,139)

Total Investments	$2,112,449	$92,401,783	$—	$94,514,232

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Credit risk
Swap agreements(a)	$—	$(5,139)

Currency risk
Foreign currency contracts(b)	248,078	—

Total	$248,078	$(5,139)

(a)	Value is disclosed on the Statement of Assets and Liabilities as Unrealized depreciation on swap agreements.
(b)	Values are disclosed on the Statement of Assets and Liabilities as Foreign currency contracts.

Invesco V.I. High Yield Fund

Effect of Derivative Instruments for the six months ended June 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Foreign Currency	Swap
	Contracts*	Agreements*

Realized Gain
Credit risk	$—	$104,939

Currency risk	446,244	—

Change in Unrealized Appreciation (Depreciation)
Credit risk	—	(22,578)

Currency risk	(308,023)	—

Total	$138,221	$82,361

*	The average notional value of foreign currency contracts and swap agreements outstanding during the period was $6,448,824 and $5,062,500, respectively.

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

08/09/12	RBC Dain Rauscher	EUR	4,172,000	USD	5,446,963	$5,278,066	$168,897

Closed Foreign Currency Contracts
Closed		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain

05/16/12	RBC Dain Rauscher	EUR	237,000	USD	309,427	$301,817	$7,610

05/24/12	Morgan Stanley	GBP	107,000	USD	172,077	168,156	3,921

05/24/12	RBC Dain Rauscher	EUR	211,000	USD	275,481	265,885	9,596

06/12/12	RBC Dain Rauscher	EUR	472,000	USD	616,243	589,103	27,140

06/19/12	RBC Dain Rauscher	EUR	138,000	USD	180,173	174,680	5,493

06/27/12	RBC Dain Rauscher	EUR	290,000	USD	378,624	361,300	17,324

06/29/12	RBC Dain Rauscher	EUR	205,000	USD	267,648	259,551	8,097

Total closed foreign currency contracts						$2,120,492	$79,181

Total foreign currency contracts							$248,078

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Credit Default Swap Agreements
					Implied	Notional		Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Credit	Value	Upfront	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Spread(a)	(000)	Payments	(Depreciation)

JPMorgan Chase Bank	MGM Resorts International	Sell	5.00%	06/20/2017	7.02%	$365	$(24,599)	$(5,139)

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. High Yield Fund

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2015	$329,831	$—	$329,831

December 31, 2016	9,020,578	—	9,020,578

December 31, 2017	1,834,418	—	1,834,418

Total capital loss carryforward	$11,184,827	$—	$11,184,827

*	Capital loss carryforward as of the date listed above is reduced for limitation, if any, to the extent required by the Internal Revenue Service. To the extent that unrealized gains as of May 2, 2011, the date of the reorganization of Invesco Van Kampen V.I. High Yield Fund into the Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $29,419,260 and $34,816,650, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,125,829

Aggregate unrealized (depreciation) of investment securities	(4,599,738)

Net unrealized appreciation (depreciation) of investment securities	$(473,909)

Cost of investments for tax purposes is $94,824,383.

Invesco V.I. High Yield Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	2,272,681	$12,119,722	11,649,443	$59,272,659

Series II	1,555,400	8,289,065	1,343,316	6,766,855

Issued as reinvestment of dividends:
Series I	—	—	814,841	4,229,022

Series II	—	—	9,000	46,711

Issued in connection with acquisitions:(b)
Series I	—	—	6,239,174	32,616,526

Series II	—	—	1,983	10,369

Reacquired:
Series I	(8,086,898)	(43,200,320)	(7,984,170)	(40,837,082)

Series II	(447,078)	(2,387,094)	(381,629)	(1,912,375)

Net increase (decrease) in share activity	(4,705,895)	$(25,178,627)	11,691,958	$60,192,685

(a)	There are entities that are record owners of more than xx% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 2, 2011, the Fund acquired all the net assets of Invesco Van Kampen V.I. High Yield Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 6,241,157 shares of the Fund for 2,940,652 shares outstanding of the Target Fund as of the close of business on April 29, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 29, 2011. The Target Fund’s net assets at that date of $32,626,895 including $1,685,415 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $63,972,559. The net assets immediately after the acquisition were $96,599,454.
The pro forma results of operations for the year ended December 31, 2011 assuming the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period, are as follows:

Net investment income	$6,329,832

Net realized/unrealized gains (losses)	(4,990,283)

Change in net assets resulting from operations	$1,339,549

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since May 2, 2011.

Invesco V.I. High Yield Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$5.04	$0.16	$0.23	$0.39	$—	$5.43	7.74%	$83,328	0.78	%(d)	1.04	%(d)	6.15	%(d)	29%
Year ended 12/31/11	5.35	0.35	(0.29)	0.06	(0.37)	5.04	0.96	106,557	0.83		1.06		6.84		71
Year ended 12/31/10	5.22	0.43	0.26	0.69	(0.56)	5.35	13.57	55,803	0.95		1.17		8.04		102
Year ended 12/31/09	3.69	0.47	1.47	1.94	(0.41)	5.22	52.79	60,649	0.95		1.22		10.29		125
Year ended 12/31/08	5.74	0.49	(2.00)	(1.51)	(0.54)	3.69	(25.69)	39,918	0.95		1.22		9.19		85
Year ended 12/31/07	6.12	0.46	(0.38)	0.08	(0.46)	5.74	1.24	51,225	0.96		1.15		7.42		113

Series II
Six months ended 06/30/12	5.03	0.16	0.23	0.39	—	5.42	7.75	11,788	1.03	(d)	1.29	(d)	5.90	(d)	29
Year ended 12/31/11	5.35	0.33	(0.29)	0.04	(0.36)	5.03	0.61	5,363	1.08		1.31		6.59		71
Year ended 12/31/10	5.22	0.42	0.26	0.68	(0.55)	5.35	13.27	497	1.20		1.42		7.79		102
Year ended 12/31/09	3.68	0.46	1.48	1.94	(0.40)	5.22	52.77	464	1.20		1.47		10.04		125
Year ended 12/31/08	5.72	0.47	(1.99)	(1.52)	(0.52)	3.68	(26.00)	374	1.20		1.47		8.94		85
Year ended 12/31/07	6.09	0.44	(0.38)	0.06	(0.43)	5.72	1.01	666	1.21		1.40		7.17		113

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $107,460 and $8,326 for Series I and Series II, respectively.

Invesco V.I. High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Series I	$1,000.00	$1,077.40	$4.03	$1,020.98	$3.92	0.78%

Series II	1,000.00	1,077.50	5.32	1,019.74	5.17	1.03

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. High Yield Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years

Invesco V.I. High Yield Fund

to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – High Current Yield Funds Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one year period, the second quintile for the three year period, and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rates of three mutual funds managed by Invesco Advisers with comparable investment strategies. The Board also noted that Invesco Advisers sub-advises an off-shore fund with comparable investment strategies, which had an effective fee rate higher than the Fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of fee and expense waivers. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. High Yield Fund

Invesco V.I. High Yield Securities Fund
Semiannual Report to Shareholders • June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
MS-VIHYI-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	9.43%

Series II Shares	9.43

Barclays U.S. Corporate High Yield 2% Issuer Cap Index▼ (Broad Market/Style-Specific Index)	7.23

Source(s): ▼Lipper Inc.
The Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index that covers US corporate, fixed-rate, non-investment grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Variable Investment High Yield Portfolio, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. High Yield Securities Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. High Yield Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.67% and 1.92%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. High Yield Securities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Average Annual Total Returns
As of 6/30/12

Series I Shares
Inception (3/9/84)		4.33%

10	Years	8.04

5	Years	6.61

1	Year	6.92

Series II Shares

Inception (6/5/00)		-0.55%

10	Years	7.80

5	Years	6.39

1	Year	6.57

Invesco V.I. High Yield Securities Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes–86.55%
Advertising–0.04%
National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$10,000	$10,213

Aerospace & Defense–0.79%
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	20,000	22,450

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	35,000	36,750

7.13%, 03/15/21	80,000	83,400

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	55,000	59,950

		202,550

Airlines–3.56%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-10/18/11; Cost $115,450)(b)(c)	130,000	123,500

American Airlines Pass Through Trust,
Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	88,382	87,056

Continental Airlines Pass Through Trust,
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	137,411	139,816

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	105,568	115,828

Delta Air Lines Pass Through Trust,
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	30,000	30,225

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	40,000	40,600

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	150,000	163,875

UAL Pass Through Trust,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	35,066	36,753

Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	73,404	80,194

US Airways Pass Through Trust,
Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	72,413	65,895

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	10,000	10,369

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	10,000	10,275

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	10,000	10,125

		914,511

Alternative Carriers–1.18%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	85,000	91,375

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	90,000	100,350

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes,
8.13%, 07/01/19	35,000	36,137

8.63%, 07/15/20	25,000	26,375

9.38%, 04/01/19	45,000	48,825

		303,062

Aluminum–0.50%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	130,000	128,781

Apparel Retail–1.30%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	90,000	97,650

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	95,000	99,097

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	75,000	77,812

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	15,000	15,469

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	40,000	44,000

		334,028

Apparel, Accessories & Luxury Goods–2.61%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	110,000	116,600

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	190,000	183,350

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	165,000	176,550

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	200,000	193,625

		670,125

Auto Parts & Equipment–1.15%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	100,000	105,000

American Axle & Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	25,000	26,625

Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	85,000	92,225

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 12/15/20	25,000	27,125

7.75%, 08/15/18	40,000	43,600

		294,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Automobile Manufacturers–0.38%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	$77,000	$96,731

Motors Liquidation Corp., Sr. Unsec. Notes, 8.38%, 07/15/33 (Acquired 06/25/10–02/24/11; Cost $5,977)(b)(c)(d)	305,000	—

		96,731

Biotechnology–0.33%
Grifols Inc. (Spain), Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/18	30,000	32,400

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	30,000	9,900

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	40,000	42,300

		84,600

Broadcasting–0.43%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	45,000	47,250

Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Sub. Notes, 7.63%, 03/15/20(b)	65,000	63,781

		111,031

Building Products–4.00%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	80,000	70,200

Associated Materials LLC/AMH New Finance Inc., Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	85,000	76,287

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	135,000	144,450

Sr. Unsec. Notes, 6.88%, 08/15/18(b)	50,000	52,375

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	105,000	107,428

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	30,000	31,163

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	125,000	123,125

10.00%, 12/01/18	65,000	68,087

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	70,000	68,950

Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	55,000	55,413

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/20(b)	65,000	68,088

USG Corp.,
Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	80,000	83,400

8.38%, 10/15/18(b)	10,000	10,525

Sr. Unsec. Notes, 9.75%, 01/15/18	65,000	68,737

		1,028,228

Cable & Satellite–1.93%
DISH DBS Corp., Sr. Unsec. Gtd. Notes, 4.63%, 07/15/17(b)	100,000	101,250

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	40,000	42,800

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	25,000	27,250

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes,
7.25%, 10/15/20	240,000	253,800

7.50%, 04/01/21	10,000	10,625

Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	10,000	10,600

ViaSat Inc., Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	50,000	50,750

		497,075

Casinos & Gaming–5.00%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	90,000	96,750

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	85,000	66,725

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	115,000	95,450

Chester Downs & Marina LLC, Sr. Sec. Gtd. Sub. Notes, 9.25%, 02/01/20(b)	10,000	10,400

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	86,068	94,890

Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	60,000	63,150

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	10,000	10,500

Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	100,000	102,750

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	65,000	66,950

Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	105,000	107,362

Resort at Summerlin L.P., Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(c)	7,210,050	—

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	80,000	88,000

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	75,000	77,250

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.53%, 02/01/14(b)(e)	75,000	71,813

Sr. Sec. Notes, 9.13%, 02/01/15(b)	128,000	130,240

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	130,000	143,650

Sr. Sec. Gtd. First Mortgage Notes, 5.38%, 03/15/22(b)	60,000	59,850

		1,285,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Coal & Consumable Fuels–0.46%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	$35,000	$37,100

Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	60,000	60,075

Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Notes, 10.75%, 02/01/18(b)	23,000	20,528

		117,703

Communications Equipment–0.47%
Avaya Inc.,
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	100,000	92,750

Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	35,000	29,050

		121,800

Computer & Electronics Retail–0.33%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	80,000	85,400

Computer Storage & Peripherals–0.24%
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	30,000	32,625

7.75%, 12/15/18	25,000	27,813

		60,438

Construction & Engineering–1.44%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	115,000	118,450

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	250,000	251,562

		370,012

Construction & Farm Machinery & Heavy Trucks–1.85%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	75,000	86,344

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	95,000	97,375

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	50,000	54,250

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	155,000	149,575

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	85,000	87,975

		475,519

Construction Materials–0.91%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	100,000	97,819

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	135,000	136,350

		234,169

Consumer Finance–1.55%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 06/26/15	5,000	5,013

7.50%, 09/15/20	75,000	84,937

8.00%, 03/15/20	140,000	162,750

8.00%, 11/01/31	15,000	17,550

National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	115,000	127,362

		397,612

Data Processing & Outsourced Services–1.07%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	150,000	154,500

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	60,000	61,500

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	30,000	32,250

7.63%, 11/15/20	25,000	26,812

		275,062

Department Stores–0.23%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	65,000	58,663

Distillers & Vintners–0.57%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)	100,000	63,000

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	65,000	73,775

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	10,000	10,750

		147,525

Diversified Banks–0.13%
RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(f)	50,000	33,000

Diversified Metals & Mining–1.40%
FMG Resources Pty. Ltd. (Australia),
Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	90,000	90,789

7.00%, 11/01/15(b)	10,000	10,200

Sr. Unsec. Notes, 6.88%, 04/01/22(b)	110,000	110,670

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	75,000	48,037

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	100,906

		360,602

Electrical Components & Equipment–0.10%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	25,000	26,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Electronic Manufacturing Services–0.38%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	$100,000	$97,500

Environmental & Facilities Services–0.12%
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	35,000	29,838

Food Retail–0.29%
Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	80,000	74,800

Forest Products–0.28%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	85,000	69,275

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17 (Acquired 10/14/10; Cost $10,000)(b)(c)	10,000	2,500

		71,775

Gas Utilities–0.67%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	90,000	82,575

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	85,000	88,400

		170,975

Health Care Equipment–0.45%
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	10,000	8,400

10.88%, 11/15/14	90,000	92,925

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	20,000	14,600

		115,925

Health Care Facilities–2.05%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	50,000	52,375

7.88%, 02/15/20	105,000	117,075

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	60,000	63,900

7.75%, 09/15/22	35,000	37,537

Radiation Therapy Services Inc., Sr. Sec. Gtd. Notes, 8.88%, 01/15/17(b)	70,000	67,550

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%, 09/15/15(e)	45,000	43,650

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 8.00%, 08/01/20	20,000	20,750

9.25%, 02/01/15	110,000	122,925

		525,762

Health Care Services–0.50%
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	50,000	49,125

Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	80,000	80,200

		129,325

Health Care Technology–0.52%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	125,000	132,813

Homebuilding–2.05%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	80,000	76,800

8.13%, 06/15/16	100,000	96,000

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	130,000	124,475

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	85,000	91,162

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	35,000	35,525

Meritage Homes Corp., Sr. Unsec. Gtd. Notes, 7.00%, 04/01/22(b)	30,000	31,050

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	37,000	38,943

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	30,000	31,875

		525,830

Hotels, Resorts & Cruise Lines–0.09%
Choice Hotels International Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	7,000	7,359

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	15,000	16,275

		23,634

Household Products–0.31%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	80,000	80,800

Housewares & Specialties–0.21%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	50,000	53,375

Independent Power Producers & Energy Traders–1.87%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	220,000	248,600

Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	85,000	91,800

7.50%, 02/15/21(b)	82,000	89,380

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	50,000	51,875

		481,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Industrial Machinery–0.71%
Actuant Corp., Sr. Unsec. Gtd. Notes, 5.63%, 06/15/22(b)	$30,000	$30,900

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	65,000	70,281

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	10,000	10,638

Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	10,000	10,050

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	55,000	60,500

		182,369

Industrial REIT’s–0.15%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	35,000	38,588

Integrated Telecommunication Services–0.27%
Integra Telecom Holdings Inc., Sr. Sec. Gtd. Notes, 10.75%, 04/15/16(b)	70,000	68,425

Internet Software & Services–0.43%
Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	60,000	66,600

8.13%, 03/01/18	40,000	44,500

		111,100

Investment Banking & Brokerage–0.53%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	105,000	104,765

E*TRADE Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	30,000	30,675

		135,440

Leisure Facilities–0.10%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	25,000	26,188

Leisure Products–0.42%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	110,000	108,625

Life Sciences Tools & Services–0.25%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	65,000	63,700

Marine–0.19%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Global Notes, 8.63%, 11/01/17	10,000	9,400

Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	40,000	39,850

		49,250

Movies & Entertainment–1.19%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	85,000	91,375

Carmike Cinemas Inc., Sec. Gtd. Global Notes, 7.38%, 05/15/19	30,000	31,237

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	165,000	183,150

		305,762

Multi-Line Insurance–3.17%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	215,000	232,469

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	45,000	43,903

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	85,000	90,100

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	230,000	234,600

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	165,000	214,142

		815,214

Office Services & Supplies–0.21%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	35,000	33,994

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	20,000	21,250

		55,244

Oil & Gas Equipment & Services–1.14%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	9,000	9,450

Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	110,000	113,575

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	125,000	122,500

SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	45,000	47,348

		292,873

Oil & Gas Exploration & Production–7.25%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	35,000	36,575

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	110,000	116,875

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	20,000	20,350

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	65,000	64,512

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	10,000	9,725

6.63%, 08/15/20	138,000	136,792

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	40,000	41,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–(continued)

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/21	$30,000	$33,525

7.38%, 10/01/20	55,000	61,463

8.25%, 10/01/19	50,000	55,813

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	150,000	130,875

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	45,000	41,400

Laredo Petroleum Inc., Sr. Unsec. Gtd. Notes, 7.38%, 05/01/22(b)	10,000	10,400

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	155,000	159,553

Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/24	15,000	15,366

Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	70,000	74,462

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	40,000	40,200

OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	200,000	178,732

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/19	65,000	65,325

7.63%, 06/01/18	120,000	128,100

QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	55,000	55,344

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	15,000	14,831

5.75%, 06/01/21	105,000	109,987

Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20(b)	50,000	49,875

SM Energy Co.,
Sr. Unsec. Global Notes, 6.50%, 11/15/21	15,000	15,338

6.63%, 02/15/19	70,000	72,100

Sr. Unsec. Notes, 6.50%, 01/01/23(b)	20,000	20,425

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	45,000	47,869

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	55,000	55,000

		1,862,512

Oil & Gas Refining & Marketing–0.77%
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	195,000	198,900

Oil & Gas Storage & Transportation–3.36%
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	60,000	64,500

Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	75,000	73,125

6.13%, 07/15/22	10,000	9,850

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	145,000	150,075

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	95,000	104,856

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	66,000	65,670

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/15/22	45,000	46,631

6.50%, 08/15/21	40,000	41,700

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	60,000	42,000

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	75,000	79,406

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	105,000	109,463

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	20,000	20,025

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	55,000	55,963

		863,264

Packaged Foods & Meats–0.43%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	65,000	67,763

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	40,000	42,300

		110,063

Paper Packaging–0.57%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	145,000	145,363

Paper Products–1.87%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	165,000	166,341

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	75,000	79,312

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	75,000	77,625

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	70,000	44,975

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	110,000	112,475

		480,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Personal Products–0.43%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	$100,000	$111,000

Pharmaceuticals–0.70%
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	100,000	109,500

Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	15,000	16,388

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	50,000	53,250

		179,138

Property & Casualty Insurance–0.27%
XL Group PLC (Ireland), Series E, Jr. Sub. Global Notes, 6.50%(f)	85,000	70,125

Real Estate Services–0.33%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	80,000	84,800

Regional Banks–1.71%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	25,000	23,625

BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	60,000	60,115

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	60,000	62,550

Unsec. Sub. Notes, 7.38%, 12/10/37	150,000	148,500

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	50,000	52,875

Unsec. Sub. Global Notes, 5.13%, 06/15/17	100,000	92,000

		439,665

Research & Consulting Services–0.37%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	90,000	95,625

Semiconductor Equipment–1.02%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	45,000	45,281

7.38%, 05/01/18	100,000	104,500

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	110,000	113,025

		262,806

Semiconductors–0.83%
Freescale Semiconductor Inc.,
Sr. Sec. Gtd. Notes,
9.25%, 04/15/18(b)	109,000	117,720

Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	25,000	24,812

10.75%, 08/01/20	65,000	70,200

		212,732

Specialized Finance–2.81%
Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	35,000	34,562

Aircastle Ltd., Sr. Unsec. Global Notes, 6.75%, 04/15/17	140,000	142,800

7.63%, 04/15/20	20,000	20,400

CIT Group Inc., Sr. Sec. Gtd. Notes, 7.00%, 05/02/17(b)	32,632	32,551

Sr. Unsec. Global Notes, 5.25%, 03/15/18	90,000	93,150

Sr. Unsec. Notes, 5.00%, 05/15/17	20,000	20,600

5.50%, 02/15/19(b)	55,000	56,925

International Lease Finance Corp.,
Sr. Sec. Notes, 6.75%, 09/01/16(b)	45,000	48,347

7.13%, 09/01/18(b)	65,000	72,292

Sr. Unsec. Global Notes, 5.75%, 05/15/16	20,000	20,330

6.25%, 05/15/19	30,000	30,741

8.63%, 09/15/15	75,000	83,175

8.75%, 03/15/17	44,000	49,582

Sr. Unsec. Notes, 8.25%, 12/15/20	15,000	17,222

		722,677

Specialized REIT’s–0.93%
Host Hotels & Resorts L.P.,
Sr. Gtd. Global Notes, 6.00%, 11/01/20	75,000	82,125

Sr. Unsec. Notes, 5.25%, 03/15/22(b)	50,000	51,375

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	45,000	47,138

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	55,000	58,506

		239,144

Specialty Chemicals–0.98%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	105,000	103,556

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	140,000	148,400

		251,956

Specialty Stores–0.23%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	55,000	58,025

Steel–0.32%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 02/25/22	30,000	29,248

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	20,000	19,200

Sr. Unsec. Notes, 7.00%, 02/01/18	35,000	34,737

		83,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount		Value

Systems Software–0.72%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-01/06/11; Cost $227,013)(b)		$225,000	$185,625

Technology Distributors–0.04%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19		10,000	10,350

Tires & Rubber–0.61%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19		75,000	81,000

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 7.00%, 05/15/22		75,000	75,750

			156,750

Trading Companies & Distributors–2.42%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19		110,000	118,250

9.75%, 03/15/20		25,000	27,938

Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)		20,000	21,300

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16		95,000	97,969

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19		45,000	46,687

7.38%, 01/15/21		125,000	133,437

7.50%, 10/15/18		75,000	80,250

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18		40,000	41,800

UR Merger Sub Corp., Sec. Gtd. Notes, 5.75%, 07/15/18(b)		10,000	10,450

Sr. Unsec. Global Notes, 8.25%, 02/01/21		40,000	42,600

			620,681

Wireless Telecommunication Services–5.08%
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)		165,000	149,325

Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(b)(g)		35,000	22,138

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		180,000	173,250

Digicel Group Ltd. (Ireland), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		150,000	152,062

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20		120,000	119,100

7.88%, 09/01/18		65,000	67,722

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		145,000	137,025

Sprint Nextel Corp.,
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)		30,000	31,425

9.00%, 11/15/18(b)		65,000	73,287

Sr. Unsec. Notes, 11.50%, 11/15/21(b)		25,000	28,125

VimpelCom (Russia), Unsec. Loan Participation Notes, 7.75%, 02/02/21(b)		200,000	190,260

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		200,000	163,000

			1,306,719

Total U.S. Dollar Denominated Bonds and Notes (Cost $29,030,441)			22,244,113

Non-U.S. Dollar Denominated Bonds & Notes–7.05%(h)
Canada–0.35%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	85,000	89,959

Czech Republic–0.51%
Central European Media Enterprises Ltd.-REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	50,000	65,127

CET 21 spol sro, Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	50,000	66,549

			131,676

France–0.49%
Europcar Groupe S.A.–REGS, Sr. Sec. Gtd. Floating Rate Euro Bonds, 4.19%, 05/15/13(b)(e)	EUR	100,000	126,618

Italy–0.21%
Lottomatica S.p.A–REGS, Jr. Unsec. Sub. Euro Bonds, 8.25%, 03/31/66(b)	EUR	50,000	55,010

Luxembourg–1.68%
Ardagh Packaging Finance PLC, Sr. Sec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	100,000	127,883

Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	93,896

REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	100,000	93,897

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	90,000	115,521

			431,197

Mexico–0.47%
Cemex Finance Europe B.V., Gtd. Euro Notes, 4.75%, 03/05/14	EUR	100,000	120,453

Poland–0.93%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	50,000	41,100

Eileme 2 AB, Sr. Sec. Gtd. Notes, 11.75%, 01/31/20(b)	EUR	100,000	130,254

TVN Finance Corp II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	50,000	66,391

			237,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

	Principal
	Amount		Value

Spain–1.18%
Cirsa Funding Luxembourg S.A.,
Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	50,000	$51,848

REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	50,000	51,849

Ono Finance II PLC-REGS, Sr. Unsec. Gtd. Euro Notes, 11.13%, 07/15/19(b)	EUR	200,000	199,807

			303,504

United Kingdom–1.23%
Boparan Finance PLC–REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	100,000	133,415

Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	50,000	55,959

R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	100,000	126,144

			315,518

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,950,623)			1,811,680

	Shares
Preferred Stocks–3.85%
Automobile Manufacturers–0.28%
General Motors Co., Series B, $2.38 Conv. Pfd.(d)		2,130	70,716

Consumer Finance–1.44%
Ally Financial, Inc., Series A, 8.50% Pfd.		2,690	61,735

Ally Financial, Inc., Series G, 7.00% Pfd.(b)		264	235,216

GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.		3,025	72,751

			369,702

Diversified Banks–0.25%
Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.		3,335	65,533

Industrial REIT’s–0.11%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		1,045	27,149

Multi-Line Insurance–0.45%
Hartford Financial Services Group Inc., 7.88% Jr. Sub. Pfd.		4,255	115,019

Regional Banks–1.18%
Zions Bancorp., Series C, 9.50% Pfd.		11,600	304,152

Tires & Rubber–0.14%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		855	36,936

Total Preferred Stocks (Cost $954,478)			989,207

Common Stocks & Other Equity Interests–0.19%
Automobile Manufacturers–0.19%
General Motors Co.(d)(i)		1,239	24,433

General Motors Co., Wts. expiring 07/10/16(d)(j)		1,125	12,397

General Motors Co., Wts. expiring 07/10/19(d)(j)		1,125	7,628

Motors Liquidation Co. GUC Trust(d)(i)		311	3,810

Total Common Stocks & Other Equity Interests (Cost $101,219)			48,268

Money Market Funds–0.43%
Liquid Assets Portfolio–Institutional Class(k)		55,175	55,175

Premier Portfolio–Institutional Class(k)		55,174	55,174

Total Money Market Funds (Cost $110,349)			110,349

TOTAL INVESTMENTS–98.07% (Cost $32,147,110)			25,203,617

OTHER ASSETS LESS LIABILITIES–1.93%			495,694

NET ASSETS–100.00%			$25,699,311

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2012 was $8,273,817, which represented 32.19% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at June 30, 2012 was $126,000, which represented 0.49% of the Fund’s Net Assets.
(d)	Acquired as part of the General Motors reorganization.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2012.
(f)	Perpetual bond with no specified maturity date.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Foreign denominated security. Principal amount is denominated in currency indicated.
(i)	Non-income producing security.
(j)	Non-income producing security acquired through a corporate action.
(k)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By credit quality, based on Net Assets
as of June 30, 2012

A	0.9%

BBB	5.5

BB	34.4

B	42.2

CCC	10.3

Not-rated	6.2

Cash	0.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $32,036,761)	$25,093,268

Investments in affiliated money market funds, at value and cost	110,349

Total investments, at value (Cost $32,147,110)	25,203,617

Foreign currencies, at value (Cost $943)	938

Receivable for:
Investments sold	285,171

Fund shares sold	61,291

Dividends and interest	466,910

Foreign currency contracts	55,307

Investment for trustee deferred compensation and retirement plans	5,691

Other assets	2,038

Total assets	26,080,963

Liabilities:
Payable for:
Investments purchased	268,016

Fund shares reacquired	881

Accrued fees to affiliates	14,147

Accrued other operating expenses	90,743

Trustee deferred compensation and retirement plans	7,865

Total liabilities	381,652

Net assets applicable to shares outstanding	$25,699,311

Net assets consist of:
Shares of beneficial interest	$132,145,257

Undistributed net investment income	2,367,350

Undistributed net realized gain (loss)	(101,914,901)

Unrealized appreciation (depreciation)	(6,898,395)

$25,699,311

Net Assets:
Series I	$13,711,551

Series II	$11,987,760

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	11,837,392

Series II	10,361,427

Series I:
Net asset value per share	$1.16

Series II:
Net asset value per share	$1.16

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Interest	$987,056

Dividends	37,296

Dividends from affiliated money market funds	260

Total investment income	1,024,612

Expenses:
Advisory fees	54,741

Administrative services fees	37,898

Custodian fees	5,106

Distribution fees — Series II	15,296

Transfer agent fees	1,339

Trustees’ and officers’ fees and benefits	11,244

Professional services fees	33,388

Other	8,403

Total expenses	167,415

Less: Fees waived	(243)

Net expenses	167,172

Net investment income	857,440

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	316,598

Foreign currencies	(4,794)

Foreign currency contracts	89,181

400,985

Change in net unrealized appreciation (depreciation) of:
Investment securities	1,017,452

Foreign currencies	(612)

Foreign currency contracts	(54,908)

961,932

Net realized and unrealized gain	1,362,917

Net increase in net assets resulting from operations	$2,220,357

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$857,440	$1,769,132

Net realized gain	400,985	1,092,339

Change in net unrealized appreciation (depreciation)	961,932	(2,352,285)

Net increase in net assets resulting from operations	2,220,357	509,186

Distributions to shareholders from net investment income:
Series I	—	(1,187,359)

Series II	—	(1,065,238)

Total distributions from net investment income	—	(2,252,597)

Share transactions–net:
Series I	(871,857)	(1,728,255)

Series II	(1,304,688)	(3,049,386)

Net increase (decrease) in net assets resulting from share transactions	(2,176,545)	(4,777,641)

Net increase (decrease) in net assets	43,812	(6,521,052)

Net assets:
Beginning of period	25,655,499	32,176,551

End of period (includes undistributed net investment income of $2,367,350 and $1,509,910, respectively)	$25,699,311	$25,655,499

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. High Yield Securities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to provide a high level of current income by investing in a diversified portfolio consisting principally of fixed-income securities, which may include both non-convertible and convertible debt securities and preferred stocks. As a secondary objective the Fund will seek capital appreciation, but only when consistent with its primary objective.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued.

Invesco V.I. High Yield Securities Fund

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. High Yield Securities Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.42%

Next $250 million	0.345%

Next $250 million	0.295%

Next $1 billion	0.27%

Next $1 billion	0.245%

Over $3 billion	0.22%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco V.I. High Yield Securities Fund

  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.75% and Series II shares to 2.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $243.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $24,863 for accounting and fund administrative services and reimbursed $13,035 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. High Yield Securities Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$797,589	$350,235	$—	$1,147,824

Corporate Debt Securities	—	20,073,267	0	20,073,267

Foreign Debt Securities	—	3,982,526	—	3,982,526

	797,589	24,406,028	0	25,203,617

Foreign Currency Contracts*	—	47,082	—	47,082

Total Investments	$797,589	$24,453,110	$0	$25,250,699

*	Unrealized appreciation

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign Currency Contracts(a)	$47,082	$—

(a)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts.

Effect of Derivative Instruments for the six months ended June 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency
Contracts*

Realized Gain
Currency risk	$89,181

Change in Unrealized Appreciation (Depreciation)
Currency risk	$(54,908)

Total	$34,273

*	The average notional value of foreign currency contracts outstanding during the period was $1,802,396.

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

08/09/12	RBC Dain Rauscher	EUR	1,163,000	USD	1,518,413	$1,471,331	$47,082

Closed Foreign Currency Contracts
Closed		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain

05/16/12	RBC Dain Rauscher	EUR	7,000	USD	9,139	$8,914	$225

05/24/12	RBC Dain Rauscher	EUR	49,000	USD	63,975	61,746	2,229

06/12/12	RBC Dain Rauscher	EUR	4,000	USD	5,222	4,992	230

06/19/12	RBC Dain Rauscher	EUR	39,000	USD	50,918	49,366	1,552

06/29/12	RBC Dain Rauscher	EUR	101,000	USD	131,865	127,876	3,989

Total closed foreign currency contracts							$8,225

Total foreign currency contracts							$55,307

Currency Abbreviations:
EUR	– Euro
USD	– U.S. Dollar

Invesco V.I. High Yield Securities Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2012	$24,097,705	$—	$24,097,705

December 31, 2013	15,736,680	—	15,736,680

December 31, 2014	6,219,062	—	6,219,062

December 31, 2016	1,794,343	—	1,794,343

December 31, 2017	10,401,018	—	10,401,018

December 31, 2018	43,961,613	—	43,961,613

	$102,210,421	$—	$102,210,421

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $6,218,694 and $7,311,749, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,024,176

Aggregate unrealized (depreciation) of investment securities	(8,293,183)

Net unrealized appreciation (depreciation) of investment securities	$(7,269,007)

Cost of investments for tax purposes is $32,472,624.

Invesco V.I. High Yield Securities Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	616,415	$691,903	692,930	$784,581

Series II	154,593	176,319	139,366	158,013

Issued as reinvestment of dividends:
Series I	—	—	1,164,078	1,187,359

Series II	—	—	1,044,351	1,065,238

Reacquired:
Series I	(1,378,414)	(1,563,760)	(3,232,497)	(3,700,195)

Series II	(1,310,145)	(1,481,007)	(3,722,675)	(4,272,637)

Net increase (decrease) in share activity	(1,917,551)	$(2,176,545)	(3,914,447)	$(4,777,641)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 93% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$1.06	$0.04	$0.06	$0.10	$—	$1.16	9.43%	$13,712	1.17	%(d)	1.17	%(d)	6.70	%(d)	24%
Year ended 12/31/11	1.15	0.07	(0.06)	0.01	(0.10)	1.06	1.10	13,403	1.67		1.67		6.24		63
Year ended 12/31/10	1.13	0.08	0.04	0.12	(0.10)	1.15	10.19	16,049	1.97		1.98		7.37		116
Year ended 12/31/09	0.85	0.09	0.27	0.36	(0.08)	1.13	44.56	16,824	1.74	(e)	1.75	(e)	8.76	(e)	75
Year ended 12/31/08	1.13	0.07	(0.33)	(0.26)	(0.02)	0.85	(23.13)	13,226	1.48	(e)	1.48	(e)	6.90	(e)	44
Year ended 12/31/07	1.16	0.08	(0.03)	0.05	(0.08)	1.13	4.17	21,625	1.18		1.18		6.48		26

Series II
Six months ended 06/30/12	1.06	0.04	0.06	0.10	—	1.16	9.43	11,988	1.42	(d)	1.42	(d)	6.45	(d)	24
Year ended 12/31/11	1.15	0.07	(0.06)	0.01	(0.10)	1.06	0.77	12,252	1.92		1.92		5.99		63
Year ended 12/31/10	1.13	0.08	0.03	0.11	(0.09)	1.15	10.36	16,128	2.22		2.23		7.12		116
Year ended 12/31/09	0.85	0.08	0.28	0.36	(0.08)	1.13	44.27	16,723	1.99	(e)	2.00	(e)	8.51	(e)	75
Year ended 12/31/08	1.13	0.07	(0.33)	(0.26)	(0.02)	0.85	(23.20)	13,973	1.73	(e)	1.73	(e)	6.65	(e)	44
Year ended 12/31/07	1.16	0.07	(0.03)	0.04	(0.07)	1.13	3.90	24,433	1.43		1.43		6.23		26

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $13,906 and $12,304 for Series I and Series II shares, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios are 0.01% and less than 0.005% for the years ended December 31, 2009 and 2008, respectively.

Invesco V.I. High Yield Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Series I	$1,000.00	$1,094.30	$6.09	$1,019.05	$5.87	1.17%

Series II	1,000.00	1,094.30	7.39	1,017.80	7.12	1.42

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. High Yield Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. High Yield Securities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years

Invesco V.I. High Yield Securities Fund

to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – High Current Yield Funds Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one and three year periods and above the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rates of two mutual funds and the same as the rate of one mutual fund managed by Invesco Advisers with comparable investment strategies. The Board also noted that Invesco Advisers sub-advises an off-shore fund with comparable investment strategies, which had an effective fee rate higher than the Fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that although Invesco Advisers received a minimal amount of revenues from advising the Fund, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. High Yield Securities Fund

Invesco V.I. International Growth Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIIGR-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	4.44%

Series II Shares	4.33

MSCI EAFE Index▼ (Broad Market Index)	2.96

MSCI EAFE Growth Index▼ (Style-Specific Index)	3.86

Lipper VUF International Growth Funds Index▼ (Peer Group Index)	5.33

Source(s): ▼Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East.
     The Lipper VUF International Growth Funds Index is an unmanaged index considered representative of international growth variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.03% and 1.28%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. International Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (5/5/93)		7.04%

10	Years	7.51

5	Years	-2.08

1	Year	-8.66

Series II Shares

Inception (9/19/01)		7.38%

10	Years	7.23

5	Years	-2.32

1	Year	-8.87

Invesco V.I. International Growth Fund

Schedule of Investments

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.47%
Australia–5.20%
BHP Billiton Ltd.	390,290	$12,725,839

Brambles Ltd.	2,829,543	17,952,138

CSL Ltd.	459,057	18,624,070

WorleyParsons Ltd.	682,879	17,742,635

		67,044,682

Belgium–2.23%
Anheuser-Busch InBev N.V.	370,351	28,771,644

Brazil–1.64%
Banco Bradesco S.A.–ADR	1,418,752	21,096,842

Canada–7.62%
Agrium Inc.	135,042	11,968,215

Canadian National Railway Co.	132,235	11,183,021

Canadian Natural Resources Ltd.	258,986	6,947,164

Cenovus Energy Inc.	327,688	10,418,682

CGI Group Inc.–Class A(a)	506,789	12,180,657

Fairfax Financial Holdings Ltd.	29,724	11,769,898

Potash Corp. of Saskatchewan Inc.	320,458	14,006,857

Suncor Energy, Inc.	683,037	19,751,114

		98,225,608

China–1.91%
Baidu, Inc.–ADR(a)	7,893	907,537

CNOOC Ltd.	5,189,000	10,467,650

Industrial & Commercial Bank of China Ltd.–Class H	23,688,000	13,245,654

		24,620,841

Denmark–1.22%
Novo Nordisk A.S.–Class B	109,027	15,762,052

France–6.16%
Cap Gemini S.A.	265,046	9,763,733

Cie Generale des Etablissements Michelin	107,014	6,994,240

Danone S.A.	192,391	11,925,235

Eutelsat Communications S.A.	279,671	8,581,850

L’Oreal S.A.	71,492	8,368,844

Publicis Groupe S.A.	305,520	13,961,978

Schneider Electric S.A.	231,031	12,863,599

Total S.A.	153,686	6,930,788

		79,390,267

Germany–5.75%
Adidas AG	257,859	18,481,231

Fresenius Medical Care AG & Co. KGaA	205,309	14,521,778

SAP AG	403,023	23,783,012

Volkswagen AG (Preference)	109,846	17,403,434

		74,189,455

Hong Kong–3.05%
China Mobile Ltd.	1,473,500	16,194,414

Galaxy Entertainment Group Ltd.(a)	4,016,000	10,087,359

Hutchison Whampoa Ltd.	1,508,000	13,042,438

		39,324,211

Ireland–1.64%
Shire PLC	261,358	7,511,372

WPP PLC	1,121,370	13,629,038

		21,140,410

Israel–1.54%
Teva Pharmaceutical Industries Ltd.–ADR	504,498	19,897,401

Japan–8.35%
Canon Inc.	480,400	19,235,340

Denso Corp.	474,700	16,162,037

Fanuc Corp.	61,100	10,037,934

Keyence Corp.	59,700	14,763,963

Komatsu Ltd.	298,337	7,150,083

Nidec Corp.	116,895	8,864,123

Toyota Motor Corp.	375,800	15,145,890

Yamada Denki Co., Ltd.	318,730	16,267,055

		107,626,425

Mexico–3.92%
America Movil S.A.B de C.V.–Series L–ADR	796,605	20,759,526

Fomento Economico Mexicano, S.A.B. de C.V.–ADR	157,269	14,036,258

Grupo Televisa S.A.B.–ADR	735,239	15,792,934

		50,588,718

Netherlands–2.13%
Koninklijke Ahold N.V.	724,278	8,968,434

Unilever N.V.	463,811	15,512,909

VimpelCom Ltd.–ADR	370,906	3,008,047

		27,489,390

Russia–0.56%
Gazprom OAO–ADR	761,681	7,210,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

	Shares	Value

Singapore–2.57%
Keppel Corp. Ltd.	2,128,661	$17,441,763

United Overseas Bank Ltd.	1,052,000	15,632,695

		33,074,458

South Korea–2.43%
Hyundai Mobis	63,177	15,292,922

NHN Corp.	73,131	16,036,992

		31,329,914

Spain–1.06%
Amadeus IT Holding S.A.–Class A	642,919	13,605,484

Sweden–2.88%
Investment AB Kinnevik–Class B	361,478	7,253,298

Swedbank AB–Class A	884,145	13,968,192

Telefonaktiebolaget LM Ericsson–Class B	1,037,795	9,450,033

Volvo A.B.–Class B	560,471	6,414,402

		37,085,925

Switzerland–6.96%
ABB Ltd.(a)	628,759	10,255,545

Julius Baer Group Ltd.(a)	317,417	11,485,840

Nestle S.A.	323,613	19,292,795

Novartis AG	239,390	13,345,428

Roche Holding AG	93,068	16,056,785

Syngenta AG	56,421	19,250,027

		89,686,420

Taiwan–1.22%
Taiwan Semiconductor Manufacturing Co. Ltd.–ADR	1,124,595	15,699,346

Turkey–0.87%
Akbank T.A.S.	3,066,436	11,261,071

United Kingdom–18.56%
BG Group PLC	952,273	19,490,327

British American Tobacco PLC	403,817	20,552,938

British Sky Broadcasting Group PLC	989,236	10,790,474

Centrica PLC	2,351,273	11,721,140

Compass Group PLC	2,825,016	29,631,285

GlaxoSmithKline PLC	424,753	9,631,321

Imperial Tobacco Group PLC	656,346	25,253,452

Informa PLC	1,690,787	10,109,735

Kingfisher PLC	4,238,605	19,164,301

Next PLC	353,916	17,746,047

Pearson PLC	533,422	10,594,013

Reed Elsevier PLC	2,730,288	21,902,962

Royal Dutch Shell PLC–Class B	472,011	16,472,747

Smith & Nephew PLC	1,128,984	11,301,125

Tesco PLC	993,848	4,830,796

		239,192,663

Total Common Stocks & Other Equity Interests (Cost $924,425,134)		1,153,313,389

Money Market Funds–9.71%
Liquid Assets Portfolio–Institutional Class(b)	62,593,574	62,593,574

Premier Portfolio–Institutional Class(b)	62,593,574	62,593,574

Total Money Market Funds (Cost $125,187,148)		125,187,148

TOTAL INVESTMENTS–99.18% (Cost $1,049,612,282)		1,278,500,537

OTHER ASSETS LESS LIABILITIES–0.82%		10,627,129

NET ASSETS–100.00%		$1,289,127,666

Investment Abbreviations:

ADR	– American Depositary Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Consumer Discretionary	22.3%

Consumer Staples	12.2

Information Technology	10.5

Health Care	9.8

Energy	9.0

Industrials	9.0

Financials	8.2

Materials	4.5

Telecommunication Services	3.1

Utilities	0.9

Money Market Funds Plus Other Assets Less Liabilities	10.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $924,425,134)	$1,153,313,389

Investments in affiliated money market funds, at value and cost	125,187,148

Total investments, at value (Cost $1,049,612,282)	1,278,500,537

Foreign currencies, at value (Cost $947,760)	937,035

Receivable for:
Investments sold	6,974,433

Fund shares sold	1,401,466

Dividends	5,916,755

Investment for trustee deferred compensation and retirement plans	68,566

Other assets	190

Total assets	1,293,798,982

Liabilities:
Payable for:
Investments purchased	881,877

Fund shares reacquired	2,261,723

Accrued fees to affiliates	1,213,059

Accrued other operating expenses	113,753

Trustee deferred compensation and retirement plans	200,904

Total liabilities	4,671,316

Net assets applicable to shares outstanding	$1,289,127,666

Net assets consist of:
Shares of beneficial interest	$1,272,606,598

Undistributed net investment income	31,854,941

Undistributed net realized gain (loss)	(244,479,317)

Unrealized appreciation	229,145,444

$1,289,127,666

Net Assets:
Series I	$569,263,617

Series II	$719,864,049

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	20,671,808

Series II	26,460,220

Series I:
Net asset value per share	$27.54

Series II:
Net asset value per share	$27.21

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,952,198)	$20,556,359

Dividends from affiliated money market funds	81,375

Total investment income	20,637,734

Expenses:
Advisory fees	4,473,112

Administrative services fees	1,670,578

Custodian fees	145,962

Distribution fees — Series II	854,183

Transfer agent fees	29,314

Trustees’ and officers’ fees and benefits	34,228

Other	(454)

Total expenses	7,206,923

Less: Fees waived	(84,344)

Net expenses	7,122,579

Net investment income	13,515,155

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	14,275,410

Foreign currencies	(246,689)

14,028,721

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $52,335)	20,969,569

Foreign currencies	(3,190)

20,966,379

Net realized and unrealized gain	34,995,100

Net increase in net assets resulting from operations	$48,510,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$13,515,155	$19,119,924

Net realized gain	14,028,721	53,816,330

Change in net unrealized appreciation (depreciation)	20,966,379	(159,536,857)

Net increase (decrease) in net assets resulting from operations	48,510,255	(86,600,603)

Distributions to shareholders from net investment income:
Series I	—	(8,703,100)

Series II	—	(6,565,728)

Total distributions from net investment income	—	(15,268,828)

Share transactions–net:
Series I	1,739,005	6,595,238

Series II	87,466,496	90,856,363

Net increase in net assets resulting from share transactions	89,205,501	97,451,601

Net increase (decrease) in net assets	137,715,756	(4,417,830)

Net assets:
Beginning of period	1,151,411,910	1,155,829,740

End of period (includes undistributed net investment income of $31,854,941 and $18,339,786, respectively)	$1,289,127,666	$1,151,411,910

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. International Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. International Growth Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. International Growth Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.75%

Over $250 million	0.70%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses to 1.11% and 1.36% of average daily net assets for Series I and Series II shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

Invesco V.I. International Growth Fund

  For the six months ended June 30, 2012, the Adviser waived advisory fees of $84,344.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $149,904 for accounting and fund administrative services and reimbursed $1,520,674 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2012, there were transfers from Level 1 to Level 2 of $442,750,192 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$—	$67,044,682	$—	$67,044,682

Belgium	—	28,771,644	—	28,771,644

Brazil	21,096,842	—	—	21,096,842

Canada	98,225,608	—	—	98,225,608

China	907,537	23,713,304	—	24,620,841

Denmark	—	15,762,052	—	15,762,052

France	20,507,085	58,883,182	—	79,390,267

Germany	—	74,189,455	—	74,189,455

Hong Kong	—	39,324,211	—	39,324,211

Ireland	—	21,140,410	—	21,140,410

Israel	19,897,401	—	—	19,897,401

Japan	—	107,626,425	—	107,626,425

Mexico	50,588,718	—	—	50,588,718

Netherlands	3,008,047	24,481,343	—	27,489,390

Russia	—	7,210,162	—	7,210,162

Singapore	—	33,074,458	—	33,074,458

Invesco V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total

South Korea	$—	$31,329,914	$—	$31,329,914

Spain	—	13,605,484	—	13,605,484

Sweden	9,450,033	27,635,892	—	37,085,925

Switzerland	—	89,686,420	—	89,686,420

Taiwan	15,699,346	—	—	15,699,346

Turkey	—	11,261,071	—	11,261,071

United Kingdom	10,790,474	228,402,189	—	239,192,663

United States	125,187,148	—	—	125,187,148

Total Investments	$375,358,239	$903,142,298	$—	$1,278,500,537

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2016	$55,375,763	$—	$55,375,763

December 31, 2017	143,189,697	—	143,189,697

December 31, 2018	37,802,555	—	37,802,555

	$236,368,015	$—	$236,368,015

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 2, 2011, the date of the reorganization of Invesco Van Kampen V.I. International Growth Equity Fund into the Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

Invesco V.I. International Growth Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $201,415,847 and $141,704,030, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$248,453,141

Aggregate unrealized (depreciation) of investment securities	(41,704,909)

Net unrealized appreciation of investment securities	$206,748,232

Cost of investments for tax purposes is $1,071,752,305.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	2,555,416	$71,767,108	4,674,557	$132,444,153

Series II	4,804,794	132,052,665	5,695,478	157,043,118

Issued as reinvestment of dividends:
Series I	—	—	292,246	8,703,100

Series II	—	—	222,492	6,565,728

Issued in connection with acquisitions:(b)
Series I	—	—	426	13,190

Series II	—	—	1,107,888	34,002,342

Reacquired:
Series I	(2,521,112)	(70,028,103)	(4,761,021)	(134,565,205)

Series II	(1,628,672)	(44,586,169)	(3,833,060)	(106,754,825)

Net increase in share activity	3,210,426	$89,205,501	3,399,006	$97,451,601

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the open of business on May 2, 2011, the Fund acquired all the net assets of Invesco Van Kampen V.I. International Growth Equity Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 1,108,314 shares of the Fund for 3,524,810 shares outstanding of the Target Fund as of the close of business on April 29, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 29, 2011. The Target Fund’s net assets at that date of $34,015,533, including $7,388,865 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,248,419,884. The net assets of the Fund immediately following the acquisition were $1,282,435,417.

The pro forma results of operations for the year ended December 31, 2011, assuming the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$19,406,572

Net realized/unrealized gains (losses)	(102,914,763)

Change in net assets resulting from operations	$(83,508,191)

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since May 2, 2011.

Invesco V.I. International Growth Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$26.37	$0.32	$0.85	$1.17	$—	$—	$—	$27.54	4.44%	$569,264	1.00	%(d)	1.01	%(d)	2.28	%(d)	12%
Year ended 12/31/11	28.69	0.50	(2.38)	(1.88)	(0.44)	—	(0.44)	26.37	(6.74)	544,143	1.02		1.03		1.75		26
Year ended 12/31/10	26.01	0.38	2.92	3.30	(0.62)	—	(0.62)	28.69	12.86	586,219	1.03		1.04		1.46		38
Year ended 12/31/09	19.49	0.32	6.55	6.87	(0.35)	—	(0.35)	26.01	35.24	556,883	1.02		1.04		1.47		27
Year ended 12/31/08	33.63	0.54	(14.16)	(13.62)	(0.15)	(0.37)	(0.52)	19.49	(40.38)	446,437	1.05		1.06		1.96		44
Year ended 12/31/07	29.44	0.34	3.98	4.32	(0.13)	—	(0.13)	33.63	14.68	792,779	1.06		1.07		1.06		20

Series II
Six months ended 06/30/12	26.08	0.28	0.85	1.13	—	—	—	27.21	4.33	719,864	1.25	(d)	1.26	(d)	2.03	(d)	12
Year ended 12/31/11	28.35	0.42	(2.36)	(1.94)	(0.33)	—	(0.33)	26.08	(6.99)	607,269	1.27		1.28		1.50		26
Year ended 12/31/10	25.63	0.31	2.89	3.20	(0.48)	—	(0.48)	28.35	12.61	569,610	1.28		1.29		1.21		38
Year ended 12/31/09	19.23	0.27	6.44	6.71	(0.31)	—	(0.31)	25.63	34.91	1,500,514	1.27		1.29		1.22		27
Year ended 12/31/08	33.24	0.45	(13.96)	(13.51)	(0.13)	(0.37)	(0.50)	19.23	(40.55)	793,365	1.30		1.31		1.71		44
Year ended 12/31/07	29.16	0.26	3.94	4.20	(0.12)	—	(0.12)	33.24	14.41	745,206	1.31		1.32		0.81		20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $23,376,285 and sold of $8,831,296 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. International Growth Equity Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $580,096 and $687,101 for Series I and Series II shares, respectively.

Invesco V.I. International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Series I	$1,000.00	$1,044.40	$5.08	$1,019.89	$5.02	1.00%

Series II	1,000.00	1,043.30	6.35	1,018.65	6.27	1.25

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. International Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. International Growth Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided

Invesco V.I. International Growth Fund

by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – International Growth Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of the performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. International Growth Fund

Invesco V.I. Mid Cap Core Equity Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIMCCE-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	4.33%

Series II Shares	4.10

S&P 500 Index▼ (Broad Market Index)	9.49

Russell Midcap Index▼ (Style-Specific Index)	7.97

Lipper VUF Mid-Cap Core Funds Index▼ (Peer Group Index)	7.39

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (9/10/01)		6.03%

10	Years	5.98

5	Years	0.64

1	Year	-8.18

Series II Shares

Inception (9/10/01)		5.77%

10	Years	5.72

5	Years	0.39

1	Year	-8.48

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.03% and 1.28%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Mid Cap Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. Mid Cap Core Equity Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks–77.85%
Aerospace & Defense–1.44%
Exelis Inc.	223,686	$2,205,544

Moog Inc.–Class A(b)	78,143	3,231,213

		5,436,757

Apparel Retail–1.53%
Citi Trends Inc.(b)	102,179	1,577,644

Guess?, Inc.	138,331	4,201,112

		5,778,756

Application Software–2.08%
Adobe Systems Inc.(b)	241,972	7,832,634

Asset Management & Custody Banks–1.95%
Legg Mason, Inc.	64,877	1,710,806

Northern Trust Corp.	122,726	5,647,851

		7,358,657

Auto Parts & Equipment–0.80%
Tenneco Inc.(b)	112,467	3,016,365

Brewers–3.13%
Boston Beer Company, Inc. (The)–Class A(b)	30,322	3,668,962

Molson Coors Brewing Co.–Class B	196,101	8,159,763

		11,828,725

Communications Equipment–2.07%
Juniper Networks, Inc.(b)	132,318	2,158,106

Polycom, Inc.(b)	196,765	2,069,968

Research In Motion Ltd. (Canada)(b)	214,148	1,582,554

Tellabs, Inc.	605,607	2,016,671

		7,827,299

Computer & Electronics Retail–1.11%
GameStop Corp.–Class A	228,481	4,194,911

Computer Storage & Peripherals–1.03%
NetApp, Inc.(b)	122,501	3,897,982

Construction & Engineering–0.82%
Chicago Bridge & Iron Co. N.V.–New York Shares	81,227	3,083,377

Construction & Farm Machinery & Heavy Trucks–2.18%
Navistar International Corp.(b)	116,213	3,296,963

Terex Corp.(b)	275,691	4,915,570

		8,212,533

Construction Materials–0.92%
CRH PLC (Ireland)	180,903	3,475,377

Data Processing & Outsourced Services–1.18%
Western Union Co. (The)	265,008	4,462,735

Department Stores–0.73%
Macy’s, Inc.	80,121	2,752,156

Diversified Chemicals–1.00%
Huntsman Corp.	292,877	3,789,828

Diversified Metals & Mining–0.32%
Compass Minerals International, Inc.	16,021	1,222,082

Electric Utilities–0.58%
Edison International	47,596	2,198,935

Electronic Components–1.76%
Amphenol Corp.–Class A	91,232	5,010,461

Dolby Laboratories Inc.–Class A(b)	39,476	1,630,359

		6,640,820

Electronic Equipment & Instruments–0.44%
Checkpoint Systems, Inc.(b)	188,594	1,642,654

Electronic Manufacturing Services–0.82%
Molex Inc.	128,999	3,088,236

Environmental & Facilities Services–1.16%
Republic Services, Inc.	165,020	4,366,429

Food Retail–0.61%
Safeway Inc.	127,620	2,316,303

General Merchandise Stores–2.51%
Big Lots, Inc.(b)	145,714	5,943,674

Family Dollar Stores, Inc.	53,180	3,535,406

		9,479,080

Gold–0.95%
Agnico-Eagle Mines Ltd. (Canada)	60,259	2,438,079

Kinross Gold Corp. (Canada)	140,000	1,141,000

		3,579,079

Health Care Equipment–1.19%
Boston Scientific Corp.(b)	512,227	2,904,327

Olympus Corp. (Japan)(b)	97,900	1,587,716

		4,492,043

Health Care Facilities–0.48%
VCA Antech, Inc.(b)	82,183	1,806,382

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Health Care Services–2.62%
DaVita, Inc.(b)	28,511	$2,800,065

Laboratory Corp. of America Holdings(b)	36,264	3,358,409

Quest Diagnostics Inc.	62,030	3,715,597

		9,874,071

Homebuilding–0.64%
D.R. Horton, Inc.	132,409	2,433,677

Industrial Conglomerates–0.56%
Koninklijke Philips Electronics N.V. (Netherlands)	107,181	2,117,848

Industrial Machinery–2.24%
Ingersoll-Rand PLC	37,974	1,601,743

ITT Corp.	89,047	1,567,227

SPX Corp.	31,606	2,064,504

Xylem, Inc.	127,752	3,215,518

		8,448,992

Insurance Brokers–1.24%
Marsh & McLennan Cos., Inc.	145,297	4,682,922

Investment Banking & Brokerage–0.86%
Charles Schwab Corp. (The)	250,884	3,243,930

Life & Health Insurance–1.37%
Torchmark Corp.	102,154	5,163,885

Life Sciences Tools & Services–2.14%
Agilent Technologies, Inc.	130,886	5,135,967

Life Technologies Corp.(b)	64,990	2,923,900

		8,059,867

Managed Health Care–0.88%
Aetna Inc.	85,794	3,326,233

Marine–0.69%
Kirby Corp.(b)	55,181	2,597,922

Multi-Sector Holdings–0.41%
PICO Holdings, Inc.(b)	69,441	1,556,173

Office Services & Supplies–1.25%
Pitney Bowes Inc.	313,891	4,698,948

Oil & Gas Drilling–1.06%
Transocean Ltd.	89,661	4,010,537

Oil & Gas Equipment & Services–3.53%
Cameron International Corp.(b)	62,789	2,681,718

CARBO Ceramics Inc.	32,148	2,466,716

ShawCor Ltd.–Class A (Canada)	48,613	1,759,541

Weatherford International Ltd.(b)	509,144	6,430,489

		13,338,464

Oil & Gas Exploration & Production–2.22%
Newfield Exploration Co.(b)	119,236	3,494,807

Southwestern Energy Co.(b)	57,458	1,834,634

Talisman Energy Inc. (Canada)	265,039	3,038,017

		8,367,458

Packaged Foods & Meats–3.98%
JM Smucker Co. (The)	51,757	3,908,689

Kellogg Co.	128,492	6,338,510

McCormick & Co., Inc.	78,927	4,786,923

		15,034,122

Personal Products–0.59%
Avon Products, Inc.	138,269	2,241,341

Pharmaceuticals–1.20%
Endo Health Solutions Inc.(b)	69,551	2,154,690

Warner Chilcott PLC–Class A(b)	131,644	2,359,060

		4,513,750

Property & Casualty Insurance–1.37%
Progressive Corp. (The)	247,514	5,155,717

Restaurants–1.17%
Darden Restaurants, Inc.	87,582	4,434,277

Semiconductors–3.71%
Linear Technology Corp.	247,183	7,744,243

Microchip Technology Inc.	75,218	2,488,212

Xilinx, Inc.	111,817	3,753,697

		13,986,152

Soft Drinks–1.95%
Dr. Pepper Snapple Group, Inc.	168,146	7,356,388

Specialized Finance–0.82%
Moody’s Corp.	85,062	3,109,016

Specialty Chemicals–2.82%
International Flavors & Fragrances Inc.	89,648	4,912,710

Sigma-Aldrich Corp.	77,547	5,733,050

		10,645,760

Steel–0.64%
Allegheny Technologies, Inc.	75,368	2,403,486

Systems Software–3.40%
CA, Inc.	120,644	3,268,246

Symantec Corp.(b)	653,710	9,550,703

		12,818,949

Thrifts & Mortgage Finance–1.18%
People’s United Financial Inc.	383,692	4,454,664

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Trucking–0.52%
Con-way Inc.	54,718	$1,975,867

Total Common Stocks (Cost $270,297,810)		293,830,551

Money Market Funds–22.25%
Liquid Assets Portfolio–Institutional Class(c)	41,981,688	41,981,688

Premier Portfolio–Institutional Class(c)	41,981,688	41,981,688

Total Money Market Funds (Cost $83,963,376)		83,963,376

TOTAL INVESTMENTS–100.10% (Cost $354,261,186)		377,793,927

OTHER ASSETS LESS LIABILITIES–(0.10)%		(386,071)

NET ASSETS–100.00%		$377,407,856

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Information Technology	16.5%

Industrials	10.8

Consumer Staples	10.3

Financials	9.2

Consumer Discretionary	8.5

Health Care	8.5

Energy	6.8

Materials	6.7

Utilities	0.6

Money Market Funds Plus Other Assets Less Liabilities	22.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $270,297,810)	$293,830,551

Investments in affiliated money market funds, at value and cost	83,963,376

Total investments, at value (Cost $354,261,186)	377,793,927

Receivable for:
Fund shares sold	50,835

Dividends	356,887

Investment for trustee deferred compensation and retirement plans	30,640

Total assets	378,232,289

Liabilities:
Payable for:
Investments purchased	150,638

Fund shares reacquired	254,443

Accrued fees to affiliates	295,656

Accrued other operating expenses	27,964

Trustee deferred compensation and retirement plans	95,732

Total liabilities	824,433

Net assets applicable to shares outstanding	$377,407,856

Net assets consist of:
Shares of beneficial interest	$328,085,332

Undistributed net investment income	470,991

Undistributed net realized gain	25,318,792

Unrealized appreciation	23,532,741

$377,407,856

Net Assets:
Series I	$301,366,508

Series II	$76,041,348

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	24,995,331

Series II	6,368,456

Series I:
Net asset value per share	$12.06

Series II:
Net asset value per share	$11.94

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $6,111)	$2,469,317

Dividends from affiliated money market funds	62,465

Total investment income	2,531,782

Expenses:
Advisory fees	1,468,231

Administrative services fees	552,083

Custodian fees	15,495

Distribution fees — Series II	95,407

Transfer agent fees	32,391

Trustees’ and officers’ fees and benefits	18,629

Other	46,832

Total expenses	2,229,068

Less: Fees waived	(64,652)

Net expenses	2,164,416

Net investment income	367,366

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $8,192)	24,758,660

Foreign currencies	(16,150)

24,742,510

Change in net unrealized appreciation (depreciation) of:
Investment securities	(7,771,953)

Foreign currencies	189

(7,771,764)

Net realized and unrealized gain	16,970,746

Net increase in net assets resulting from operations	$17,338,112

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$367,366	$193,399

Net realized gain	24,742,510	34,284,773

Change in net unrealized appreciation (depreciation)	(7,771,764)	(61,222,115)

Net increase (decrease) in net assets resulting from operations	17,338,112	(26,743,943)

Distributions to shareholders from net investment income:
Series I	—	(1,052,469)

Series II	—	(54,708)

Total distributions from net investment income	—	(1,107,177)

Share transactions–net:
Series I	(35,608,689)	(66,537,862)

Series II	8,380,428	8,287,414

Net increase (decrease) in net assets resulting from share transactions	(27,228,261)	(58,250,448)

Net increase (decrease) in net assets	(9,890,149)	(86,101,568)

Net assets:
Beginning of period	387,298,005	473,399,573

End of period (includes undistributed net investment income of $470,991 and $103,625, respectively)	$377,407,856	$387,298,005

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Mid Cap Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Mid Cap Core Equity Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Mid Cap Core Equity Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.725%

Next $500 million	0.70%

Next $500 million	0.675%

Over $1.5 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

Invesco V.I. Mid Cap Core Equity Fund

  For the six months ended June 30, 2012, the Adviser waived advisory fees of $64,652.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $51,551 for accounting and fund administrative services and reimbursed $500,532 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$370,612,986	$7,180,941	$—	$377,793,927

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2012, the Fund engaged in securities purchases of $986,595 and securities sales of $36,565, which resulted in net realized gains of $8,192.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. Mid Cap Core Equity Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund did not have a capital loss carryforward as of December 31, 2011.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $95,316,359 and $132,199,780, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$38,675,719

Aggregate unrealized (depreciation) of investment securities	(17,782,657)

Net unrealized appreciation of investment securities	$20,893,062

Cost of investments for tax purposes is $356,900,865.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	942,261	$11,623,837	2,474,245	$30,771,619

Series II	1,708,951	20,960,032	3,309,461	40,140,590

Issued as reinvestment of dividends:
Series I	—	—	98,178	1,052,469

Series II	—	—	5,142	54,708

Reacquired:
Series I	(3,800,274)	(47,232,526)	(7,967,805)	(98,361,950)

Series II	(1,026,153)	(12,579,604)	(2,643,335)	(31,907,884)

Net increase (decrease) in share activity	(2,175,215)	$(27,228,261)	(4,724,114)	$(58,250,448)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Mid Cap Core Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset	Net		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	gains	distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I
Six months ended 06/30/12	$11.56	$0.01	(c)	$0.49	$0.50	$—	$—	$—	$12.06	4.33%	$301,367	1.02	%(d)	1.05	%(d)	0.23	%(d)	30%
Year ended 12/31/11	12.39	0.01	(c)	(0.80)	(0.79)	(0.04)	—	(0.04)	11.56	(6.38)	322,102	1.01		1.03		0.08		57
Year ended 12/31/10	10.92	0.03	(c)	1.50	1.53	(0.06)	—	(0.06)	12.39	14.11	411,812	1.01		1.03		0.27		61
Year ended 12/31/09	8.59	0.06	(c)	2.53	2.59	(0.13)	(0.13)	(0.26)	10.92	30.21	432,233	1.02		1.04		0.60		41
Year ended 12/31/08	14.57	0.14	(c)	(4.33)	(4.19)	(0.22)	(1.57)	(1.79)	8.59	(28.52)	352,788	1.01		1.04		1.05		62
Year ended 12/31/07	13.52	0.19		1.11	1.30	(0.04)	(0.21)	(0.25)	14.57	9.55	585,608	1.00		1.01		1.23		62

Series II
Six months ended 06/30/12	11.47	(0.00	)(c)	0.47	0.47	—	—	—	11.94	4.10	76,041	1.27	(d)	1.30	(d)	(0.02	)(d)	30
Year ended 12/31/11	12.28	(0.02	)(c)	(0.78)	(0.80)	(0.01)	—	(0.01)	11.47	(6.50)	65,196	1.26		1.28		(0.17)		57
Year ended 12/31/10	10.83	0.00	(c)	1.49	1.49	(0.04)	—	(0.04)	12.28	13.78	61,587	1.26		1.28		0.02		61
Year ended 12/31/09	8.52	0.03	(c)	2.51	2.54	(0.10)	(0.13)	(0.23)	10.83	29.85	56,129	1.27		1.29		0.35		41
Year ended 12/31/08	14.45	0.10	(c)	(4.28)	(4.18)	(0.18)	(1.57)	(1.75)	8.52	(28.68)	48,489	1.26		1.29		0.80		62
Year ended 12/31/07	13.42	0.13		1.12	1.25	(0.01)	(0.21)	(0.22)	14.45	9.29	79,079	1.25		1.26		0.98		62

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $330,510 and $76,745 for Series I and Series II shares, respectively.

Invesco V.I. Mid Cap Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Series I	$1,000.00	$1,043.30	$5.19	$1,019.78	$5.13	1.02%

Series II	1,000.00	1,041.00	6.45	1,018.54	6.38	1.27

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Mid Cap Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Mid Cap Core Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

Invesco V.I. Mid Cap Core Equity Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Mid-Cap Core Funds Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of the performance universe for the one year period, the fifth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was above the effective fee rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Money Market Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VIMKT-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

About your Fund

Invesco V.I. Money Market Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.

Invesco V.I. Money Market Fund

Schedule of Investments

June 30, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–48.96%(a)
Asset-Backed Securities–Commercial Loans/Leases–6.20%
Atlantis One Funding Corp.(b)(c)	0.22%	07/03/12	$10,000	$9,999,878

Asset-Backed Securities–Consumer Receivables–2.48%
Old Line Funding, LLC(b)	0.24%	08/01/12	4,000	3,999,173

Asset-Backed Securities–Fully Supported Bank–11.15%
Aspen Funding Corp. (CEP-Deutsche Bank AG)(b)(c)	0.27%	07/02/12	10,000	9,999,925

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank)(b)(c)	0.50%	07/02/12	8,000	7,999,889

				17,999,814

Asset-Backed Securities–Trade Receivables–4.36%
Market Street Funding LLC(b)	0.23%	07/20/12	7,045	7,044,145

Diversified Banks–22.91%
Bank of Montreal(c)	0.18%	07/03/12	4,000	3,999,960

Bank of Montreal(c)	0.32%	12/03/12	5,000	4,993,122

BNZ International Funding Ltd.(b)(c)	0.27%	09/07/12	10,000	9,994,900

Societe Generale North America, Inc.(c)	0.22%	07/02/12	8,000	7,999,951

Standard Chartered Bank(b)(c)	0.29%	09/12/12	10,000	9,994,120

				36,982,053

Other Diversified Financial Services–1.86%
General Electric Capital Corp.	0.28%	08/02/12	3,000	2,999,253

Total Commercial Paper (Cost $79,024,316)				79,024,316

Variable Rate Demand Notes–13.16%(d)
Credit Enhanced–13.16%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	10/01/33	4,740	4,740,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	12/01/28	3,500	3,500,000

Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	10/01/25	1,000	1,000,000

Connecticut (State of) Development Authority (Northeast Foods, Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(b)(e)	0.69%	06/01/13	625	625,000

Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.18%	05/15/17	600	600,000

M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(e)	0.30%	01/01/33	2,200	2,200,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(e)	0.18%	03/01/39	3,300	3,300,000

Massachusetts (State of) Development Finance Agency (Salema Family Limited Partnership); Series 1999 A, VRD IDR (LOC–Bank of America, N.A.)(e)	0.70%	12/01/20	655	655,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (L & S, LLC); Series 2001, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.19%	03/01/26	375	375,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	12/01/27	2,455	2,455,000

Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC–U.S. Bank, N.A.)(e)	0.34%	12/01/18	390	390,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(e)	0.26%	10/01/21	$1,000	$1,000,000

St. Paul (City of), Minnesota Port Authority; Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(e)	0.20%	03/01/29	400	400,000

Total Variable Rate Demand Notes (Cost $21,240,000)				21,240,000

Certificates of Deposit–5.58%
Bank of Nova Scotia(f)	0.32%	11/30/12	4,000	4,000,000

Bank of Nova Scotia(f)	0.38%	08/21/12	5,000	5,000,000

Total Certificates of Deposit (Cost $9,000,000)				9,000,000

Medium-Term Notes–4.06%
Toyota Motor Credit Corp., Sr. Unsec. Floating Rate MTN(c)(f)	0.88%	01/15/13	4,500	4,500,000

General Electric Capital Corp., Series A, Sr. Unsec. Global MTN	5.45%	01/15/13	2,000	2,053,220

Total Medium-Term Notes (Cost $6,553,220)				6,553,220

TOTAL INVESTMENTS (excluding Repurchase Agreements)–71.76% (Cost $115,817,536)				115,817,536

			Repurchase
			Amount
Repurchase Agreements–32.65%(g)
BNP Paribas, Joint agreement dated 06/29/12, aggregate maturing value $50,000,833 (collateralized by Corporate obligations valued at $52,500,001; 1.07%-7.37%, 12/03/12-03/06/26)	0.20%	07/02/12	$8,000,133	8,000,000

Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed securities & other instruments valued at $525,001,469; 0%-9.00%, 11/15/15-12/11/49)(c)(h)	0.35%	—	—	5,000,000

Deutsche Bank Securities Inc., Joint agreement dated 06/29/12, aggregate maturing value of $141,483,943 (collateralized by U.S. Government sponsored agency obligations valued at $144,312,283; 0.26%-5.25%, 03/05/13-04/18/19)	0.15%	07/02/12	7,000,088	7,000,000

Goldman, Sachs & Co., Joint agreement dated 06/29/12, aggregate maturing value $500,005,833 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,182; 0%-6.75%, 07/05/12-08/06/38)	0.14%	07/02/12	8,000,093	8,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 06/29/12, aggregate maturing value $378,402,313 (collateralized by U.S. Treasury obligations valued at $385,966,576; 1.00%, 01/15/14-08/31/16)	0.12%	07/02/12	1,711,718	1,711,701

RBC Capital Markets Corp., Joint agreement dated 06/29/12, aggregate maturing value $250,003,542 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.26%-5.33%, 06/01/36-07/01/42)	0.17%	07/02/12	8,000,113	8,000,000

RBC Capital Markets Corp., Joint agreement dated 06/29/12, aggregate maturing value $900,006,000 (collateralized by U.S. Treasury obligations valued at $918,000,056; 2.63%-3.50%, 11/15/19-11/15/20)	0.08%	07/02/12	7,000,047	7,000,000

Wells Fargo Securities, LLC, Joint agreement dated 06/29/12, aggregate maturing value of $500,008,333 (collateralized by Asset-backed securities & other instruments valued at $525,000,000; 0%-10.40%, 07/15/13-11/12/49)	0.20%	07/02/12	8,000,133	8,000,000

Total Repurchase Agreements (Cost $52,711,701)				52,711,701

TOTAL INVESTMENTS(i)(j)–104.41% (Cost $168,529,237)				168,529,237

OTHER ASSETS LESS LIABILITIES–(4.41)%				(7,123,631)

NET ASSETS–100.00%				$161,405,606

Investment Abbreviations:

CEP	– Credit Enhancement Provider
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MTN	– Medium-Term Notes
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2012 was $62,857,030, which represented 38.94% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 14.9%; Germany: 6.4%; Australia: 6.2%; Netherlands: 6.2%; United Kingdom: 6.2%; Canada: 5.6%; other countries less than 5% each: 5.9%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2012.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2012.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition*

Number of days to Maturity
as of June 30, 2012

1-7	75.6%

8-30	4.2

31-60	4.2

61-90	11.9

91-180	3.0

181+	1.1

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, excluding repurchase agreements, at value and cost	$115,817,536

Repurchase agreements, at value and cost	52,711,701

Total investments, at value and cost	168,529,237

Receivable for:
Fund shares sold	32,471

Interest	67,260

Fund expenses absorbed	6,318

Investment for trustee deferred compensation and retirement plans	41,687

Total assets	168,676,973

Liabilities:
Payable for:
Investments purchased	2,104,087

Fund shares reacquired	5,035,567

Dividends	1,601

Accrued fees to affiliates	15,305

Accrued other operating expenses	59,734

Trustee deferred compensation and retirement plans	55,073

Total liabilities	7,271,367

Net assets applicable to shares outstanding	$161,405,606

Net assets consist of:
Shares of beneficial interest	$161,409,779

Undistributed net investment income	(2,496)

Undistributed net realized gain (loss)	(1,677)

$161,405,606

Net Assets:
Series I	$160,446,648

Series II	$958,958

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	160,447,110

Series II	958,747

Series I:
Net asset value per share	$1.00

Series II:
Net asset value per share	$1.00

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Interest	$317,895

Expenses:
Advisory fees	545,819

Administrative services fees	50,103

Custodian fees	23,898

Distribution fees — Series II	1,232

Transfer agent fees	6,806

Trustees’ and officers’ fees and benefits	15,215

Other	49,057

Total expenses	692,130

Less: Fees waived	(423,954)

Net expenses	268,176

Net investment income	49,719

Net realized gain from investment securities	466

Net increase in net assets resulting from operations	$50,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$49,719	$53,933

Net realized gain	466	—

Net increase in net assets resulting from operations	50,185	53,933

Distributions to shareholders from net investment income:
Series I	(49,558)	(53,437)

Series II	(161)	(496)

Total distributions from net investment income	(49,719)	(53,933)

Share transactions–net:
Series I	(38,086,564)	172,954,380

Series II	(63,064)	(2,229)

Net increase (decrease) in net assets resulting from share transactions	(38,149,628)	172,952,151

Net increase (decrease) in net assets	(38,149,162)	172,952,151

Net assets:
Beginning of period	199,554,768	26,602,617

End of period (includes undistributed net investment income of $(2,496) and $(2,496), respectively)	$161,405,606	$199,554,768

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Money Market Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Invesco V.I. Money Market Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.40%

Over $250 million	0.35%

Invesco V.I. Money Market Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.
  The Adviser and/or Invesco Distributors, Inc., (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.
  For the six months ended June 30, 2012, Invesco voluntarily waived advisory fees of $422,722 and reimbursed class level expenses of $1,232 for Series II shares in order to increase the Fund’s yield.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $36,756 for accounting and fund administrative services and reimbursed $13,347 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Short-Term Investments	$—	$168,529,237	$—	$168,529,237

Invesco V.I. Money Market Fund

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2018	$2,143	$—	$2,143

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	486,578,097	$486,578,097	255,614,975	$255,614,975

Series II	1,461	1,461	171,905	171,905

Issued as reinvestment of dividends:
Series I	13,126	13,126	11,674	11,674

Series II	161	161	496	496

Reacquired:
Series I	(524,677,788)	(524,677,788)	(82,672,269)	(82,672,269)

Series II	(64,685)	(64,685)	(174,630)	(174,630)

Net increase (decrease) in share activity	(38,149,628)	$(38,149,628)	172,952,151	$172,952,151

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 84% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 6% of the outstanding shares of the Fund are owned by an affiliated mutual fund. An affiliated mutual fund is another mutual fund that is also advised by Invesco.

Invesco V.I. Money Market Fund

NOTE 8—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
										to average net		to average net		Ratio of net
	Net asset			Net realized		Dividends				assets with		assets without		investment
	value,	Net		gains	Total from	from net	Net asset		Net assets,	fee waivers		fee waivers		income to
	beginning	investment		(losses)	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		average
	of period	income		on securities	operations	income	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Series I
Six months ended 06/30/12	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$1.00	0.02%	$160,447	0.19	%(c)	0.50	%(c)	0.04	%(c)
Year ended 12/31/11	1.00	0.00	(b)	—	0.00	(0.00)	1.00	0.05	198,533	0.17		0.57		0.05
Year ended 12/31/10	1.00	0.00	(b)	(0.00)	0.00	(0.00)	1.00	0.18	25,578	0.16		1.01		0.18
Year ended 12/31/09	1.00	0.00	(b)	—	0.00	(0.00)	1.00	0.11	33,486	0.65		0.90		0.11
Year ended 12/31/08	1.00	0.02	(b)	—	0.02	(0.02)	1.00	2.04	49,004	0.86		0.86		2.02
Year ended 12/31/07	1.00	0.04		—	0.04	(0.04)	1.00	4.54	46,492	0.86		0.86		4.45

Series II
Six months ended 06/30/12	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	959	0.19	(c)	0.75	(c)	0.04	(c)
Year ended 12/31/11	1.00	0.00	(b)	—	0.00	(0.00)	1.00	0.05	1,022	0.17		0.82		0.05
Year ended 12/31/10	1.00	0.00	(b)	(0.00)	0.00	(0.00)	1.00	0.18	1,024	0.16		1.26		0.18
Year ended 12/31/09	1.00	0.00	(b)	—	0.00	(0.00)	1.00	0.06	1,690	0.70		1.15		0.06
Year ended 12/31/08	1.00	0.02	(b)	—	0.02	(0.02)	1.00	1.78	2,266	1.11		1.11		1.77
Year ended 12/31/07	1.00	0.04		—	0.04	(0.04)	1.00	4.28	2,515	1.11		1.11		4.20

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $276,905 and $991 for Series I and Series II shares, respectively.

Invesco V.I. Money Market Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Series I	$1,000.00	$1,000.20	$0.94	$1,023.92	$0.96	0.19%

Series II	1,000.00	1,000.20	0.94	1,023.92	0.96	0.19

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Money Market Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

Invesco V.I. Money Market Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Money Market Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was above the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies. The Board noted that Invesco Advisers sub-advises one fund with similar investment strategies and the sub-advisory fee is lower than the Fund’s fee. The Board also noted that Invesco Advisers and its affiliates advise two off-shore money market funds with similar investment strategies, both of which had effective fee rates lower than the Fund.
  Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
MS-VISPI-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	9.32%

Series II Shares	9.29

S&P 500 Index▼(Broad Market/Style-Specific Index)	9.49

Lipper VUF S&P 500 Funds Index▼(Peer Group Index)	9.31

Source(s): ▼ Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Lipper VUF S&P 500 Funds Index is an unmanaged index considered representative of the S&P 500 variable insurance underlying funds tracked by Lipper.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Variable Investment S&P 500 Index Portfolio advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. S&P 500 Index Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. S&P 500 Index Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.40% and 0.65%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     Invesco V.I. S&P 500 Index Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (5/18/98)		3.02%

10	Years	5.06

5	Years	0.04

1	Year	5.17

Series II Shares

Inception (6/5/00)		0.73%

10	Years	4.79

5	Years	-0.20

1	Year	4.87

Invesco V.I. S&P 500 Index Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.40%
Advertising–0.14%
Interpublic Group of Cos., Inc. (The)	3,530	$38,300

Omnicom Group Inc.	2,196	106,726

		145,026

Aerospace & Defense–2.49%
Boeing Co. (The)	6,045	449,143

General Dynamics Corp.	2,910	191,944

Goodrich Corp.	1,012	128,423

Honeywell International Inc.	6,288	351,122

L-3 Communications Holdings, Inc.	796	58,912

Lockheed Martin Corp.	2,146	186,874

Northrop Grumman Corp.	2,034	129,749

Precision Castparts Corp.	1,168	192,124

Raytheon Co.	2,689	152,170

Rockwell Collins, Inc.	1,169	57,690

Textron Inc.	2,256	56,107

United Technologies Corp.	7,355	555,523

		2,509,781

Agricultural Products–0.16%
Archer-Daniels-Midland Co.	5,327	157,253

Air Freight & Logistics–0.98%
C.H. Robinson Worldwide, Inc.	1,315	76,967

Expeditors International of Washington, Inc.	1,707	66,146

FedEx Corp.	2,544	233,056

United Parcel Service, Inc.–Class B	7,743	609,839

		986,008

Airlines–0.06%
Southwest Airlines Co.	6,223	57,376

Aluminum–0.07%
Alcoa Inc.	8,584	75,110

Apparel Retail–0.57%
Abercrombie & Fitch Co.–Class A	665	22,703

Gap, Inc. (The)	2,673	73,133

Limited Brands, Inc.	1,949	82,891

Ross Stores, Inc.	1,820	113,696

TJX Cos., Inc. (The)	5,973	256,421

Urban Outfitters, Inc.(b)	919	25,355

		574,199

Apparel, Accessories & Luxury Goods–0.33%
Coach, Inc.	2,316	135,440

Fossil, Inc.(b)	417	31,917

Ralph Lauren Corp.	520	72,831

VF Corp.	703	93,815

		334,003

Application Software–0.61%
Adobe Systems Inc.(b)	4,003	129,577

Autodesk, Inc.(b)	1,854	64,872

Citrix Systems, Inc.(b)	1,494	125,406

Intuit Inc.	2,374	140,897

Salesforce.com, Inc.(b)	1,113	153,883

		614,635

Asset Management & Custody Banks–1.12%
Ameriprise Financial, Inc.	1,764	92,187

Bank of New York Mellon Corp. (The)	9,602	210,764

BlackRock, Inc.	1,034	175,594

Federated Investors, Inc.–Class B	759	16,584

Franklin Resources, Inc.	1,147	127,305

Invesco Ltd.(c)	3,658	82,671

Legg Mason, Inc.	1,036	27,319

Northern Trust Corp.	1,941	89,325

State Street Corp.	3,942	175,971

T. Rowe Price Group Inc.	2,058	129,572

		1,127,292

Auto Parts & Equipment–0.21%
BorgWarner, Inc.(b)	922	60,474

Johnson Controls, Inc.	5,467	151,491

		211,965

Automobile Manufacturers–0.29%
Ford Motor Co.	30,801	295,382

Automotive Retail–0.22%
AutoNation, Inc.(b)	350	12,348

AutoZone, Inc.(b)	214	78,574

CarMax, Inc.(b)	1,841	47,756

O’Reilly Automotive, Inc.(b)	1,025	85,864

		224,542

Biotechnology–1.42%
Alexion Pharmaceuticals, Inc.(b)	1,550	153,915

Amgen Inc.	6,273	458,180

Biogen Idec Inc.(b)	1,933	279,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Biotechnology–(continued)

Celgene Corp.(b)	3,554	$228,025

Gilead Sciences, Inc.(b)	6,098	312,705

		1,431,911

Brewers–0.05%
Molson Coors Brewing Co.–Class B	1,264	52,595

Broadcasting–0.32%
CBS Corp.–Class B	5,226	171,308

Discovery Communications, Inc.–Class A(b)	2,057	111,078

Scripps Networks Interactive–Class A	747	42,475

		324,861

Building Products–0.04%
Masco Corp.	2,872	39,835

Cable & Satellite–1.17%
Cablevision Systems Corp.–Class A	1,738	23,098

Comcast Corp.–Class A	21,714	694,196

DIRECTV–Class A(b)	5,285	258,014

Time Warner Cable Inc.	2,528	207,549

		1,182,857

Casinos & Gaming–0.10%
International Game Technology	2,332	36,729

Wynn Resorts Ltd.	639	66,277

		103,006

Coal & Consumable Fuels–0.12%
Alpha Natural Resources, Inc.(b)	1,761	15,338

CONSOL Energy Inc.	1,828	55,279

Peabody Energy Corp.	2,157	52,890

		123,507

Commercial Printing–0.02%
R. R. Donnelley & Sons Co.	1,460	17,184

Communications Equipment–1.80%
Cisco Systems, Inc.	43,234	742,328

F5 Networks, Inc.(b)	637	63,420

Harris Corp.	916	38,335

JDS Uniphase Corp.(b)	1,879	20,669

Juniper Networks, Inc.(b)	4,237	69,105

Motorola Solutions, Inc.	2,368	113,924

QUALCOMM, Inc.	13,835	770,333

		1,818,114

Computer & Electronics Retail–0.07%
Best Buy Co., Inc.	2,264	47,454

GameStop Corp.–Class A	1,017	18,672

		66,126

Computer Hardware–4.83%
Apple Inc.(b)	7,546	4,406,864

Dell Inc.(b)	11,998	150,215

Hewlett-Packard Co.	15,914	320,030

		4,877,109

Computer Storage & Peripherals–0.74%
EMC Corp.(b)	16,946	434,326

Lexmark International, Inc.–Class A	586	15,576

NetApp, Inc.(b)	2,907	92,501

SanDisk Corp.(b)	1,951	71,172

Seagate Technology PLC	3,052	75,476

Western Digital Corp.(b)	1,883	57,394

		746,445

Construction & Engineering–0.15%
Fluor Corp.	1,360	67,103

Jacobs Engineering Group, Inc.(b)	1,055	39,942

Quanta Services, Inc.(b)	1,713	41,232

		148,277

Construction & Farm Machinery & Heavy Trucks–1.01%
Caterpillar Inc.	5,264	446,966

Cummins Inc.	1,545	149,726

Deere & Co.	3,209	259,512

Joy Global Inc.	852	48,334

PACCAR Inc.	2,857	111,966

		1,016,504

Construction Materials–0.04%
Vulcan Materials Co.	1,040	41,298

Consumer Electronics–0.02%
Harman International Industries, Inc.	580	22,968

Consumer Finance–0.93%
American Express Co.	8,071	469,813

Capital One Financial Corp.	4,683	255,973

Discover Financial Services	4,252	147,034

SLM Corp.	3,935	61,819

		934,639

Data Processing & Outsourced Services–1.44%
Automatic Data Processing, Inc.	3,949	219,801

Computer Sciences Corp.	1,248	30,976

Fidelity National Information Services, Inc.	1,926	65,638

Fiserv, Inc.(b)	1,100	79,442

MasterCard, Inc.–Class A	855	367,744

Paychex, Inc.	2,596	81,541

Total System Services, Inc.	1,288	30,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Data Processing & Outsourced Services–(continued)

Visa Inc.–Class A	4,018	$496,745

Western Union Co. (The)	4,955	83,442

		1,456,151

Department Stores–0.31%
JC Penney Co., Inc.	1,164	27,133

Kohl’s Corp.	1,934	87,978

Macy’s, Inc.	3,334	114,523

Nordstrom, Inc.	1,287	63,951

Sears Holdings Corp.(b)	319	19,044

		312,629

Distillers & Vintners–0.19%
Beam Inc.	1,261	78,800

Brown-Forman Corp.–Class B	799	77,383

Constellation Brands, Inc.–Class A(b)	1,295	35,043

		191,226

Distributors–0.08%
Genuine Parts Co.	1,254	75,553

Diversified Banks–1.96%
Comerica Inc.	1,591	48,860

U.S. Bancorp	15,287	491,630

Wells Fargo & Co.	42,887	1,434,141

		1,974,631

Diversified Chemicals–0.92%
Dow Chemical Co. (The)	9,651	304,006

E. I. du Pont de Nemours and Co.	7,562	382,410

Eastman Chemical Co.	1,102	55,508

FMC Corp.	1,124	60,112

PPG Industries, Inc.	1,223	129,785

		931,821

Diversified Metals & Mining–0.27%
Freeport-McMoRan Copper & Gold Inc.	7,632	260,022

Titanium Metals Corp.	705	7,974

		267,996

Diversified REIT’s–0.12%
Vornado Realty Trust	1,490	125,130

Diversified Support Services–0.08%
Cintas Corp.	905	34,942

Iron Mountain Inc.	1,377	45,386

		80,328

Drug Retail–0.68%
CVS Caremark Corp.	10,342	483,282

Walgreen Co.	6,933	205,078

		688,360

Education Services–0.05%
Apollo Group, Inc.–Class A(b)	866	31,340

DeVry, Inc.	480	14,866

		46,206

Electric Utilities–2.15%
American Electric Power Co., Inc.	3,908	155,929

Duke Energy Corp.(b)	10,757	248,056

Edison International	2,623	121,183

Entergy Corp.	1,422	96,540

Exelon Corp.	6,853	257,810

FirstEnergy Corp.	3,367	165,623

NextEra Energy, Inc.	3,351	230,582

Northeast Utilities	2,530	98,189

Pepco Holdings, Inc.	1,862	36,439

Pinnacle West Capital Corp.	897	46,411

PPL Corp.	4,657	129,511

Progress Energy, Inc.	2,376	142,964

Southern Co. (The)	7,010	324,563

Xcel Energy, Inc.	3,897	110,714

		2,164,514

Electrical Components & Equipment–0.51%
Cooper Industries PLC	1,276	86,998

Emerson Electric Co.	5,914	275,474

Rockwell Automation, Inc.	1,146	75,705

Roper Industries, Inc.	780	76,892

		515,069

Electronic Components–0.23%
Amphenol Corp.–Class A	1,315	72,220

Corning Inc.	12,255	158,457

		230,677

Electronic Equipment & Instruments–0.02%
FLIR Systems, Inc.	1,276	24,882

Electronic Manufacturing Services–0.16%
Jabil Circuit, Inc.	1,431	29,092

Molex Inc.	1,109	26,550

TE Connectivity Ltd.	3,431	109,483

		165,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Environmental & Facilities Services–0.25%
Republic Services, Inc.	2,523	$66,758

Stericycle, Inc.(b)	682	62,519

Waste Management, Inc.	3,714	124,048

		253,325

Fertilizers & Agricultural Chemicals–0.59%
CF Industries Holdings, Inc.	527	102,101

Monsanto Co.	4,310	356,782

Mosaic Co. (The)	2,397	131,259

		590,142

Food Distributors–0.14%
Sysco Corp.	4,707	140,316

Food Retail–0.26%
Kroger Co. (The)	4,505	104,471

Safeway, Inc.	1,935	35,120

Whole Foods Market, Inc.	1,317	125,537

		265,128

Footwear–0.26%
NIKE, Inc.–Class B	2,955	259,390

Gas Utilities–0.11%
AGL Resources Inc.	961	37,239

ONEOK, Inc.	1,672	70,742

		107,981

General Merchandise Stores–0.49%
Big Lots, Inc.(b)	513	20,925

Dollar Tree, Inc.(b)	1,870	100,606

Family Dollar Stores, Inc.	948	63,023

Target Corp.	5,335	310,444

		494,998

Gold–0.19%
Newmont Mining Corp.	3,985	193,312

Health Care Distributors–0.40%
AmerisourceBergen Corp.	2,023	79,605

Cardinal Health, Inc.	2,783	116,886

McKesson Corp.	1,899	178,031

Patterson Cos. Inc.	704	24,267

		398,789

Health Care Equipment–1.73%
Baxter International Inc.	4,443	236,145

Becton, Dickinson and Co.	1,635	122,216

Boston Scientific Corp.(b)	11,534	65,398

C.R. Bard, Inc.	676	72,629

CareFusion Corp.(b)	1,790	45,967

Covidien PLC	3,891	208,168

Edwards Lifesciences Corp.(b)	925	95,553

Intuitive Surgical, Inc.(b)	320	177,213

Medtronic, Inc.	8,379	324,519

St. Jude Medical, Inc.	2,558	102,090

Stryker Corp.	2,607	143,646

Varian Medical Systems, Inc.(b)	909	55,240

Zimmer Holdings, Inc.	1,434	92,292

		1,741,076

Health Care Facilities–0.02%
Tenet Healthcare Corp.(b)	3,300	17,292

Health Care Services–0.58%
DaVita, Inc.(b)	754	74,050

Express Scripts Holding Co.(b)	6,500	362,895

Laboratory Corp. of America Holdings(b)	782	72,421

Quest Diagnostics Inc.	1,274	76,313

		585,679

Health Care Supplies–0.04%
DENTSPLY International Inc.	1,166	44,086

Health Care Technology–0.10%
Cerner Corp.(b)	1,174	97,043

Home Entertainment Software–0.03%
Electronic Arts Inc.(b)	2,539	31,357

Home Furnishings–0.02%
Leggett & Platt, Inc.	1,165	24,616

Home Improvement Retail–0.92%
Home Depot, Inc. (The)	12,353	654,586

Lowe’s Cos., Inc.	9,496	270,066

		924,652

Homebuilding–0.11%
D.R. Horton, Inc.	2,290	42,090

Lennar Corp.–Class A	1,339	41,389

PulteGroup Inc.(b)	2,710	28,997

		112,476

Homefurnishing Retail–0.12%
Bed Bath & Beyond Inc.(b)	1,876	115,937

Hotels, Resorts & Cruise Lines–0.35%
Carnival Corp.	3,646	124,948

Marriott International Inc.–Class A	2,150	84,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Hotels, Resorts & Cruise Lines–(continued)

Starwood Hotels & Resorts Worldwide, Inc.	1,578	$83,697

Wyndham Worldwide Corp.	1,175	61,970

		354,895

Household Appliances–0.04%
Whirlpool Corp.	628	38,408

Household Products–2.08%
Clorox Co. (The)	1,045	75,721

Colgate-Palmolive Co.	3,861	401,930

Kimberly-Clark Corp.	3,169	265,467

Procter & Gamble Co. (The)	22,115	1,354,544

		2,097,662

Housewares & Specialties–0.04%
Newell Rubbermaid, Inc.	2,387	43,300

Human Resource & Employment Services–0.03%
Robert Half International, Inc.	1,144	32,684

Hypermarkets & Super Centers–1.29%
Costco Wholesale Corp.	3,489	331,455

Wal-Mart Stores, Inc.	13,926	970,921

		1,302,376

Independent Power Producers & Energy Traders–0.10%
AES Corp. (The)(b)	5,169	66,318

NRG Energy, Inc.(b)	1,791	31,092

		97,410

Industrial Conglomerates–2.70%
3M Co.	5,592	501,043

Danaher Corp.	4,640	241,651

General Electric Co.(d)	85,513	1,782,091

Tyco International Ltd.	3,735	197,395

		2,722,180

Industrial Gases–0.44%
Air Products & Chemicals, Inc.	1,695	136,837

Airgas, Inc.	563	47,298

Praxair, Inc.	2,402	261,169

		445,304

Industrial Machinery–0.83%
Dover Corp.	1,478	79,236

Eaton Corp.	2,724	107,952

Flowserve Corp.	438	50,261

Illinois Tool Works Inc.	3,852	203,732

Ingersoll-Rand PLC	2,394	100,979

Pall Corp.	929	50,918

Parker Hannifin Corp.	1,214	93,332

Snap-on Inc.	470	29,258

Stanley Black & Decker Inc.	1,365	87,851

Xylem, Inc.	1,487	37,428

		840,947

Industrial REIT’s–0.12%
Prologis, Inc.	3,715	123,449

Insurance Brokers–0.26%
Aon PLC	2,618	122,470

Marsh & McLennan Cos., Inc.	4,403	141,909

		264,379

Integrated Oil & Gas–5.60%
Chevron Corp.	15,930	1,680,615

Exxon Mobil Corp.	37,740	3,229,412

Hess Corp.	2,436	105,844

Murphy Oil Corp.	1,560	78,452

Occidental Petroleum Corp.	6,531	560,164

		5,654,487

Integrated Telecommunication Services–2.95%
AT&T Inc.	47,319	1,687,395

CenturyLink Inc.	4,989	197,016

Frontier Communications Corp.	8,012	30,686

Verizon Communications Inc.	22,949	1,019,854

Windstream Corp.	4,722	45,614

		2,980,565

Internet Retail–1.02%
Amazon.com, Inc.(b)	2,908	664,042

Expedia, Inc.	727	34,947

Netflix Inc.(b)	458	31,359

Priceline.com Inc.(b)	400	265,808

TripAdvisor Inc.(b)	777	34,724

		1,030,880

Internet Software & Services–1.82%
Akamai Technologies, Inc.(b)	1,459	46,323

eBay Inc.(b)	9,274	389,601

Google Inc.–Class A(b)	2,052	1,190,304

VeriSign, Inc.(b)	1,284	55,944

Yahoo! Inc.(b)	9,880	156,400

		1,838,572

Investment Banking & Brokerage–0.68%
Charles Schwab Corp. (The)	8,701	112,504

E*TRADE Financial Corp.(b)	2,088	16,788

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Investment Banking & Brokerage–(continued)

Goldman Sachs Group, Inc. (The)	3,969	$380,468

Morgan Stanley	12,268	178,990

		688,750

IT Consulting & Other Services–2.38%
Accenture PLC–Class A	5,211	313,129

Cognizant Technology Solutions Corp.–Class A(b)	2,442	146,520

International Business Machines Corp.	9,309	1,820,654

SAIC, Inc.	2,264	27,440

Teradata Corp.(b)	1,347	96,997

		2,404,740

Leisure Products–0.12%
Hasbro, Inc.	950	32,176

Mattel, Inc.	2,729	88,529

		120,705

Life & Health Insurance–0.80%
Aflac, Inc.	3,760	160,138

Lincoln National Corp.	2,325	50,848

MetLife, Inc.	8,538	263,397

Principal Financial Group, Inc.	2,397	62,873

Prudential Financial, Inc.	3,784	183,259

Torchmark Corp.	794	40,137

Unum Group	2,307	44,133

		804,785

Life Sciences Tools & Services–0.40%
Agilent Technologies, Inc.	2,798	109,793

Life Technologies Corp.(b)	1,435	64,561

PerkinElmer, Inc.	913	23,555

Thermo Fisher Scientific, Inc.	2,945	152,875

Waters Corp.(b)	717	56,980

		407,764

Managed Health Care–1.00%
Aetna Inc.	2,821	109,370

Cigna Corp.	2,306	101,464

Coventry Health Care, Inc.	1,136	36,113

Humana Inc.	1,320	102,221

UnitedHealth Group Inc.	8,372	489,762

WellPoint, Inc.	2,669	170,256

		1,009,186

Metal & Glass Containers–0.08%
Ball Corp.	1,256	51,559

Owens-Illinois, Inc.(b)	1,368	26,224

		77,783

Motorcycle Manufacturers–0.08%
Harley-Davidson, Inc.	1,868	85,424

Movies & Entertainment–1.56%
News Corp.–Class A	17,003	378,997

Time Warner Inc.	7,747	298,260

Viacom Inc.–Class B	4,236	199,177

Walt Disney Co. (The)	14,433	700,000

		1,576,434

Multi-Line Insurance–0.37%
American International Group, Inc.(b)	5,161	165,616

Assurant, Inc.	691	24,074

Genworth Financial Inc.–Class A(b)	3,956	22,391

Hartford Financial Services Group, Inc.	3,544	62,481

Loews Corp.	2,459	100,598

		375,160

Multi-Sector Holdings–0.03%
Leucadia National Corp.	1,560	33,181

Multi-Utilities–1.32%
Ameren Corp.	1,957	65,638

CenterPoint Energy, Inc.	3,488	72,097

CMS Energy Corp.	2,142	50,337

Consolidated Edison, Inc.	2,358	146,644

Dominion Resources, Inc.	4,612	249,048

DTE Energy Co.	1,363	80,867

Integrys Energy Group, Inc.	630	35,828

NiSource Inc.	2,299	56,900

PG&E Corp.	3,419	154,778

Public Service Enterprise Group Inc.	4,055	131,787

SCANA Corp.	952	45,544

Sempra Energy	1,937	133,421

TECO Energy, Inc.	1,747	31,551

Wisconsin Energy Corp.	1,855	73,402

		1,327,842

Office Electronics–0.09%
Xerox Corp.	10,877	85,602

Office REIT’s–0.13%
Boston Properties, Inc.	1,208	130,911

Office Services & Supplies–0.05%
Avery Dennison Corp.	856	23,403

Pitney Bowes Inc.	1,575	23,578

		46,981

Oil & Gas Drilling–0.20%
Diamond Offshore Drilling, Inc.	570	33,704

Helmerich & Payne, Inc.	881	38,306

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Oil & Gas Drilling–(continued)

Nabors Industries Ltd.(b)	2,332	$33,581

Noble Corp.(b)	2,030	66,036

Rowan Cos. PLC–Class A(b)	994	32,136

		203,763

Oil & Gas Equipment & Services–1.42%
Baker Hughes Inc.	3,523	144,795

Cameron International Corp.(b)	1,982	84,651

FMC Technologies, Inc.(b)	1,924	75,479

Halliburton Co.	7,432	210,995

National Oilwell Varco Inc.	3,439	221,609

Schlumberger Ltd.	10,762	698,561

		1,436,090

Oil & Gas Exploration & Production–2.38%
Anadarko Petroleum Corp.	4,031	266,852

Apache Corp.	3,154	277,205

Cabot Oil & Gas Corp.	1,689	66,547

Chesapeake Energy Corp.	5,334	99,212

ConocoPhillips	10,205	570,256

Denbury Resources Inc.(b)	3,171	47,914

Devon Energy Corp.	3,253	188,642

EOG Resources, Inc.	2,166	195,178

EQT Corp.	1,203	64,517

Marathon Oil Corp.	5,661	144,752

Newfield Exploration Co.(b)	1,088	31,889

Noble Energy, Inc.	1,424	120,784

Pioneer Natural Resources Co.	992	87,504

QEP Resources Inc.	1,457	43,666

Range Resources Corp.	1,308	80,926

Southwestern Energy Co.(b)	2,795	89,244

WPX Energy Inc.(b)	1,639	26,519

		2,401,607

Oil & Gas Refining & Marketing–0.46%
Marathon Petroleum Corp.	2,749	123,485

Phillips 66(b)	5,046	167,729

Sunoco, Inc.	860	40,850

Tesoro Corp.(b)	1,131	28,230

Valero Energy Corp.	4,428	106,936

		467,230

Oil & Gas Storage & Transportation–0.43%
Kinder Morgan Inc.	4,062	130,878

Spectra Energy Corp.	5,267	153,059

Williams Cos., Inc. (The)	5,038	145,195

		429,132

Other Diversified Financial Services–2.44%
Bank of America Corp.	86,977	711,472

Citigroup Inc.	23,700	649,617

JPMorgan Chase & Co.	30,740	1,098,340

		2,459,429

Packaged Foods & Meats–1.57%
Campbell Soup Co.	1,437	47,967

ConAgra Foods, Inc.	3,389	87,877

Dean Foods Co.(b)	1,467	24,983

General Mills, Inc.	5,223	201,294

H.J. Heinz Co.	2,575	140,029

Hershey Co. (The)	1,234	88,885

Hormel Foods Corp.	1,127	34,283

JM Smucker Co. (The)	912	68,874

Kellogg Co.	1,984	97,871

Kraft Foods Inc.–Class A	14,308	552,575

McCormick & Co., Inc.	1,071	64,956

Mead Johnson Nutrition Co.	1,639	131,956

Tyson Foods, Inc.–Class A	2,283	42,989

		1,584,539

Paper Packaging–0.05%
Bemis Co., Inc.	853	26,733

Sealed Air Corp.	1,561	24,102

		50,835

Paper Products–0.14%
International Paper Co.	3,527	101,966

MeadWestvaco Corp.	1,376	39,560

		141,526

Personal Products–0.15%
Avon Products, Inc.	3,530	57,221

Estee Lauder Cos. Inc. (The)–Class A	1,810	97,957

		155,178

Pharmaceuticals–6.11%
Abbott Laboratories	12,698	818,640

Allergan, Inc.	2,481	229,666

Bristol-Myers Squibb Co.	13,632	490,070

Eli Lilly & Co.	8,222	352,806

Forest Laboratories, Inc.(b)	2,137	74,774

Hospira, Inc.(b)	1,326	46,384

Johnson & Johnson	22,165	1,497,467

Merck & Co., Inc.	24,513	1,023,418

Mylan Inc.(b)	3,437	73,449

Perrigo Co.	751	88,565

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Pharmaceuticals–(continued)

Pfizer Inc.	60,435	$1,390,005

Watson Pharmaceuticals, Inc.(b)	1,023	75,692

		6,160,936

Property & Casualty Insurance–2.07%
ACE Ltd.	2,732	202,523

Allstate Corp. (The)	3,992	140,079

Berkshire Hathaway Inc.–Class B(b)	14,192	1,182,619

Chubb Corp. (The)	2,182	158,893

Cincinnati Financial Corp.	1,306	49,720

Progressive Corp. (The)	4,924	102,567

Travelers Cos., Inc. (The)	3,139	200,394

XL Group PLC	2,505	52,705

		2,089,500

Publishing–0.14%
Gannett Co., Inc.	1,937	28,532

McGraw-Hill Cos., Inc. (The)	2,238	100,710

Washington Post Co. (The)–Class B	40	14,953

		144,195

Railroads–0.83%
CSX Corp.	8,373	187,220

Norfolk Southern Corp.	2,628	188,612

Union Pacific Corp.	3,842	458,389

		834,221

Real Estate Services–0.04%
CBRE Group, Inc.–Class A(b)	2,676	43,779

Regional Banks–0.94%
BB&T Corp.	5,606	172,945

Fifth Third Bancorp	7,407	99,254

First Horizon National Corp.	2,026	17,525

Huntington Bancshares Inc.	6,960	44,544

KeyCorp	7,673	59,389

M&T Bank Corp.	1,017	83,974

PNC Financial Services Group, Inc.	4,266	260,695

Regions Financial Corp.	11,378	76,801

SunTrust Banks, Inc.	4,386	106,273

Zions Bancorp.	1,462	28,392

		949,792

Research & Consulting Services–0.07%
Dun & Bradstreet Corp. (The)	384	27,329

Equifax Inc.	984	45,855

		73,184

Residential REIT’s–0.29%
Apartment Investment & Management Co.–Class A	1,094	29,571

AvalonBay Communities, Inc.	766	108,374

Equity Residential	2,417	150,724

		288,669

Restaurants–1.43%
Chipotle Mexican Grill, Inc.(b)	255	96,887

Darden Restaurants, Inc.	1,034	52,351

McDonald’s Corp.	8,201	726,035

Starbucks Corp.	6,121	326,372

Yum! Brands, Inc.	3,706	238,740

		1,440,385

Retail REIT’s–0.44%
Kimco Realty Corp.	3,276	62,342

Simon Property Group, Inc.	2,445	380,589

		442,931

Semiconductor Equipment–0.26%
Applied Materials, Inc.	10,297	118,004

KLA-Tencor Corp.	1,342	66,093

Lam Research Corp.(b)	1,605	60,573

Teradyne, Inc.(b)	1,548	21,765

		266,435

Semiconductors–2.01%
Advanced Micro Devices, Inc.(b)	4,724	27,068

Altera Corp.	2,574	87,104

Analog Devices, Inc.	2,397	90,295

Broadcom Corp.–Class A(b)	4,030	136,214

First Solar, Inc.(b)	499	7,515

Intel Corp.	40,604	1,082,097

Linear Technology Corp.	1,843	57,741

LSI Corp.(b)	4,639	29,550

Microchip Technology Inc.	1,546	51,142

Micron Technology, Inc.(b)	7,954	50,190

NVIDIA Corp.(b)	4,993	69,003

Texas Instruments Inc.	9,220	264,522

Xilinx, Inc.	2,108	70,766

		2,023,207

Soft Drinks–2.52%
Coca-Cola Co. (The)	18,207	1,423,605

Coca-Cola Enterprises, Inc.	2,400	67,296

Dr. Pepper Snapple Group, Inc.	1,707	74,681

Monster Beverage Corp.(b)	1,236	88,003

PepsiCo, Inc.	12,622	891,871

		2,545,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Specialized Consumer Services–0.04%
H&R Block, Inc.	2,390	$38,192

Specialized Finance–0.35%
CME Group Inc.	534	143,171

IntercontinentalExchange Inc.(b)	584	79,412

Moody’s Corp.	1,579	57,712

NASDAQ OMX Group, Inc. (The)	962	21,809

NYSE Euronext	2,079	53,181

		355,285

Specialized REIT’s–1.01%
American Tower Corp.	3,169	221,545

HCP, Inc.	3,399	150,066

Health Care REIT, Inc.	1,725	100,567

Host Hotels & Resorts Inc.	5,797	91,709

Plum Creek Timber Co., Inc.	1,299	51,570

Public Storage	1,144	165,205

Ventas, Inc.	2,326	146,817

Weyerhaeuser Co.	4,319	96,573

		1,024,052

Specialty Chemicals–0.36%
Ecolab Inc.	2,345	160,703

International Flavors & Fragrances Inc.	664	36,387

Sherwin-Williams Co. (The)	696	92,116

Sigma-Aldrich Corp.	972	71,860

		361,066

Specialty Stores–0.13%
Staples, Inc.	5,589	72,936

Tiffany & Co.	1,022	54,115

		127,051

Steel–0.20%
Allegheny Technologies, Inc.	876	27,936

Cliffs Natural Resources Inc.	1,143	56,338

Nucor Corp.	2,551	96,683

United States Steel Corp.	1,182	24,349

		205,306

Systems Software–3.05%
BMC Software, Inc.(b)	1,322	56,423

CA, Inc.	2,832	76,719

Microsoft Corp.	60,344	1,845,923

Oracle Corp.	31,319	930,174

Red Hat, Inc.(b)	1,555	87,826

Symantec Corp.(b)	5,773	84,344

		3,081,409

Thrifts & Mortgage Finance–0.06%
Hudson City Bancorp, Inc.	4,230	26,945

People’s United Financial Inc.	2,891	33,565

		60,510

Tires & Rubber–0.02%
Goodyear Tire & Rubber Co. (The)(b)	1,993	23,537

Tobacco–2.01%
Altria Group, Inc.	16,422	567,380

Lorillard, Inc.	1,052	138,812

Philip Morris International Inc.	13,765	1,201,134

Reynolds American Inc.	2,668	119,713

		2,027,039

Trading Companies & Distributors–0.19%
Fastenal Co.	2,377	95,817

W.W. Grainger, Inc.	491	93,899

		189,716

Trucking–0.01%
Ryder System, Inc.	411	14,800

Wireless Telecommunication Services–0.21%
Crown Castle International Corp.(b)	2,080	122,013

MetroPCS Communications, Inc.(b)	2,382	14,411

Sprint Nextel Corp.(b)	24,137	78,686

		215,110

Total Common Stocks & Other Equity Interests (Cost $57,314,621)		99,305,539

Money Market Funds–1.63%
Liquid Assets Portfolio–Institutional Class(e)	823,808	823,808

Premier Portfolio–Institutional Class(e)	823,808	823,808

Total Money Market Funds (Cost $1,647,616)		1,647,616

TOTAL INVESTMENTS–100.03% (Cost $58,962,237)		100,953,155

OTHER ASSETS LESS LIABILITIES–(0.03)%		(33,919)

NET ASSETS–100.00%		$100,919,236

Investment Abbreviations:

REIT	– Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of June 30, 2012 represented less than 1% of the Fund’s Net Assets. See Note 4.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 5.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Information Technology	19.5%

Financials	14.1

Health Care	11.8

Consumer Staples	11.1

Consumer Discretionary	10.8

Energy	10.6

Industrials	10.2

Utilities	3.7

Materials	3.4

Telecommunication Services	3.2

Money Market Funds Plus Other Assets Less Liabilities	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $57,223,317)	$99,222,868

Investments in affiliates, at value (Cost $1,738,920)	1,730,287

Total investments, at value (Cost $58,962,237)	100,953,155

Receivable for:
Investments sold	88,156

Variation margin	49,890

Dividends	129,398

Fund expenses absorbed	6,520

Investment for trustee deferred compensation and retirement plans	6,067

Other assets	8,370

Total assets	101,241,556

Liabilities:
Payable for:
Investments purchased	160,263

Fund shares reacquired	32,689

Amount due custodian	14,293

Accrued fees to affiliates	68,412

Accrued other operating expenses	30,625

Trustee deferred compensation and retirement plans	16,038

Total liabilities	322,320

Net assets applicable to shares outstanding	$100,919,236

Net assets consist of:
Shares of beneficial interest	$73,206,268

Undistributed net investment income	2,746,895

Undistributed net realized gain (loss)	(17,118,665)

Unrealized appreciation	42,084,738

$100,919,236

Net Assets:
Series I	$34,192,918

Series II	$66,726,318

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	2,750,132

Series II	5,402,632

Series I:
Net asset value per share	$12.43

Series II:
Net asset value per share	$12.35

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends	$1,097,477

Dividends from affiliates	1,847

Total investment income	1,099,324

Expenses:
Advisory fees	61,572

Administrative services fees	78,029

Custodian fees	16,737

Distribution fees — Series II	85,293

Transfer agent fees	1,548

Trustees’ and officers’ fees and benefits	12,914

Professional services fees	15,563

Other	17,499

Total expenses	289,155

Less: Fees waived	(60,402)

Net expenses	228,753

Net investment income	870,571

Realized and unrealized gain from:
Net realized gain from:
Investment securities	2,993,615

Futures contracts	40,725

3,034,340

Change in net unrealized appreciation of:
Investment securities	5,213,489

Futures contracts	93,374

5,306,863

Net realized and unrealized gain	8,341,203

Net increase in net assets resulting from operations	$9,211,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$870,571	$1,886,550

Net realized gain	3,034,340	5,411,297

Change in net unrealized appreciation (depreciation)	5,306,863	(5,214,410)

Net increase in net assets resulting from operations	9,211,774	2,083,437

Distributions to shareholders from net investment income:
Series I	—	(682,191)

Series II	—	(1,324,615)

Total distributions from net investment income	—	(2,006,806)

Share transactions–net:
Series I	(1,762,284)	(4,815,112)

Series II	(6,796,712)	(21,052,946)

Net increase (decrease) in net assets resulting from share transactions	(8,558,996)	(25,868,058)

Net increase (decrease) in net assets	652,778	(25,791,427)

Net assets:
Beginning of period	100,266,458	126,057,885

End of period (includes undistributed net investment income of $2,746,895 and $1,876,324, respectively)	$100,919,236	$100,266,458

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s 500® Composite Stock Price Index.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco V.I. S&P 500 Index Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. S&P 500 Index Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.12%

Over $2 billion	0.10%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.28% and Series II shares to 0.53% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $60,402.

Invesco V.I. S&P 500 Index Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $24,864 for accounting and fund administrative services and reimbursed $53,165 for services provided by insurance companies.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$100,953,155	$—	$—	$100,953,155

Futures*	93,820	—	—	93,820

Total Investments	$101,046,975	$—	$—	$101,046,975

*	Unrealized appreciation.

NOTE 4—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the six months ended June 30, 2012.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	12/31/11	at Cost	from Sales	Appreciation	Gain (Loss)	06/30/12	Income

Invesco Ltd.	$81,023	$2,247	$(10,822)	$11,680	$(1,457)	$82,671	$1,097

Invesco V.I. S&P 500 Index Fund

NOTE 5—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$93,820	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments for the six months ended June 30, 2012

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Futures*

Realized Gain
Interest rate risk	$40,725

Change in Unrealized Appreciation
Interest rate risk	93,374

Total	$134,099

*	The average notional value of futures outstanding during the period was $1,395,860.

Open Futures Contracts
	Number of	Expiration	Notional	Unrealized
Long Contracts	Contracts	Month	Value	Appreciation

E-Mini S&P 500 Index	25	September-2012	$1,695,500	$93,820

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. S&P 500 Index Fund

  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2013	$7,984,682	$—	$7,984,682

December 31, 2014	5,449,556	—	5,449,556

December 31, 2017	1,381,293	—	1,381,293

	$14,815,531	$—	$14,815,531

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $1,570,012 and $11,224,176, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$41,385,314

Aggregate unrealized (depreciation) of investment securities	(4,705,349)

Net unrealized appreciation of investment securities	$36,679,965

Cost of investments for tax purposes is $64,273,190.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	73,777	$899,086	95,570	$1,079,344

Series II	66,012	789,980	170,970	1,951,516

Issued as reinvestment of dividends:
Series I	—	—	66,816	682,191

Series II	—	—	130,376	1,324,615

Reacquired:
Series I	(217,529)	(2,661,370)	(566,020)	(6,576,647)

Series II	(624,437)	(7,586,692)	(2,129,902)	(24,329,077)

Net increase (decrease) in share activity	(702,177)	$(8,558,996)	(2,232,190)	$(25,868,058)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or a portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. S&P 500 Index Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$11.36	$0.11	$0.96	$1.07	$—	$12.43	9.42%	$34,193	0.28	%(d)	0.40	%(d)	1.86	%(d)	2%
Year ended 12/31/11	11.42	0.21	(0.04)	0.17	(0.23)	11.36	1.76	32,889	0.28		0.31		1.81		4
Year ended 12/31/10	10.14	0.19	1.29	1.48	(0.20)	11.42	14.87	37,651	0.28		0.42		1.79		6
Year ended 12/31/09	8.27	0.18	1.94	2.12	(0.25)	10.14	26.34	38,873	0.28	(e)	0.28	(e)	2.09	(e)	5
Year ended 12/31/08	13.46	0.23	(5.14)	(4.91)	(0.28)	8.27	(37.07)	33,801	0.30	(e)	0.30	(e)	2.01	(e)	14
Year ended 12/31/07	13.02	0.23	0.45	0.68	(0.24)	13.46	5.23	66,275	0.27		0.27		1.71		3

Series II
Six months ended 06/30/12	11.30	0.10	0.95	1.05	—	12.35	9.29	66,726	0.53	(d)	0.65	(d)	1.61	(d)	2
Year ended 12/31/11	11.35	0.18	(0.03)	0.15	(0.20)	11.30	1.53	67,378	0.53		0.56		1.56		4
Year ended 12/31/10	10.08	0.16	1.28	1.44	(0.17)	11.35	14.58	88,407	0.53		0.67		1.54		6
Year ended 12/31/09	8.21	0.16	1.93	2.09	(0.22)	10.08	26.06	91,515	0.53	(e)	0.53	(e)	1.84	(e)	5
Year ended 12/31/08	13.36	0.20	(5.11)	(4.91)	(0.24)	8.21	(37.27)	80,115	0.55	(e)	0.55	(e)	1.76	(e)	14
Year ended 12/31/07	12.92	0.20	0.45	0.65	(0.21)	13.36	5.00	152,984	0.52		0.52		1.46		3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for the periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $34,574 and $68,609 for Series I and Series II shares, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is less than 0.005%.

Invesco V.I. S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,4]	(06/30/12)	Period[2,5]	Ratio[3]
Series I	$1,000.00	$1,093.20	$1.46	$1,023.47	$1.41	0.28%

Series II	1,000.00	1,092.90	2.76	1,022.23	2.66	0.53

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.
[3]	Effective July 1, 2012, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Series I and Series II shares to 2.00% and 2.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.40% and 0.65% for Series I and Series II shares, respectively.
[4]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $2.08 and $3.38 for Series I and Series II shares, respectively.
[5]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $2.01 and $3.27 for Series I and Series II shares, respectively.

Invesco V.I. S&P 500 Index Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. S&P 500 Index Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and

Invesco V.I. S&P 500 Index Fund

satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – S&P 500 Objective Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of the other mutual Fund managed by Invesco Advisers in a manner comparable to the Fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of fee and expense waivers. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VISCE-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	4.57%

Series II Shares	4.47

S&P 500 Index▼ (Broad Market Index)	9.49

Russell 2000 Index▼ (Style-Specific Index)	8.53

Lipper VUF Small-Cap Core Funds Index▼ (Peer Group Index)	7.00

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core variable insurance underlying funds tracked by Lipper.
      The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (8/29/03)		7.21%

5	Years	1.42

1	Year	-6.02

Series II Shares

Inception (8/29/03)		6.97%

5	Years	1.18

1	Year	-6.24

The performance of the Fund's Series I and Series II share classes will differ primarily due to different class expenses.
      The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.06% and 1.31%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
      Invesco V.I. Small Cap Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
      The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Invesco V.I. Small Cap Equity Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.57%
Advertising–1.08%
Interpublic Group of Cos., Inc. (The)	273,297	$2,965,272

Aerospace & Defense–1.82%
Aerovironment Inc.(b)	90,731	2,387,133

Triumph Group, Inc.	46,533	2,618,412

		5,005,545

Agricultural Products–0.95%
Ingredion Inc.	52,633	2,606,386

Air Freight & Logistics–0.69%
UTi Worldwide, Inc.	130,949	1,913,165

Apparel Retail–2.43%
bebe stores, inc.	305,032	1,790,538

Finish Line, Inc. (The)–Class A	131,591	2,751,568

Genesco Inc.(b)	35,975	2,163,896

		6,706,002

Apparel, Accessories & Luxury Goods–0.84%
PVH Corp.	29,618	2,303,984

Application Software–4.33%
Actuate Corp.(b)	203,749	1,411,981

Cadence Design Systems, Inc.(b)	175,688	1,930,811

MicroStrategy Inc.–Class A(b)	21,693	2,817,053

Parametric Technology Corp.(b)	111,580	2,338,717

Quest Software, Inc.(b)	10,544	293,650

TIBCO Software Inc.(b)	104,643	3,130,918

		11,923,130

Asset Management & Custody Banks–0.86%
Affiliated Managers Group, Inc.(b)	21,613	2,365,543

Auto Parts & Equipment–1.50%
Dana Holding Corp.	166,161	2,128,523

TRW Automotive Holdings Corp.(b)	54,340	1,997,538

		4,126,061

Automotive Retail–0.94%
Penske Automotive Group, Inc.	121,670	2,584,271

Biotechnology–1.02%
Cubist Pharmaceuticals, Inc.(b)	74,252	2,814,893

Casinos & Gaming–0.82%
Bally Technologies Inc.(b)	48,533	2,264,550

Communications Equipment–1.78%
ADTRAN, Inc.	83,049	2,507,249

JDS Uniphase Corp.(b)	218,468	2,403,148

		4,910,397

Computer Storage & Peripherals–0.19%
Synaptics Inc.(b)(c)	17,909	512,735

Construction & Farm Machinery & Heavy Trucks–1.97%
Titan International, Inc.(c)	130,702	3,206,120

Trinity Industries, Inc.	88,906	2,220,872

		5,426,992

Construction Materials–1.56%
Eagle Materials Inc.	115,338	4,306,721

Data Processing & Outsourced Services–2.33%
Heartland Payment Systems, Inc.	117,452	3,532,956

Jack Henry & Associates, Inc.	83,662	2,888,012

		6,420,968

Diversified Chemicals–1.06%
FMC Corp.	54,544	2,917,013

Diversified Metals & Mining–0.78%
Compass Minerals International, Inc.	28,299	2,158,648

Electrical Components & Equipment–0.97%
Belden Inc.	80,104	2,671,468

Electronic Equipment & Instruments–2.22%
Electro Scientific Industries, Inc.	177,604	2,099,280

OSI Systems, Inc.(b)	63,330	4,011,322

		6,110,602

Electronic Manufacturing Services–0.77%
Sanmina-SCI Corp.(b)	260,707	2,135,190

Environmental & Facilities Services–2.73%
ABM Industries Inc.	111,338	2,177,771

Team, Inc.(b)	98,526	3,072,041

Waste Connections, Inc.	75,595	2,261,802

		7,511,614

Food Distributors–1.14%
United Natural Foods, Inc.(b)	57,486	3,153,682

Gas Utilities–1.07%
UGI Corp.	99,947	2,941,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Gold–0.39%
Allied Nevada Gold Corp.(b)	21,191	$601,400

Detour Gold Corp. (Canada)(b)	23,606	475,552

		1,076,952

Health Care Equipment–0.83%
Teleflex Inc.	37,620	2,291,434

Health Care Facilities–2.31%
Amsurg Corp.(b)	113,750	3,410,225

Universal Health Services, Inc.–Class B	68,401	2,952,187

		6,362,412

Health Care Services–1.15%
Gentiva Health Services, Inc.(b)	67,010	464,379

IPC The Hospitalist Co.(b)	59,524	2,697,628

		3,162,007

Home Furnishings–0.90%
La-Z-Boy Inc.(b)	202,705	2,491,244

Homebuilding–1.40%
Meritage Homes Corp.(b)	113,384	3,848,253

Homefurnishing Retail–1.11%
Pier 1 Imports, Inc.	186,668	3,066,955

Industrial Machinery–4.67%
Gardner Denver Inc.	32,327	1,710,422

IDEX Corp.	63,666	2,481,701

TriMas Corp.(b)	135,003	2,713,560

Valmont Industries, Inc.	28,622	3,462,403

Watts Water Technologies, Inc.–Class A	74,834	2,494,966

		12,863,052

Industrial REIT’s–1.19%
DCT Industrial Trust Inc.	518,500	3,266,550

Insurance Brokers–1.13%
Arthur J. Gallagher & Co.	88,547	3,105,343

Internet Software & Services–1.08%
ValueClick, Inc.(b)	181,531	2,975,293

Investment Banking & Brokerage–0.69%
Evercore Partners Inc.–Class A	81,741	1,911,922

IT Consulting & Other Services–1.18%
MAXIMUS, Inc.	62,870	3,253,523

Leisure Products–0.94%
Brunswick Corp.	117,198	2,604,140

Life Sciences Tools & Services–1.70%
Bio-Rad Laboratories, Inc.–Class A(b)	24,345	2,434,743

Charles River Laboratories International, Inc.(b)	68,947	2,258,704

		4,693,447

Managed Health Care–1.08%
AMERIGROUP Corp.(b)	45,315	2,986,712

Multi-Line Insurance–1.06%
American Financial Group, Inc.	74,278	2,913,926

Office REIT’s–1.03%
Douglas Emmett, Inc.	123,000	2,841,300

Office Services & Supplies–1.13%
Interface, Inc.	228,122	3,109,303

Oil & Gas Equipment & Services–3.34%
Dresser-Rand Group, Inc.(b)	51,274	2,283,744

Lufkin Industries, Inc.	31,349	1,702,878

Oceaneering International, Inc.	57,288	2,741,803

Oil States International, Inc.(b)	37,509	2,483,096

		9,211,521

Oil & Gas Exploration & Production–1.61%
Energen Corp.	50,934	2,298,651

Rosetta Resources, Inc.(b)	58,239	2,133,877

		4,432,528

Packaged Foods & Meats–0.96%
TreeHouse Foods, Inc.(b)	42,314	2,635,739

Paper Packaging–1.12%
Graphic Packaging Holding Co.(b)	560,651	3,083,581

Paper Products–1.02%
Schweitzer-Mauduit International, Inc.	41,095	2,800,213

Pharmaceuticals–2.30%
Endo Health Solutions Inc.(b)	76,240	2,361,915

Questcor Pharmaceuticals, Inc.(b)(c)	74,498	3,966,274

		6,328,189

Property & Casualty Insurance–2.06%
Markel Corp.(b)	6,076	2,683,769

W. R. Berkley Corp.	77,160	3,003,067

		5,686,836

Real Estate Services–0.78%
Jones Lang LaSalle Inc.	30,689	2,159,585

Regional Banks–7.66%
Commerce Bancshares, Inc.	48,161	1,825,302

CVB Financial Corp.(c)	266,573	3,105,575

East West Bancorp, Inc.	122,341	2,870,120

F.N.B. Corp.	229,475	2,494,393

Susquehanna Bancshares, Inc.	304,989	3,141,387

Texas Capital Bancshares, Inc.(b)	70,038	2,828,835

Wintrust Financial Corp.(c)	84,000	2,982,000

Zions Bancorp.	96,466	1,873,370

		21,120,982

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Residential REIT’s–1.01%
Education Realty Trust, Inc.	251,500	$2,786,620

Restaurants–1.70%
DineEquity, Inc.(b)	49,703	2,218,742

Papa John’s International, Inc.(b)	51,796	2,463,936

		4,682,678

Semiconductor Equipment–2.16%
Cymer, Inc.(b)	53,368	3,146,043

Lam Research Corp.(b)	74,055	2,794,836

		5,940,879

Semiconductors–2.47%
Diodes Inc.(b)	119,011	2,233,837

Lattice Semiconductor Corp.(b)	449,642	1,695,150

Semtech Corp.(b)	118,871	2,890,943

		6,819,930

Specialized REIT’s–1.06%
LaSalle Hotel Properties	100,288	2,922,392

Specialty Chemicals–2.16%
Innophos Holdings, Inc.	58,525	3,304,322

PolyOne Corp.	194,396	2,659,337

		5,963,659

Specialty Stores–1.35%
GNC Holdings, Inc.–Class A	94,799	3,716,121

Steel–0.90%
Haynes International, Inc.	48,529	2,472,067

Trading Companies & Distributors–1.19%
Beacon Roofing Supply, Inc.(b)	129,850	3,274,817

Trucking–1.90%
Landstar System, Inc.	47,077	2,434,823

Old Dominion Freight Line, Inc.(b)	64,515	2,792,854

		5,227,677

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–97.57% (Cost $219,644,419)		268,846,054

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.69%
Liquid Assets Portfolio–Institutional Class (Cost $7,418,884)(d)(e)	7,418,884	7,418,884

TOTAL INVESTMENTS–100.26% (Cost $227,063,303)		276,264,938

OTHER ASSETS LESS LIABILITIES–(0.26)%		(715,161)

NET ASSETS–100.00%		$275,549,777

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2012.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Financials	18.5%

Information Technology	18.5

Industrials	17.1

Consumer Discretionary	15.0

Health Care	10.4

Materials	9.0

Energy	4.1

Consumer Staples	3.1

Utilities	1.9

Money Market Funds Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $219,644,419)*	$268,846,054

Investments in affiliated money market funds, at value and cost	7,418,884

Total investments, at value (Cost $227,063,303)	276,264,938

Cash	9,423,383

Receivable for:
Fund shares sold	87,674

Dividends	158,188

Investment for trustee deferred compensation and retirement plans	27,244

Other assets	441

Total assets	285,961,868

Liabilities:
Payable for:
Investments purchased	1,899,369

Fund shares reacquired	809,203

Collateral upon return of securities loaned	7,418,884

Accrued fees to affiliates	211,903

Accrued other operating expenses	23,805

Trustee deferred compensation and retirement plans	48,927

Total liabilities	10,412,091

Net assets applicable to shares outstanding	$275,549,777

Net assets consist of:
Shares of beneficial interest	$237,734,283

Undistributed net investment income (loss)	(451,852)

Undistributed net realized gain (loss)	(10,934,289)

Unrealized appreciation	49,201,635

$275,549,777

Net Assets:
Series I	$207,650,374

Series II	$67,899,403

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	12,099,097

Series II	4,034,360

Series I:
Net asset value per share	$17.16

Series II:
Net asset value per share	$16.83

*	At June 30, 2012, securities with an aggregate value of $7,470,720 were on loan to brokers.
Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends	$1,118,337

Dividends from affiliated money market funds (includes securities lending income of $45,071)	47,810

Total investment income	1,166,147

Expenses:
Advisory fees	1,056,029

Administrative services fees	378,168

Custodian fees	8,438

Distribution fees — Series II	79,497

Transfer agent fees	12,706

Trustees’ and officers’ fees and benefits	16,305

Other	28,571

Total expenses	1,579,714

Less: Fees waived	(3,921)

Net expenses	1,575,793

Net investment income (loss)	(409,646)

Realized and unrealized gain from:
Net realized gain from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(1,991,263))	10,586,928

Foreign currencies	33

10,586,961

Change in net unrealized appreciation of investment securities	1,884,788

Net realized and unrealized gain	12,471,749

Net increase in net assets resulting from operations	$12,062,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income (loss)	$(409,646)	$(924,084)

Net realized gain	10,586,961	16,595,731

Change in net unrealized appreciation (depreciation)	1,884,788	(20,800,587)

Net increase (decrease) in net assets resulting from operations	12,062,103	(5,128,940)

Share transactions–net:
Series I	(19,519,180)	225,192

Series II	11,028,903	22,286,320

Net increase (decrease) in net assets resulting from share transactions	(8,490,277)	22,511,512

Net increase in net assets	3,571,826	17,382,572

Net assets:
Beginning of period	271,977,951	254,595,379

End of period (includes undistributed net investment income (loss) of $(451,852) and $(42,206), respectively)	$275,549,777	$271,977,951

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Invesco V.I. Small Cap Equity Fund

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Invesco V.I. Small Cap Equity Fund

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.745%

Next $250 million	0.73%

Next $500 million	0.715%

Next $1.5 billion	0.70%

Next $2.5 billion	0.685%

Next $2.5 billion	0.67%

Next $2.5 billion	0.655%

Over $10 billion	0.64%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such

Invesco V.I. Small Cap Equity Fund

Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.15% and Series II shares to 1.40% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $3,921.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $37,657 for accounting and fund administrative services and reimbursed $340,511 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$276,264,938	$—	$—	$276,264,938

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or

Invesco V.I. Small Cap Equity Fund

common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2012, the Fund engaged in securities purchases of $3,825 and securities sales of $1,243,411, which resulted in net realized gains (losses) of $(1,991,263).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2017	$18,687,986	$—	$18,687,986

December 31, 2018	1,046,977	—	1,046,977

	$19,734,463	$—	$19,734,463

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $59,871,114 and $68,510,988, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$59,420,803

Aggregate unrealized (depreciation) of investment securities	(12,005,454)

Net unrealized appreciation of investment securities	$47,415,349

Cost of investments for tax purposes is $228,849,589.

Invesco V.I. Small Cap Equity Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	930,563	$16,412,434	5,397,940	$93,914,705

Series II	1,006,119	17,252,501	2,436,175	41,035,453

Reacquired:
Series I	(2,071,961)	(35,931,614)	(5,523,283)	(93,689,513)

Series II	(365,872)	(6,223,598)	(1,111,430)	(18,749,133)

Net increase (decrease) in share activity	(501,151)	$(8,490,277)	1,199,402	$22,511,512

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$16.41	$(0.02)	$0.77	$0.75	$—	$—	$—	$17.16	4.57%	$207,650	1.06	%(d)	1.06	%(d)	(0.24	)%(d)	21%
Year ended 12/31/11	16.53	(0.05)	(0.07)	(0.12)	—	—	—	16.41	(0.73)	217,287	1.06		1.06		(0.27)		61
Year ended 12/31/10	12.86	(0.02)	3.69	3.67	—	—	—	16.53	28.54	220,925	1.07		1.07		(0.11)		46
Year ended 12/31/09	10.62	(0.00)	2.26	2.26	(0.02)	—	(0.02)	12.86	21.29	178,949	1.09		1.09		(0.01)		46
Year ended 12/31/08	15.53	0.02	(4.88)	(4.86)	—	(0.05)	(0.05)	10.62	(31.31)	152,310	1.09		1.09		0.16		55
Year ended 12/31/07	15.19	(0.01)	0.81	0.80	(0.01)	(0.45)	(0.46)	15.53	5.19	168,286	1.12		1.15		(0.07)		45

Series II
Six months ended 06/30/12	16.11	(0.04)	0.76	0.72	—	—	—	16.83	4.47	67,899	1.31	(d)	1.31	(d)	(0.49	)(d)	21
Year ended 12/31/11	16.27	(0.09)	(0.07)	(0.16)	—	—	—	16.11	(0.98)	54,691	1.31		1.31		(0.52)		61
Year ended 12/31/10	12.69	(0.05)	3.63	3.58	—	—	—	16.27	28.21	33,670	1.32		1.32		(0.36)		46
Year ended 12/31/09	10.51	(0.03)	2.23	2.20	(0.02)	—	(0.02)	12.69	20.90	14,048	1.34		1.34		(0.26)		46
Year ended 12/31/08	15.39	(0.00)	(4.83)	(4.83)	—	(0.05)	(0.05)	10.51	(31.40)	5,557	1.34		1.34		(0.09)		55
Year ended 12/31/07	15.10	(0.05)	0.79	0.74	—	(0.45)	(0.45)	15.39	4.84	32	1.37		1.40		(0.32)		45

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $17,709,035 and sold of $19,432,514 in the effort to realign the Fund’s portfolio holdings after the reorganization of AIM V.I. Small Cap Growth Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $221,828 and $63,947 for Series I and Series II shares, respectively.

Invesco V.I. Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Series I	$1,000.00	$1,045.70	$5.39	$1,019.59	$5.32	1.06%

Series II	1,000.00	1,044.70	6.66	1,018.35	6.57	1.31

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Small Cap Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Small-Cap Core Funds Index. The Board noted that performance of Series I shares of the Fund was in the second quintile of the performance universe for the one year period, the third quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The

Invesco V.I. Small Cap Equity Fund

Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was above the effective fee rate of one mutual fund advised by Invesco Advisers. The Board also noted that Invesco Advisers sub-advises mutual funds and that the effective fee sub-advisory rate is below the effective fee advisory rate of the Fund.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
I-VITEC-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	9.04%

Series II Shares	8.95

S&P 500 Index▼ (Broad Market Index)	9.49

Bank of America Merrill Lynch 100 Technology Index (price only)▼ (Style-Specific Index)	2.98

Lipper VUF Science & Technology Funds Category Average▼ (Peer Group)	9.75

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Bank of America Merrill Lynch 100 Technology Index (price only) is a price-only equal-dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.
     The Lipper VUF Science & Technology Funds Category Average represents an average of all of the variable insurance underlying funds in the Lipper Science & Technology Funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (5/20/97)		3.45%

10	Years	5.05

5	Years	2.04

1 Year		-1.81

Series II Shares

10	Years	4.77%

5	Years	1.78

1	Year	-2.02

Series II shares incepted on April 30, 2004. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund's Series I and Series II share classes will differ primarily due to different class expenses.
      The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.12% and 1.37%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
      Invesco V.I. Technology Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
      The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. Technology Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.29%
Application Software–6.16%
Autodesk, Inc.(b)	32,152	$1,124,999

Citrix Systems, Inc.(b)	19,989	1,677,877

Informatica Corp.(b)	10,354	438,595

Nuance Communications, Inc.(b)	19,416	462,489

Quest Software, Inc.(b)	27,444	764,315

Salesforce.com, Inc.(b)	9,984	1,380,388

TIBCO Software Inc.(b)	19,063	570,365

		6,419,028

Communications Equipment–10.67%
ADTRAN, Inc.	23,714	715,925

Brocade Communications Systems, Inc.(b)	106,933	527,180

Ciena Corp.(b)	35,659	583,738

Cisco Systems, Inc.	106,155	1,822,681

F5 Networks, Inc.(b)	9,006	896,637

Finisar Corp.(b)	34,681	518,828

JDS Uniphase Corp.(b)	85,810	943,910

Juniper Networks, Inc.(b)	25,225	411,420

QUALCOMM, Inc.	75,604	4,209,631

Sonus Networks, Inc.(b)	170,547	366,676

Ubiquiti Networks Inc.(b)	8,291	118,147

		11,114,773

Computer Hardware–12.57%
Apple Inc.(b)	22,422	13,094,448

Computer Storage & Peripherals–4.29%
EMC Corp.(b)	147,065	3,769,276

Synaptics Inc.(b)	24,251	694,306

		4,463,582

Data Processing & Outsourced Services–7.77%
Alliance Data Systems Corp.(b)	12,462	1,682,370

Genpact Ltd. (Bermuda)(b)	83,942	1,395,955

MasterCard, Inc.–Class A	4,531	1,948,828

VeriFone Systems, Inc.(b)	26,721	884,198

Visa Inc.–Class A	17,642	2,181,081

		8,092,432

Electronic Components–0.43%
Dolby Laboratories Inc.–Class A(b)	10,824	447,031

Electronic Manufacturing Services–1.74%
Jabil Circuit, Inc.	65,306	1,327,671

Sanmina-SCI Corp.(b)	59,298	485,651

		1,813,322

Internet Retail–2.14%
Amazon.com, Inc.(b)	6,054	1,382,431

Priceline.com Inc.(b)	1,282	851,915

		2,234,346

Internet Software & Services–7.96%
eBay Inc.(b)	12,650	531,426

Facebook Inc.–Class A(b)	11,480	357,258

Facebook Inc.–Class B (Acquired 04/04/12-04/05/12; Cost $1,110,471)(b)(c)	33,390	883,232

Google Inc.–Class A(b)	5,081	2,947,336

LogMeIn, Inc.(b)	17,933	547,315

Responsys, Inc.(b)	30,217	366,230

ValueClick, Inc.(b)	63,201	1,035,864

Velti PLC (Ireland)(b)	44,473	289,075

VeriSign, Inc.(b)	30,493	1,328,580

		8,286,316

IT Consulting & Other Services–6.87%
Accenture PLC–Class A	28,004	1,682,760

Cognizant Technology Solutions Corp.–Class A(b)	58,621	3,517,260

International Business Machines Corp.	9,984	1,952,671

		7,152,691

Life Sciences Tools & Services–1.04%
Agilent Technologies, Inc.	27,543	1,080,787

Other Diversified Financial Services–0.32%
BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08 Acquisition Cost $3,149,655)(c)(d)	—	334,476

Research & Consulting Services–0.65%
Acacia Research(b)	18,257	679,891

Semiconductor Equipment–1.76%
Cymer, Inc.(b)	19,119	1,127,065

Teradyne, Inc.(b)	50,228	706,206

		1,833,271

Semiconductors–19.06%
ARM Holdings PLC–ADR (United Kingdom)	8,918	212,159

Atmel Corp.(b)	90,140	603,938

Avago Technologies Ltd.	26,492	951,063

Broadcom Corp.–Class A(b)	57,082	1,929,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

	Shares	Value

Semiconductors–(continued)

Cirrus Logic, Inc.(b)	19,577	$584,961

Cypress Semiconductor Corp.(b)	70,135	927,185

Diodes Inc.(b)	37,726	708,117

Fairchild Semiconductor International, Inc.(b)	54,827	773,061

Intel Corp.	99,542	2,652,794

Intermolecular Inc.(b)	67,306	521,621

Lattice Semiconductor Corp.(b)	202,995	765,291

MA-COM Technology Solutions Holdings Inc.(b)	28,412	525,622

Marvell Technology Group Ltd.	73,572	829,892

Micron Technology, Inc.(b)	120,428	759,901

Microsemi Corp.(b)	133,462	2,467,712

ON Semiconductor Corp.(b)	111,087	788,718

Semtech Corp.(b)	54,789	1,332,468

Skyworks Solutions, Inc.(b)	30,383	831,583

Texas Instruments Inc.	19,653	563,845

Volterra Semiconductor Corp.(b)	27,530	645,578

Xilinx, Inc.	14,206	476,895

		19,851,776

Systems Software–12.86%
Ariba Inc.(b)	17,310	774,796

Check Point Software Technologies Ltd. (Israel)(b)	50,937	2,525,966

CommVault Systems, Inc.(b)	13,535	670,930

Fortinet Inc.(b)	50,588	1,174,653

Infoblox, Inc.(b)	9,783	224,324

Microsoft Corp.	104,990	3,211,644

Oracle Corp.	88,151	2,618,085

Red Hat, Inc.(b)	18,309	1,034,092

Rovi Corp.(b)	19,606	384,670

Symantec Corp.(b)	52,955	773,672

		13,392,832

Total Common Stocks & Other Equity Interests (Cost $82,734,030)		100,291,002

Money Market Funds–3.59%
Liquid Assets Portfolio–Institutional Class(e)	1,871,632	1,871,632

Premier Portfolio–Institutional Class(e)	1,871,632	1,871,632

Total Money Market Funds (Cost $3,743,264)		3,743,264

TOTAL INVESTMENTS–99.88% (Cost $86,477,294)		104,034,266

OTHER ASSETS LESS LIABILITIES–0.12%		127,364

NET ASSETS–100.00%		$104,161,630

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2012 was $1,217,708, which represented 1.17% of the Fund’s Net Assets.
(d)	The Fund has a remaining commitment of $101,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Information Technology	92.1%

Consumer Discretionary	2.2

Health Care	1.0

Industrials	0.7

Financials	0.3

Money Market Funds Plus Other Assets Less Liabilities	3.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $82,734,030)	$100,291,002

Investments in affiliated money market funds, at value and cost	3,743,264

Total investments, at value (Cost $86,477,294)	104,034,266

Receivable for:
Investments sold	1,160,718

Fund shares sold	33,377

Dividends	15,366

Investment for trustee deferred compensation and retirement plans	33,635

Total assets	105,277,362

Liabilities:
Payable for:
Investments purchased	906,591

Fund shares reacquired	70,444

Accrued fees to affiliates	67,765

Accrued other operating expenses	17,018

Trustee deferred compensation and retirement plans	53,914

Total liabilities	1,115,732

Net assets applicable to shares outstanding	$104,161,630

Net assets consist of:
Shares of beneficial interest	$80,267,831

Undistributed net investment income	1,506,337

Undistributed net realized gain	4,830,490

Unrealized appreciation	17,556,972

$104,161,630

Net Assets:
Series I	$102,106,455

Series II	$2,055,175

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	6,177,069

Series II	126,983

Series I:
Net asset value per share	$16.53

Series II:
Net asset value per share	$16.18

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends	$255,212

Dividends from affiliated money market funds	1,843

Total investment income	257,055

Expenses:
Advisory fees	414,001

Administrative services fees	159,486

Custodian fees	4,229

Distribution fees — Series II	2,461

Transfer agent fees	12,132

Trustees’ and officers’ fees and benefits	12,791

Other	28,777

Total expenses	633,877

Less: Fees waived	(1,794)

Net expenses	632,083

Net investment income (loss)	(375,028)

Realized and unrealized gain from:
Net realized gain from investment securities	6,430,131

Change in net unrealized appreciation of investment securities	3,214,926

Net realized and unrealized gain	9,645,057

Net increase in net assets resulting from operations	$9,270,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income (loss)	$(375,028)	$(756,527)

Net realized gain	6,430,131	11,675,866

Change in net unrealized appreciation (depreciation)	3,214,926	(16,912,981)

Net increase (decrease) in net assets resulting from operations	9,270,029	(5,993,642)

Distributions to shareholders from net investment income:
Series I	—	(209,892)

Series II	—	(1,326)

Total distributions from net investment income	—	(211,218)

Share transactions–net:
Series I	(7,626,289)	(21,625,874)

Series II	325,535	520,728

Net increase (decrease) in net assets resulting from share transactions	(7,300,754)	(21,105,146)

Net increase (decrease) in net assets	1,969,275	(27,310,006)

Net assets:
Beginning of period	102,192,355	129,502,361

End of period (includes undistributed net investment income of $1,506,337 and $1,881,365, respectively)	$104,161,630	$102,192,355

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Technology Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Technology Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Technology Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $1,794.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $24,863 for accounting and fund administrative services and reimbursed $134,623 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI

Invesco V.I. Technology Fund

compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$102,816,558	$883,232	$334,476	$104,034,266

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. Technology Fund

  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2017	$1,524,170	$—	$1,524,170

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $21,051,113 and $29,725,840, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$28,111,785

Aggregate unrealized (depreciation) of investment securities	(8,699,603)

Net unrealized appreciation of investment securities	$19,412,182

Cost of investments for tax purposes is $84,622,084.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	432,458	$7,512,207	1,327,553	$22,172,590

Series II	38,678	662,175	56,016	891,686

Issued as reinvestment of dividends:
Series I	—	—	14,376	209,892

Series II	—	—	93	1,326

Reacquired:
Series I	(890,503)	(15,138,496)	(2,725,269)	(44,008,356)

Series II	(20,249)	(336,640)	(23,813)	(372,284)

Net increase (decrease) in share activity	(439,616)	$(7,300,754)	(1,351,044)	$(21,105,146)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Technology Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses) on						to average		to average net		Ratio of net
	Net asset			securities		Dividends				net assets		assets without		investment
	value,	Net		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment		realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income (loss)		unrealized)	operations	income	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I
Six months ended 06/30/12	$15.16	$(0.06	)(c)	$1.43	$1.37	$—	$16.53	9.04%	$102,106	1.14	%(d)	1.14	%(d)	(0.67	)%(d)	20%
Year ended 12/31/11	16.00	(0.10	)(c)	(0.71)	(0.81)	(0.03)	15.16	(5.05)	100,579	1.12		1.12		(0.62)		41
Year ended 12/31/10	13.19	0.02	(c)	2.79	2.81	—	16.00	21.30	128,304	1.14		1.14		0.18		43
Year ended 12/31/09	8.38	(0.03	)(c)	4.84	4.81	—	13.19	57.40	119,369	1.18		1.19		(0.27)		42
Year ended 12/31/08	15.10	0.01	(c)	(6.73)	(6.72)	—	8.38	(44.50)	71,546	1.15		1.16		0.05		81
Year ended 12/31/07	14.02	(0.06)		1.14	1.08	—	15.10	7.70	158,739	1.10		1.10		(0.38)		59

Series II
Six months ended 06/30/12	14.86	(0.08	)(c)	1.40	1.32	—	16.18	8.88	2,055	1.39	(d)	1.39	(d)	(0.92	)(d)	20
Year ended 12/31/11	15.71	(0.14	)(c)	(0.70)	(0.84)	(0.01)	14.86	(5.32)	1,613	1.37		1.37		(0.87)		41
Year ended 12/31/10	12.98	(0.01	)(c)	2.74	2.73	—	15.71	21.03	1,198	1.39		1.39		(0.07)		43
Year ended 12/31/09	8.26	(0.06	)(c)	4.78	4.72	—	12.98	57.14	417	1.43		1.44		(0.52)		42
Year ended 12/31/08	14.95	(0.02	)(c)	(6.67)	(6.69)	—	8.26	(44.75)	115	1.40		1.41		(0.20)		81
Year ended 12/31/07	13.91	(0.10)		1.14	1.04	—	14.95	7.48	130	1.35		1.35		(0.63)		59

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $109,027, and $1,980 for Series I and Series II, respectively.

Invesco V.I. Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Series I	$1,000.00	$1,090.40	$5.93	$1,019.19	$5.72	1.14%

Series II	1,000.00	1,089.50	7.22	1,017.95	6.97	1.39

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco V.I. Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Technology Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years

Invesco V.I. Technology Fund

to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Science & Technology Funds Index. The Board noted that performance of Series I shares of the Fund was in the second quintile of the performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was above the effective fee rate of the two mutual funds advised by Invesco Advisers with comparable investment strategies. The Board noted that Invesco Advisers sub-advises an off-shore fund with comparable investment strategies, which had an effective fee rate higher than the Fund’s.
  Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Technology Fund

Invesco V.I. Utilities Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
I-VIUTI-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	3.82%

Series II Shares	3.73

S&P 500 Index▼ (Broad Market Index)	9.49

S&P 500 Utilities Index▼ (Style-Specific Index)	4.82

Lipper VUF Utility Funds Category Average▼ (Peer Group)	4.89

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The S&P 500 Utilities Index is an unmanaged index considered representative of the utilities market.
     The Lipper VUF Utility Funds Category Average represents an average of all of the variable insurance underlying funds in the Lipper Utility Funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (12/30/94)	7.06%

10 Years	9.20

5 Years	1.34

1 Year	9.29

Series II Shares

10 Years	8.93%

5 Years	1.10

1 Year	9.05

Series II shares incepted on April 30, 2004. Performance shown prior to that date is that of Series I shares, restated to reflect the higher 12b-1 fees applicable to Series II. Series I performance reflects any applicable fee waivers or expense reimbursements. The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.04% and 1.29%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco V.I. Utilities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. Utilities Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks–95.66%
Electric Utilities–54.39%
American Electric Power Co., Inc.	86,745	$3,461,125

Duke Energy Corp.(b)	99,961	2,305,101

E.ON AG (Germany)	53,357	1,148,517

Edison International	60,834	2,810,531

Entergy Corp.	38,823	2,635,693

Exelon Corp.	108,475	4,080,829

FirstEnergy Corp.	35,863	1,764,101

NextEra Energy, Inc.	11,927	820,697

Northeast Utilities	56,909	2,208,638

Pepco Holdings, Inc.	171,322	3,352,772

Pinnacle West Capital Corp.	23,157	1,198,143

Portland General Electric Co.	129,466	3,451,564

PPL Corp.	60,234	1,675,108

Progress Energy, Inc.	14,637	880,708

Southern Co. (The)	79,108	3,662,700

Xcel Energy, Inc.	123,158	3,498,919

		38,955,146

Gas Utilities–6.28%
AGL Resources Inc.	47,535	1,841,981

Atmos Energy Corp.	22,316	782,622

ONEOK, Inc.	10,984	464,733

UGI Corp.	47,738	1,404,930

		4,494,266

Independent Power Producers & Energy Traders–4.63%
Calpine Corp.(b)	106,319	1,755,327

NRG Energy, Inc.(b)	90,028	1,562,886

		3,318,213

Integrated Telecommunication Services–4.88%
AT&T Inc.	26,370	940,354

CenturyLink Inc.	25,623	1,011,852

Verizon Communications Inc.	34,799	1,546,468

		3,498,674

Multi-Utilities–25.48%
CMS Energy Corp.	31,778	746,783

Consolidated Edison, Inc.	9,005	560,021

Dominion Resources, Inc.	58,159	3,140,586

DTE Energy Co.	24,967	1,481,292

National Grid PLC (United Kingdom)	320,668	3,392,348

NiSource Inc.	27,525	681,244

PG&E Corp.	42,228	1,911,662

Public Service Enterprise Group Inc.	43,704	1,420,380

Sempra Energy	37,558	2,586,995

TECO Energy, Inc.	128,807	2,326,254

		18,247,565

Total Common Stocks (Cost $54,312,260)		68,513,864

Money Market Funds–3.93%
Liquid Assets Portfolio–Institutional Class(c)	1,408,393	1,408,393

Premier Portfolio–Institutional Class(c)	1,408,393	1,408,393

Total Money Market Funds (Cost $2,816,786)		2,816,786

TOTAL INVESTMENTS–99.59% (Cost $57,129,046)		71,330,650

OTHER ASSETS LESS LIABILITIES–0.41%		292,890

NET ASSETS–100.00%		$71,623,540

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Utilities	90.8%

Telecommunication Services	4.9

Money Market Funds Plus Other Assets Less Liabilities	4.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Utilities Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $54,312,260)	$68,513,864

Investments in affiliated money market funds, at value and cost	2,816,786

Total investments, at value (Cost $57,129,046)	71,330,650

Receivable for:
Fund shares sold	149,038

Dividends	377,440

Investment for trustee deferred compensation and retirement plans	45,691

Other assets	988

Total assets	71,903,807

Liabilities:
Payable for:
Fund shares reacquired	160,427

Accrued fees to affiliates	40,464

Accrued other operating expenses	18,385

Trustee deferred compensation and retirement plans	60,991

Total liabilities	280,267

Net assets applicable to shares outstanding	$71,623,540

Net assets consist of:
Shares of beneficial interest	$51,208,812

Undistributed net investment income	3,235,072

Undistributed net realized gain	2,979,527

Unrealized appreciation	14,200,129

$71,623,540

Net Assets:
Series I	$69,782,305

Series II	$1,841,235

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	4,015,268

Series II	106,767

Series I:
Net asset value per share	$17.38

Series II:
Net asset value per share	$17.25

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $10,525)	$1,473,490

Dividends from affiliated money market funds	2,781

Total investment income	1,476,271

Expenses:
Advisory fees	208,072

Administrative services fees	101,139

Custodian fees	2,639

Distribution fees — Series II	2,222

Transfer agent fees	9,228

Trustees’ and officers’ fees and benefits	11,927

Other	20,584

Total expenses	355,811

Less: Fees waived	(22,672)

Net expenses	333,139

Net investment income	1,143,132

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	780,168

Foreign currencies	(578)

779,590

Change in net unrealized appreciation (depreciation) of:
Investment securities	648,660

Foreign currencies	(1,255)

647,405

Net realized and unrealized gain	1,426,995

Net increase in net assets resulting from operations	$2,570,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Utilities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$1,143,132	$2,155,650

Net realized gain	779,590	3,889,415

Change in net unrealized appreciation	647,405	4,252,499

Net increase in net assets resulting from operations	2,570,127	10,297,564

Distributions to shareholders from net investment income:
Series I	—	(2,123,528)

Series II	—	(57,674)

Total distributions from net investment income	—	(2,181,202)

Share transactions–net:
Series I	(3,679,692)	(898,765)

Series II	(100,408)	(34,322)

Net increase (decrease) in net assets resulting from share transactions	(3,780,100)	(933,087)

Net increase (decrease) in net assets	(1,209,973)	7,183,275

Net assets:
Beginning of period	72,833,513	65,650,238

End of period (includes undistributed net investment income of $3,235,072 and $2,091,940, respectively)	$71,623,540	$72,833,513

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Utilities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Utilities Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Utilities Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.
The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.60% of the Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. The Adviser had contractually agreed, through April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.93% and Series II shares to 1.18% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

Invesco V.I. Utilities Fund

  For the six months ended June 30, 2012, the Adviser waived advisory fees of $22,672.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $24,863 for accounting and fund administrative services and reimbursed $76,276 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$70,182,133	$1,148,517	$—	$71,330,650

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco V.I. Utilities Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund did not have a capital loss carryforward as of December 31, 2011.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $1,528,570 and $2,120,310, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,107,454

Aggregate unrealized (depreciation) of investment securities	(1,161,241)

Net unrealized appreciation of investment securities	$13,946,213

Cost of investments for tax purposes is $57,384,437.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	347,183	$5,741,193	951,541	$15,210,526

Series II	3,077	50,415	16,357	261,142

Issued as reinvestment of dividends:
Series I	—	—	136,473	2,123,528

Series II	—	—	3,727	57,674

Reacquired:
Series I	(571,527)	(9,420,885)	(1,149,620)	(18,232,819)

Series II	(9,241)	(150,823)	(22,568)	(353,138)

Net increase (decrease) in share activity	(230,508)	$(3,780,100)	(64,090)	$(933,087)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Utilities Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	Investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$16.74	$0.27	$0.37	$0.64	$—	$—	$—	$17.38	3.82%	$69,782	0.95	%(d)	1.02	%(d)	3.31	%(d)	2%
Year ended 12/31/11	14.87	0.51	1.90	2.41	(0.54)	—	(0.54)	16.74	16.45	70,956	0.92		1.04		3.23		14
Year ended 12/31/10	14.51	0.47	0.43	0.90	(0.54)	—	(0.54)	14.87	6.30	63,945	0.92		1.04		3.25		13
Year ended 12/31/09	13.38	0.45	1.53	1.98	(0.68)	(0.17)	(0.85)	14.51	14.93	70,671	0.93		1.04		3.35		14
Year ended 12/31/08	23.97	0.52	(8.36)	(7.84)	(0.59)	(2.16)	(2.75)	13.38	(32.35)	80,704	0.93		0.96		2.53		15
Year ended 12/31/07	21.23	0.47	3.94	4.41	(0.47)	(1.20)	(1.67)	23.97	20.64	155,748	0.93		0.94		1.97		30

Series II
Six months ended 06/30/12	16.63	0.25	0.37	0.62	—	—	—	17.25	3.73	1,841	1.20	(d)	1.27	(d)	3.06	(d)	2
Year ended 12/31/11	14.78	0.47	1.88	2.35	(0.50)	—	(0.50)	16.63	16.15	1,878	1.17		1.29		2.98		14
Year ended 12/31/10	14.43	0.43	0.42	0.85	(0.50)	—	(0.50)	14.78	6.01	1,706	1.17		1.29		3.00		13
Year ended 12/31/09	13.30	0.41	1.52	1.93	(0.63)	(0.17)	(0.80)	14.43	14.61	1,702	1.18		1.29		3.10		14
Year ended 12/31/08	23.80	0.46	(8.28)	(7.82)	(0.52)	(2.16)	(2.68)	13.30	(32.51)	1,717	1.18		1.21		2.28		15
Year ended 12/31/07	21.12	0.41	3.91	4.32	(0.44)	(1.20)	(1.64)	23.80	20.32	3,293	1.18		1.19		1.72		30

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $67,951 and $1,788 for Series I and Series II shares, respectively.

Invesco V.I. Utilities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,3]	(06/30/12)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$1,038.20	$4.84	$1,020.12	$4.79	0.95%

Series II	1,000.00	1,037.30	6.10	1,018.88	6.04	1.20

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Effective July 1, 2012, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Series I and Series II shares to 2.00% and 2.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.01% and 1.26% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.12 and $6.38 for Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.07 and $6.32 for Series I and Series II shares, respectively.

Invesco V.I. Utilities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco V.I. Utilities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

Invesco V.I. Utilities Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Utility Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of the Lipper performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was above the effective rate of the other mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from advisory services Invesco Advisers provides to the Fund, but that overall Invesco Advisers and its affiliates did not make a profit from managing the Fund as a result of the size of the Fund and allocated expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Utilities Fund

Invesco Van Kampen V.I. American Franchise Fund
Effective April 30, 2012, Invesco Van Kampen V.I. Capital Growth Fund was renamed Invesco Van Kampen V.I. American Franchise Fund.
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIAMFR-SAR-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	8.56%

Series II Shares	8.39

S&P 500 Index▼ (Broad Market Index)	9.49

Russell 1000 Growth Index▼ (Style-Specific Index)	10.08

Lipper VUF Large-Cap Growth Funds Index▼ (Peer Group Index)	10.02

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (7/3/95)		7.68%

10	Years	4.23

5	Years	2.26

1	Year	-3.96

Series II Shares

Inception (9/18/00)		-3.74%

10	Years	3.97

5	Years	2.01

1	Year	-4.23

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Capital Growth Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Capital Growth Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Capital Growth Fund (renamed Invesco Van Kampen V.I. American Franchise Fund on April 30, 2012). Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.90% and 1.15%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.95% and 1.20%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. American Franchise Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2014. See current prospectus for more information.

Invesco Van Kampen V.I. American Franchise Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.17%
Aerospace & Defense–2.12%
Boeing Co. (The)	115,623	$8,590,789

Precision Castparts Corp.	44,197	7,269,964

		15,860,753

Air Freight & Logistics–0.70%
Expeditors International of Washington, Inc.	135,677	5,257,484

Apparel Retail–1.15%
Gap, Inc. (The)	316,398	8,656,649

Apparel, Accessories & Luxury Goods–1.01%
Prada S.p.A. (Italy)(b)	77,400	526,010

Prada S.p.A. (Italy)	1,037,200	7,048,799

		7,574,809

Application Software–1.16%
Autodesk, Inc.(c)	60,914	2,131,381

Citrix Systems, Inc.(c)	46,945	3,940,563

Salesforce.com, Inc.(c)	18,954	2,620,580

		8,692,524

Biotechnology–2.35%
Celgene Corp.(c)	82,162	5,271,514

Gilead Sciences, Inc.(c)	240,741	12,345,198

		17,616,712

Broadcasting–1.13%
CBS Corp.–Class B	258,090	8,460,190

Cable & Satellite–3.66%
Comcast Corp.–Class A	242,332	7,747,354

DIRECTV–Class A(c)	310,065	15,137,373

DISH Network Corp.–Class A	159,874	4,564,403

		27,449,130

Casinos & Gaming–1.86%
Las Vegas Sands Corp.	321,002	13,960,377

Communications Equipment–3.39%
Cisco Systems, Inc.	410,042	7,040,421

QUALCOMM, Inc.	329,910	18,369,389

		25,409,810

Computer Hardware–10.24%
Apple Inc.	131,468	76,777,312

Computer Storage & Peripherals–4.16%
EMC Corp.(c)	1,218,067	31,219,057

Construction & Engineering–0.96%
Foster Wheeler AG (Switzerland)(c)	413,250	7,161,623

Construction & Farm Machinery & Heavy Trucks–1.58%
Cummins Inc.	122,531	11,874,479

Data Processing & Outsourced Services–1.91%
Visa Inc.–Class A	115,933	14,332,797

Department Stores–1.32%
Macy’s, Inc.	288,200	9,899,670

Diversified Banks–2.37%
Wells Fargo & Co.	531,771	17,782,422

Diversified Chemicals–1.25%
Dow Chemical Co. (The)	297,515	9,371,723

Diversified Metals & Mining–0.11%
Freeport-McMoRan Copper & Gold Inc.	23,108	787,290

Drug Retail–1.27%
CVS Caremark Corp.	203,714	9,519,555

Fertilizers & Agricultural Chemicals–1.20%
Monsanto Co.	109,059	9,027,904

General Merchandise Stores–1.08%
Dollar General Corp.(c)	148,475	8,075,555

Health Care Equipment–0.73%
Intuitive Surgical, Inc.(c)	9,854	5,457,047

Health Care Services–1.15%
Express Scripts Holding Co.(c)	154,351	8,617,416

Health Care Technology–0.80%
Cerner Corp.(c)	72,271	5,973,921

Heavy Electrical Equipment–0.51%
ABB Ltd.–ADR (Switzerland)(c)	235,782	3,847,962

Home Improvement Retail–0.74%
Home Depot, Inc. (The)	105,265	5,577,992

Hotels, Resorts & Cruise Lines–0.89%
Starwood Hotels & Resorts Worldwide, Inc.	125,841	6,674,607

Industrial Conglomerates–3.81%
Danaher Corp.	252,660	13,158,533

General Electric Co.	737,831	15,376,398

		28,534,931

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. American Franchise Fund

	Shares	Value

Industrial Machinery–1.03%
Ingersoll-Rand PLC	183,625	$7,745,303

Integrated Oil & Gas–2.48%
Occidental Petroleum Corp.	216,669	18,583,700

Internet Retail–3.32%
Amazon.com, Inc.(c)	55,742	12,728,686

Priceline.com Inc.(c)	18,321	12,174,671

		24,903,357

Internet Software & Services–5.76%
Baidu, Inc.–ADR (China)(c)	76,723	8,821,611

eBay Inc.(c)	167,391	7,032,096

Facebook Inc.–Class A(c)	85,126	2,649,121

Facebook Inc.–Class B (Acquired 04/04/12-04/05/12; Cost $6,622,183)(b)(c)	199,118	5,267,069

Google Inc.–Class A(c)	33,536	19,453,227

		43,223,124

Investment Banking & Brokerage–1.05%
Goldman Sachs Group, Inc. (The)	81,912	7,852,084

IT Consulting & Other Services–2.46%
Cognizant Technology Solutions Corp.–Class A(c)	306,962	18,417,720

Life Sciences Tools & Services–1.66%
Agilent Technologies, Inc.	318,113	12,482,754

Managed Health Care–1.15%
UnitedHealth Group Inc.	147,618	8,635,653

Movies & Entertainment–0.72%
Walt Disney Co. (The)	111,765	5,420,603

Oil & Gas Equipment & Services–3.27%
Cameron International Corp.(c)	134,465	5,743,000

Halliburton Co.	65,848	1,869,425

Weatherford International Ltd.(c)	1,341,307	16,940,707

		24,553,132

Other Diversified Financial Services–1.25%
JPMorgan Chase & Co.	262,126	9,365,762

Packaged Foods & Meats–0.34%
Mead Johnson Nutrition Co.	31,760	2,556,998

Pharmaceuticals–4.03%
Abbott Laboratories	175,705	11,327,701

Allergan, Inc.	204,084	18,892,056

		30,219,757

Property & Casualty Insurance–0.55%
ACE Ltd. (Switzerland)	55,482	4,112,881

Railroads–1.27%
Union Pacific Corp.	79,839	9,525,591

Restaurants–1.79%
Starbucks Corp.	252,429	13,459,514

Semiconductors–1.81%
Broadcom Corp.–Class A(c)	229,133	7,744,695

Texas Instruments Inc.	114,275	3,278,550

Xilinx, Inc.	76,181	2,557,396

		13,580,641

Soft Drinks–3.36%
Coca-Cola Co. (The)	115,124	9,001,546

Monster Beverage Corp.(c)	86,112	6,131,174

PepsiCo, Inc.	142,340	10,057,744

		25,190,464

Specialized REIT’s–1.27%
American Tower Corp.	136,131	9,516,918

Systems Software–3.89%
Check Point Software Technologies Ltd. (Israel)(c)	220,946	10,956,712

Microsoft Corp.	495,366	15,153,246

Rovi Corp.(c)	157,701	3,094,094

		29,204,052

Trucking–1.08%
J.B. Hunt Transport Services, Inc.	135,278	8,062,569

Wireless Telecommunication Services–1.02%
Sprint Nextel Corp.(c)	2,357,121	7,684,215

Total Common Stocks & Other Equity Interests (Cost $616,465,440)		743,748,493

Money Market Funds–1.09%
Liquid Assets Portfolio–Institutional Class(d)	4,107,834	4,107,834

Premier Portfolio–Institutional Class(d)	4,107,835	4,107,835

Total Money Market Funds (Cost $8,215,669)		8,215,669

TOTAL INVESTMENTS–100.26% (Cost $624,681,109)		751,964,162

OTHER ASSETS LESS LIABILITIES–(0.26)%		(1,972,061)

NET ASSETS–100.00%		$749,992,101

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. American Franchise Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2012 was $5,793,079, which represented less than 1% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Information Technology	34.8%

Consumer Discretionary	18.7

Industrials	13.0

Health Care	11.9

Financials	6.5

Energy	5.7

Consumer Staples	5.0

Materials	2.6

Telecommunication Services	1.0

Money Market Funds Plus Other Assets Less Liabilities	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. American Franchise Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $616,465,440)	$743,748,493

Investments in affiliated money market funds, at value and cost	8,215,669

Total investments, at value (Cost $624,681,109)	751,964,162

Receivable for:
Investments sold	18,808,199

Fund shares sold	469,424

Dividends	783,682

Investment for trustee deferred compensation and retirement plans	208,236

Other assets	386

Total assets	772,234,089

Liabilities:
Payable for:
Investments purchased	19,906,457

Fund shares reacquired	1,236,542

Accrued fees to affiliates	537,277

Accrued other operating expenses	163,069

Trustee deferred compensation and retirement plans	398,643

Total liabilities	22,241,988

Net assets applicable to shares outstanding	$749,992,101

Net assets consist of:
Shares of beneficial interest	$647,369,098

Undistributed net investment income	669,017

Undistributed net realized gain (loss)	(25,330,541)

Unrealized appreciation	127,284,527

$749,992,101

Net Assets:
Series I	$517,996,235

Series II	$231,995,866

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Series I	14,957,921

Series II	6,828,016

Series I:
Net asset value per share	$34.63

Series II:
Net asset value per share	$33.98

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,772)	$2,576,648

Dividends from affiliated money market funds (includes securities lending income of $624)	5,376

Total investment income	2,582,024

Expenses:
Advisory fees	1,376,592

Administrative services fees	505,285

Custodian fees	10,291

Distribution fees — Series II	174,735

Transfer agent fees	26,189

Trustees’ and officers’ fees and benefits	19,154

Other	45,546

Total expenses	2,157,792

Less: Fees waived	(300,085)

Net expenses	1,857,707

Net investment income	724,317

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $76,374)	2,914,143

Foreign currencies	999

2,915,142

Change in net unrealized appreciation (depreciation) of:
Investment securities	(28,622,570)

Foreign currencies	(431)

(28,623,001)

Net realized and unrealized gain (loss)	(25,707,859)

Net increase (decrease) in net assets resulting from operations	$(24,983,542)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. American Franchise Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income (loss)	$724,317	$(583,465)

Net realized gain	2,915,142	13,210,743

Change in net unrealized appreciation (depreciation)	(28,623,001)	(34,132,830)

Net increase (decrease) in net assets resulting from operations	(24,983,542)	(21,505,552)

Share transactions–net:
Series I	416,248,880	64,098,694

Series II	150,016,739	(18,673,081)

Net increase in net assets resulting from share transactions	566,265,619	45,425,613

Net increase in net assets	541,282,077	23,920,061

Net assets:
Beginning of period	208,710,024	184,789,963

End of period (includes undistributed net investment income (loss) of $669,017 and $(55,300), respectively)	$749,992,101	$208,710,024

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. American Franchise Fund, formerly Invesco Van Kampen V.I. Capital Growth Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to seek capital growth.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Invesco Van Kampen V.I. American Franchise Fund

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Invesco Van Kampen V.I. American Franchise Fund

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.695%

Next $250 million	0.67%

Next $500 million	0.645%

Next $500 million	0.62%

Next $3.45 billion	0.60%

Next $250 million	0.595%

Next $2.25 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

Invesco Van Kampen V.I. American Franchise Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.90% and Series II shares to 1.15% of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating fund expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 0.84% and Series II shares to 1.09% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $300,085.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $51,162 for accounting and fund administrative services and reimbursed $454,123 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Van Kampen V.I. American Franchise Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$739,122,284	$12,841,878	$—	$751,964,162

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2012, the Fund engaged in securities purchases of $534,154 and securities sales of $626,133, which resulted in net realized gains of $76,374.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2016	$7,871,502	$—	$7,871,502

December 31, 2017	5,236,281	—	5,236,281

December 31, 2018	13,944,388	—	13,944,388

	$27,052,171	$—	$27,052,171

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Service. To the extent that unrealized gains as of May 2, 2011, the date of the reorganization of Invesco V.I. Large Cap Growth Fund and April 30, 2012, the date of the reorganizations of Invesco V.I. Capital Appreciation Fund and Invesco V.I. Leisure Fund into the Fund are realized on securities held in each fund at such date of reorganizations, the capital loss carryforward may be further limited for up to five years from the date of the reorganizations.

Invesco Van Kampen V.I. American Franchise Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $687,499,448 and $253,413,956, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$153,533,754

Aggregate unrealized (depreciation) of investment securities	(27,444,213)

Net unrealized appreciation of investment securities	$126,089,541

Cost of investments for tax purposes is $625,874,621.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	649,629	$23,743,115	148,444	$4,995,733

Series II	182,874	6,350,357	311,666	10,470,974

Issued in connection with acquisitions:(b)(c)
Series I	11,970,981	445,461,917	2,764,202	102,182,035

Series II	4,415,803	161,335,668	17,638	641,933

Reacquired:
Series I	(1,518,088)	(52,956,152)	(1,259,447)	(43,079,074)

Series II	(505,466)	(17,669,286)	(876,910)	(29,785,988)

Net increase in share activity	15,195,733	$566,265,619	1,105,593	$45,425,613

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the open of business on April 30, 2012, the Fund acquired all the net assets of Invesco V.I. Capital Appreciation Fund and Invesco V.I. Leisure Fund (the “Target Funds”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 30, 2011 and by the shareholders of the Target Fund on April 2, 2012. The acquisition was accomplished by a tax-free exchange of 16,386,784 shares of the Fund for 23,847,677 shares outstanding of Invesco V.I. Capital Appreciation Fund and 2,145,577 shares outstanding of Invesco V.I. Leisure Fund as of the close of business on April 27, 2012. Each class of the Target Funds were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Funds to the net asset value of the Fund on the close of business, April 27, 2012. Invesco V.I. Capital Appreciation Fund’s net assets as of the close of business on April 27, 2012 of $586,894,436, including $120,477,190 of unrealized appreciation and Invesco V.I. Leisure Fund’s net assets as of the close of business on April 27, 2012 of $19,903,149, including $5,495,250 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $226,713,532. The net assets immediately after the acquisition were $833,511,117.
The pro forma results of operations for the six months ended June 30, 2012 assuming the reorganization had been completed on January 1, 2012, the beginning of the annual reporting period are as follows:

Net investment income	$430,496

Net realized/unrealized gains	59,663,116

Change in net assets resulting from operations	$60,093,612

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since April 30, 2012.
(c)	As of the open of business on May 2, 2011, the Fund acquired all the net assets of Invesco V.I. Large Cap Growth Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 2,781,840 shares of the Fund for 6,596,443 shares outstanding of the Target Fund as of the close of business on April 29, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 29, 2011. The Target Fund’s net assets at that date of $102,823,968, including $19,535,310 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $188,601,217. The net assets of the Fund immediately after the acquisition were $291,425,185.
The pro forma results of operations for the year ended December 31, 2011 assuming the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$(731,640)

Net realized/unrealized gains (losses)	(13,447,533)

Change in net assets resulting from operations	$(14,179,173)

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since May 2, 2011.

Invesco Van Kampen V.I. American Franchise Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

													Ratio of		Ratio of
			Net gains										expenses		expenses
			(losses)										to average		to average net		Ratio of net
	Net asset		on securities		Dividends								net assets		assets without		investment
	value,	Net	(both	Total from	from net				Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment	realized and	investment	investment	Return of capital		Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income (loss)(a)	unrealized)	operations	income	distributions		distributions	of period	return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I(c)
Six months ended 06/30/12	$31.90	$0.08	$2.65	$2.73	$—	$—		$—	$34.63	8.56	%(d)	$517,996	0.84	%(e)	0.99	%(e)	0.45	%(e)	104%
Year ended 12/31/11	34.00	(0.05)	(2.05)	(2.10)	—	—		—	31.90	(6.18	)(d)	122,986	0.84		0.99		(0.15)		126
Year ended 12/31/10	28.37	0.03	5.60	5.63	—	—		—	34.00	19.84	(d)	74,870	0.79		0.90		0.12		158
Year ended 12/31/09	17.10	0.04	11.26	11.30	(0.03)	(0.00	)(f)	(0.03)	28.37	66.07		74,214	0.84		0.84		0.17		13
Year ended 12/31/08	33.68	(0.01)	(16.43)	(16.44)	(0.14)	—		(0.14)	17.10	(48.99)		48,599	0.85		0.87		(0.04)		42
Year ended 12/31/07	28.81	0.11	4.77	4.88	(0.01)	—		(0.01)	33.68	16.96		143,558	0.80		0.80		0.35		177

Series II(c)
Six months ended 06/30/12	31.35	0.03	2.60	2.63	—	—		—	33.98	8.39	(d)	231,996	1.09	(e)	1.24	(e)	0.20	(e)	104
Year ended 12/31/11	33.49	(0.14)	(2.00)	(2.14)	—	—		—	31.35	(6.39	)(d)	85,724	1.09		1.24		(0.40)		126
Year ended 12/31/10	28.01	(0.05)	5.53	5.48	—	—		—	33.49	19.56	(d)	109,920	1.04		1.15		(0.18)		158
Year ended 12/31/09	16.91	(0.02)	11.12	11.10	—	—		—	28.01	65.64	(g)	112,533	1.09		1.09		(0.07)		13
Year ended 12/31/08	33.29	(0.08)	(16.25)	(16.33)	(0.05)	—		(0.05)	16.91	(49.11	)(g)	69,198	1.10		1.12		(0.29)		42
Year ended 12/31/07	28.54	0.03	4.72	4.75	—	—		—	33.29	16.64	(g)	261,198	1.05		1.05		0.11		177

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended June 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $14,357,093 and sold of $12,843,484 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Capital Appreciation Fund and Invesco V.I. Leisure Fund into the Fund. For the year ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $81,993,574 and sold of $49,870,241 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Large Cap Growth Fund into the Fund.
(c)	On June 1, 2010, the predecessor Fund’s former Class I and Class II shares were reorganized into Series I and Series II shares.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $263,297 and $140,556 for Series I and Series II, respectively.
(f)	Amount is less than $0.01 per share.
(g)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

Invesco Van Kampen V.I. American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,4]	(06/30/12)	Period[2,5]	Ratio[3]
Series I	$1,000.00	$1,085.60	$4.36	$1,020.69	$4.22	0.84%

Series II	1,000.00	1,083.90	5.65	1,019.44	5.47	1.09

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.
[3]	Effective July 1, 2012, the Adviser had contractually agreed through June 30, 2014 to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Series I and Series II shares to 0.90% and 1.15% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had not been in effect throughout the entire most recent fiscal half year are 0.90% and 1.15% for Series I and Series II shares, respectively.
[4]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.67 and $5.96 for Series I and Series II shares, respectively.
[5]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.52 and $5.77 for Series I and Series II shares, respectively.

Invesco Van Kampen V.I. American Franchise Fund

Approval of Investment Advisory and Sub-Advisory Contracts
(Formerly Known as Invesco Van Kampen V.I. Capital Growth Fund)

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen V.I. American Franchise Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund reorganizations approved by the Trustees. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve

Invesco Van Kampen V.I. American Franchise Fund

the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Large-Cap Growth Funds Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of the performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. Invesco Advisers presented an analysis to the Board that included an explanation of reasons for differences in performance relative to that of the universe and index, including differences between the Fund’s investment strategies and those of peers. The Board discussed actions that Invesco Advisers had taken or was taking to address performance issues and Invesco Adviser’s resources and responsiveness to performance concerns. These explanations provided a sound basis for understanding comparative performance and monitoring and addressing it going forward, and were part of the Board’s overall conclusion about the nature, extent and quality of the services provided by Invesco Advisers. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of the other mutual fund advised by Invesco Advisers with comparable investment strategies. The Board also noted that Invesco Advisers sub-advises two other mutual funds with investment strategies comparable to those of the Fund and that the sub-advisory rate was below the effective fee fate of the Fund.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that although Invesco Advisers received a minimal amount of revenues from advising the Fund, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of fee and expense waivers. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco Van Kampen V.I. American Franchise Fund

Invesco Van Kampen V.I. American Value Fund
Effective July 15, 2012, Invesco Van Kampen V.I. Mid Cap Value Fund was renamed
Invesco Van Kampen V.I. American Value Fund.
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIAMVA-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	9.53%

Series II Shares	9.51

S&P 500 Index▼(Broad Market Index)	9.49

Russell Midcap Value Index▼(Style-Specific Index)	7.78

Lipper VUF Mid-Cap Value Funds Index▼(Peer Group Index)	7.51

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (1/2/97)		9.30%

10	Years	8.50

5	Years	1.35

1	Year	2.97

Series II Shares

Inception (5/5/03)		10.19%

5	Years	1.25

1	Year	2.96

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Universal Institutional Funds Mid Cap Value Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Mid Cap Value Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Mid Cap Value Fund (renamed Invesco Van Kampen V.I. American Value Fund on July 15, 2012). Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.97% and 1.22%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. American Value Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco Van Kampen V.I. American Value Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.17%
Alternative Carriers–4.04%
tw Telecom, Inc.(b)	505,751	$12,977,571

Asset Management & Custody Banks–2.35%
Northern Trust Corp.	163,587	7,528,274

Communications Equipment–1.44%
Juniper Networks, Inc.(b)	284,264	4,636,346

Computer Hardware–2.15%
Diebold, Inc.	187,377	6,916,085

Data Processing & Outsourced Services–3.50%
Fidelity National Information Services, Inc.	329,242	11,220,567

Diversified Banks–2.01%
Comerica, Inc.	209,973	6,448,271

Electric Utilities–3.66%
Edison International	254,276	11,747,551

Electronic Manufacturing Services–1.77%
Flextronics International Ltd. (Singapore)(b)	917,125	5,686,175

Food Distributors–1.22%
Sysco Corp.	131,807	3,929,167

Food Retail–0.83%
Safeway, Inc.	146,731	2,663,168

Health Care Facilities–4.89%
Brookdale Senior Living Inc.(b)	395,463	7,015,514

HealthSouth Corp.(b)	373,452	8,686,493

		15,702,007

Heavy Electrical Equipment–2.40%
Babcock & Wilcox Co. (The)(b)	314,391	7,702,579

Home Furnishings–3.04%
Mohawk Industries, Inc.(b)	139,919	9,770,544

Housewares & Specialties–3.51%
Newell Rubbermaid, Inc.	621,347	11,271,235

Industrial Machinery–4.32%
Ingersoll-Rand PLC (Ireland)	94,255	3,975,676

Snap-on Inc.	158,805	9,885,611

		13,861,287

Insurance Brokers–4.88%
Marsh & McLennan Cos., Inc.	278,023	8,960,681

Willis Group Holdings PLC (Ireland)	183,821	6,707,628

		15,668,309

Integrated Oil & Gas–1.94%
Murphy Oil Corp.	123,554	6,213,531

Investment Banking & Brokerage–0.46%
Charles Schwab Corp. (The)	114,863	1,485,179

Life Sciences Tools & Services–0.94%
PerkinElmer, Inc.	116,709	3,011,092

Motorcycle Manufacturers–1.23%
Harley-Davidson, Inc.	86,054	3,935,249

Multi-Utilities–2.58%
CenterPoint Energy, Inc.	286,936	5,930,967

Wisconsin Energy Corp.	59,798	2,366,207

		8,297,174

Office Electronics–2.53%
Zebra Technologies Corp.–Class A(b)	236,012	8,109,372

Oil & Gas Exploration & Production–2.75%
Newfield Exploration Co.(b)	56,511	1,656,337

Pioneer Natural Resources Co.	51,231	4,519,087

WPX Energy Inc.(b)	163,184	2,640,317

		8,815,741

Oil & Gas Storage & Transportation–1.94%
Williams Cos., Inc. (The)	216,360	6,235,495

Packaged Foods & Meats–2.81%
ConAgra Foods, Inc.	347,403	9,008,160

Paper Packaging–4.39%
Sealed Air Corp.	505,845	7,810,247

Sonoco Products Co.	208,800	6,295,320

		14,105,567

Personal Products–1.02%
Avon Products, Inc.	201,941	3,273,464

Property & Casualty Insurance–2.75%
ACE Ltd. (Switzerland)	119,301	8,843,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. American Value Fund

	Shares	Value

Regional Banks–4.78%
BB&T Corp.	253,123	$7,808,844

Wintrust Financial Corp.	212,760	7,552,980

		15,361,824

Restaurants–2.28%
Darden Restaurants, Inc.	144,483	7,315,174

Retail REIT’s–1.76%
Weingarten Realty Investors	215,000	5,663,100

Specialty Chemicals–2.66%
W.R. Grace & Co.(b)	169,529	8,552,738

Specialty Stores–2.31%
Staples, Inc.	567,477	7,405,575

Systems Software–2.16%
BMC Software, Inc.(b)	162,458	6,933,707

Trucking–0.87%
Swift Transportation Co.(b)	297,000	2,806,650

Total Common Stocks & Other Equity Interests (Cost $251,184,168)		283,101,711

	Principal
Bonds and Notes–1.03%
Health Care Facilities–1.03%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes 2.75% 06/15/18 (Cost $3,236,246)	$3,530,000	3,291,725

	Shares
Preferred Stocks–0.94%
Health Care Facilities–0.94%
HealthSouth Corp. Series A, $65.00 Conv. Pfd. (Cost $2,375,148)	2,851	3,022,773

Money Market Funds–9.98%
Liquid Assets Portfolio–Institutional Class(c)	16,028,238	16,028,238

Premier Portfolio–Institutional Class(c)	16,028,237	16,028,237

Total Money Market Funds (Cost $32,056,475)		32,056,475

TOTAL INVESTMENTS–100.12% (Cost $288,852,037)		321,472,684

OTHER ASSETS LESS LIABILITIES–(0.12)%		(399,052)

NET ASSETS–100.00%		$321,073,632

Investment Abbreviations:

Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Financials	19.0%

Information Technology	13.5

Consumer Discretionary	12.4

Health Care	7.8

Industrials	7.6

Materials	7.1

Energy	6.6

Utilities	6.2

Consumer Staples	5.9

Telecommunication Services	4.0

Money Market Funds Plus Other Assets Less Liabilities	9.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. American Value Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $256,795,562)	$289,416,209

Investments in affiliated money market funds, at value and cost	32,056,475

Total investments, at value (Cost $288,852,037)	321,472,684

Receivable for:
Investments sold	487,659

Fund shares sold	331,011

Dividends and interest	354,812

Investment for trustee deferred compensation and retirement plans	7,042

Total assets	322,653,208

Liabilities:
Payable for:
Investments purchased	667,810

Fund shares reacquired	656,817

Accrued fees to affiliates	215,823

Accrued other operating expenses	19,354

Trustee deferred compensation and retirement plans	19,772

Total liabilities	1,579,576

Net assets applicable to shares outstanding	$321,073,632

Net assets consist of:
Shares of beneficial interest	$305,033,711

Undistributed net investment income	3,391,400

Undistributed net realized gain (loss)	(19,972,126)

Unrealized appreciation	32,620,647

$321,073,632

Net Assets:
Series I	$131,465,318

Series II	$189,608,314

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	9,375,487

Series II	13,606,339

Series I:
Net asset value per share	$14.02

Series II:
Net asset value per share	$13.94

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends	$2,774,223

Dividends from affiliated money market funds	23,246

Interest	16,910

Total investment income	2,814,379

Expenses:
Advisory fees	1,143,174

Administrative services fees	378,273

Custodian fees	5,092

Distribution fees — Series II	228,081

Transfer agent fees	8,390

Trustees’ and officers’ fees and benefits	16,844

Other	26,599

Total expenses	1,806,453

Less: Fees waived	(161,488)

Net expenses	1,644,965

Net investment income	1,169,414

Realized and unrealized gain from:
Net realized gain from:
Investment securities	15,263,638

Option contracts written	238,643

15,502,281

Change in net unrealized appreciation of investment securities	11,236,893

Net realized and unrealized gain	26,739,174

Net increase in net assets resulting from operations	$27,908,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. American Value Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$1,169,414	$2,270,246

Net realized gain	15,502,281	18,664,787

Change in net unrealized appreciation (depreciation)	11,236,893	(17,420,751)

Net increase in net assets resulting from operations	27,908,588	3,514,282

Distributions to shareholders from net investment income:
Series I	—	(979,194)

Series ll	—	(992,806)

Total distributions from net investment income	—	(1,972,000)

Share transactions–net:
Series l	(10,494,064)	(33,633,456)

Series ll	10,807,715	10,486,103

Net increase (decrease) in net assets resulting from share transactions	313,651	(23,147,353)

Net increase (decrease) in net assets	28,222,239	(21,605,071)

Net assets:
Beginning of period	292,851,393	314,456,464

End of period (includes undistributed net investment income of $3,391,400 and $2,221,986, respectively)	$321,073,632	$292,851,393

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Effective July 15, 2012, Invesco Van Kampen V.I. Mid Cap Value Fund was renamed Invesco Van Kampen V.I. American Value Fund. Invesco Van Kampen V.I. American Value Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco Van Kampen V.I. American Value Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco Van Kampen V.I. American Value Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
J.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.72%

Over $1 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.18% and Series II shares to 1.28% (after 12b-1 fee waivers) of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend

Invesco Van Kampen V.I. American Value Fund

expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $24,639.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $41,491 for accounting and fund administrative services and reimbursed $336,782 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. IDI had contractually agreed to waive 0.15% of Rule 12b-1 plan fees on Series II shares through at least June 30, 2012. 12b-1 fees before fee waivers incurred under the Plan are detailed in the Statement of Operations as Distribution fees. For the six months ended June 30, 2012, 12b-1 fees incurred for Series II shares were $91,232 after fee waivers of $136,849.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$315,158,186	$3,022,773	$—	$318,180,959

Corporate Debt Securities	—	3,291,725	—	3,291,725

	$315,158,186	$6,314,498	—	$321,472,684

Invesco Van Kampen V.I. American Value Fund

NOTE 4—Derivative Investments

Effect of Derivative Instruments for the six months ended June 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Options*

Realized Gain
Equity risk	$238,643

*	The average notional value of options written outstanding during the period was $232,527.

Transactions During the Period
	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	—	$—

Written	2,425	390,068

Closed	(2,425)	(390,068)

End of period	—	$—

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2012, the Fund engaged in securities purchases of $46,831.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco Van Kampen V.I. American Value Fund

  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2017	$34,498,644	$—	$34,498,644

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $39,078,886 and $46,409,120, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$46,482,491

Aggregate unrealized (depreciation) of investment securities	(14,837,607)

Net unrealized appreciation of investment securities	$31,644,884

Cost of investments for tax purposes is $289,827,800.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	478,411	$6,595,799	487,789	$6,244,179

Series II	2,253,860	31,090,563	3,734,030	47,368,062

Issued as reinvestment of dividends:
Series I	—	—	89,752	979,194

Series II	—	—	91,503	992,806

Reacquired:
Series I	(1,225,427)	(17,089,863)	(3,155,419)	(40,856,829)

Series II	(1,461,083)	(20,282,848)	(2,959,998)	(37,874,765)

Net increase (decrease) in share activity	45,761	$313,651	(1,712,343)	$(23,147,353)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Van Kampen V.I. American Value Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$12.81	$0.05	$1.16	$1.21	$—	$—	$—	$14.02	9.45%	$131,465	0.97	%(d)	0.99	%(d)	0.80	%(d)	14%
Year ended 12/31/11	12.79	0.10	0.01	0.11	(0.09)	—	(0.09)	12.81	1.00	129,658	0.96		0.97		0.80		30
Year ended 12/31/10	10.56	0.08	2.25	2.33	(0.10)	—	(0.10)	12.79	22.24	162,472	1.02		1.03		0.72		40
Year ended 12/31/09	7.69	0.10	2.88	2.98	(0.11)	—	(0.11)	10.56	39.21	158,853	1.02		1.02		1.12		64
Year ended 12/31/08	19.11	0.13	(6.43)	(6.30)	(0.14)	(4.98)	(5.12)	7.69	(41.29)	138,914	1.01		1.01		0.95		53
Year ended 12/31/07	19.74	0.13	1.53	1.66	(0.14)	(2.15)	(2.29)	19.11	7.84	302,575	1.01		1.01		0.62		68

Series II
Six months ended 06/30/12	12.74	0.05	1.15	1.20	—	—	—	13.94	9.42	189,608	1.07	(d)	1.24	(d)	0.70	(d)	14
Year ended 12/31/11	12.72	0.09	0.01	0.10	(0.08)	—	(0.08)	12.74	0.91	163,194	1.06		1.22		0.70		30
Year ended 12/31/10	10.50	0.07	2.25	2.32	(0.10)	—	(0.10)	12.72	22.18	151,985	1.12		1.32		0.62		40
Year ended 12/31/09	7.64	0.09	2.87	2.96	(0.10)	—	(0.10)	10.50	39.16	121,046	1.12		1.37		1.01		64
Year ended 12/31/08	19.04	0.11	(6.41)	(6.30)	(0.12)	(4.98)	(5.10)	7.64	(41.42)	85,258	1.11		1.36		0.89		53
Year ended 12/31/07	19.68	0.11	1.52	1.63	(0.12)	(2.15)	(2.27)	19.04	7.74	134,886	1.11		1.36		0.54		68

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $135,826 and $183,467 for Series I and Series II shares, respectively.

Invesco Van Kampen V.I. American Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,3]	(06/30/12)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$1,095.30	$5.05	$1,020.04	$4.87	0.97%

Series II	1,000.00	1.095.10	5.57	1,019.54	5.37	1.07

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Effective July 1, 2012, the Fund’s Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Series I and Series II shares to 2.00% and 2.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.97% and 1.22% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.05 and $6.36 for Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.87 and $6.12 for Series I and Series II shares, respectively.

Invesco Van Kampen V.I. American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts
(Formerly Known as Invesco Van Kampen V.I. Mid Cap Value Fund)

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen V.I. American Value Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

Invesco Van Kampen V.I. American Value Fund

  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Mid-Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of the performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of two other mutual funds advised by Invesco Advisers and below the total account level fee of two mutual funds sub-advised by Invesco Advisers.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco Van Kampen V.I. American Value Fund

Invesco Van Kampen V.I. Comstock Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VICOM-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	8.75

Series II Shares	8.60

S&P 500 Index▼ (Broad Market Index)	9.49

Russell 1000 Value Index▼ (Style-Specific Index)	8.68

Lipper VUF Large-Cap Value Funds Index▼ (Peer Group Index)	7.53

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (4/30/99)		4.64%

10	Years	5.45

5	Years	-1.11

1	Year	0.98

Series II Shares

Inception (9/18/00)		4.52%

10	Years	5.18

5	Years	-1.35

1	Year	0.74

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Comstock Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Comstock Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Comstock Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.72% and 0.97%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.80% and 1.05%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Comstock Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2013. See current prospectus for more information.

Invesco Van Kampen V.I. Comstock Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.28%
Aerospace & Defense–1.35%
Honeywell International Inc.	221,311	$12,358,006

Textron Inc.	507,205	12,614,189

		24,972,195

Aluminum–1.02%
Alcoa Inc.	2,145,931	18,776,896

Asset Management & Custody Banks–2.48%
Bank of New York Mellon Corp. (The)	1,658,342	36,400,607

State Street Corp.	209,852	9,367,793

		45,768,400

Automobile Manufacturers–1.32%
General Motors Co.(b)	1,236,459	24,382,972

Cable & Satellite–6.00%
Comcast Corp.–Class A	2,196,352	70,217,373

Time Warner Cable Inc.	492,305	40,418,241

		110,635,614

Communications Equipment–0.94%
Cisco Systems, Inc.	1,011,397	17,365,687

Computer Hardware–2.07%
Dell Inc.(b)	492,756	6,169,305

Hewlett-Packard Co.	1,589,215	31,959,114

		38,128,419

Department Stores–0.20%
Kohl’s Corp.	82,056	3,732,727

Diversified Banks–2.94%
U.S. Bancorp	416,231	13,385,989

Wells Fargo & Co.	1,222,236	40,871,572

		54,257,561

Drug Retail–1.97%
CVS Caremark Corp.	775,848	36,255,377

Electric Utilities–2.58%
FirstEnergy Corp.	371,479	18,273,052

PPL Corp.	1,055,735	29,359,990

		47,633,042

Electrical Components & Equipment–0.70%
Emerson Electric Co.	276,777	12,892,273

Electronic Components–1.00%
Corning Inc.	1,430,896	18,501,485

General Merchandise Stores–0.79%
Target Corp.	249,090	14,494,547

Health Care Distributors–0.96%
Cardinal Health, Inc.	423,278	17,777,676

Home Improvement Retail–1.06%
Lowe’s Cos., Inc.	686,444	19,522,467

Hotels, Resorts & Cruise Lines–0.78%
Carnival Corp.	420,209	14,400,562

Household Products–0.33%
Procter & Gamble Co. (The)	100,077	6,129,716

Hypermarkets & Super Centers–1.08%
Wal-Mart Stores, Inc.	285,042	19,873,128

Industrial Conglomerates–2.16%
General Electric Co.	1,909,331	39,790,458

Industrial Machinery–2.30%
Ingersoll-Rand PLC (Ireland)	1,007,630	42,501,833

Integrated Oil & Gas–7.50%
BP PLC–ADR (United Kingdom)	1,029,697	41,743,916

Chevron Corp.	329,645	34,777,548

Murphy Oil Corp.	534,014	26,855,564

Royal Dutch Shell PLC–ADR (United Kingdom)	517,354	34,885,180

		138,262,208

Integrated Telecommunication Services–2.44%
AT&T Inc.	491,054	17,510,986

Verizon Communications Inc.	617,981	27,463,075

		44,974,061

Internet Software & Services–3.40%
eBay Inc.(b)	769,010	32,306,110

Yahoo! Inc.(b)	1,925,619	30,482,549

		62,788,659

Investment Banking & Brokerage–1.56%
Goldman Sachs Group, Inc. (The)	155,300	14,887,058

Morgan Stanley	949,805	13,857,655

		28,744,713

Life & Health Insurance–1.41%
Aflac, Inc.	152,674	6,502,386

MetLife, Inc.	631,559	19,483,595

		25,985,981

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Comstock Fund

	Shares	Value

Managed Health Care–3.11%
UnitedHealth Group Inc.	675,078	$39,492,063

WellPoint, Inc.	280,136	17,869,875

		57,361,938

Movies & Entertainment–5.23%
News Corp.–Class B	1,562,235	35,181,532

Time Warner Inc.	626,505	24,120,443

Viacom Inc.–Class B	790,865	37,186,472

		96,488,447

Oil & Gas Drilling–0.50%
Noble Corp.(b)	282,501	9,189,758

Oil & Gas Equipment & Services–3.32%
Halliburton Co.	1,099,598	31,217,587

Weatherford International Ltd.(b)	2,371,385	29,950,593

		61,168,180

Oil & Gas Exploration & Production–1.06%
QEP Resources Inc.	655,273	19,638,532

Other Diversified Financial Services–6.60%
Bank of America Corp.	2,716,933	22,224,512

Citigroup Inc.	1,764,944	48,377,115

JPMorgan Chase & Co.	1,433,021	51,201,840

		121,803,467

Packaged Foods & Meats–3.48%
Kraft Foods Inc.–Class A	848,843	32,782,317

Unilever N.V.–New York Shares (Netherlands)	938,932	31,313,382

		64,095,699

Paper Products–1.82%
International Paper Co.	1,160,373	33,546,383

Pharmaceuticals–10.49%
Bristol-Myers Squibb Co.	1,114,394	40,062,464

GlaxoSmithKline PLC–ADR (United Kingdom)	454,348	20,704,639

Merck & Co., Inc.	944,427	39,429,827

Novartis AG (Switzerland)	185,605	10,347,041

Pfizer Inc.	2,078,561	47,806,903

Roche Holding AG–ADR (Switzerland)	340,186	14,700,050

Sanofi–ADR (France)	540,582	20,423,188

		193,474,112

Property & Casualty Insurance–4.09%
Allstate Corp. (The)	1,422,253	49,906,858

Travelers Cos., Inc. (The)	400,921	25,594,796

		75,501,654

Regional Banks–2.44%
Fifth Third Bancorp	1,205,177	16,149,372

PNC Financial Services Group, Inc.	472,031	28,845,814

		44,995,186

Semiconductor Equipment–0.15%
KLA-Tencor Corp.	56,270	2,771,298

Semiconductors–0.76%
Intel Corp.	526,746	14,037,781

Soft Drinks–0.49%
PepsiCo, Inc.	129,128	9,124,184

Specialty Stores–0.72%
Staples, Inc.	1,010,573	13,187,978

Systems Software–2.70%
Microsoft Corp.	1,628,706	49,822,117

Wireless Telecommunication Services–0.98%
Vodafone Group PLC–ADR (United Kingdom)	640,564	18,051,094

Total Common Stocks & Other Equity Interests (Cost $1,886,424,565)		1,812,806,465

Money Market Funds–1.70%
Liquid Assets Portfolio–Institutional Class(c)	15,686,427	15,686,427

Premier Portfolio– Institutional Class(c)	15,686,427	15,686,427

Total Money Market Funds (Cost $31,372,854)		31,372,854

TOTAL INVESTMENTS–99.98% (Cost $1,917,797,419)		1,844,179,319

OTHER ASSETS LESS LIABILITIES–0.02%		320,067

NET ASSETS–100.00%		$1,844,499,386

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Comstock Fund

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Financials	21.5%

Consumer Discretionary	16.1

Health Care	14.6

Energy	12.4

Information Technology	11.0

Consumer Staples	7.4

Industrials	6.5

Telecommunication Services	3.4

Materials	2.8

Utilities	2.6

Money Market Funds Plus Other Assets Less Liabilities	1.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Comstock Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $1,886,424,565)	$1,812,806,465

Investments in affiliated money market funds, at value and cost	31,372,854

Total investments, at value (Cost $1,917,797,419)	1,844,179,319

Receivable for:
Investments sold	1,907,480

Fund shares sold	2,314,946

Dividends	3,899,070

Fund expenses absorbed	102,550

Investment for trustee deferred compensation and retirement plans	18,544

Other assets	23,212

Total assets	1,852,445,121

Liabilities:
Payable for:
Investments purchased	4,267,204

Fund shares reacquired	1,449,548

Accrued fees to affiliates	2,088,562

Accrued other operating expenses	43,546

Trustee deferred compensation and retirement plans	96,875

Total liabilities	7,945,735

Net assets applicable to shares outstanding	$1,844,499,386

Net assets consist of:
Shares of beneficial interest	$2,335,827,882

Undistributed net investment income	44,455,742

Undistributed net realized gain (loss)	(462,166,138)

Unrealized appreciation (depreciation)	(73,618,100)

$1,844,499,386

Net Assets:
Series I	$252,946,451

Series II	$1,591,552,935

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	20,553,379

Series II	129,950,039

Series I:
Net asset value per share	$12.31

Series II:
Net asset value per share	$12.25

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $575,083)	$23,608,142

Dividends from affiliated money market funds	29,020

Total investment income	23,637,162

Expenses:
Advisory fees	5,261,753

Administrative services fees	2,436,588

Custodian fees	34,527

Distribution fees — Series II	2,006,185

Transfer agent fees	17,098

Trustees’ and officers’ fees and benefits	46,546

Other	141,528

Total expenses	9,944,225

Less: Fees waived	(2,179,295)

Net expenses	7,764,930

Net investment income	15,872,232

Realized and unrealized gain from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $125,821)	26,187,035

Foreign currencies	9,774

26,196,809

Change in net unrealized appreciation of investment securities	111,767,101

Net realized and unrealized gain	137,963,910

Net increase in net assets resulting from operations	$153,836,142

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Comstock Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$15,872,232	$28,501,215

Net realized gain	26,196,809	77,412,661

Change in net unrealized appreciation (depreciation)	111,767,101	(142,304,555)

Net increase (decrease) in net assets resulting from operations	153,836,142	(36,390,679)

Distributions to shareholders from net investment income:
Series I	—	(4,436,682)

Series II	—	(21,508,918)

Total distributions from net investment income	—	(25,945,600)

Share transactions–net:
Series I	(32,197,462)	51,382,742

Series II	(67,524,675)	(86,766,882)

Net increase (decrease) in net assets resulting from share transactions	(99,722,137)	(35,384,140)

Net increase (decrease) in net assets	54,114,005	(97,720,419)

Net assets:
Beginning of period	1,790,385,381	1,888,105,800

End of period (includes undistributed net investment income of $44,455,742 and $28,583,510, respectively)	$1,844,499,386	$1,790,385,381

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Comstock Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco Van Kampen V.I. Comstock Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco Van Kampen V.I. Comstock Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.60%

Over $500 million	0.55%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.72% and Series II shares to 0.97% of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.62% and Series II shares to 0.87% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

Invesco Van Kampen V.I. Comstock Fund

  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $2,179,295.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $200,993 for accounting and fund administrative services and reimbursed $2,235,595 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,819,132,228	$25,047,091	$—	$1,844,179,319

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2012, the Fund engaged in securities purchases of $417,255 and securities sales of $1,115,843, which resulted in net realized gains of $125,821.

Invesco Van Kampen V.I. Comstock Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2012, the Fund paid legal fees of $165 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2016	$142,015,578	$—	$142,015,578

December 31, 2017	341,097,828	—	341,097,828

	$483,113,406	$—	$483,113,406

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 2, 2011, the date of reorganization of Invesco Van Kampen V.I. Value Fund into the Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $141,620,544 and $209,814,615, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$201,246,644

Aggregate (depreciation) of investment securities	(280,114,285)

Net unrealized appreciation (depreciation) of investment securities	$(78,867,641)

Cost of investments for tax purposes is $1,923,046,960.

Invesco Van Kampen V.I. Comstock Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	164,197	$1,988,961	6,303,011	$74,837,879

Series II	4,746,682	57,753,556	10,321,141	116,328,044

Issued as reinvestment of dividends:
Series I	—	—	363,662	4,436,682

Series II	—	—	1,767,372	21,508,918

Issued in connection with acquisitions.(b)
Series I	—	—	2,033,402	25,661,404

Series II	—	—	1,023	12,889

Reacquired:
Series I	(2,780,767)	(34,186,423)	(4,604,342)	(53,553,223)

Series II	(10,252,442)	(125,278,231)	(19,330,648)	(224,616,733)

Net increase (decrease) in share activity	(8,122,330)	$(99,722,137)	(3,145,379)	$(35,384,140)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 2, 2011 the Fund acquired all the net assets of Invesco Van Kampen V.I. Value Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 2,034,425 shares of the Fund for 2,471,069 shares outstanding of the Target Fund as of the close of business on April 29, 2011. Class I and Class II shares of the Target Fund were exchanged for Series I and Series II shares of the Fund, respectively, based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on April 29, 2011. The Target Fund’s net assets at that date of $25,674,293, including $4,451,624 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $2,060,987,398. The net assets of the Fund immediately following the acquisition were $2,086,661,691.
The pro forma results of the operations for the year ended December 31, 2011, assuming the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period, are as follows:

Net investment income	$28,597,812

Net realized/unrealized gains (losses)	(62,664,518)

Change in net assets resulting from operations	$(34,066,706)

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since May 2, 2011.

Invesco Van Kampen V.I. Comstock Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses)									to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I(c)
Six months ended 06/30/12	$11.32	$0.12	$0.87	$0.99	$—	$—	$—	$12.31	8.75	%(d)	$252,946	0.62	%(e)	0.85	%(e)	1.91	%(e)	8%
Year ended 12/31/11	11.71	0.20	(0.40)	(0.20)	(0.19)	—	(0.19)	11.32	(1.84	)(d)	262,319	0.62		0.80		1.75		24
Year ended 12/31/10	10.11	0.17	1.44	1.61	(0.01)	(0.00)	(0.01)	11.71	15.98	(d)	223,354	0.61		0.73		1.58		21
Year ended 12/31/09	8.25	0.16	2.12	2.28	(0.42)	(0.00)	(0.42)	10.11	28.78		148,060	0.62		0.62		1.91		27
Year ended 12/31/08	13.86	0.26	(4.93)	(4.67)	(0.30)	(0.64)	(0.94)	8.25	(35.67)		192,548	0.60		0.60		2.38		38
Year ended 12/31/07	14.75	0.30	(0.60)	(0.30)	(0.26)	(0.33)	(0.59)	13.86	(2.04)		309,646	0.59		0.59		2.03		25

Series II(c)
Six months ended 06/30/12	11.28	0.10	0.87	0.97	—	—	—	12.25	8.60	(d)	1,591,553	0.87	(e)	1.10	(e)	1.66	(e)	8
Year ended 12/31/11	11.67	0.17	(0.40)	(0.23)	(0.16)	—	(0.16)	11.28	(2.11	)(d)	1,528,067	0.87		1.05		1.50		24
Year ended 12/31/10	10.10	0.14	1.44	1.58	(0.01)	(0.00)	(0.01)	11.67	15.70	(d)	1,664,751	0.86		0.98		1.32		21
Year ended 12/31/09	8.22	0.14	2.11	2.25	(0.37)	(0.00)	(0.37)	10.10	28.41	(f)	2,165,319	0.87		0.87		1.63		27
Year ended 12/31/08	13.80	0.23	(4.91)	(4.68)	(0.26)	(0.64)	(0.90)	8.22	(35.80	)(f)	2,268,812	0.85		0.85		2.13		38
Year ended 12/31/07	14.70	0.26	(0.59)	(0.33)	(0.24)	(0.33)	(0.57)	13.80	(2.33	)(f)	3,521,509	0.84		0.84		1.78		25

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $21,084,025 and sold of $6,434,519 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. Value Fund into the Fund.
(c)	On June 1, 2010, the Class I and Class II shares of the predecessor fund were reorganized into Series I and Series II shares of the Fund, respectively.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $264,657 and $1,613,766 for Series I and Series II shares, respectively.
(f)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

Invesco Van Kampen V.I. Comstock Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,3]	(06/30/12)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$1,087.50	$3.22	$1,021.78	$3.12	0.62%

Series II	1,000.00	1,086.00	4.51	1,020.54	4.37	0.87

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Effective July 1, 2012, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Series I and Series II shares to 0.72% and 0.97% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.72% and 0.97% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.74 and $5.03 for Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.62 and $4.87 for Series I and Series II shares, respectively.

Invesco Van Kampen V.I. Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen V.I. Comstock Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Large-Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of the performance universe for the one year period, the first quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The

Invesco Van Kampen V.I. Comstock Fund

Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies and below the total account level fee of eight mutual funds sub-advised by Invesco Advisers with comparable investment strategies. The Board did not consider a comparison of fees to an off-shore fund to be apt as the fee includes more than the advisory fees.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of fee and expense waivers. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco Van Kampen V.I. Comstock Fund

Invesco Van Kampen V.I. Equity and Income Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIEQI-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.45%

Series II Shares	6.38

Russell 1000 Value Index▼ (Broad Market Index)	8.68

Barclays U.S. Government/Credit Index▼ (Style-Specific Index)	2.65

Source(s): ▼Lipper Inc.
The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Barclays U.S. Government/Credit Index includes Treasuries and agencies that represent the government portion of the index, and includes publicly issued US corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements to represent the credit interests.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception		6.77%

5	Years	1.71

1	Year	0.93

Series II Shares

Inception (4/30/03)		6.75%

5	Years	1.67

1	Year	0.86

Effective June 1, 2010, Class II shares of the predecessor fund, Universal Institutional Funds Equity and Income Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series II shares of Invesco Van Kampen V.I. Equity and Income Fund. Returns shown above for Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Equity and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Series I shares incepted on June 1, 2010. Series I shares performance shown prior to that date is that of the predecessor fund’s Class II shares and includes the 12b-1 fees applicable to the predecessor fund’s Class II shares. Class II shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class II shares is April 30, 2003.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.67% and 0.92%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Equity and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Invesco Van Kampen V.I. Equity and Income Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–61.33%
Agricultural Products–0.67%
Archer-Daniels-Midland Co.	221,582	$6,541,101

Asset Management & Custody Banks–1.15%
Northern Trust Corp.	115,089	5,296,396

State Street Corp.	131,377	5,864,669

		11,161,065

Biotechnology–0.21%
Amgen Inc.	27,339	1,996,841

Cable & Satellite–2.76%
Comcast Corp.–Class A	514,046	16,434,051

Time Warner Cable Inc.	127,282	10,449,852

		26,883,903

Communications Equipment–0.28%
Juniper Networks, Inc.(b)	167,508	2,732,055

Computer Hardware–0.34%
Dell Inc.(b)	107,590	1,347,027

Hewlett-Packard Co.	99,433	1,999,597

		3,346,624

Data Processing & Outsourced Services–0.56%
Western Union Co. (The)	325,380	5,479,399

Department Stores–0.50%
Kohl’s Corp.	106,495	4,844,458

Diversified Banks–1.82%
Comerica Inc.	149,859	4,602,170

U.S. Bancorp	155,048	4,986,344

Wells Fargo & Co.	242,623	8,113,313

		17,701,827

Diversified Chemicals–0.79%
PPG Industries, Inc.	72,328	7,675,447

Diversified Support Services–0.49%
Cintas Corp.	123,645	4,773,933

Drug Retail–0.42%
Walgreen Co.	136,949	4,050,951

Electric Utilities–2.04%
American Electric Power Co., Inc.	73,841	2,946,256

Edison International	114,118	5,272,251

Entergy Corp.	53,584	3,637,818

FirstEnergy Corp.	119,402	5,873,384

Pinnacle West Capital Corp.	41,613	2,153,057

		19,882,766

Food Distributors–0.74%
Sysco Corp.	240,637	7,173,389

Health Care Distributors–0.20%
Cardinal Health, Inc.	47,320	1,987,440

Health Care Equipment–1.21%
Medtronic, Inc.	302,722	11,724,423

Home Improvement Retail–0.91%
Home Depot, Inc. (The)	166,964	8,847,422

Hotels, Resorts & Cruise Lines–0.69%
Carnival Corp.	195,815	6,710,580

Household Products–1.52%
Energizer Holdings, Inc.	47,224	3,553,606

Procter & Gamble Co. (The)	182,794	11,196,133

		14,749,739

Industrial Conglomerates–4.73%
General Electric Co.	1,477,074	30,782,222

Tyco International Ltd.	288,353	15,239,456

		46,021,678

Industrial Machinery–0.95%
Ingersoll-Rand PLC	219,302	9,250,158

Insurance Brokers–2.65%
Aon PLC	111,500	5,215,970

Marsh & McLennan Cos., Inc.	526,252	16,961,102

Willis Group Holdings PLC	98,187	3,582,844

		25,759,916

Integrated Oil & Gas–2.71%
Chevron Corp.	119,114	12,566,527

Exxon Mobil Corp.	93,455	7,996,945

Hess Corp.	31,618	1,373,802

Occidental Petroleum Corp.	51,355	4,404,718

		26,341,992

Integrated Telecommunication Services–0.93%
Verizon Communications Inc.	202,718	9,008,788

Internet Software & Services–1.90%
eBay Inc.(b)(c)	439,482	18,462,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Shares	Value

Investment Banking & Brokerage–0.66%
Charles Schwab Corp. (The)	495,623	$6,408,405

Investment Companies–Exchange Traded Funds–0.28%
SPDR S&P Homebuilders ETF	127,200	2,715,720

IT Consulting & Other Services–0.63%
Amdocs Ltd.(b)	207,808	6,176,054

Managed Health Care–2.13%
Cigna Corp.	110,479	4,861,076

UnitedHealth Group Inc.	212,605	12,437,393

WellPoint, Inc.	52,951	3,377,744

		20,676,213

Movies & Entertainment–2.52%
Time Warner Inc.	301,108	11,592,658

Viacom Inc.–Class B	273,941	12,880,706

		24,473,364

Oil & Gas Equipment & Services–0.85%
Baker Hughes Inc.	105,276	4,326,844

Cameron International Corp.(b)	23,674	1,011,117

Halliburton Co.	102,665	2,914,659

		8,252,620

Oil & Gas Exploration & Production–2.22%
Anadarko Petroleum Corp.	183,537	12,150,149

ConocoPhillips	68,038	3,801,964

Devon Energy Corp.	84,601	4,906,012

WPX Energy Inc.(b)	44,494	719,913

		21,578,038

Oil & Gas Refining & Marketing–0.12%
Phillips 66	34,019	1,130,792

Oil & Gas Storage & Transportation–0.64%
Williams Cos., Inc. (The)	215,452	6,209,327

Other Diversified Financial Services–4.07%
Citigroup Inc.	407,982	11,182,787

JPMorgan Chase & Co.	795,724	28,431,218

		39,614,005

Packaged Foods & Meats–1.57%
Kraft Foods Inc.–Class A	166,727	6,438,997

Unilever N.V.–New York Shares (Netherlands)	264,130	8,808,735

		15,247,732

Personal Products–1.00%
Avon Products, Inc.	602,379	9,764,564

Pharmaceuticals–4.55%
Bristol-Myers Squibb Co.	334,506	12,025,491

Eli Lilly & Co.	69,444	2,979,842

Hospira, Inc.(b)	55,782	1,951,254

Merck & Co., Inc.	321,435	13,419,911

Pfizer Inc.	603,143	13,872,289

		44,248,787

Property & Casualty Insurance–0.53%
Chubb Corp. (The)	71,111	5,178,303

Regional Banks–2.39%
BB&T Corp.	209,695	6,469,091

Fifth Third Bancorp	360,090	4,825,206

PNC Financial Services Group, Inc.	195,984	11,976,582

		23,270,879

Semiconductor Equipment–0.54%
Applied Materials, Inc.	460,650	5,279,049

Semiconductors–0.61%
Intel Corp.	224,165	5,973,997

Soft Drinks–1.89%
Coca-Cola Co. (The)	63,926	4,998,374

PepsiCo, Inc.	189,625	13,398,902

		18,397,276

Systems Software–1.59%
Microsoft Corp.	504,402	15,429,657

Wireless Telecommunication Services–1.37%
Vodafone Group PLC–ADR (United Kingdom)	471,687	13,292,140

Total Common Stocks & Other Equity Interests (Cost $516,118,975)		596,425,456

	Principal
	Amount
Bonds and Notes–18.26%
Advertising–0.01%
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	$100,000	113,413

Aerospace & Defense–0.02%
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	185,000	188,713

Agricultural Products–0.03%
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	255,000	311,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Airlines–0.11%
Continental Airlines Pass Through Trust, Series 2012-1, Class A, Sec. Pass Through Ctfs., 4.15%, 04/11/24	$510,000	$504,581

4.75%, 01/12/21	308,933	326,310

Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	224,821	243,931

		1,074,822

Airport Services–0.05%
BAA Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(d)	535,000	534,587

Alternative Carriers–0.16%
TW Telecom Inc., Sr. Unsec. Conv. Deb., 2.38%, 04/01/13(e)	1,136,000	1,598,920

Application Software–0.02%
Adobe Systems, Inc., Sr. Unsec. Global Notes, 4.75%, 02/01/20	185,000	206,731

Asset Management & Custody Banks–0.28%
Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(e)	2,511,000	2,721,296

Automobile Manufacturers–0.07%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(d)	700,000	706,279

Automotive Retail–0.12%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	585,000	662,632

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	395,000	427,123

Sr. Unsec. Notes, 5.88%, 10/15/12	60,000	60,909

		1,150,664

Biotechnology–1.05%
Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	1,894,000	1,325,800

Gilead Sciences Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	3,793,000	4,926,158

Vertex Pharmaceuticals Inc., Sr. Unsec. Sub. Conv. Notes, 3.35%, 10/01/15	2,987,000	3,916,704

		10,168,662

Brewers–0.09%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 3.63%, 04/15/15	395,000	423,747

5.38%, 01/15/20	50,000	59,598

FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(d)	325,000	352,585

		835,930

Broadcasting–0.06%
COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	445,000	490,687

Sr. Unsec. Notes, 8.38%, 03/01/39(d)	80,000	113,696

		604,383

Cable & Satellite–0.41%
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	445,000	524,274

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	225,000	226,891

5.15%, 03/15/42	370,000	372,483

NBC Universal Media LLC, Sr. Unsec. Global Notes, 2.10%, 04/01/14	230,000	234,350

5.15%, 04/30/20	175,000	202,555

5.95%, 04/01/41	215,000	254,835

Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	470,000	528,282

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	1,470,000	1,615,124

		3,958,794

Casinos & Gaming–1.01%
International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	3,480,000	3,858,450

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	5,867,000	5,962,339

		9,820,789

Communications Equipment–0.37%
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 03/15/15(d)	3,177,000	3,566,183

Computer & Electronics Retail–0.04%
Best Buy Co., Inc., Sr. Unsec. Notes, 5.50%, 03/15/21	420,000	387,188

Computer Hardware–0.04%
Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	420,000	430,576

Computer Storage & Peripherals–1.48%
SanDisk Corp., Sr. Unsec. Conv. Notes, 1.00%, 05/15/13	7,906,000	7,826,940

1.50%, 08/15/17	6,388,000	6,603,595

		14,430,535

Construction & Farm Machinery & Heavy Trucks–0.13%
Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	1,275,000	1,276,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Construction Materials–0.48%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	$5,300,000	$4,703,750

Consumer Finance–0.01%
American Express Credit Corp., Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	35,000	37,475

Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17	50,000	59,518

		96,993

Diversified Banks–1.32%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	155,000	151,752

4.00%, 04/27/16	230,000	226,565

Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(d)	310,000	304,646

Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	550,000	554,912

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	395,000	404,395

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 2.75%, 02/23/15	200,000	200,724

6.75%, 05/22/19	510,000	596,101

Unsec. Sub. Global Notes, 5.14%, 10/14/20	275,000	261,811

BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(d)	390,000	385,788

Citibank N.A., Sr. Unsec. Gtd. Notes, 1.75%, 12/28/12	1,500,000	1,510,699

Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(d)	565,000	547,543

HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(d)	325,000	303,205

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(d)	565,000	596,834

ING Bank N.V. (Netherlands), Unsec. Notes, 3.75%, 03/07/17(d)	755,000	749,292

Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	200,000	213,315

Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	665,000	699,109

Sr. Unsec. Gtd. Medium-Term Notes, 5.80%, 01/13/20(d)	185,000	192,663

National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(d)	190,000	199,163

Nordea Bank A.B. (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(d)	245,000	265,137

Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20(d)	490,000	532,506

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	445,000	458,758

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(d)	200,000	188,957

Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(d)	705,000	698,492

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(d)	255,000	265,963

5.50%, 11/18/14(d)	100,000	106,945

U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	530,000	538,064

U.S. Bank N.A., Sub. Notes, 3.78%, 04/29/20	450,000	470,318

Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	50,000	53,072

Sr. Unsec. Notes, 5.63%, 12/11/17	580,000	676,719

Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	440,000	445,836

		12,799,284

Diversified Capital Markets–0.05%
UBS AG (Switzerland), Sr. Unsec. Global Notes, 5.88%, 12/20/17	250,000	280,099

Sr. Unsec. Medium-Term Global Notes, 5.75%, 04/25/18	210,000	233,355

		513,454

Diversified Metals & Mining–0.16%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(d)	200,000	266,483

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 1.40%, 02/13/15	455,000	454,907

Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 9.00%, 05/01/19	295,000	404,558

Southern Copper Corp., Sr. Unsec. Global Notes, 5.38%, 04/16/20	5,000	5,535

6.75%, 04/16/40	10,000	10,738

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	20,000	21,058

5.63%, 09/15/19	185,000	207,659

6.88%, 11/10/39	185,000	219,742

		1,590,680

Diversified REIT’s–0.12%
Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(d)	1,155,000	1,194,685

Diversified Support Services–0.04%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	380,000	395,224

Drug Retail–0.04%
CVS Pass-Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	372,716	418,651

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Electric Utilities–0.15%
Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(d)	$150,000	$160,648

Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(d)	425,000	401,833

Iberdola Finance Ireland Ltd. (Spain), Sr. Unsec. Gtd. Notes, 3.80%, 09/11/14(d)	200,000	194,868

Louisville Gas & Electric Co., Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	405,000	413,588

Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	200,000	236,898

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	69,719

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	17,873

		1,495,427

Electronic Components–0.00%
Corning, Inc., Sr. Unsec. Notes, 6.63%, 05/15/19	35,000	42,482

Environmental & Facilities Services–0.04%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	395,000	420,235

Food Retail–0.02%
Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Yankee Bonds, 5.88%, 02/01/14	180,000	189,230

General Merchandise Stores–0.08%
Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	760,000	779,485

Gold–0.26%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	425,000	446,584

3.85%, 04/01/22	285,000	296,408

5.25%, 04/01/42	305,000	327,205

Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(d)	665,000	641,209

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	855,000	846,498

		2,557,904

Health Care Equipment–0.48%
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	330,000	330,898

NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	1,104,000	1,094,340

Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	2,736,000	3,204,540

		4,629,778

Health Care Facilities–0.67%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	2,241,000	2,089,732

LifePoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	4,141,000	4,446,399

		6,536,131

Health Care Services–0.48%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	70,000	76,667

Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	300,000	312,787

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	220,000	226,393

Omnicare Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.75%, 04/01/42	2,681,000	2,469,871

Series OCR, Sr. Unsec. Gtd. Conv. Deb., 3.25%, 12/15/15(e)	1,625,000	1,553,906

		4,639,624

Hotels, Resorts & Cruise Lines–0.13%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 4.25%, 03/01/22	600,000	606,548

5.63%, 03/01/21	580,000	637,770

7.38%, 03/01/20	20,000	23,868

		1,268,186

Housewares & Specialties–0.06%
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	605,000	626,445

Hypermarkets & Super Centers–0.01%
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	50,000	70,413

Industrial Conglomerates–0.51%
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 4.65%, 10/17/21	430,000	478,462

Series G, Sr. Unsec. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	3,450,000	3,489,933

Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	300,000	350,358

General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	485,000	566,958

Koninklije Philips Electronics N.V. (Netherlands), Sr. Unsec. Global Notes, 5.75%, 03/11/18	25,000	29,657

		4,915,368

Industrial Machinery–0.10%
Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	840,000	927,209

Integrated Oil & Gas–0.13%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	195,000	207,566

Husky Energy Inc. (Canada), Sr. Unsec. Notes, 3.95%, 04/15/22	300,000	307,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Integrated Oil & Gas–(continued)

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 01/24/22(d)	$570,000	$619,920

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	115,000	122,684

		1,257,910

Integrated Telecommunication Services–0.44%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	4,000	5,936

AT&T Inc., Sr. Unsec. Global Notes, 1.60%, 02/15/17	455,000	457,420

2.50%, 08/15/15	20,000	20,886

3.00%, 02/15/22	555,000	565,964

5.35%, 09/01/40	101,000	116,858

6.15%, 09/15/34	140,000	168,423

CenturyLink Inc., Sr. Unsec. Global Notes, 5.80%, 03/15/22	245,000	246,639

7.65%, 03/15/42	330,000	321,735

Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	155,000	215,895

France Telecom S.A. (France), Sr. Unsec. Global Notes, 5.38%, 01/13/42	260,000	278,008

Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 7.00%, 06/04/18	520,000	524,090

Verizon Communications, Inc., Sr. Unsec. Global Notes, 3.00%, 04/01/16	230,000	245,415

4.75%, 11/01/41	210,000	231,069

6.35%, 04/01/19	260,000	325,050

8.95%, 03/01/39	300,000	498,585

Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	39,000	39,929

		4,261,902

Investment Banking & Brokerage–0.77%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	510,000	568,401

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/01/15	65,000	65,647

5.25%, 07/27/21	400,000	406,415

6.15%, 04/01/18	550,000	595,956

Unsec. Sub. Global Notes, 6.75%, 10/01/37	385,000	379,645

Series C, Exchangeable Basket-Linked Medium-Term Notes, 1.00%, 03/15/17(d)(f)	3,328,000	3,192,684

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(d)	50,000	49,800

Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	700,000	676,470

4.00%, 07/24/15	610,000	599,620

Sr. Unsec. Notes, 3.45%, 11/02/15	715,000	695,093

5.75%, 01/25/21	220,000	217,059

		7,446,790

Life & Health Insurance–0.16%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	275,000	295,703

MetLife, Inc., Sr. Unsec. Global Notes, 4.75%, 02/08/21	410,000	455,798

Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(d)	215,000	236,685

Prudential Financial, Inc., Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	255,000	274,894

Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	50,000	52,351

7.38%, 06/15/19	105,000	128,031

6.63%, 12/01/37	110,000	125,758

		1,569,220

Managed Health Care–0.07%
Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	605,000	656,894

Movies & Entertainment–0.35%
Liberty Interractive LLC, Sr. Unsec. Conv. Notes, 3.13%, 03/30/13(e)	2,627,200	3,221,604

Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	130,000	152,232

		3,373,836

Multi-Line Insurance–0.04%
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	325,000	357,043

Office Electronics–0.00%
Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	40,000	42,478

Office REIT’s–0.04%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	335,000	351,555

Oil & Gas Drilling–0.02%
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	150,000	152,393

Oil & Gas Equipment & Services–0.24%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 12/15/12(e)	2,331,000	2,342,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–0.42%
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	$15,000	$17,802

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	395,000	447,288

Southwestern Energy Co., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/22(d)	755,000	764,495

Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17(d)	3,053,000	2,824,025

		4,053,610

Oil & Gas Refining & Marketing–0.04%
Phillips 66, Sr. Unsec. Gtd. Notes, 1.95%, 03/05/15(d)	385,000	389,517

Oil & Gas Storage & Transportation–0.13%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	155,000	176,930

Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	25,000	29,682

Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	245,000	295,340

Plains All American Pipeline L.P./PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	355,000	366,455

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	120,000	157,369

Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	185,000	244,841

		1,270,617

Other Diversified Financial Services–0.91%
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	975,000	1,045,117

Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	350,000	378,218

Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	340,000	406,140

Citigroup Funding, Inc., Unsec. Gtd. Unsub. Global Notes, 2.25%, 12/10/12	3,450,000	3,479,508

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	65,000	69,766

6.13%, 11/21/17	495,000	548,448

8.50%, 05/22/19	455,000	564,497

Sr. Unsec. Notes, 4.75%, 05/19/15	75,000	78,663

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(d)	340,000	344,988

General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	75,000	81,501

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.40%, 07/22/20	400,000	418,070

4.50%, 01/24/22	80,000	86,621

4.75%, 05/01/13	65,000	66,984

Sr. Unsec. Notes, 6.00%, 01/15/18	615,000	705,363

Unsec. Sub. Global Notes, 5.13%, 09/15/14	70,000	74,471

Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	410,000	456,191

Twin Reefs Pass-Through Trust, Sec. Floating Rate Pass Through Ctfs., 1.39% (Acquired 12/07/04; Cost $90,000)(d)(g)(h)(i)	90,000	0

		8,804,546

Packaged Foods & Meats–0.10%
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(d)	270,000	300,585

Kraft Foods Inc., Sr. Unsec. Global Notes, 7.00%, 08/11/37	305,000	402,043

Sr. Unsec. Notes, 6.88%, 01/26/39	200,000	259,230

		961,858

Paper Products–0.03%
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	245,000	275,624

Pharmaceuticals–0.65%
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	2,398,000	2,895,585

GlaxoSmithKline Capital Inc. (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 5.65%, 05/15/18	75,000	90,797

6.38%, 05/15/38	70,000	96,170

Merck & Co. Inc., Sr. Unsec. Global Notes, 5.00%, 06/30/19	280,000	336,251

Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19(d)	1,135,000	1,220,125

2.75%, 05/15/15	1,203,000	1,636,080

		6,275,008

Property & Casualty Insurance–0.05%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	25,000	29,554

WR Berkley Corp., Sr. Unsec. Notes, 4.63%, 03/15/22	420,000	425,355

		454,909

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Railroads–0.07%
CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	$80,000	$98,386

Sr. Unsec. Notes, 5.50%, 04/15/41	380,000	432,297

Union Pacific Corp., Sr. Unsec. Notes, 6.13%, 02/15/20	110,000	136,047

		666,730

Regional Banks–0.12%
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(d)	485,000	526,562

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	360,000	417,281

Sr. Unsec. Gtd. Notes, 6.70%, 06/10/19	185,000	230,583

		1,174,426

Restaurants–0.01%
Yum! Brands, Inc., Sr. Unsec. Global Bonds, 6.25%, 03/15/18	110,000	130,990

Retail REIT’s–0.06%
Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	230,000	231,409

WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(d)	270,000	319,392

		550,801

Semiconductor Equipment–0.49%
Lam Research Corp., Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	3,026,000	2,999,523

Novellus Systems Inc., Sr. Unsec. Conv. Notes, 2.63%, 05/15/41	1,399,000	1,726,016

		4,725,539

Semiconductors–1.06%
Linear Technology Corp., Sr. Unsec. Conv. Notes, 3.00%, 05/01/14(d)(e)	1,193,000	1,237,737

Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(e)	4,600,000	4,772,500

Micron Technology Inc.; Series A, Sr. Unsec. Conv. Notes, 1.50%, 08/01/18(d)(e)	2,200,000	1,958,000

Xilinx Inc., Jr. Unsec. Sub. Conv. Notes, 3.13%, 03/15/37	635,000	760,413

3.13%, 03/15/37(d)	1,302,000	1,559,145

		10,287,795

Sovereign Debt–0.01%
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	100,000	118,250

Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	10,000	12,988

		131,238

Specialized Finance–0.02%
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Notes, 3.05%, 02/15/22	195,000	202,498

Specialized REIT’s–0.19%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	170,000	180,515

Sr. Unsec. Notes, 4.50%, 01/15/18	950,000	1,002,940

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	495,000	499,455

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.25%, 03/01/22	200,000	202,337

		1,885,247

Steel–0.14%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.85%, 06/01/19	446,000	528,764

Sr. Unsec. Global Notes, 3.75%, 08/05/15	585,000	595,983

5.50%, 03/01/21	85,000	80,727

6.13%, 06/01/18	15,000	15,502

6.75%, 03/01/41	115,000	105,980

		1,326,956

Thrifts & Mortgage Finance–0.21%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	2,943,000	2,012,276

Tobacco–0.00%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	35,000	38,106

Trading Companies & Distributors–0.00%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	20,000	20,205

Trucking–0.03%
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	280,000	289,472

Wireless Telecommunication Services–0.50%
Alltel Corp., Sr. Unsec. Notes, 7.00%, 03/15/16	1,000,000	1,198,727

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	255,000	262,792

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(d)	370,000	376,937

SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	2,185,000	3,037,150

		4,875,606

Total Bonds and Notes (Cost $168,333,992)		177,513,689

U.S. Treasury Securities–10.92%
U.S. Treasury Bills–0.03%
0.09%, 11/15/12(j)(k)	340,000	339,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

U.S. Treasury Notes–7.94%
1.38%, 09/15/12	$1,700,000	$1,704,250

1.50%, 12/31/13	1,085,000	1,104,242

0.25%, 02/28/14	7,500,000	7,492,383

1.75%, 03/31/14	2,300,000	2,356,961

2.63%, 07/31/14	1,100,000	1,151,906

2.38%, 10/31/14	15,720,000	16,454,419

2.13%, 11/30/14	5,250,000	5,470,664

2.25%, 01/31/15	6,000,000	6,287,813

2.50%, 03/31/15	275,000	290,813

2.13%, 05/31/15	680,000	713,469

2.25%, 03/31/16	2,000,000	2,127,188

2.63%, 04/30/16	14,000,000	15,095,937

0.63%, 05/31/17	380,000	378,278

4.00%, 08/15/18	3,055,000	3,614,924

1.25%, 01/31/19	9,000,000	9,123,750

3.63%, 08/15/19	1,525,000	1,788,777

3.38%, 11/15/19	300,000	347,109

3.63%, 02/15/20	46,000	54,122

2.63%, 11/15/20	600,000	659,531

2.13%, 08/15/21	175,000	183,914

2.00%, 11/15/21	240,000	248,850

1.75%, 05/15/22	485,000	489,092

3.88%, 08/15/40	20,000	24,622

		77,163,014

U.S. Treasury Bonds–2.95%
8.13%, 08/15/21	2,700,000	4,240,687

6.63%, 02/15/27	2,500,000	3,906,641

5.38%, 02/15/31	8,995,000	13,108,807

4.25%, 05/15/39	805,000	1,051,280

4.50%, 08/15/39	40,000	54,263

4.63%, 02/15/40	250,000	345,859

4.38%, 05/15/40	80,000	106,613

4.25%, 11/15/40	2,000,000	2,615,937

3.13%, 11/15/41	3,000,000	3,224,531

		28,654,618

Total U.S. Treasury Securities (Cost $97,754,818)		106,157,488

	Shares
Preferred Stocks–1.73%
Health Care Facilities–0.30%
HealthSouth Corp., Series A, $65.00 Conv. Pfd.	2,785	2,952,796

Health Care Services–0.12%
Omnicare Capital Trust II, Series B, $2.00 Conv. Pfd.	26,407	1,125,466

Multi-Utilities–0.23%
CenterPoint Energy, Inc., $1.97 Conv. Pfd.(b)	62,215	2,274,736

Oil & Gas Storage & Transportation–0.50%
El Paso Energy Capital Trust I, $2.38 Conv. Pfd.	95,499	4,837,024

Regional Banks–0.35%
KeyCorp, Series A, $7.75 Conv. Pfd.	30,290	3,377,335

Research & Consulting Services–0.04%
Nielsen Holdings N.V., $3.13 Conv. Pfd.	7,510	386,296

Trucking–0.19%
2010 Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd.(d)	199,220	1,893,347

Total Preferred Stocks (Cost $13,630,400)		16,847,000

	Principal
	Amount
U.S. Government Sponsored Agency Securities–0.77%
Federal Home Loan Mortgage Corp. (FHLMC)–0.56%
Sr. Unsec. Global Bonds, 6.75%, 03/15/31	$750,000	1,156,131

Sr. Unsec. Global Notes, 3.00%, 07/28/14	1,020,000	1,075,884

5.00%, 04/18/17	1,500,000	1,787,571

5.50%, 08/23/17	140,000	171,594

Unsec. Global Notes, 4.88%, 06/13/18	1,000,000	1,212,149

		5,403,329

Federal National Mortgage Association (FNMA)–0.21%
Sr. Unsec. Global Notes, 4.38%, 10/15/15	1,700,000	1,910,378

Unsec. Global Notes, 2.63%, 11/20/14	130,000	136,767

		2,047,145

Total U.S. Government Sponsored Agency Securities (Cost $6,694,505)		7,450,474

Municipal Obligation–0.03%
Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26 (Cost $240,000)	240,000	292,997

Asset-Backed Securities–0.00%
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37 (Cost $11,405)	11,638	11,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–0.00%
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
Pass Through Ctfs., 6.50%, 02/01/26	$6,038	$6,834

5.50%, 02/01/37	507	552

		7,386

Federal National Mortgage Association (FNMA)–0.00%
Pass Through Ctfs., 6.00%, 01/01/17	1,272	1,370

5.50%, 03/01/21	476	520

8.00%, 08/01/21	3,346	3,792

9.50%, 04/01/30	10,073	12,179

		17,861

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $23,121)		25,247

	Shares
Money Market Funds–6.59%
Liquid Assets Portfolio–Institutional Class(l)	32,040,419	$32,040,419

Premier Portfolio–Institutional Class(l)	32,040,418	32,040,418

Total Money Market Funds (Cost $64,080,837)		64,080,837

TOTAL INVESTMENTS–99.63% (Cost $866,888,053)		968,804,796

OTHER ASSETS LESS LIABILITIES–0.37%		3,624,779

NET ASSETS–100.00%		$972,429,575

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
ETF	– Exchange-Traded Fund
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Sec.	– Secured
SPDR	– Standard & Poor’s Depositary Receipt
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	A portion of this security is subject to call options written. See Note 1L and Note 4.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2012 was $31,284,134, which represented 3.22% of the Trust’s Net Assets.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Exchangeable for a basket of four common stocks and one ordinary share.
(g)	Perpetual bond with no specified maturity date.
(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at June 30, 2012 represented 0.00% of the Trust’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2012.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(l)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets
as of June 30, 2012

Common Stocks & Other Equity Interests	61.3%

Bonds and Notes	18.3

U.S. Treasury Securities	10.9

Preferred Stocks	1.7

Securities types each less than 1.0% of portfolio	0.8

Money Market Funds Plus Other Assets Less Liabilities	7.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $802,807,216)	$904,723,959

Investments in affiliated money market funds, at value and cost	64,080,837

Total investments, at value (Cost $866,888,053)	968,804,796

Receivable for:
Investments sold	3,864,732

Variation margin	87,563

Fund shares sold	231,743

Dividends and interest	3,764,570

Investment for trustee deferred compensation and retirement plans	48,523

Other assets	26

Total assets	976,801,953

Liabilities:
Payable for:
Investments purchased	2,750,934

Fund shares reacquired	405,564

Options written, at value (premiums received $84,703)	282,960

Foreign currency contracts outstanding	104,103

Accrued fees to affiliates	709,916

Accrued other operating expenses	23,765

Trustee deferred compensation and retirement plans	95,136

Total liabilities	4,372,378

Net assets applicable to shares outstanding	$972,429,575

Net assets consist of:
Shares of beneficial interest	$896,656,771

Undistributed net investment income	23,150,738

Undistributed net realized gain (loss)	(48,952,121)

Unrealized appreciation	101,574,187

$972,429,575

Net Assets:
Series I	$55,297,823

Series II	$917,131,752

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	3,808,684

Series II	63,245,225

Series I:
Net asset value per share	$14.52

Series II:
Net asset value per share	$14.50

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $63,938)	$8,418,351

Dividends from affiliated money market funds	51,668

Interest	3,856,034

Total investment income	12,326,053

Expenses:
Advisory fees	1,866,963

Administrative services fees	1,282,998

Custodian fees	14,983

Distribution fees — Series II	1,129,903

Transfer agent fees	11,283

Trustees’ and officers’ fees and benefits	29,081

Other	45,823

Total expenses	4,381,034

Less: Fees waived	(959,808)

Net expenses	3,421,226

Net investment income	8,904,827

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $15,803)	8,964,888

Foreign currencies	(23,812)

Foreign currency contracts	1,075,499

Futures contracts	(610,801)

9,405,774

Change in net unrealized appreciation (depreciation) of:
Investment securities	40,960,908

Foreign currency contracts	(908,384)

Futures contracts	277,494

Option contracts written	(198,257)

40,131,761

Net realized and unrealized gain	49,537,535

Net increase in net assets resulting from operations	$58,442,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$8,904,827	$15,844,404

Net realized gain	9,405,774	6,058,577

Change in net unrealized appreciation (depreciation)	40,131,761	(42,001,839)

Net increase (decrease) in net assets resulting from operations	58,442,362	(20,098,858)

Distributions to shareholders from net investment income:
Series I	—	(166,703)

Series II	—	(14,481,929)

Total distributions from net investment income	—	(14,648,632)

Share transactions–net:
Series I	(4,282,336)	61,606,856

Series II	(2,499,743)	93,450,310

Net increase (decrease) in net assets resulting from share transactions	(6,782,079)	155,057,166

Net increase in net assets	51,660,283	120,309,676

Net assets:
Beginning of period	920,769,292	800,459,616

End of period (includes undistributed net investment income of $23,150,738 and $14,245,911, respectively)	$972,429,575	$920,769,292

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

  Invesco Van Kampen V.I. Equity and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objectives are both capital appreciation and current income.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an

Invesco Van Kampen V.I. Equity and Income Fund

independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco Van Kampen V.I. Equity and Income Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

Invesco Van Kampen V.I. Equity and Income Fund

M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $150 million	0.50%

Next $100 million	0.45%

Next $100 million	0.40%

Over $350 million	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.75% (after 12b-1 fee waivers) of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $55,886.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $115,405 for accounting and fund administrative services and reimbursed $1,167,593 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. IDI had contractually agreed to waive 0.20% of Rule 12b-1plan fees on Series II shares through June 30, 2012. 12b-1 fees before fee waivers incurred under the Plan are detailed in the Statement of Operations of Distribution fees. For the six months ended June 30, 2012, 12b-1 fees incurred for Series II shares were $225,981 after fee waivers of $903,922.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Invesco Van Kampen V.I. Equity and Income Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$669,846,118	$7,507,175	$—	$677,353,293

U.S. Treasury Securities	—	106,157,488	—	106,157,488

U.S. Government Sponsored Securities	—	7,475,721	—	7,475,721

Corporate Debt Securities	—	177,382,451	0	177,382,451

Asset-Backed Securities	—	11,608	—	11,608

Municipal Obligations	—	292,997	—	292,997

Foreign Government Debt Securities	—	131,238	—	131,238

	669,846,118	298,958,678	0	968,804,796

Foreign Currency Contracts*	—	(104,103)	—	(104,103)

Futures*	(40,195)		—	(40,195)

Options*	—	(198,257)	—	(198,257)

Total Investments	$669,805,923	$298,656,318	$0	$968,462,241

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts(a)	$17,109	$(121,212)

Interest rate risk
Futures contracts(b)	—	(40,195)

Equity risk
Options contracts(a)	—	(198,257)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts outstanding and Options written, at value, respectively.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Invesco Van Kampen V.I. Equity and Income Fund

Effect of Derivative Instruments for the six months ended June 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Foreign Currency
	Contracts*	Futures*	Options*

Realized Gain (Loss)
Currency risk	$1,075,499	$—	$—

Interest rate risk	—	(610,801)	—

Change in Unrealized Appreciation (Depreciation)
Currency risk	(908,384)	—	—

Interest rate risk	—	277,494	—

Equity risk	—	—	$(198,257)

Total	$167,115	$(333,307)	$(198,257)

*	The average notional value of foreign currency contracts, futures and options outstanding during the period was $25,108,604, $25,083,268 and $2,160,000, respectively.

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

7/12/12	Bank of New York	EUR	7,671,296	USD	9,626,633	$9,702,328	$(75,695)

7/12/12	State Street CA	GBP	6,131,140	USD	9,556,025	9,601,542	(45,517)

7/12/12	Bank of New York	USD	1,560,000	EUR	1,243,137	1,572,266	12,266

7/12/12	State Street CA	USD	1,836,000	EUR	1,455,491	1,840,843	4,843

Total open foreign currency contracts							$(104,103)

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

U.S. Treasury 2 Year Notes	27	September-2012	$5,945,063	$(900)

Short Contracts

U.S. Treasury 5 Year Notes	68	September-2012	(8,429,875)	(14,486)

U.S. Treasury 10 Year Notes	36	September-2012	(4,801,500)	(11,607)

U.S. Treasury Long Bond	29	September-2012	(4,291,094)	(13,202)

Subtotal			$(17,522,469)	$(39,295)

Total				$(40,195)

Open Options Written
						Unrealized
	Contract	Strike	Number of	Premiums		Appreciation
	Month	Price	Contracts	Received	Value	(Depreciation)

Calls
eBay Inc.	July-2012	$40	1,080	$84,703	$282,960	$(198,257)

Invesco Van Kampen V.I. Equity and Income Fund

Transactions During the Period
	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	—	$—

Written	1,080	84,703

End of period	1,080	$84,703

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2012, the Fund engaged in securities purchases of $75,783 and securities sales of $389,047, which resulted in net realized gains of $15,803.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $xx of capital loss carryforward in the fiscal year ending December 31, 2012.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2015	$1,901,861	$—	$1,901,861

December 31, 2016	6,050,182	—	6,050,182

December 31, 2017	47,497,547	—	47,497,547

	$55,449,590	$—	$55,449,590

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
  To the extent that unrealized gains as of May 2, 2011, the date of reorganization of Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund into the Fund and realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

Invesco Van Kampen V.I. Equity and Income Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $128,661,259 and $144,211,385, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$122,589,690

Aggregate unrealized (depreciation) of investment securities	(26,686,105)

Net unrealized appreciation of investment securities	$95,903,585

Cost of investments for tax purposes is $872,901,211.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	134,179	$1,927,289	166,964	$2,254,649

Series II	3,189,289	45,784,525	10,464,491	146,470,102

Issued as reinvestment of dividends:
Series I	—	—	13,178	166,498

Series II	—	—	1,025,856	14,481,929

Issued as connection with acquisitions:(b)
Series I	—	—	4,636,112	68,904,153

Series II	—	—	2,097,600	31,153,983

Reacquired:
Series I	(432,778)	(6,209,625)	(712,240)	(9,718,444)

Series II	(3,368,028)	(48,284,268)	(7,121,326)	(98,655,704)

Net increase (decrease) in share activity	(477,338)	$(6,782,079)	10,570,635	$155,057,166

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 79% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 2, 2011, the Fund acquired all the net assets of Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund (the “Target Funds”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Funds on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 6,733,712 shares of the Fund for 3,229,995, 2,847,069 and 2,619,937 shares outstanding of Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund, respectively, as of the close of business on April 29, 2011. Each class of the Target Funds was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Funds to the net asset value of the Fund on the close of business, April 29, 2011. Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund’s net assets at that date of $31,074,477, $31,415,511 and 37,568,148 including $4,748,360, 4,098,925 and 3,365,752 of unrealized appreciation, were combined with those of the Fund, respectively. The net assets of the Fund immediately before the acquisition were $883,038,141 and $983,096,277 immediately after the acquisition.
The pro forma results of operations for the year ended December 31, 2011 assuming the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$16,266,072

Net realized/unrealized gains (losses)	(29,988,355)

Change in net assets resulting from operations	(13,722,283)

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Fund’s Statement of Operations since May 2, 2011.

Invesco Van Kampen V.I. Equity and Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses				Ratio of
			(losses) on									to average		to average net		Ratio of net		rebate from
	Net asset		securities		Dividends	Distributions						net assets		assets without		investment		Morgan Stanley
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income		Affiliates to
	beginning	Investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		average	Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)		(000s omitted)	absorbed		absorbed		net assets		net assets	turnover(c)

Series I
Six months ended 06/30/12	$13.65	$0.15	$0.72	$0.87	$—	$—	$—	$14.52	6.37%		$55,298	0.67	%(d)	0.68	%(d)	1.90	%(d)	—%	16%
Year ended 12/31/11	14.06	0.25	(0.41)	(0.16)	(0.25)	—	(0.25)	13.65	(1.19)		56,053	0.66		0.67		1.83		—	28
Year ended 12/31/10(e)	12.27	0.13	1.66	1.79	—	—	—	14.06	14.59		46	0.69	(f)	0.70	(f)	1.73	(f)	—	34

Series II
Six months ended 06/30/12	13.63	0.13	0.74	0.87	—	—	—	14.50	6.38		917,132	0.72	(d)	0.93	(d)	1.85	(d)	—	16
Year ended 12/31/11	14.05	0.25	(0.42)	(0.17)	(0.25)	—	(0.25)	13.63	(1.30)		864,716	0.71		0.92		1.78		—	28
Year ended 12/31/10	12.80	0.22	1.29	1.51	(0.26)	—	(0.26)	14.05	12.03		800,414	0.74		0.98		1.68		—	34
Year ended 12/31/09	10.77	0.24	2.11	2.35	(0.32)	—	(0.32)	12.80	22.49		672,782	0.74	(g)	1.04	(g)	2.09	(g)(h)	0.01	81
Year ended 12/31/08	14.74	0.32	(3.56)	(3.24)	(0.31)	(0.42)	(0.73)	10.77	(22.68	)(i)	517,124	0.75	(g)	1.05	(g)	2.50	(g)(h)	0.01	95
Year ended 12/31/07	14.89	0.35	0.17	0.52	(0.28)	(0.39)	(0.67)	14.74	3.36		711,897	0.74	(g)	1.04	(g)	2.31	(g)(h)	0.00 (j)	70

(a)	Calculate using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $84,964,454 and sold of $24,142,395 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $56,666 and $908,889 for Series I and Series II shares, respectively.
(e)	Commencement date of June 1, 2010.
(f)	Annualized.
(g)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
(h)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed was 1.79%, 2.20% and 2.01% for the years ended December 31, 2009 through December 31, 2007, respectively.
(i)	The Adviser reimbursed the Fund for losses incurred on derivative transactions which breached an investment guideline of the Fund during the period. The impact of this reimbursement is reflected in the total return shown above. Without this reimbursement, the total return for Series II would have been (22.68)%.
(j)	Amount is less than 0.005%.

Invesco Van Kampen V.I. Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,3]	(06/30/12)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$1,064.50	$3.44	$1,021.53	$3.37	0.67%

Series II	1,000.00	1,063.80	3.69	1,021.28	3.62	0.72

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. The Fund’s adviser had contractually agreed to waive 0.20% of Rule 12b-1 plan fees on Series II shares through June 30, 2012. The annualized expense ratios restated as if this agreement had not been in effect throughout the entire most recent fiscal half year are 0.67% and 0.92% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.44 and $4.72 for Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.37 and $4.62 for Series I and Series II shares, respectively.

Invesco Van Kampen V.I. Equity and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen V.I. Equity and Income Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve

Invesco Van Kampen V.I. Equity and Income Fund

the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Mixed-Asset Target Allocation Growth Funds Index. The Board noted that performance of Series II shares of the Fund was in the third quintile of the performance universe for the one year period, the fifth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. Invesco Advisers noted that the Fund has less fixed income exposure that its peers and employs a traditional value approach while competitors typically have a core/growth bias. Invesco Advisers confirmed that performance of the Fund has been consistent with its investment process and the market environment. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series II shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund advised by Invesco Advisers and below the total account level fee of two mutual funds sub-advised by Invesco Advisers with comparable strategies. The Board also noted that the Fund’s effective fee rate was above the rate of one asset allocation fund advised by Invesco Advisers because Invesco Advisers does not charge a fee to the asset allocation fund, but does charge fees to the underlying funds in which the asset allocation fund invests.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund because of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco Van Kampen V.I. Equity and Income Fund

Invesco Van Kampen V.I. Growth and Income Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIGRI-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	7.54%

Series II Shares	7.38

S&P 500 Index▼ (Broad Market Index)	9.49

Russell 1000 Value Index▼ (Style-Specific Index)	8.68

Lipper VUF Large-Cap Value Funds Index▼ (Peer Group Index)	7.53

Source(s): ▼ Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (12/23/96)	7.55%

10 Years	5.54

5 Years	-0.84

1 Year	0.73

Series II Shares

Inception (9/18/00)	3.98%

10 Years	5.27

5 Years	-1.10

1 Year	0.47

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Growth and Income Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Growth and Income Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco Van Kampen V.I. Growth and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.72% and 0.97%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.84% and 1.09%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Growth and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2013. See current prospectus for more information.

Invesco Van Kampen V.l. Growth and Income Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.31%
Agricultural Products–0.99%
Archer-Daniels-Midland Co.	667,552	$19,706,135

Asset Management & Custody Banks–1.77%
Northern Trust Corp.	360,267	16,579,487

State Street Corp.	416,336	18,585,239

		35,164,726

Biotechnology–0.31%
Amgen Inc.	83,203	6,077,147

Cable & Satellite–4.24%
Comcast Corp.–Class A	1,540,780	49,258,737

Time Warner Cable Inc.	422,862	34,716,970

		83,975,707

Communications Equipment–0.42%
Juniper Networks, Inc.(b)	508,716	8,297,158

Computer Hardware–0.51%
Dell Inc.(b)	322,487	4,037,537

Hewlett-Packard Co.	298,036	5,993,504

		10,031,041

Data Processing & Outsourced Services–0.87%
Western Union Co. (The)	1,028,697	17,323,257

Department Stores–0.74%
Kohl’s Corp.	320,834	14,594,739

Diversified Banks–2.79%
Comerica Inc.	468,809	14,397,124

U.S. Bancorp	466,395	14,999,263

Wells Fargo & Co.	772,301	25,825,746

		55,222,133

Diversified Chemicals–1.23%
PPG Industries, Inc.	229,335	24,337,030

Diversified Support Services–0.76%
Cintas Corp.	390,912	15,093,112

Drug Retail–0.61%
Walgreen Co.	410,125	12,131,498

Electric Utilities–3.05%
American Electric Power Co., Inc.	221,124	8,822,848

Edison International	350,778	16,205,944

Entergy Corp.	162,190	11,011,079

FirstEnergy Corp.	362,722	17,842,295

Pinnacle West Capital Corp.	125,619	6,499,527

		60,381,693

Food Distributors–1.11%
Sysco Corp.	737,631	21,988,780

Health Care Distributors–0.30%
Cardinal Health, Inc.	141,836	5,957,112

Health Care Equipment–1.79%
Medtronic, Inc.	916,512	35,496,510

Home Improvement Retail–1.35%
Home Depot, Inc. (The)	504,474	26,732,077

Hotels, Resorts & Cruise Lines–1.02%
Carnival Corp.	588,697	20,174,646

Household Products–2.27%
Energizer Holdings, Inc.	146,881	11,052,795

Procter & Gamble Co. (The)	553,293	33,889,197

		44,941,992

Industrial Conglomerates–7.23%
General Electric Co.	4,597,250	95,806,690

Tyco International Ltd.	900,197	47,575,411

		143,382,101

Industrial Machinery–1.48%
Ingersoll-Rand PLC	694,361	29,288,147

Insurance Brokers–3.93%
Aon PLC	333,399	15,596,405

Marsh & McLennan Cos., Inc.	1,592,501	51,326,307

Willis Group Holdings PLC	299,209	10,918,137

		77,840,849

Integrated Oil & Gas–4.08%
Chevron Corp.	358,850	37,858,675

Exxon Mobil Corp.	296,680	25,386,908

Hess Corp.	94,502	4,106,112

Occidental Petroleum Corp.	157,415	13,501,484

		80,853,179

Integrated Telecommunication Services–1.43%
Verizon Communications Inc.	635,973	28,262,640

Internet Software & Services–2.79%
eBay Inc.(b)(c)	1,316,908	55,323,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Growth and Income Fund

	Shares	Value

Investment Banking & Brokerage–0.97%
Charles Schwab Corp. (The)	1,485,351	$19,205,588

Investment Companies–Exchange Traded Funds–0.40%
SPDR S&P Homebuilders ETF	370,300	7,905,905

IT Consulting & Other Services–1.00%
Amdocs Ltd.(b)	668,505	19,867,969

Managed Health Care–3.15%
Cigna Corp.	335,522	14,762,968

UnitedHealth Group Inc.	641,244	37,512,774

WellPoint, Inc.	160,812	10,258,198

		62,533,940

Movies & Entertainment–3.77%
Time Warner Inc.	933,489	35,939,327

Viacom Inc.–Class B	823,700	38,730,374

		74,669,701

Oil & Gas Equipment & Services–1.26%
Baker Hughes Inc.	315,965	12,986,161

Cameron International Corp.(b)	70,978	3,031,470

Halliburton Co.	315,727	8,963,490

		24,981,121

Oil & Gas Exploration & Production–3.32%
Anadarko Petroleum Corp.	554,387	36,700,420

ConocoPhillips	207,767	11,610,020

Devon Energy Corp.	265,879	15,418,323

WPX Energy Inc.(b)	134,791	2,180,918

		65,909,681

Oil & Gas Refining & Marketing–0.17%
Phillips 66	103,885	3,453,137

Oil & Gas Storage & Transportation–0.95%
Williams Cos., Inc. (The)	656,341	18,915,748

Other Diversified Financial Services–5.98%
Citigroup Inc.	1,219,916	33,437,898

JPMorgan Chase & Co.	2,379,310	85,012,746

		118,450,644

Packaged Foods & Meats–2.39%
Kraft Foods Inc.–Class A	507,655	19,605,636

Unilever N.V.–New York Shares (Netherlands)	832,299	27,757,172

		47,362,808

Personal Products–1.51%
Avon Products, Inc.	1,846,952	29,939,092

Pharmaceuticals–6.71%
Bristol-Myers Squibb Co.	1,002,634	36,044,692

Eli Lilly & Co.	208,149	8,931,674

Hospira, Inc.(b)	170,331	5,958,178

Merck & Co., Inc.	965,776	40,321,148

Pfizer Inc.	1,819,161	41,840,703

		133,096,395

Property & Casualty Insurance–0.79%
Chubb Corp. (The)	215,063	15,660,888

Regional Banks–3.75%
BB&T Corp.	667,322	20,586,884

Fifth Third Bancorp	1,146,215	15,359,281

PNC Financial Services Group, Inc.	629,970	38,497,466

		74,443,631

Semiconductor Equipment–0.85%
Applied Materials, Inc.	1,465,402	16,793,507

Semiconductors–0.96%
Intel Corp.	713,409	19,012,350

Soft Drinks–2.81%
Coca-Cola Co. (The)	194,644	15,219,214

PepsiCo, Inc.	573,972	40,556,862

		55,776,076

Systems Software–2.44%
Microsoft Corp.	1,579,135	48,305,740

Wireless Telecommunication Services–2.06%
Vodafone Group PLC–ADR (United Kingdom)	1,446,135	40,752,084

Total Common Stocks & Other Equity Interests (Cost $1,645,411,777)		1,829,612,719

Money Market Funds–7.75%
Liquid Assets Portfolio–Institutional Class(d)	76,843,583	76,843,583

Premier Portfolio–Institutional Class(d)	76,843,583	76,843,583

Total Money Market Funds (Cost $153,687,166)		153,687,166

TOTAL INVESTMENTS–100.06% (Cost $1,799,098,943)		1,983,299,885

OTHER ASSETS LESS LIABILITIES–(0.06)%		(1,216,425)

NET ASSETS–100.00%		$1,982,083,460

Investment Abbreviations:

ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
SPDR	– Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Growth and Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	A portion of this security is subject to call options written. See Note 1K and Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
As of June 30, 2012

Financials	20.4%

Health Care	12.3

Consumer Staples	11.7

Consumer Discretionary	11.1

Energy	9.8

Information Technology	9.8

Industrials	9.5

Telecommunication Services	3.5

Utilities	3.0

Materials	1.2

Money Market Funds Plus Other Assets Less Liabilities	7.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Growth and Income Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $1,645,411,777)	$1,829,612,719

Investments in affiliated money market funds, at value and cost	153,687,166

Total investments, at value (Cost $1,799,098,943)	1,983,299,885

Receivable for:
Investments sold	11,225,894

Fund shares sold	285,531

Dividends	4,278,231

Fund expenses absorbed	114,840

Investment for trustee deferred compensation and retirement plans	13,111

Total assets	1,999,217,492

Liabilities:
Payable for:
Investments purchased	9,604,493

Fund shares reacquired	3,929,341

Options written, at value (premiums received $214,500)	716,570

Foreign currency contracts outstanding	317,844

Accrued fees to affiliates	2,416,206

Accrued other operating expenses	58,142

Trustee deferred compensation and retirement plans	91,436

Total liabilities	17,134,032

Net assets applicable to shares outstanding	$1,982,083,460

Net assets consist of:
Shares of beneficial interest	$1,788,177,588

Undistributed net investment income	42,691,737

Undistributed net realized gain (loss)	(32,166,893)

Unrealized appreciation	183,381,028

$1,982,083,460

Net Assets:
Series I	$137,696,467

Series II	$1,844,386,993

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	7,206,162

Series II	96,806,622

Series I:
Net asset value per share	$19.11

Series II:
Net asset value per share	$19.05

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $198,868)	$24,143,327

Dividends from affiliated money market funds	106,238

Total investment income	24,249,565

Expenses:
Advisory fees	5,540,058

Administrative services fees	2,578,585

Custodian fees	29,539

Distribution fees — Series II	2,274,457

Transfer agent fees	12,248

Trustees’ and officers’ fees and benefits	48,992

Other	97,076

Total expenses	10,580,955

Less: Fees waived	(2,314,432)

Net expenses	8,266,523

Net investment income	15,983,042

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $139,260)	28,219,811

Foreign currencies	(56,028)

Foreign currency contracts	3,081,315

31,245,098

Change in net unrealized appreciation (depreciation) of:
Investment securities	95,676,804

Foreign currency contracts	(2,759,689)

Option contracts written	(502,070)

92,415,045

Net realized and unrealized gain	123,660,143

Net increase in net assets resulting from operations	$139,643,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$15,983,042	$26,723,123

Net realized gain	31,245,098	43,550,187

Change in net unrealized appreciation (depreciation)	92,415,045	(107,765,526)

Net increase (decrease) in net assets resulting from operations	139,643,185	(37,492,216)

Distributions to shareholders from net investment income:
Series I	—	(1,800,201)

Series II	—	(18,264,703)

Total distributions from net investment income	—	(20,064,904)

Share transactions–net:
Series I	(30,983,929)	6,256,808

Series II	(8,022,049)	52,879,530

Net increase (decrease) in net assets resulting from share transactions	(39,005,978)	59,136,338

Net increase in net assets	100,637,207	1,579,218

Net assets:
Beginning of period	1,881,446,253	1,879,867,035

End of period (includes undistributed net investment income of $42,691,737 and $26,708,695, respectively)	$1,982,083,460	$1,881,446,253

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Growth and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to seek long-term growth of capital and income.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco Van Kampen V.I. Growth and Income Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco Van Kampen V.I. Growth and Income Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.60%

Over $500 million	0.55%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

Invesco Van Kampen V.I. Growth and Income Fund

Series I shares to 0.72% and Series II shares to 0.97% of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.62% and Series II shares to 0.87% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $2,314,432.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $207,571 for accounting and fund administrative services and reimbursed $2,371,014 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,983,299,885	$—	$—	$1,983,299,885

Foreign Currency Contracts*	—	(317,844)	—	(317,844)

Options*	(502,070)	—	—	(502,070)

Total Investments	$1,982,797,815	$(317,844)	$—	$1,982,479,971

*	Unrealized appreciation (depreciation).

Invesco Van Kampen V.I. Growth and Income Fund

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk Foreign Currency Contracts(a)	$51,736	$(369,580)

Equity risk Option Contracts(a)	$—	$(502,070)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Options written, at value and Foreign currency contracts outstanding, respectively.

Effect of Derivative Instruments for the six months ended June 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Foreign Currency
	Contracts*	Options*

Realized Gain
Currency risk	$3,081,315	$—

Change in Unrealized Appreciation (Depreciation)
Currency risk	(2,759,689)	—

Equity risk	—	(502,070)

Total	$321,626	$(502,070)

*	The average notional value of foreign currency contracts and options outstanding during the period was $77,291,068 and $5,470,000, respectively.

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

07/12/12	Bank of New York	USD	4,800,000	EUR	3,825,036	$4,837,743	$37,743

07/12/12	State Street Bank	USD	5,305,000	EUR	4,205,545	5,318,993	13,993

							$51,736

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

07/12/12	Bank of New York	EUR	23,532,373	USD	29,530,540	$29,762,741	$(232,201)

07/12/12	State Street Bank	GBP	18,504,914	USD	28,841,852	28,979,231	(137,379)

							$(369,580)

Total open foreign currency contracts							$(317,844)

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Options Written
						Unrealized
	Contract	Strike	Number of	Premiums		Appreciation
	Month	Price	Contracts	Received	Value	(Depreciation)

Calls
eBay Inc.	July-2012	$40	2,735	$214,500	$716,570	$(502,070)

Invesco Van Kampen V.I. Growth and Income Fund

Transactions During the Period
	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	—	$—

Written	2,735	214,500

End of period	2,735	$214,500

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2012, the Fund engaged in securities purchases of $221,607 and securities sales of $1,049,535, which resulted in net realized gains of $139,260.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2012, the Fund paid legal fees of $165 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2017	$58,992,327	$—	$58,992,327

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Invesco Van Kampen V.I. Growth and Income Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $255,855,009 and $308,378,639, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$251,546,602

Aggregate unrealized (depreciation) of investment securities	(69,323,478)

Net unrealized appreciation of investment securities	$182,223,124

Cost of investments for tax purposes is $1,801,076,761.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	410,843	$7,781,133	2,123,242	$37,996,201

Series II	4,028,989	75,858,698	11,601,479	208,213,439

Issued as reinvestment of dividends:
Series I	—	—	112,865	1,800,201

Series II	—	—	1,146,560	18,264,703

Reacquired:
Series I	(2,017,326)	(38,765,062)	(1,820,667)	(33,539,594)

Series II	(4,444,355)	(83,880,747)	(9,473,533)	(173,598,612)

Net increase (decrease) in share activity	(2,021,849)	$(39,005,978)	3,689,946	$59,136,338

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Van Kampen V.I. Growth and Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
			Net gains									to average		to average net		Ratio of net
	Net asset		(losses)		Dividends	Distributions						net assets		assets without		investment
	value,	Net	on securities	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	(both realized	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	and unrealized)	operations	income	gains	distributions	of period	return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I(c)
Six months ended 06/30/12	$17.77	$0.17	$1.17	$1.34	$—	$—	$—	$19.11	7.54	%(d)	$137,696	0.61	%(e)	0.84	%(e)	1.85	%(e)	14%
Year ended 12/31/11	18.40	0.30	(0.70)	(0.40)	(0.23)	—	(0.23)	17.77	(2.01	)(d)	156,617	0.61		0.84		1.65		28
Year ended 12/31/10	16.37	0.24	1.81	2.05	(0.02)	—	(0.02)	18.40	12.51	(d)	154,488	0.61		0.74		1.42		30
Year ended 12/31/09	13.74	0.24	2.98	3.22	(0.59)	—	(0.59)	16.37	24.37		153,653	0.62		—		1.72		55
Year ended 12/31/08	21.36	0.36	(6.95)	(6.59)	(0.38)	(0.65)	(1.03)	13.74	(32.03)		146,013	0.61		—		2.06		50
Year ended 12/31/07	22.00	0.39	0.16	0.55	(0.36)	(0.83)	(1.19)	21.36	2.80		263,473	0.60		—		1.80		28

Series II(c)
Six months ended 06/30/12	17.74	0.15	1.16	1.31	—	—	—	19.05	7.38	(d)	1,844,387	0.86	(e)	1.09	(e)	1.60	(e)	14
Year ended 12/31/11	18.37	0.25	(0.69)	(0.44)	(0.19)	—	(0.19)	17.74	(2.26	)(d)	1,724,830	0.86		1.09		1.40		28
Year ended 12/31/10	16.39	0.20	1.80	2.00	(0.02)	—	(0.02)	18.37	12.19	(d)	1,725,378	0.86		0.99		1.17		30
Year ended 12/31/09	13.71	0.20	2.99	3.19	(0.51)	—	(0.51)	16.39	24.11	(f)	1,514,691	0.87		—		1.45		55
Year ended 12/31/08	21.31	0.32	(6.94)	(6.62)	(0.33)	(0.65)	(0.98)	13.71	(32.21	)(f)	1,236,160	0.86		—		1.82		50
Year ended 12/31/07	21.96	0.34	0.15	0.49	(0.31)	(0.83)	(1.14)	21.31	2.52	(f)	1,843,682	0.85		—		1.54		28

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	On June 1, 2010, the Class I and Class II shares of the predecessor fund were reorganized into Series I and Series II shares, respectively.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $150,617 and $1,829,563 for Series I and Series II shares, respectively.
(f)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

Invesco Van Kampen V.I. Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,3]	(06/30/12)	Period[2,4]	Ratio[2]
Series I	$1,000.00	$1,075.40	$3.15	$1,021.83	$3.07	0.61%

Series II	1,000.00	1,073.80	4.43	1,020.59	4.32	0.86

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Effective July 1, 2012, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Series I and Series II shares to 0.72% and 0.97% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.71% and 0.96% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.66 and $4.95 for Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.57 and $4.82 for Series I and Series II shares, respectively.

Invesco Van Kampen V.I. Growth and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen V.I. Growth and Income Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Large-Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of the performance universe for the one year period, the fourth quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index

Invesco Van Kampen V.I. Growth and Income Fund

for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund advised by Invesco Advisers and below the total account level fee of two mutual funds sub-advised by Invesco Advisers with comparable investment strategies.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund because of expenses of the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco Van Kampen V.I. Growth and Income Fund

Invesco Van Kampen V.I. Mid Cap Growth Fund
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIMCG-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.44%

Series II Shares	6.46

S&P 500 Index▼ (Broad Market Index)	9.49

Russell Midcap Growth Index▼ (Style-Specific Index)	8.10

Lipper VUF Mid-Cap Growth Funds Index▼ (Peer Group Index)	8.38

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper VUF Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

10	Years	6.22%

5	Years	1.41

1	Year	-9.50

Series II Shares

Inception (9/25/00)		-3.07%

10	Years	6.19

5	Years	1.35

1	Year	-9.73

Series I shares incepted on June 1, 2010. Series I shares performance shown prior to that date is that of the predecessor fund’s Class II shares and includes the 12b-1 fees applicable to the predecessor fund’s Class II shares. Class II shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class II shares is September 25, 2000.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.08% and 1.33%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Mid Cap Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.70%
Aerospace & Defense–2.10%
BE Aerospace, Inc.(b)	57,865	$2,526,386

Triumph Group, Inc.	44,099	2,481,451

		5,007,837

Apparel Retail–1.33%
American Eagle Outfitters, Inc.	161,030	3,177,122

Apparel, Accessories & Luxury Goods–2.32%
Michael Kors Holdings Ltd.(b)	86,513	3,619,704

Under Armour, Inc.–Class A(b)(c)	20,451	1,932,210

		5,551,914

Application Software–2.52%
Autodesk, Inc.(b)	45,996	1,609,400

Citrix Systems, Inc.(b)	37,676	3,162,523

Salesforce.com, Inc.(b)	8,996	1,243,787

		6,015,710

Asset Management & Custody Banks–2.02%
Affiliated Managers Group, Inc.(b)	44,069	4,823,352

Auto Parts & Equipment–0.88%
BorgWarner, Inc.(b)	32,012	2,099,667

Automobile Manufacturers–1.63%
Tesla Motors, Inc.(b)(c)	124,708	3,902,113

Biotechnology–4.41%
Alexion Pharmaceuticals, Inc.(b)	25,519	2,534,037

BioMarin Pharmaceutical Inc.(b)	100,534	3,979,136

Medivation Inc.(b)	16,829	1,538,170

Onyx Pharmaceuticals, Inc.(b)	37,227	2,473,734

		10,525,077

Broadcasting–2.27%
Discovery Communications, Inc.–Class A(b)	100,274	5,414,796

Building Products–1.63%
Lennox International Inc.	83,389	3,888,429

Communications Equipment–1.19%
F5 Networks, Inc.(b)	28,497	2,837,161

Computer Storage & Peripherals–0.43%
NetApp, Inc.(b)	32,104	1,021,549

Construction & Engineering–1.59%
KBR, Inc.	67,778	1,674,794

MasTec Inc.(b)	140,470	2,112,669

		3,787,463

Consumer Finance–2.04%
Discover Financial Services	140,873	4,871,388

Data Processing & Outsourced Services–2.17%
Alliance Data Systems Corp.(b)	25,898	3,496,230

VeriFone Systems, Inc.(b)	51,118	1,691,495

		5,187,725

Electrical Components & Equipment–2.96%
AMETEK, Inc.	91,450	4,564,270

Polypore International, Inc.(b)(c)	62,036	2,505,634

		7,069,904

Electronic Components–1.85%
Amphenol Corp.–Class A	80,621	4,427,705

Food Retail–1.31%
Whole Foods Market, Inc.	32,753	3,122,016

General Merchandise Stores–2.12%
Dollar Tree, Inc.(b)	93,954	5,054,725

Health Care Equipment–2.11%
Hologic, Inc.(b)	148,051	2,670,840

Varian Medical Systems, Inc.(b)	38,889	2,363,285

		5,034,125

Health Care Facilities–1.39%
Universal Health Services, Inc.–Class B	76,988	3,322,802

Health Care Services–3.93%
DaVita, Inc.(b)	38,459	3,777,059

Express Scripts Holding Co.(b)	50,192	2,802,219

HMS Holdings Corp.(b)	84,055	2,799,872

		9,379,150

Homebuilding–1.34%
Toll Brothers, Inc.(b)	107,877	3,207,183

Hotels, Resorts & Cruise Lines–1.32%
Starwood Hotels & Resorts Worldwide, Inc.	59,615	3,161,980

Household Products–1.62%
Church & Dwight Co., Inc.	69,729	3,867,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Growth Fund

	Shares	Value

Human Resource & Employment Services–1.31%
Robert Half International, Inc.	109,652	$3,132,758

Industrial Gases–1.59%
Airgas, Inc.	45,291	3,804,897

Industrial Machinery–2.83%
Flowserve Corp.	36,772	4,219,587

Graco Inc.	54,969	2,532,972

		6,752,559

Internet Software & Services–3.28%
Equinix, Inc.(b)	22,465	3,945,977

Facebook Inc.–Class B (Acquired 04/04/12-04/05/12; Cost $3,119,195)(d)	93,789	2,480,907

Liquidity Services Inc.(b)	27,717	1,418,833

		7,845,717

IT Consulting & Other Services–2.07%
Cognizant Technology Solutions Corp.–Class A(b)	52,114	3,126,840

Teradata Corp.(b)	25,196	1,814,364

		4,941,204

Life Sciences Tools & Services–1.65%
Agilent Technologies, Inc.	100,375	3,938,715

Managed Health Care–1.09%
Aveta, Inc. (Acquired 12/21/05-05/22/06; Cost $3,327,813)(b)(d)	237,251	2,609,761

Metal & Glass Containers–0.88%
Owens-Illinois, Inc.(b)	108,993	2,089,396

Movies & Entertainment–1.47%
Cinemark Holdings, Inc.	154,120	3,521,642

Oil & Gas Equipment & Services–2.67%
Cameron International Corp.(b)	75,287	3,215,508

Weatherford International Ltd.(b)	250,287	3,161,125

		6,376,633

Oil & Gas Exploration & Production–1.89%
Pioneer Natural Resources Co.	30,507	2,691,023

Whiting Petroleum Corp.(b)	44,245	1,819,354

		4,510,377

Pharmaceuticals–1.40%
Endo Health Solutions Inc.(b)	55,382	1,715,734

Medicis Pharmaceutical Corp.–Class A	47,932	1,636,878

		3,352,612

Railroads–1.52%
Kansas City Southern	52,195	3,630,684

Regional Banks–1.00%
First Republic Bank	71,269	2,394,638

Restaurants–2.82%
Chipotle Mexican Grill, Inc.(b)	9,397	3,570,390

Jack in the Box Inc.(b)	113,682	3,169,454

		6,739,844

Semiconductors–3.84%
Avago Technologies Ltd.	93,581	3,359,558

Broadcom Corp.–Class A(b)	78,730	2,661,074

ON Semiconductor Corp.(b)	445,319	3,161,765

		9,182,397

Soft Drinks–2.18%
Monster Beverage Corp.(b)	73,210	5,212,552

Specialty Chemicals–2.66%
Albemarle Corp.	56,109	3,346,341

LyondellBasell Industries N.V.–Class A	74,407	2,996,370

		6,342,711

Specialty Stores–7.19%
Dick’s Sporting Goods, Inc.	91,164	4,375,872

GNC Holdings, Inc.–Class A	80,258	3,146,113

PetSmart, Inc.	83,279	5,677,962

Ulta Salon, Cosmetics & Fragrance, Inc.	42,557	3,973,973

		17,173,920

Steel–1.06%
Allegheny Technologies, Inc.	79,379	2,531,396

Systems Software–1.04%
Red Hat, Inc.(b)	43,924	2,480,828

Technology Distributors–1.14%
Avnet, Inc.(b)	88,009	2,715,958

Trucking–1.54%
J.B. Hunt Transport Services, Inc.	61,867	3,687,273

Wireless Telecommunication Services–2.10%
SBA Communications Corp.–Class A(b)	88,005	5,020,685

Total Common Stocks & Other Equity Interests (Cost $203,741,284)		235,747,918

Money Market Funds–1.25%
Liquid Assets Portfolio–Institutional Class(e)	1,490,610	1,490,610

Premier Portfolio–Institutional Class(e)	1,490,611	1,490,611

Total Money Market Funds (Cost $2,981,221)		2,981,221

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.95% (Cost $206,722,505)		238,729,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Growth Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.36%
Liquid Assets Portfolio–Institutional Class (Cost $5,648,304)(e)(f)	5,648,304	$5,648,304

TOTAL INVESTMENTS–102.31% (Cost $212,370,809)		244,377,443

OTHER ASSETS LESS LIABILITIES–(2.31%)		(5,510,726)

NET ASSETS–100.00%		$238,866,717

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2012.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2012 was $5,090,668, which represented 2.13% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Consumer Discretionary	24.7%

Information Technology	19.5

Health Care	16.0

Industrials	15.5

Materials	6.2

Consumer Staples	5.1

Financials	5.1

Energy	4.5

Telecommunication Services	2.1

Money Market Funds Plus Other Assets Less Liabilities	1.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $203,741,284)*	$235,747,918

Investments in affiliated money market funds, at value and cost	8,629,525

Total investments, at value (Cost $212,370,809)	244,377,443

Receivable for:
Investments sold	3,732,068

Fund shares sold	10,976

Dividends	125,558

Investment for trustee deferred compensation and retirement plans	60,436

Total assets	248,306,481

Liabilities:
Payable for:
Investments purchased	3,155,688

Fund shares reacquired	242,060

Collateral upon return of securities loaned	5,648,304

Accrued fees to affiliates	205,453

Accrued other operating expenses	83,936

Trustee deferred compensation and retirement plans	104,323

Total liabilities	9,439,764

Net assets applicable to shares outstanding	$238,866,717

Net assets consist of:
Shares of beneficial interest	$212,341,909

Undistributed net investment income (loss)	(240,691)

Undistributed net realized gain (loss)	(5,241,091)

Unrealized appreciation	32,006,590

$238,866,717

Net Assets:
Series I	$96,056,813

Series II	$142,809,904

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	25,707,782

Series II	38,290,559

Series I:
Net asset value per share	$3.74

Series II:
Net asset value per share	$3.73

*	At June 30, 2012, securities with an aggregate value of $5,616,921 were on loan to brokers.
Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $6,613)	$437,538

Dividends from affiliated money market funds (includes securities lending income of $82,009)	84,516

Total investment income	522,054

Expenses:
Advisory fees	475,983

Administrative services fees	163,854

Custodian fees	7,779

Distribution fees — Series II	116,822

Transfer agent fees	11,582

Trustees’ and officers’ fees and benefits	13,467

Professional services fees	47,535

Other	11,190

Total expenses	848,212

Less: Fees waived	(92,819)

Net expenses	755,393

Net investment income (loss)	(233,339)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(5,213,756)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,455,904)

Foreign currencies	(36)

(2,455,940)

Net realized and unrealized gain (loss)	(7,669,696)

Net increase (decrease) in net assets resulting from operations	$(7,903,035)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income (loss)	$(233,339)	$(458,415)

Net realized gain (loss)	(5,213,756)	5,213,870

Change in net unrealized appreciation (depreciation)	(2,455,940)	(11,146,604)

Net increase (decrease) in net assets resulting from operations	(7,903,035)	(6,391,149)

Distributions to shareholders from net realized gains:
Series I	(593)	—

Series II	(3,328,808)	—

Total distributions from net realized gains	(3,329,401)	—

Share transactions–net:
Series I	103,257,490	—

Series II	81,750,970	(7,991,842)

Net increase (decrease) in net assets resulting from share transactions	185,008,460	(7,991,842)

Net increase (decrease) in net assets	173,776,024	(14,382,991)

Net assets:
Beginning of period	65,090,693	79,473,684

End of period (includes undistributed net investment income (loss) of $(240,691) and $(7,352), respectively)	$238,866,717	$65,090,693

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is to seek capital growth.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco Van Kampen V.I. Mid Cap Growth Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.75%

Next $500 million	0.70%

Over $1 billion	0.65%

Invesco Van Kampen V.I. Mid Cap Growth Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.09% and Series II shares to 1.34% of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $92,819.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $24,864 for accounting and fund administrative services and reimbursed $138,990 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$239,286,775	$5,090,668	$—	$244,377,443

Invesco Van Kampen V.I. Mid Cap Growth Fund

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2012, the Fund engaged in securities purchases of $35,199.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund did not have a capital loss carryover as of December 31, 2011.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $69,322,185 and $39,500,986, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$42,920,336

Aggregate unrealized (depreciation) of investment securities	(11,009,427)

Net unrealized appreciation of investment securities	$31,910,909

Cost of investments for tax purposes is $212,466,534.

Invesco Van Kampen V.I. Mid Cap Growth Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	2,295,769	$8,956,657	—	$—

Series II	2,142,605	7,918,029	1,834,465	7,278,754

Issued as reinvestment of dividends:
Series II	855,735	3,328,808	—	—

Issued in connection with acquisitions:(b)
Series I	27,656,004	110,336,990	—	—

Series II	20,315,173	80,877,943	—	—

Reacquired:
Series I	(4,247,021)	(16,036,157)	—	—

Series II	(2,699,298)	(10,373,810)	(3,749,212)	(15,270,596)

Net increase (decrease) in share activity	46,318,967	$185,008,460	(1,914,747)	$(7,991,842)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on April 30, 2012 the Fund acquired all the net assets of Invesco V.I. Capital Development Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 30, 2011 and by the shareholders of the Target Fund on April 2, 2012. The acquisition was accomplished by a tax-free exchange of 47,971,177 shares of the Fund for 13,665,309 shares outstanding of the Target Fund as of the close of business on April 29, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on April 27, 2012. The Target Fund’s net assets at that date of $191,214,933, including $31,284,430 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $71,573,743. The net assets of the Fund immediately after the acquisition were $262,788,676. Assuming the reorganization had been completed on January 1, 2012, the beginning of the annual reporting period, the pro forma results of operations for the six months ended June 30, 2012 are as follows:

Net investment income (loss)	$(587,959)

Net realized/unrealized gains	17,588,551

Change in net assets resulting from operations	$17,000,592

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since April 30, 2012.

Invesco Van Kampen V.I. Mid Cap Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses)						to average		to average net		Ratio of net
	Net asset	Net		on securities		Distributions				net assets		assets without		investment
	value,	investment		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)		unrealized)	operations	gains	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$3.69	$(0.00)		$0.25	$0.25	$(0.20)	$3.74	6.44%	$96,057	1.01	%(d)	1.15	%(d)	(0.19	)%(d)	55%
Year ended 12/31/11	4.05	(0.01)		(0.35)	(0.36)	—	3.69	(8.89)	11	1.00		1.14		(0.36)		137
Year ended 12/31/10(e)	3.30	(0.00	)(f)	0.75	0.75	—	4.05	22.73	12	1.01	(g)	1.12	(g)	(0.18	)(g)	105

Series II
Six months ended 06/30/12	3.68	(0.00)		0.25	0.25	(0.20)	3.73	6.46	142,810	1.26	(d)	1.40	(d)	(0.44	)(d)	55
Year ended 12/31/11	4.06	(0.02)		(0.36)	(0.38)	—	3.68	(9.36)	65,080	1.25		1.39		(0.61)		137
Year ended 12/31/10	3.19	(0.02)		0.89	0.87	—	4.06	27.27	79,461	1.26		1.37		(0.53)		105
Year ended 12/31/09	2.04	(0.01)		1.16	1.15	—	3.19	56.37	45,451	1.26		1.52		(0.36)		42
Year ended 12/31/08	5.72	(0.02)		(2.01)	(2.03)	(1.65)	2.04	(46.83)	22,603	1.26		1.61		(0.66)		42
Year ended 12/31/07	5.24	(0.02)		0.88	0.86	(0.38)	5.72	17.60	43,316	1.26		1.39		(0.37)		201

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended June 30, 2012, the portfolio turnover calculation excludes the value of securities purchased of $158,450,343 and sold of $38,711,544 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco VI Capital Development into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $33,655 and $93,971 for Series I and Series II shares, respectively.
(e)	Commencement date of June 1, 2010.
(f)	Amount is less than $0.01 per share.
(g)	Annualized.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,4]	(06/30/12)	Period[2,5]	Ratio[3]
Series I	$1,000.00	$1,064.40	$5.18	$1,019.84	$5.07	1.01%

Series II	1,000.00	1,064.60	6.47	1,018.60	6.32	1.26

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.
[3]	Effective July 1, 2012, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Series I and Series II shares to 1.09% and 1.34% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.09% and 1.34% for Series I and Series II shares, respectively.
[4]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.59 and $6.88 for Series I and Series II shares, respectively.
[5]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.47 and $6.72 for Series I and Series II shares, respectively.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen V.I. Mid Cap Growth Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund reorganizations approved by the Trustees. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds – Mid-Cap Growth Funds Index. The Board noted that performance of Series II shares of the Fund was in the fifth quintile of the performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was below the performance of the Index for the one and five year periods and above the performance of the Index for the three year period. Invesco Advisers presented an analysis to the Board

Invesco Van Kampen V.I. Mid Cap Growth Fund

that included an explanation of reasons for differences in performance relative to that of the universe and index, including differences between the Fund’s investment strategies and those of peers. The Board discussed actions that Invesco Advisers had taken or was taking to address performance issues and Invesco Adviser’s resources and responsiveness to performance concerns. These explanations provided a sound basis for understanding comparative performance and monitoring and addressing it going forward, and were part of the Board’s overall conclusion about the nature, extent and quality of the services provided by Invesco Advisers. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series II shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rates of two other mutual funds with comparable strategies.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Invesco Van Kampen V.I. Value Opportunities Fund
Effective April 30, 2012, Invesco V.I. Basic Value Fund was renamed Invesco Van Kampen V.I. Value Opportunities Fund.
Semiannual Report to Shareholders ▪ June 30, 2012

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.
Invesco Distributors, Inc.
VK-VIVOPP-SAR-1

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	8.99%

Series II Shares	9.05

S&P 500 Index▼ (Broad Market Index)	9.49

Russell 3000 Value Index▼ (Style-Specific Index)*	8.64

Russell 1000 Value Index▼ (Former Style-Specific Index)*	8.68

Lipper VUF Multi-Cap Value Funds Index▼ (Peer Group Index)*	6.53

Lipper VUF Large-Cap Value Funds Index▼ (Former Peer Group Index)*	7.53

Source(s): ▼Lipper Inc.

*	During the reporting period, the Fund has elected to use the Russell 3000 Value Index and the Lipper VUF Multi-Cap Value Funds Index as its style-specific and peer group indexes, respectively, rather than the Russell 1000 Value Index and the Lipper VUF Large-Cap Value Funds Index because the new indexes more closely reflect the performance of the types of securities in which the Fund invests.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell 3000® Value Index is an unmanaged index considered representative of US value stocks. The Russell 3000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co.
     The Lipper VUF Multi-Cap Value Funds Index is an unmanaged index considered representative of multi-cap value variable insurance underlying funds tracked by Lipper.
     The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12

Series I Shares

Inception (9/10/01)		1.44%

10	Years	2.32

5	Years	-5.26

1	Year	2.30

Series II Shares

Inception (9/10/01)		1.20%

10	Years	2.07

5	Years	-5.48

1	Year	2.12

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.00% and 1.25%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Invesco Van Kampen V.I. Value Opportunities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the
Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.
     The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco Van Kampen V.I. Value Opportunities Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.68%
Advertising–5.88%
Omnicom Group Inc.	278,923	$13,555,658

Aerospace & Defense–1.74%
Honeywell International Inc.	71,937	4,016,962

Asset Management & Custody Banks–1.70%
Bank of New York Mellon Corp. (The)	178,193	3,911,336

Automobile Manufacturers–1.92%
Renault S.A. (France)	110,254	4,417,595

Brewers–3.37%
Molson Coors Brewing Co.–Class B	186,911	7,777,367

Cable & Satellite–6.31%
Comcast Corp.–Class A	89,807	2,871,130

Time Warner Cable Inc.	142,409	11,691,779

		14,562,909

Computer Hardware–5.81%
Apple Inc.	12,483	7,290,072

Dell Inc.(b)	165,688	2,074,414

Hewlett-Packard Co.	201,049	4,043,095

		13,407,581

Department Stores–1.98%
Macy’s, Inc.	132,637	4,556,081

Diversified Banks–6.12%
Comerica Inc.	87,527	2,687,954

U.S. Bancorp	110,496	3,553,551

Wells Fargo & Co.	235,140	7,863,082

		14,104,587

General Merchandise Stores–2.25%
Target Corp.	89,246	5,193,225

Household Products–1.88%
Procter & Gamble Co. (The)	70,761	4,334,111

Hypermarkets & Super Centers–1.97%
Wal-Mart Stores, Inc.	65,090	4,538,075

Industrial Conglomerates–1.89%
General Electric Co.	209,413	4,364,167

Integrated Oil & Gas–12.95%
Chevron Corp.	89,170	9,407,435

Exxon Mobil Corp.	34,695	2,968,851

Petroleo Brasileiro S.A.–ADR (Brazil)	173,260	3,252,090

Royal Dutch Shell PLC–ADR (United Kingdom)	148,683	10,025,695

Total SA–ADR (France)	93,610	4,207,769

		29,861,840

Internet Software & Services–1.23%
Google Inc.–Class A(b)	4,900	2,842,343

Investment Banking & Brokerage–2.18%
Goldman Sachs Group, Inc. (The)	24,251	2,324,701

Morgan Stanley	185,198	2,702,039

		5,026,740

Life & Health Insurance–1.38%
MetLife, Inc.	103,318	3,187,360

Managed Health Care–2.37%
UnitedHealth Group Inc.	93,508	5,470,218

Oil & Gas Drilling–1.04%
Noble Corp.(b)	73,943	2,405,366

Other Diversified Financial Services–7.40%
Bank of America Corp.	401,604	3,285,121

Citigroup Inc.	159,509	4,372,141

JPMorgan Chase & Co.	263,119	9,401,242

		17,058,504

Pharmaceuticals–4.52%
Bristol-Myers Squibb Co.	99,857	3,589,859

Pfizer Inc.	297,012	6,831,276

		10,421,135

Property & Casualty Insurance–16.29%
Allied World Assurance Co. Holdings AG	66,173	5,258,768

Allstate Corp. (The)	177,245	6,219,527

Aspen Insurance Holdings Ltd.	248,971	7,195,262

Chubb Corp. (The)	198,702	14,469,480

Travelers Cos., Inc. (The)	69,120	4,412,621

		37,555,658

Steel–1.17%
POSCO–ADR (South Korea)	33,624	2,704,715

Wireless Telecommunication Services–2.33%
Vodafone Group PLC–ADR (United Kingdom)	190,407	5,365,669

Total Common Stocks & Other Equity Interests (Cost $185,929,918)		220,639,202

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Value Opportunities Fund

	Shares	Value

Money Market Funds–3.96%
Liquid Assets Portfolio–Institutional Class(c)	4,561,872	$4,561,872

Premier Portfolio–Institutional Class(c)	4,561,873	4,561,873

Total Money Market Funds (Cost $9,123,745)		9,123,745

TOTAL INVESTMENTS–99.64% (Cost $195,053,663)		229,762,947

OTHER ASSETS LESS LIABILITIES–0.36%		840,586

NET ASSETS–100.00%		$230,603,533

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Financials	35.1%

Consumer Discretionary	18.3

Energy	14.0

Consumer Staples	7.2

Information Technology	7.1

Health Care	6.9

Industrials	3.6

Telecommunication Services	2.3

Materials	1.2

Money Market Funds Plus Other Assets Less Liabilities	4.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Value Opportunities Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $185,929,918)	$220,639,202

Investments in affiliated money market funds, at value and cost	9,123,745

Total investments, at value (Cost $195,053,663)	229,762,947

Receivable for:
Investments sold	665,662

Fund shares sold	7,042

Dividends	599,371

Investment for trustee deferred compensation and retirement plans	31,111

Total assets	231,066,133

Liabilities:
Payable for:
Fund shares reacquired	136,940

Accrued fees to affiliates	203,633

Accrued other operating expenses	24,737

Trustee deferred compensation and retirement plans	97,290

Total liabilities	462,600

Net assets applicable to shares outstanding	$230,603,533

Net assets consist of:
Shares of beneficial interest	$251,227,818

Undistributed net investment income	4,794,238

Undistributed net realized gain (loss)	(60,127,807)

Unrealized appreciation	34,709,284

$230,603,533

Net Assets:
Series I	$129,791,418

Series II	$100,812,115

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	19,462,878

Series II	15,216,026

Series I:
Net asset value per share	$6.67

Series II:
Net asset value per share	$6.63

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $93,922)	$3,028,473

Dividends from affiliated money market funds	4,571

Total investment income	3,033,044

Expenses:
Advisory fees	837,303

Administrative services fees	327,866

Custodian fees	7,210

Distribution fees — Series II	127,964

Transfer agent fees	18,754

Trustees’ and officers’ fees and benefits	15,527

Other	27,920

Total expenses	1,362,544

Less: Fees waived	(3,895)

Net expenses	1,358,649

Net investment income	1,674,395

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities	10,305,967

Foreign currencies	(5,170)

10,300,797

Change in net unrealized appreciation of investment securities	9,335,532

Net realized and unrealized gain	19,636,329

Net increase in net assets resulting from operations	$21,310,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Van Kampen V.I. Value Opportunities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$1,674,395	$3,225,795

Net realized gain	10,300,797	13,180,072

Change in net unrealized appreciation (depreciation)	9,335,532	(23,850,063)

Net increase (decrease) in net assets resulting from operations	21,310,724	(7,444,196)

Distributions to shareholders from net investment income:
Series I	—	(1,326,452)

Series II	—	(702,510)

Total distributions from net investment income	—	(2,028,962)

Share transactions–net:
Series I	(17,820,492)	(40,031,379)

Series II	(12,068,798)	(25,126,460)

Net increase (decrease) in net assets resulting from share transactions	(29,889,290)	(65,157,839)

Net increase (decrease) in net assets	(8,578,566)	(74,630,997)

Net assets:
Beginning of period	239,182,099	313,813,096

End of period (includes undistributed net investment income of $4,794,238 and $3,119,843, respectively)	$230,603,533	$239,182,099

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen V.I. Value Opportunities Fund, formerly Invesco V.I. Basic Value Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco Van Kampen V.I. Value Opportunities Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco Van Kampen V.I. Value Opportunities Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.695%

Next $250 million	0.67%

Next $500 million	0.645%

Next $1.5 billion	0.62%

Next $2.5 billion	0.595%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco

Invesco Van Kampen V.I. Value Opportunities Fund

mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $3,895.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2012, Invesco was paid $32,682 for accounting and fund administrative services and reimbursed $295,184 for services provided by insurance companies.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$225,345,352	$4,417,595	$—	$229,762,947

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the

Invesco Van Kampen V.I. Value Opportunities Fund

custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2016	$28,504,080	$—	$28,504,080

December 31, 2017	32,409,899	—	32,409,899

December 31, 2018	7,875,284	—	7,875,284

	$68,789,263	$—	$68,789,263

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $8,555,526 and $43,914,311, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$51,336,704

Aggregate unrealized (depreciation) of investment securities	(18,266,761)

Net unrealized appreciation of investment securities	$33,069,943

Cost of investments for tax purposes is $196,693,004.

Invesco Van Kampen V.I. Value Opportunities Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Series I	830,880	$5,720,093	969,060	$6,229,063

Series II	975,194	6,189,826	2,174,535	13,057,835

Issued as reinvestment of dividends:
Series I	—	—	248,399	1,326,452

Series II	—	—	132,299	702,510

Reacquired:
Series I	(3,545,089)	(23,540,585)	(7,489,282)	(47,586,894)

Series II	(2,775,801)	(18,258,624)	(6,151,667)	(38,886,805)

Net increase (decrease) in share activity	(4,514,816)	$(29,889,290)	(10,116,656)	$(65,157,839)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Six months ended 06/30/12	$6.12	$0.05	$0.50	$0.55	$—	$—	$—	$6.67	8.99%	$129,791	1.02	%(d)	1.02	%(d)	1.50	%(d)	4%
Year ended 12/31/11	6.38	0.08	(0.28)	(0.20)	(0.06)	—	(0.06)	6.12	(3.05)	135,644	1.00		1.00		1.28		15
Year ended 12/31/10	5.98	0.04	0.40	0.44	(0.04)	—	(0.04)	6.38	7.35	181,515	1.00		1.00		0.65		86
Year ended 12/31/09	4.10	0.03	1.94	1.97	(0.09)	—	(0.09)	5.98	48.00	226,282	0.98		0.99		0.59		23
Year ended 12/31/08	12.73	0.10	(6.68)	(6.58)	(0.09)	(1.96)	(2.05)	4.10	(51.77)	157,693	1.03		1.03		0.99		58
Year ended 12/31/07	13.35	0.07	0.17	0.24	(0.08)	(0.78)	(0.86)	12.73	1.62	399,974	0.96		0.99		0.52		25

Series II
Six months ended 06/30/12	6.08	0.04	0.51	0.55	—	—	—	6.63	9.05	100,812	1.27	(d)	1.27	(d)	1.25	(d)	4
Year ended 12/31/11	6.34	0.06	(0.28)	(0.22)	(0.04)	—	(0.04)	6.08	(3.39)	103,538	1.25		1.25		1.03		15
Year ended 12/31/10	5.95	0.02	0.39	0.41	(0.02)	—	(0.02)	6.34	6.94	132,298	1.25		1.25		0.40		86
Year ended 12/31/09	4.07	0.02	1.92	1.94	(0.06)	—	(0.06)	5.95	47.74	133,872	1.23		1.24		0.34		23
Year ended 12/31/08	12.62	0.07	(6.61)	(6.54)	(0.05)	(1.96)	(2.01)	4.07	(51.90)	126,874	1.28		1.28		0.74		58
Year ended 12/31/07	13.24	0.04	0.16	0.20	(0.04)	(0.78)	(0.82)	12.62	1.36	303,628	1.21		1.24		0.27		25

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $139,341 and $102,933 for Series I and Series II shares, respectively.

Invesco Van Kampen V.I. Value Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.
  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Series I	$1,000.00	$1,089.90	$5.30	$1,019.79	$5.12	1.02%

Series II	1,000.00	1,090.50	6.60	1,018.55	6.37	1.27

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

Invesco Van Kampen V.I. Value Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts
(Formerly Known as Invesco V.I. Basic Value Fund)

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen V.I. Value Opportunities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

Invesco Van Kampen V.I. Value Opportunities Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Multi-Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of the performance universe for the one year period, the second quintile for the three period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one and five year periods and above the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Series I shares of the Fund was at the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was above the effective fee rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waivers is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco Van Kampen V.I. Value Opportunities Fund

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: August 24, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: August 24, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer
Date: August 24, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.